UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

760 Moore Rd.
King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Andrew J. McNally

BNY Mellon Investment Servicing (US) Inc.

760 Moore Rd.

King of Prussia, PA 19406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Old Westbury Funds, Inc.
Large Cap Core Fund
Portfolio of Investments	January 31, 2013
(Unaudited)

Shares		Value
COMMON STOCKS — 96.3%

Banks — 6.9%
673,925	China Construction Bank Corp. - ADR	$11,618,467
200,930	Citigroup, Inc.	8,471,209
783,985	Nordea Bank AB - ADR	8,780,632
1,821,130	Sumitomo Mitsui Financial Group, Inc. - ADR	14,732,942
		43,603,250
Consumer Discretionary — 13.5%
168,720	Coach, Inc.	8,604,720
194,630	Daihatsu Motor Co. Ltd. - ADR	8,145,266
349,510	Dollar General Corp.(b)	16,154,352
208,055	Lowe’s Cos, Inc.	7,945,620
302,630	Macy’s, Inc.	11,956,911
169,130	Magna International, Inc.	8,837,043
96,502	Nielsen Holdings NV(b)	3,137,280
220,670	Nikon Corp. Plc - ADR	6,311,162
139,250	Target Corp.	8,412,093
129,660	Volkswagen AG - ADR	6,449,288
		85,953,735
Consumer Staples — 9.5%
228,760	Associated British Foods Plc - ADR	6,345,802
183,115	CVS Caremark Corp.	9,375,488
186,445	Imperial Tobacco Group Plc - ADR	13,946,086
991,230	Koninklijke Ahold NV - ADR	14,481,870
401,590	Walgreen Co.	16,047,536
		60,196,782
Energy — 9.4%
109,645	China Petroleum & Chemical Corp. - ADR	13,316,385
146,110	ConocoPhillips	8,474,380
255,760	ENI SpA - ADR	12,770,097
327,850	Marathon Oil Corp.	11,019,039
264,255	Total SA - ADR	14,346,404
		59,926,305
Health Care — 14.8%
267,270	Aetna, Inc.	12,890,432
168,395	Johnson & Johnson	12,447,758
287,140	Sanofi - ADR	13,977,975
302,360	Teva Pharmaceutical Industries Ltd. - ADR	11,486,656
196,550	Thermo Fisher Scientific, Inc.	14,179,117
220,120	UnitedHealth Group, Inc.	12,152,825
226,415	Zimmer Holdings, Inc.	16,890,559
		94,025,322
Industrials — 7.9%
1,205,860	East Japan Railway Co. - ADR	13,614,159
294,680	Embraer SA - ADR	9,715,600
87,175	General Dynamics Corp.	5,779,703

Shares		Value
Industrials (continued)
520,285	ITOCHU Corp. - ADR	$11,742,832
249,450	Waste Management, Inc.	9,074,991
		49,927,285
Information Technology — 9.8%
172,695	Accenture Plc - Class A	12,415,044
215,190	Avago Technologies Ltd.	7,697,346
77,885	International Business Machines Corp.	15,816,107
504,250	Microsoft Corp.	13,851,748
187,770	QUALCOMM, Inc.	12,398,453
		62,178,698
Insurance — 6.5%
154,465	ACE Ltd.	13,180,498
499,995	Allianz SE - ADR	7,144,929
715,455	Muenchener Rueckversi-cherungs AG - ADR	13,171,527
701,200	Suncorp Group Ltd. - ADR	7,706,188
		41,203,142
Materials — 3.8%
347,455	Barrick Gold Corp.	11,090,764
115,405	BHP Billiton Plc -ADR	7,921,399
120,200	Newmont Mining Corp.	5,163,792
		24,175,955
Real Estate — 0.8%
289,065	Wharf Holdings Ltd. - ADR	5,081,763
Telecommunication Services — 9.4%
191,615	CenturyLink, Inc.	7,750,827
199,215	China Telecom Corp. Ltd. - ADR	10,887,100
890,900	KDDI Corp. - ADR	16,499,468
645,965	Tele2 AB - ADR	5,786,554
349,230	Tim Participacoes SA - ADR	7,683,060
405,700	Vodafone Group Plc - ADR	11,083,724
		59,690,733
Utilities — 4.0%
81,685	DTE Energy Co	5,171,477
226,285	Exelon Corp.	7,114,400
355,950	SSE Plc - ADR	8,090,744
273,775	Tokyo Gas Co. Ltd. - ADR	5,182,561
		25,559,182
Total Common Stocks (Cost $556,895,668)		611,522,152

1

Old Westbury Funds, Inc.
Large Cap Core Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal Amount		Value
U.S. GOVERNMENT SECURITIES — 1.6%

U.S. Treasury Bills — 1.6%
$10,000,000	0.03%, 02/28/13(c)	$9,999,250

Total U.S. Government Securities (Cost $9,999,250)		9,999,250

Shares
INVESTMENT COMPANY — 2.5%

15,777,700	SEI Daily Income Trust Government II Fund, Class A, 0.01%(d)	15,777,700

Total Investment Company (Cost $15,777,700)		15,777,700

TOTAL INVESTMENTS — 100.4% (Cost $582,672,618)(a)		637,299,102

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(2,385,106)
NET ASSETS — 100.0%		$634,913,996

(a)	Cost for federal income tax purposes is $582,728,907 and net unrealized appreciation of investments is as follows:
Unrealized appreciation	$69,108,418
Unrealized depreciation	(14,538,223)
Net unrealized appreciation	$54,570,195

(b)	Non-income producing security.
(c)	The rate represents the annualized yield at the time of purchase.
(d)	Rate shown represents current yield at January 31, 2013.

ADR-American Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	6.9%
Consumer Discretionary	13.5%
Consumer Staples	9.5%
Energy	9.4%
Health Care	14.8%
Industrials	7.9%
Information Technology	9.8%
Insurance	6.5%
Materials	3.8%
Real Estate	0.8%
Telecommunication Services	9.4%
Utilities	4.0%
Other*	3.7%
100%

*	Includes cash and equivalents, U.S. government securities, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

2

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	January 31, 2013
(Unaudited)

Shares		Value
COMMON STOCKS — 87.8%

ARGENTINA — 0.6%
351,000	MercadoLibre, Inc.	$31,028,400
BELGIUM — 0.3%
271,000	UCB SA	15,643,885
BRAZIL — 2.6%
5,669,000	BM&FBovespa SA	39,684,566
432,000	CETIP SA - Mercados Organizados	5,434,303
467,000	Cielo SA	13,207,844
3,154,684	Itau Unibanco Holding SA - ADR	54,355,205
394,000	Natura Cosmeticos SA	10,624,852
878,000	Raia Drogasil SA	9,810,179
		133,116,949
CANADA — 0.9%
1,422,900	Barrick Gold Corp.	45,309,108
CHINA — 0.2%
3,742,000	Tingyi Cayman Islands Holding Corp.	10,518,555
DENMARK — 0.2%
301,000	Novozymes A/S - Class B	9,882,324
FINLAND — 1.1%
300,000	Kone Oyj - Class B	24,745,753
7,672,315	Nokia Oyj	30,022,963
		54,768,716
FRANCE — 2.1%
875,008	Renault SA	52,768,511
2,569,368	Vivendi SA	55,086,044
		107,854,555
GERMANY — 5.7%
980,376	Adidas AG	91,116,970
919,000	Bayerische Motoren Werke AG	92,525,153
894,000	Deutsche Boerse AG	58,817,866
382,900	Siemens AG	42,028,590
		284,488,579
INDIA — 1.1%
127,000	Asian Paints Ltd.(d)	10,747,247
462,000	Hero Honda Motors Ltd.(d)	15,826,475
4,594,000	ITC Ltd.(d)	26,571,613
		53,145,335
ITALY — 2.8%
1,806,900	ENI SpA	45,363,251
3,574,471	Fiat Industrial SpA	46,034,376
4,421,003	Fiat SpA(b)	27,012,605
2,434,000	Prada SpA	21,875,055
		140,285,287
JAPAN — 8.7%
790,600	Canon, Inc.	29,092,558
164,500	FANUC Corp.	25,634,261

Shares		Value
JAPAN (continued)
7,863,000	Hitachi Ltd.	$46,604,473
2,505,000	Japan Tobacco, Inc.	77,989,338
1,050,000	KDDI Corp.	78,079,720
246,810	Keyence Corp(d)	68,473,615
11,667,300	Mitsubishi UFJ Financial Group, Inc.	66,473,435
1,002,400	Nippon Telegraph & Telephone Corp.	41,983,619
		434,331,019
NETHERLANDS — 3.2%
634,480	ASML Holding NV	47,643,103
7,309,000	Reed Elsevier NV(d)	113,581,318
		161,224,421
PORTUGAL — 0.3%
779,000	Jeronimo Martins SGPS SA	16,558,602
RUSSIA — 0.2%
264,000	Mail.Ru Group Ltd. - GDR(d)	8,783,280
SINGAPORE — 1.3%
517,000	Jardine Cycle & Carriage Ltd.	21,141,171
10,086,000	Sembcorp Industries Ltd.	44,658,247
		65,799,418
SOUTH AFRICA — 0.9%
685,000	Naspers Ltd. - Class N	44,326,525
SOUTH KOREA — 1.3%
25,742	Samsung Electronics Co. Ltd.	34,230,471
40,000	Samsung Electronics Co. Ltd. Preference Shares	31,149,987
		65,380,458
SWITZERLAND — 6.1%
87,000	Kuehne + Nagel International AG	10,219,548
1,428,000	Nestle SA	100,268,337
483,800	Roche Holding AG	107,068,095
10,800	SGS SA	25,728,696
819,676	Swiss Re AG	61,021,976
		304,306,652
THAILAND — 0.2%
6,550,000	CP ALL Public Co. Ltd.	10,268,696
UNITED KINGDOM — 10.1%
4,362,000	ARM Holdings Plc	59,703,216
2,783,219	BG Group Plc	49,438,658
3,945,613	BP Plc	29,207,883
4,946,000	HSBC Holdings Plc	56,220,251
3,577,757	Pearson Plc(d)	67,751,113
1,405,000	Petrofac Ltd.	36,499,884
867,930	Rio Tinto Plc	49,004,500
2,741,117	Rolls-Royce Holdings Plc	41,126,332
9,146,731	TESCO Plc	51,687,199
8,830,700	Vodafone Group Plc	24,103,342
3

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (continued)	January 31, 2013
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
928,695	Wolseley Plc	$43,377,016
		508,119,394
UNITED STATES — 37.9%
345,000	Allergan, Inc.	36,228,450
167,000	Amazon.com, Inc.(b)	44,338,500
211,100	Apple, Inc.	96,115,941
575,000	BioMarin Pharmaceutical, Inc.(b)	31,561,750
430,400	Celgene Corp.(b)	42,592,384
259,000	Cerner Corp.(b)	21,380,450
1,829,500	Chesapeake Energy Corp.	36,919,310
1,418,500	Citigroup, Inc.	59,803,960
2,456,200	Coca-Cola Co. (The)	91,468,888
830,500	Colgate-Palmolive Co.	89,170,785
1,492,200	Covidien Plc	93,023,748
436,300	Deere & Co.	41,038,378
878,000	Facebook, Inc. - Class A(b)	27,191,660
351,000	FMC Technologies, Inc.(b)	16,619,850
659,000	Franklin Resources, Inc.	90,203,920
3,614,000	General Electric Co.	80,519,920
878,800	Gilead Sciences, Inc.(b)	34,668,660
41,500	Google, Inc. - Class A(b)	31,361,135
2,559,000	Hewlett-Packard Co.	42,249,090
42,000	Intuitive Surgical, Inc.(b)	24,123,960
1,217,000	JPMorgan Chase & Co.	57,259,850
597,000	Las Vegas Sands Corp.	32,984,250
48,300	Mastercard, Inc. - Class A	25,038,720
1,706,500	Microsoft Corp.	46,877,555
354,000	National Oilwell Varco, Inc.	26,245,560
462,000	NIKE, Inc. - Class B	24,971,100
847,000	Occidental Petroleum Corp.	74,764,690
2,033,200	Pfizer, Inc.	55,465,696
193,000	Praxair, Inc.	21,301,410
603,000	QUALCOMM, Inc.	39,816,090
253,000	Salesforce.com, Inc.(b)	43,548,890
1,410,300	Schlumberger Ltd.	110,073,915
2,616,700	Texas Instruments, Inc.	86,560,436
740,900	Union Pacific Corp.	97,398,714
327,000	Visa, Inc. - Class A	51,636,570
2,176,000	Wells Fargo & Co.	75,790,080
		1,900,314,265
Total Common Stocks (Cost $3,840,923,404)		4,405,454,423

EXCHANGE TRADED FUNDS — 2.1%
2,442,000	iShares MSCI Emerging Markets Index Fund	107,985,240

Total Exchange Traded Funds (Cost $100,100,214)		107,985,240

Principal Amount		Value
U.S. GOVERNMENT SECURITIES — 1.4%

U.S. Treasury Bills — 1.4%
$50,000,000	0.00%, 02/21/13(c)	$49,998,111
20,000,000	0.10%, 02/28/13(c)	19,998,500

Total U.S. Government Securities (Cost $69,996,611)		69,996,611

CASH SWEEP — 4.7%
235,406,700	Federated Government Obligations Fund 0.02%(e)	235,406,700

Total Cash Sweep (Cost $235,406,700)		235,406,700

TOTAL INVESTMENTS — 96.0% (Cost $4,246,426,929)(a)		$4,818,842,974

OTHER ASSETS IN EXCESS OF LIABILITIES — 4.0%		200,160,991
NET ASSETS — 100.0%		$5,019,003,965

(a)	Cost for federal income tax purposes is $4,248,944,815 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$653,818,881
Unrealized depreciation	(83,920,723)
Net unrealized appreciation	$569,898,158

(b)	Non-income producing security.
(c)	The rate represents the annualized yield at time of purchase.
(d)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $225,691,134 or 4.5% of net assets.
(e)	Rate shown represents current yield at January 31, 2013.

ADR-American Depositary Receipt
GDR-Global Depositary Receipt

4

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (continued)	January 31, 2013
(Unaudited)

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	6.2%
Consumer Discretionary	13.0%
Consumer Staples	9.9%
Diversified Financials	5.0%
Energy	8.5%
Health Care	9.2%
Industrials	10.4%
Information Technology	17.7%
Insurance	1.2%
Materials	2.7%
Telecommunication Services	4.0%
Other*	12.2%
100%

*	Includes cash and equivalents, exchange traded funds, U.S. government agencies, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

5

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments	January 31, 2013
(Unaudited)

Shares		Value
COMMON STOCKS — 91.3%

ARGENTINA — 0.0%
84,000	Arcos Dorados Holdings, Inc. - Class A	$1,154,160
AUSTRALIA — 2.3%
134,164	ABM Resources NL(b)	5,596
26,644	Acrux Ltd.	95,856
154,673	Adelaide Brighton Ltd.	546,781
96,977	Aditya Birla Minerals Ltd.	46,013
69,555	AED Oil Ltd.(b)(c)(d)	0
34,185	Ainsworth Game Technology Ltd.(b)	106,944
25,514	AJ Lucas Group Ltd.(b)	46,560
119,863	Alcyone Resources Ltd.(b)	5,000
54,720	Alkane Resources Ltd.(b)	37,946
44,977	Alliance Resources Ltd.(b)	9,146
155,725	ALS Ltd.	1,826,881
115,610	Altona Mining Ltd.(b)	27,125
946,258	Alumina Ltd.	1,090,363
38,166	Amalgamated Holdings Ltd.	302,873
102,022	Amcom Telecommunications Ltd.	167,561
10,329	Ampella Mining Ltd.(b)	4,093
70,717	Ansell Ltd.	1,264,699
68,098	Antares Energy Ltd.(b)	37,992
37,522	APA Group	225,767
171,240	APN News & Media Ltd.	51,785
26,421	Aquarius Platinum Ltd.(b)	25,761
59,980	Aquila Resources Ltd.(b)	195,146
19,603	ARB Corp. Ltd.	242,850
20,860	Aristocrat Leisure Ltd.	80,703
516,903	Arrium Ltd.	514,768
74,907	ASG Group Ltd.	52,336
282,425	Atlas Iron Ltd.	435,877
58,802	Aurora Oil and Gas Ltd.(b)	231,784
100,464	Ausdrill Ltd.	313,243
26,143	Ausenco Ltd.	96,779
59,521	Austal Ltd.(b)	43,137
17,417	Austbrokers Holdings Ltd.	152,564
15,319	Austin Engineering Ltd.	78,276
114,408	Australian Agricultural Co. Ltd.(b)	144,955
256,656	Australian Infrastructure Fund	829,684
45,583	Australian Pharmaceutical Industries Ltd.	21,628
79,373	Automotive Holdings Group Ltd.	297,971
152,699	AWE Ltd.(b)	203,023
19,409	Bandanna Energy Ltd.(b)	5,566
79,793	Bank of Queensland Ltd.	683,968
107,928	Bannerman Resources Ltd.(b)	14,068
21,519	BC Iron Ltd.	80,111
769,096	Beach Energy Ltd.	1,142,865
86,952	Beadell Resources Ltd.(b)	89,766
4,598	Bell Financial Group Ltd.	3,045
361,958	Bendigo and Adelaide Bank Ltd.	3,480,074

Shares		Value
AUSTRALIA (continued)
100,434	Billabong International Ltd.	$97,925
22,861	Bionomics Ltd.(b)	9,536
2,485	Blackmores Ltd.	87,717
2,040	Blackthorn Resources Ltd.(b)	2,638
168,653	BlueScope Steel Ltd.(b)	596,202
158,551	Boom Logistics Ltd.(b)	52,908
375,927	Boral Ltd.	1,924,794
14,786	Bradken Ltd.	96,213
10,640	Bravura Solutions Ltd.(b)	2,663
10,942	Breville Group Ltd.	77,476
24,551	Brickworks Ltd.	323,093
17,627	BT Investment Management Ltd.	52,571
5,971	Buru Energy Ltd.(b)	14,570
26,490	Cabcharge Australia Ltd.	135,908
154,604	Caltex Australia Ltd.	3,130,901
255,734	Cape Lambert Resources Ltd.(b)	60,003
25,142	Cardno Ltd.	178,282
490,458	Carnarvon Petroleum Ltd.(b)	33,244
68,742	carsales.com Ltd.	635,836
129,012	Cash Converters International Ltd.	153,368
9,437	Cedar Woods Properties Ltd.	51,665
355,160	Central Petroleum Ltd.(b)	46,295
189,000	Ceramic Fuel Cells Ltd.(b)	10,840
50,912	Chalice Gold Mines Ltd.	9,822
178,666	Challenger Ltd.	717,302
354,184	Citigold Corp. Ltd.(b)	19,575
102,039	Clough Ltd.	117,046
84,396	Coal of Africa Ltd.(b)	32,123
56,720	Coalspur Mines Ltd.(b)	48,797
157,396	Cockatoo Coal Ltd.(b)	21,337
119,759	Coffey International Ltd.(b)	44,958
19,105,479	Commonwealth Property Office Fund REIT(d)	22,114,660
82,958	Cooper Energy Ltd.(b)	49,310
19,597	Credit Corp. Group Ltd.	183,921
136,841	Cromwell Property Group REIT	124,147
17,217	CSG Ltd.	11,221
207,624	CSR Ltd. - Placement Shares	437,349
4,990	Cudeco Ltd.(b)	22,531
220,336	Cue Energy Resources Ltd.(b)	29,870
58,899	Dart Energy Ltd.(b)	8,599
5,580	Data#3 Ltd.	7,972
1,346,534	David Jones Ltd.	3,510,401
47,635	Decmil Group Ltd.	123,687
232,983	Deep Yellow Ltd.(b)	17,493
7,518	Devine Ltd.	7,134
60,174	Discovery Metals Ltd.(b)	67,455
5,787	Domino’s Pizza Enterprises Ltd.	62,459
142,311	Downer EDI Ltd.(b)	667,806
6,112	Dragon Mining Ltd.(b)	3,314
58,868	Drillsearch Energy Ltd.(b)	81,645
168,817	DUET Group	387,292
142,448	DuluxGroup Ltd.	612,002
6

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
AUSTRALIA (continued)
16,365	DWS Ltd.	$26,878
166,069	Echo Entertainment Group Ltd.	623,434
224,451	Elders Ltd.(b)	29,257
303,779	Emeco Holdings Ltd.	194,819
40,544	Energy Resources of Australia Ltd.(b)	58,557
329,666	Energy World Corp. Ltd.(b)	113,446
27,744	Enero Group Ltd.(b)	9,692
267,782	Envestra Ltd.	272,261
26,509	Eservglobal Ltd.(b)	11,748
20,763	Euroz Ltd.	27,281
85,900	Evolution Mining Ltd.(b)	138,843
1,074,060	Fairfax Media Ltd.	604,814
3,195	Fantastic Holdings Ltd.	11,295
146,707	FAR Ltd.(b)	6,578
16,371	Finbar Group Ltd.	21,510
45,866	FKP Property Group	82,266
28,289	Fleetwood Corp. Ltd.	302,961
25,840	Flight Centre Ltd.	818,076
260,540	Flinders Mines Ltd.(b)	21,192
1,523,144	Focus Minerals Ltd.(b)	50,827
13,085	Forge Group Ltd.	80,778
9,551	G.U.D. Holdings Ltd.	83,064
2,973	G8 Education Ltd.	4,960
17,506	Galaxy Resources Ltd.(b)	6,937
109,137	Gindalbie Metals Ltd.(b)	31,297
548,028	Goodman Fielder Ltd.(b)	380,035
95,093	GrainCorp Ltd. - Class A	1,196,893
140,887	Grange Resources Ltd.	41,871
63,776	Great Southern Ltd.(b)(c)(d)	0
55,852	Greenland Minerals & Energy Ltd.(b)	20,385
53,563	Gryphon Minerals Ltd.(b)	28,765
81,204	Gujarat NRE Coking Coal Ltd.(b)	17,359
180,274	Gunns Ltd.(b)(c)(d)	0
71,285	GWA Group Ltd.	187,326
241,775	Harvey Norman Holdings Ltd.	494,159
2,523	Hastie Group Ltd.(b)(c)(d)	0
48,619	HFA Holdings Ltd.	49,939
871,599	Hillgrove Resources Ltd.(b)	113,612
33,735	Hills Holdings Ltd.	32,013
234,388	Horizon Oil Ltd.(b)	112,433
123,936	iiNET Ltd.	590,627
93,035	Imdex Ltd.	176,085
48,706	IMF Australia Ltd.	89,391
65,287	Independence Group NL	299,556
88,665	Indophil Resources NL(b)	22,190
72,251	Infigen Energy(b)	20,719
32,314	International Ferro Metals Ltd.(b)	6,919
89,852	Intrepid Mines Ltd.(b)	21,082
34,328	Invocare Ltd.	328,617
143,092	IOOF Holdings Ltd.	1,228,046
32,879	Iress Ltd.	287,317
12,036	Iron Ore Holdings Ltd.(b)	10,543

Shares		Value
AUSTRALIA (continued)
679	Ivanhoe Australia Ltd.(b)	$315
35,560	JB Hi-Fi Ltd.	367,110
69,350	Jupiter Mines Ltd.(b)	7,232
7,671	Kagara Ltd.(b)(c)(d)	960
312,325	Kangaroo Resources Ltd.(b)	9,119
32,234	Kingsgate Consolidated Ltd.	135,462
28,356	Kingsrose Mining Ltd.	23,360
79,680	Leyshon Resources Ltd.(b)	17,864
73,973	Linc Energy Ltd.(b)	187,447
51,812	Lonestar Resources Ltd.	10,536
2,322	Lycopodium Ltd.	15,763
19,707	M2 Telecommunications Group Ltd.	90,216
335,775	Macmahon Holdings Ltd.	94,539
38,335	Macquarie Atlas Roads Group(b)	68,757
1,285	Macquarie Telecom Group Ltd.	12,221
35,929	Marengo Mining Ltd. - CDI(b)	4,871
16,698	McMillan Shakespeare Ltd.	239,597
36,485	McPherson’s Ltd.	84,083
48,410	Medusa Mining Ltd.	249,380
27,057	Melbourne IT Ltd.	56,430
119,385	Mermaid Marine Australia Ltd.	505,446
17,756	Mesoblast Ltd.(b)	110,725
110,197	Metals X Ltd.(b)	17,812
394,109	Metcash Ltd.	1,565,816
90,921	Metgasco Ltd.(b)	16,118
43,171	Mincor Resources NL	42,092
26,581	Mineral Deposits Ltd.(b)	113,369
19,752	Mineral Resources Ltd.	212,358
158,007	Mirabela Nickel Ltd.(b)	77,441
46,130	Molopo Energy Ltd.(b)	16,836
70,668	Moly Mines Ltd.(b)	11,054
604,036	Monadelphous Group Ltd.(d)	16,780,172
59,782	Mortgage Choice Ltd.	115,018
203,090	Mount Gibson Iron Ltd.	176,838
98,679	Myer Holdings Ltd.	256,226
1,050	MyState Ltd.	4,259
79,446	Navitas Ltd.	410,088
66,974	Neon Energy Ltd.(b)	16,762
128,661	New Hope Corp. Ltd.	570,210
690,623	Nexus Energy Ltd.(b)	136,834
122,821	NIB Holdings Ltd.	280,489
252,567	Nido Petroleum Ltd.(b)	7,375
69,743	Noble Mineral Resources Ltd.(b)	7,636
35,908	Norfolk Group Ltd.	19,846
17,851	Northern Iron Ltd.(b)	9,680
102,310	Northern Star Resources Ltd.	118,424
123,430	NRW Holdings Ltd.	245,841
66,006	Nufarm Ltd.	382,699
6,821	Oakton Ltd.	10,171
122,869	OceanaGold Corp.(b)	335,075
9,121	OPUS Group Ltd.(b)	2,140
5,532	Orocobre Ltd.(b)	8,913
4,066	OrotonGroup Ltd.	31,546
7

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
AUSTRALIA (continued)
121,855	Otto Energy Ltd.(b)	$12,707
106,170	OZ Minerals Ltd.	768,353
248,127	Pacific Brands Ltd.	181,122
299,559	Paladin Energy Ltd.(b)	356,112
229,815	PanAust Ltd.	706,968
104,488	Panoramic Resources Ltd.	55,025
175,903	PaperlinX Ltd.(b)	18,343
5,565	Patties Foods Ltd.	9,575
55,050	Peet Ltd.(b)	68,026
182,192	Perilya Ltd.(b)	57,947
3,388	Perpetual Ltd.	137,221
61,898	Perseus Mining Ltd.(b)	125,867
48,159	Platinum Asset Mangement Ltd.	242,563
67,411	Platinum Australia Ltd.(b)(c)(d)	4,710
139,305	PMP Ltd.	24,695
40,384	Premier Investments Ltd.	313,736
6,047	Prima Biomed Ltd.(b)	662
143,094	Primary Health Care Ltd.	671,480
25,653	Prime Media Group Ltd.	25,280
117,452	PrimeAg Australia Ltd.	145,137
59,530	Programmed Maintenance Services Ltd.	124,776
450,196	Qantas Airways Ltd.(b)	718,278
156,786	Ramelius Resources Ltd.(b)	67,033
26,001	RCR Tomlinson Ltd.	61,006
17,371	REA Group Ltd.	372,613
30,974	Reckon Ltd.	78,165
17,274	Red 5 Ltd.(b)	18,554
116,233	Red Fork Energy Ltd.(b)	93,330
21,888	Redflex Holdings Ltd.	36,862
8,531	Reece Australia Ltd.	195,536
33,462	Reed Resources Ltd.(b)	5,932
31,163	Regional Express Holdings Ltd.	37,696
56,462	Regis Resources Ltd.(b)	305,579
9,792	Reject Shop Ltd. (The)	163,377
417,250	Resolute Mining Ltd.	576,516
15,277	Resource and Investment NL(b)	2,549
85,881	Resource Generation Ltd.(b)	28,658
25,802	Retail Food Group Ltd.	91,212
25,608	Rialto Energy Ltd.(b)	2,483
123,127	Ridley Corp. Ltd.	151,508
15,297	Robust Resources Ltd.(b)	7,816
195,967	Roc Oil Co. Ltd.(b)	98,090
442	Ruralco Holdings Ltd.	1,521
105,284	SAI Global Ltd.	491,857
9,571	Salmat Ltd.	23,554
130,273	Samson Oil & Gas Ltd.(b)	5,298
18,074	Sandfire Resources NL(b)	147,010
156,455	Saracen Mineral Holdings Ltd.(b)	64,445
30,149	Sedgman Ltd.	33,954
21,571	Seek Ltd.	188,726
199,708	Senex Energy Ltd.(b)	141,613
16,377	Servcorp Ltd.	59,431
90,368	Service Stream Ltd.	41,464
42,058	Seven Group Holdings Ltd.	421,913

Shares		Value
AUSTRALIA (continued)
3,785,411	Shopping Centres Australasia Property Group, REIT(b)	$6,434,281
231,741	Sigma Pharmaceuticals Ltd.	160,703
15,184	Silex Systems Ltd.(b)	49,402
73,169	Silver Lake Resources Ltd.(b)	194,566
9,054	Sirtex Medical Ltd.	114,053
36,651	Skilled Group Ltd.	106,250
12,616	Slater & Gordon Ltd.	28,417
25,349	SMS Management & Technology Ltd.	126,089
163,352	Southern Cross Media Group Ltd.	201,856
564,987	SP AusNet	677,541
439,626	Spark Infrastructure Group	804,563
10,795	Specialty Fashion Group Ltd.(b)	10,413
353,356	St Barbara Ltd.(b)	528,766
29,533	Starpharma Holdings Ltd.(b)	38,650
114,859	Straits Resources Ltd.(b)	8,384
150,289	STW Communications Group Ltd.	203,737
31,365	Sundance Energy Australia Ltd.(b)	29,273
322,878	Sundance Resources Ltd.(b)(c)	114,477
27,149	Sunland Group Ltd.(b)	35,389
65,953	Super Retail Group Ltd.	733,835
67,322	Swick Mining Services Ltd.	25,975
167,810	Tabcorp Holdings Ltd.	533,724
31,512	Tanami Gold NL(b)(c)	21,852
105,245	Tap Oil Ltd.(b)	72,434
54,903	Tassal Group Ltd.	91,032
347,025	Tatts Group Ltd.	1,179,717
15,839	Technology One Ltd.	26,427
339,563	Ten Network Holdings Ltd.(b)	118,622
60,363	Texon Petroleum Ltd.(b)	31,473
69,352	TFS Corp. Ltd.(b)	41,946
57,103	Thorn Group Ltd.	125,048
67,860	Tiger Resources Ltd.(b)	24,767
114,980	Toll Holdings Ltd.	631,877
188,636	Toro Energy Ltd.(b)	25,572
16,986	Tox Free Solutions Ltd.	59,338
126,484	TPG Telecom Ltd.	360,079
3,594,604	Transfield Services Ltd.(d)	6,672,221
372,223	Transpacific Industries Group Ltd.(b)	306,641
267,850	Treasury Wine Estates Ltd.	1,326,736
35,940	Troy Resources Ltd.	127,426
3,189	Trust Co. Ltd. (The)	14,798
26,635	UGL Ltd.	309,134
79,768	Unity Mining Ltd.(b)	9,982
144,020	UXC Ltd.	162,198
101,055	Venture Minerals Ltd.(b)	21,076
65,384	Village Roadshow Ltd.	308,865
521,584	Virgin Australia Holdings Ltd.(b)	233,879
521,584	Virgin Australia Holdings Ltd. - CVR Shares(b)(c)(d)	2,720
8

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
AUSTRALIA (continued)
1,251	Warrnambool Cheese & Butter Factory Co. Holding Ltd.	$4,592
64,022	Washington H. Soul Pattinson & Co. Ltd.(d)	914,638
31,829	Watpac Ltd.	21,906
51,135	WDS Ltd.	28,795
8,040	Webjet Ltd.	39,992
43,968	Western Areas NL	200,821
5,683	White Energy Co. Ltd.(b)	1,126
51,639	Whitehaven Coal Ltd.	176,625
46,555	WHK Group Ltd.	50,731
984	Wide Bay Australia Ltd.	6,824
12,401	Windimurra Vanadium Ltd.(b)(c)(d)	0
31,994	Wotif.com Holdings Ltd.	194,508
18,593	Yancoal Australia Ltd.(b)	47,890
18,593	Yancoal Australia Ltd. - CVR Shares(b)	17,450
5,124	YTC Resources Ltd.(b)	1,550
		120,311,565
AUSTRIA — 0.3%
1,001	Agrana Beteiligungs AG(d)	134,420
6,370	AMS AG	784,657
26,522	Andritz AG	1,746,370
4,521	A-TEC Industries AG(b)(c)(d)	0
3,288	Austria Technologie & Systemtechnik AG	34,380
868	CA Immobilien Anlagen AG	12,952
5,957	CAT Oil AG	66,729
255	DO & CO AG	12,118
8,152	EVN AG	130,943
2,705	Flughafen Wien AG	167,022
154,230	IMMOFINANZ AG	675,983
9,812	Intercell AG(b)	23,981
2,036	Kapsch TrafficCom AG	126,474
2,971	Lenzing AG	302,792
2,509	Mayr Melnhof Karton AG	297,405
902	Oberbank AG(d)	59,093
14,426	Oesterreichische Post AG	630,228
6,723	Palfinger AG	199,730
8,187	POLYTEC Holding AG	73,823
11,926	Raiffeisen Bank International AG	535,260
6,417	RHI AG	235,075
516	Rosenbauer International AG	33,420
5,208	S IMMO AG	33,087
4,944	Schoeller-Bleckmann Oilfield Equipment AG	495,414
4,742	Semperit AG Holding	206,037
27,419	Strabag SE	744,027
41,501	Telekom Austria AG	307,275
7,694	Uniqa Versicherungen AG(b)(d)	110,319
13,676	Vienna Insurance Group AG Wiener Versicherung Gruppe	723,919
98,464	Voestalpine AG	3,605,716

Shares		Value
AUSTRIA (continued)
34,204	Wienerberger AG	$349,336
1,597	Wolford AG(d)	51,423
25,987	Zumtobel AG	374,020
		13,283,428
BAHAMAS — 0.0%
317	United International Enterprises	57,692
BELGIUM — 0.3%
1,160	Ablynx NV(b)	9,923
15,584	Ackermans & van Haaren NV	1,446,486
2,240	Aedifica REIT	132,607
92,169	Ageas	3,041,681
94,914	AGFA - Gevaert NV(b)	192,021
22,952	AGFA - Gevaert NV - VVPR Strip(b)(c)(d)	0
7,223	Arseus NV	169,176
192	Atenor Group	8,535
43	Banque Nationale de Belgique	152,929
2,576	Barco NV	204,544
2,364	Cie d’Entreprises CFE	146,079
1,433	Cie Immobiliere de Belgique SA	59,052
407	Cie Maritime Belge SA	8,345
2,229	Cofinimmo REIT	269,390
265	Colruyt SA	12,847
19,625	Deceuninck NV(b)	36,772
12,200	Deceuninck NV- VVPR Strip(b)(c)(d)	0
30,328	Delhaize Group SA	1,437,768
10,786	D’ieteren SA NV	477,285
207	Duvel Moortgat SA	26,662
8,676	Econocom Group	70,446
7,298	Elia System Operator SA NV	340,826
1,538	Euronav NV(b)	9,230
1,006	EVS Broadcast Equipment SA	60,101
4,996	Exmar NV	51,216
1,779	Galapagos NV(b)	42,851
1,080	Intervest Offices & Warehouses REIT	29,622
2,624	Ion Beam Applications(b)	21,235
90	IRIS	5,236
9,443	KBC Groep NV	372,276
1,505	Kinepolis Group NV	175,637
12	Lotus Bakeries	9,271
1,467	Melexis NV	27,827
1,546	Mobistar SA	42,487
27,345	NV Bekaert SA	823,703
31,589	Nyrstar	183,360
15,645	Nyrstar - VVPR Strip(b)(c)(d)	21
26,826	Option NV(b)	10,927
1,265	RealDolmen NV SA(b)	29,749
5,901	Recticel SA	45,590
136	Retail Estates NV REIT	9,909
921	Roularta Media Group NV	15,194
5,564	Sioen Industries NV	51,523
2,739	Sipef NV	238,015
9

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
BELGIUM (continued)
17,010	Telenet Group Holding NV	$804,897
9,692	Tessenderlo Chemie NV	337,547
1,410	Tessenderlo Chemie NV - VVPR Strip(b)(c)(d)	0
3,085	ThromboGenics NV(b)	159,970
20,569	Umicore	1,071,055
1,563	Van de Velde NV	76,400
3,065	Warehouses De Pauw SCA REIT	190,103
460	Wereldhave Belgium NV REIT	51,085
		13,189,411
BERMUDA — 0.7%
150,000	Alterra Capital Holdings Ltd.	4,570,500
21,552	Archer Ltd.(b)	24,854
200,000	Argo Group International Holdings Ltd.(d)	7,218,000
275,000	Aspen Insurance Holdings Ltd.	9,380,250
221,995	Catlin Group Ltd.	1,839,631
246,000	Endurance Specialty Holdings Ltd.	10,558,320
17,151	Frontline Ltd.(b)	59,965
119,817	Golden Ocean Group Ltd.(b)	120,192
194,377	Hiscox Ltd.	1,461,250
30,201	Northern Offshore Ltd.	54,455
165,400	Wilson Sons Ltd. - BDR(d)	2,657,065
		37,944,482
BRAZIL — 1.0%
19,400	AES Tiete SA	181,496
31,800	AES Tiete SA - Preference Shares	331,358
57,100	All America Latina Logistica SA	248,604
48,070	Alpargatas SA - Preference Shares	347,607
34,537	Amil Participacoes SA	541,464
60,500	Arteris SA	629,199
55,737	Banco ABC Brasil SA - Preference Shares	406,968
1,380	Banco ABC Brasil SA - Receipt(b)(d)	10,076
25,800	Banco Daycoval SA - Preference Shares	133,188
109,290	Banco do Estado do Rio Grande do Sul - Class B, Preference Shares	935,744
3,200	Banco Industrial e Comercial SA - Preference Shares	10,204
21,922	Banco Pine SA - Preference Shares	160,395
16,200	Banco Sofisa SA - Preference Shares	29,856
8,200	Bematech SA	30,059
2,229	BHG SA - Brazil Hospitality Group(b)	22,264
108,692	BR Malls Participacoes SA	1,407,126
31,300	Brasil Brokers Participacoes SA	99,338

Shares		Value
BRAZIL (continued)
144,318	Braskem SA - Class A, Preference Shares	$1,087,811
250,000	Brazil Pharma SA	1,845,482
102,611	Brookfield Incorporacoes SA	174,166
20,000	CCX Carvao da Colombia SA(b)	37,562
5,700	Centrais Eletricas de Santa Catarina SA - Preference Shares	68,440
15,962	CETIP SA - Mercados Organizados	200,792
6,300	Cia de Gas de Sao Paulo - Class A, Preference Shares	182,861
350,800	Cia de Locacao das Americas(d)	2,113,943
16,400	Cia de Saneamento de Minas Gerais-COPASA	399,098
5,300	Cia de Saneamento do Parana - Preference Shares	27,147
8,500	Cia de Transmissao de Energia Eletrica Paulista - Preference Shares	149,396
46,400	Cia Energetica de Sao Paulo - Class B, Preference Shares	460,423
5,950	Cia Energetica do Ceara - Class A, Preference Shares	128,481
26,208	Cia Ferro Ligas da Bahia-Ferbasa - Preference Shares	155,299
29,100	Cia Hering	553,548
27,800	Cia Paranaense de Energia - Class B, Preference Shares	455,108
18,300	Cia Providencia Industria e Comercio SA	82,708
13,000	Contax Participacoes SA - Preference Shares	176,328
108,984	Cosan SA Industria e Comercio	2,572,249
11,750	Cremer SA	84,082
9,600	CSU Cardsystem SA	20,537
36,240	Cyrela Brazil Realty SA Empreendimentos e Participacoes	319,387
400	Cyrela Commercial Properties SA Empreendimentos e Participacoes	4,951
104,500	Diagnosticos da America SA	742,549
4,252	Direcional Engenharia SA	32,135
186,760	Duratex SA	1,297,993
69,600	EDP - Energias do Brasil SA	426,055
21,180	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA - Preference Shares	145,181
390,320	Embraer SA	3,224,327
13,600	Equatorial Energia SA	128,054
3,000	Estacio Participacoes SA	66,437
40,293	Eternit SA	170,168
6,836	Eucatex SA Industria e Comercio - Preference Shares	30,037
10

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
BRAZIL (continued)
69,100	Even Construtora e Incorporadora SA	$339,020
30,500	Ez Tec Empreendimentos e Participacoes SA	396,691
2,900	Fertilizantes Heringer SA(b)	14,869
10,123	Fibria Celulose SA(b)	124,037
194,300	Fleury SA	2,170,977
2,185	Forjas Taurus SA	3,072
8,937	Forjas Taurus SA - Preference Shares	12,746
67,000	Gafisa SA(b)	167,218
18,200	General Shopping Brasil SA(b)	91,304
11,500	Gol-Linhas Aereas Inteligentes SA - Preference Shares(b)	83,679
50,800	Grendene SA	446,941
3,200	Guararapes Confeccoes SA	175,141
49,800	Helbor Empreendimentos SA	290,095
33,900	IdeiasNet SA(b)	32,345
38,400	Iguatemi Empresa de Shopping Centers SA	556,519
24,400	Industrias Romi SA(b)	59,427
1,100	Inepar SA Industria e Construcoes(b)	967
4,170	Iochpe-Maxion SA	54,655
51,534	JHSF Participacoes SA	224,370
422,800	JSL SA(d)	3,199,636
413,900	Klabin SA - Preference Shares	2,837,138
22,798	Kroton Educacional SA(b)	559,832
19,000	Light SA	195,405
31,500	Localiza Rent a Car SA	578,954
36,310	Log-In Logistica Intermodal SA(b)	152,982
38,957	Lojas Americanas SA	331,203
68,654	Lojas Americanas SA - Preference Shares	612,640
20,000	Lojas Renner SA	800,562
7,900	LPS Brasil Consultoria de Imoveis SA	140,437
8,300	M Dias Branco SA	329,316
15,048	Magnesita Refratarios SA	60,605
230,300	Mahle-Metal Leve SA Industria e Comercio	3,116,773
113,290	Marcopolo SA - Preference Shares	765,185
44,884	Marfrig Alimentos SA(b)	231,030
13,800	Marisa Lojas SA	226,957
800	Metalfrio Solutions SA(b)	1,498
5,300	Mills Estruturas e Servicos de Engenharia SA	89,161
60,000	MPX Energia SA(b)	297,386
10,120	MRV Engenharia e Participacoes SA	57,935
30,150	Multiplan Empreendimentos Imobiliarios SA	871,335
3,300	Multiplus SA	70,927
80,100	Odontoprev SA	408,273
15,000	OSX Brasil SA(b)	67,793

Shares		Value
BRAZIL (continued)
16,300	Parana Banco SA - Preference Shares	$112,795
55,429	Paranapanema SA(b)	144,741
78,052	PDG Realty SA Empreendimentos e Participacoes	123,858
17,500	Plascar Participacoes Industriais SA	3,603
42,500	Porto Seguro SA	510,081
19,150	Positivo Informatica SA(b)	48,756
4,600	Profarma Distribuidora de Produtos Farmaceuticos SA	39,224
38,309	Raia Drogasil SA	428,039
57,450	Randon Participacoes SA - Preference Shares	338,985
20,100	Restoque Comercio e Confeccoes de Roupas SA	86,805
14,700	Rodobens Negocios Imobiliarios SA	101,501
60,200	Rossi Residencial SA	126,969
35,768	Rossi Residencial SA - Receipt(b)	75,619
22,050	Santos Brasil Participacoes SA - Units	354,332
34,100	Sao Martinho SA	488,036
13,175	Saraiva SA Livreiros Editores - Preference Shares	170,762
16,900	SLC Agricola SA	183,143
183,800	Sonae Sierra Brasil SA(d)	2,819,740
17,700	Springs Global Participacoes SA(b)	26,576
96,313	Sul America SA - Units	900,569
64,553	Suzano Papel e Celulose SA - Preference Shares(b)	236,642
63,300	Tecnisa SA	236,499
2,800	Tempo Participacoes SA	5,048
8,800	Tereos Internacional SA	12,815
31,000	Totvs SA	675,155
5,500	TPI - Triunfo Participacoes e Investimentos SA	34,193
7,200	Transmissora Alianca de Energia Eletrica SA - Units	84,967
72	Unipar Participacoes SA - Class B, Preference Shares	17
18,303	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	390,169
24,860	Viver Incorporadora e Construtora SA(b)	11,111
4,356	Viver Incorporadora e Construtora SA - Receipt(b)	1,837
24,161	WEG SA	306,479
		53,413,783
CANADA — 2.2%
19,558	5N Plus, Inc.(b)	44,512
3,613	Aastra Technologies Ltd.	65,204
11

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
CANADA (continued)
15,424	Aberdeen International, Inc.	$5,567
6,775	Absolute Software Corp.(b)	37,631
89,134	Advantage Oil & Gas Ltd.(b)	257,375
21,938	Aecon Group, Inc.	261,303
2,700	AG Growth International, Inc.	88,764
48,633	AGF Management Ltd. - Class B	548,060
91,000	Aimia, Inc.	1,462,533
14,401	Ainsworth Lumber Co. Ltd.(b)	39,056
19,104	Air Canada - Class A(b)	47,310
1,100	Akita Drilling Ltd. - Class A	12,330
22,400	Alamos Gold, Inc.	344,287
10,895	Alexco Resource Corp.(b)	46,424
5,880	Algoma Central Corp.	85,482
108,142	Algonquin Power & Utilities Corp.	794,747
6,088	Alliance Grain Traders, Inc.	77,519
43,254	AltaGas Ltd.	1,531,280
10,000	Alterra Power Corp.(b)	4,111
7,748	Altius Minerals Corp.(b)	97,802
11,700	Altus Group Ltd.	96,777
80,500	Amerigo Resources Ltd.	58,111
39,396	Anderson Energy Ltd.(b)	9,480
27,297	Angle Energy, Inc.(b)	75,536
81,625	Antrim Energy, Inc.(b)	41,737
33,100	Arsenal Energy, Inc.(b)	20,575
11,000	Astral Media, Inc. - Class A	517,024
13,400	Atco Ltd. - Class I	1,124,504
15,436	Atrium Innovations, Inc.(b)	198,870
22,663	ATS Automation Tooling Systems, Inc.(b)	219,268
12,274	Aura Minerals, Inc.(b)	4,430
70,149	AuRico Gold, Inc.(b)	493,026
29,800	Aurizon Mines Ltd.(b)	138,035
1,900	AutoCanada, Inc.	33,489
31,292	Avalon Rare Metals, Inc.(b)	38,903
24,891	AvenEx Energy Corp.	61,641
114,787	B2Gold Corp.(b)	441,929
800	Badger Daylighting Ltd.	27,391
46,861	Ballard Power Systems, Inc.(b)	30,539
61,339	Bankers Petroleum Ltd.(b)	188,802
39,700	Bellatrix Exploration Ltd.(b)	200,212
800	Bengal Energy Ltd.(b)	473
39,800	Birchcliff Energy Ltd.(b)	291,297
300	Bird Construction, Inc.	4,199
15,938	Black Diamond Group Ltd.	349,632
117,200	BlackPearl Resources, Inc.(b)	364,267
3,240	BMTC Group, Inc. - Class A	45,641
10,100	Boardwalk Real Estate Investment Trust	664,793
32,296	Bonavista Energy Corp.	436,485
1,300	Bonterra Energy Corp.	61,585
11,570	Boralex, Inc. - Class A(b)	106,141
9,700	Brick Ltd. (The)	51,641
72,611	Brigus Gold Corp.(b)	66,976
100	Brookfield Real Estate Services, Inc.	1,305

Shares		Value
CANADA (continued)
1,292	Brookfield Residential Properties, Inc.(b)	$25,985
4,500	Burcon NutraScience Corp.(b)	20,077
47,567	CAE, Inc.	513,632
9,996	Calfrac Well Services Ltd.	256,966
800	Calian Technologies Ltd.	17,534
17,900	Calloway Real Estate Investment Trust	531,042
24,934	Calvalley Petroleum, Inc. - Class A(b)	51,998
45,444	Canaccord Financial, Inc.	337,618
6,031	Canacol Energy Ltd.(b)	21,708
4,100	Canada Bread Co. Ltd.(d)	212,851
9,000	Canada Lithium Corp.(b)	7,850
18,141	Canadian Apartment Properties REIT	468,348
15,185	Canadian Energy Services & Technology Corp.	177,975
14,224	Canadian Real Estate Investment Trust	640,180
84,813	Canadian Western Bank	2,622,451
12,328	Canadian Zinc Corp.(b)	7,910
20,232	Canam Group, Inc. - Class A(b)	132,257
22,100	Canexus Corp.	205,179
44,643	Canfor Corp.(b)	822,677
4,755	Canfor Pulp Products, Inc.	47,674
5,200	Cangene Corp.(b)	11,939
16,000	CanWel Building Materials Group Ltd.	40,746
6,088	Canyon Services Group, Inc.	67,448
7,707	Capital Power Corp.	179,268
32,507	Capstone Infrastructure Corp.	144,381
150,362	Capstone Mining Corp.(b)	372,362
26,442	Cardero Resource Corp.(b)	11,532
53,503	Carpathian Gold, Inc.(b)	17,702
36,952	Cascades, Inc.	161,901
9,900	Cash Store Financial Services, Inc. (The)	40,200
9,078	Cathedral Energy Services Ltd.	50,332
16,407	CCL Industries, Inc. - Class B	877,266
87,500	Celestica, Inc.(b)	683,402
33,100	Celtic Exploration Ltd.(b)	881,760
34,418	Centerra Gold, Inc.	312,640
31,278	Cequence Energy Ltd.(b)	41,081
8,900	Chartwell Retirement Residences REIT	96,817
59,705	China Gold International Resources Corp. Ltd.(b)	208,914
6,908	Chinook Energy, Inc.(b)	10,043
2,561	Chorus Aviation, Inc.	11,221
6,461	Churchill Corp. (The) - Class A	57,523
28,912	Cineplex, Inc.	927,596
141,325	Claude Resources, Inc.(b)	77,931
7,453	CML HealthCare, Inc.	52,456
3,400	Coastal Contacts, Inc.(b)	17,624
9,100	Cogeco Cable, Inc.	389,674
4,665	Cogeco, Inc.	186,291
12

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
CANADA (continued)
7,951	Colabor Group, Inc.	$60,266
28,143	COM DEV International Ltd.(b)	91,139
12,775	Cominar Real Estate Investment Trust	287,674
10,200	Computer Modelling Group Ltd.	224,576
213,762	Connacher Oil and Gas Ltd.(b)	35,363
1,907	Constellation Software, Inc.	238,977
5,700	Contrans Group, Inc. - Class A	60,063
13,103	Copper Mountain Mining Corp.(b)	46,111
4,700	Corby Distilleries Ltd. - Class A	88,119
24,530	Corridor Resources, Inc.(b)	17,954
61,673	Corus Entertainment, Inc. - Class B	1,542,134
36,243	Cott Corp.	328,854
39,845	Crew Energy, Inc.(b)	237,696
14,236	Crocotta Energy, Inc.(b)	37,538
18,511	Davis & Henderson Corp.	403,664
19,795	DeeThree Exploration Ltd.(b)	135,155
82,138	Delphi Energy Corp.(b)	92,234
123,700	Denison Mines Corp.(b)	169,911
17,700	Descartes Systems Group, Inc. (The)(b)	166,814
7,343	DHX Media Ltd.(b)	15,313
1,159	DirectCash Payments, Inc.	28,063
30,931	Dollarama, Inc.	1,881,786
12,100	Dorel Industries, Inc. - Class B	482,593
16,835	DragonWave, Inc.(b)	35,108
44,400	Duluth Metals Ltd.(b)	101,051
35,286	Dundee Precious Metals, Inc.(b)	314,156
8,500	Dundee Real Estate Investment Trust	318,643
11,964	Dynasty Metals & Mining, Inc.(b)	19,792
276,953	Eastern Platinum Ltd.(b)	54,147
9,705	Eastmain Resources, Inc.(b)	7,492
141	E-L Financial Corp. Ltd.	70,684
10,019	Emera, Inc.	357,003
16,750	Empire Co. Ltd. - Class A	1,010,643
8,287	Enbridge Income Fund Holdings, Inc.	210,706
9,981	Endeavour Silver Corp.(b)	68,447
8,281	Enerflex Ltd.	101,541
136,814	Energy Fuels, Inc.(b)	23,319
63,262	Enerplus Corp.	849,286
600	Enghouse Systems Ltd.	10,804
52,616	Ensign Energy Services, Inc.	898,914
29,186	Epsilon Energy Ltd.(b)	116,463
9,245	Equal Energy Ltd.(b)	28,271
5,842	Equitable Group, Inc.	210,743
51,813	Essential Energy Services Trust(b)	110,649
1,100	Evertz Technologies Ltd.	17,800
49,500	Excellon Resources, Inc.(b)	24,815
2,974	Exchange Income Corp.	82,416

Shares		Value
CANADA (continued)
3,200	Exco Technologies Ltd.	$19,025
18,409	EXFO, Inc.(b)	102,067
10,300	Extendicare, Inc.	82,098
64,225	Finning International, Inc.	1,644,582
553	Firm Capital Mortgage Investment Corp.	7,668
9,691	First Capital Realty, Inc.	183,637
30,350	First Majestic Silver Corp.(b)	554,418
2,412	First National Financial Corp.	44,642
9,700	FirstService Corp.(b)	285,437
8,981	Formation Metals, Inc.(b)	2,161
6,417	Fortress Paper Ltd. - Class A(b)	52,821
57,167	Fortuna Silver Mines, Inc.(b)	238,435
17,852	Fortune Minerals Ltd.(b)	10,739
200	Gamehost, Inc.	2,599
18,685	Genworth MI Canada, Inc.	451,670
11,294	Gibson Energy, Inc.	284,445
57,000	Gildan Activewear, Inc.	2,097,925
2,500	Glentel, Inc.	43,864
2,859	GLG Life Tech Corp.(b)(c)(d)	1,892
4,565	Gluskin Sheff & Associates, Inc.	77,167
10,721	GLV, Inc. - Class A(b)	21,928
18,000	GMP Capital, Inc.	123,802
4,500	Goldgroup Mining, Inc.(b)	1,760
95,570	Gran Tierra Energy, Inc.(b)	509,758
53,752	Great Canadian Gaming Corp.(b)	490,418
61,578	Great Panther Silver Ltd.(b)	93,225
6,784	Guardian Capital Group Ltd. - Class A	82,164
30,200	Guyana Goldfields, Inc.(b)	102,342
2,034	Hanfeng Evergreen, Inc.(b)	4,405
20,285	Harry Winston Diamond Corp.(b)	299,374
22,860	Hemisphere GPS, Inc.(b)	20,169
9,300	Heroux-Devtek, Inc.	86,529
670	High Liner Foods, Inc.	21,771
245,570	High River Gold Mines Ltd.(b)	344,694
3,627	HNZ Group, Inc.	84,184
13,900	Home Capital Group, Inc.	844,954
27,827	Horizon North Logistics, Inc.	168,513
74,700	HudBay Minerals, Inc.	868,779
80,833	IAMGOLD Corp.	663,748
4,936	IBI Group, Inc.	30,238
7,800	Imax Corp.(b)	184,247
38,486	Imperial Metals Corp.(b)	517,828
3,907	Imris, Inc.(b)	14,768
3,161	Indigo Books & Music, Inc.	33,974
39,500	Industrial Alliance Insurance and Financial Services, Inc.	1,380,163
22,600	Inmet Mining Corp.	1,631,442
17,479	Innergex Renewable Energy, Inc.	179,276
7,700	InnVest Real Estate Investment Trust	34,432
13

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
CANADA (continued)
23,670	International Forest Products Ltd. - Class A(b)	$208,127
7,748	International Tower Hill Mines Ltd.(b)	16,391
25,626	Intertape Polymer Group, Inc.	248,706
21,336	Ithaca Energy, Inc.(b)	43,425
57,067	Ivanhoe Energy, Inc.(b)	47,489
18,561	Ivernia, Inc.(b)	2,326
22,616	Jean Coutu Group PJC, Inc. (The) Class A	344,206
16,185	Just Energy Group, Inc.	160,487
318,486	Katanga Mining Ltd.(b)(d)	236,293
1,300	K-Bro Linen, Inc.	38,711
7,319	Keegan Resources, Inc.(b)	26,784
25,539	Keyera Corp.	1,328,929
13,811	Killam Properties, Inc.	180,011
4,436	Kingsway Financial Services, Inc.(b)	18,324
11,000	Kirkland Lake Gold, Inc.(b)	66,723
99,844	Lake Shore Gold Corp.(b)	86,090
13,254	Laramide Resources Ltd.(b)	12,624
15,057	Laurentian Bank of Canada	665,745
1,200	Le Chateau, Inc. - Class A(b)	4,800
59,448	Legacy Oil & Gas, Inc.(b)	413,645
8,682	Leisureworld Senior Care Corp.	110,201
13,400	Leon’s Furniture Ltd.(d)	182,446
29,705	Linamar Corp.	762,430
7,520	Liquor Stores N.A. Ltd.	143,629
27,294	Long Run Exploration Ltd.(b)	120,407
226,995	Lundin Mining Corp.(b)	1,167,520
17,647	MacDonald Dettwiler & Associates Ltd.	1,109,705
500	Mainstreet Equity Corp.(b)	16,418
34,300	Major Drilling Group International	340,799
11,156	Manitoba Telecom Services, Inc.	371,233
26,564	Maple Leaf Foods, Inc.	341,705
27,098	Martinrea International, Inc.(b)	245,333
3,900	MBAC Fertilizer Corp.(b)	13,529
1,800	Medical Facilities Corp.	26,078
2,050	MEGA Brands, Inc.(b)	22,054
22,931	Mega Uranium Ltd.(b)	3,449
1,400	Melcor Developments Ltd.	27,161
38,791	Mercator Minerals Ltd.(b)	18,279
29,200	Methanex Corp.	1,050,134
13,800	Migao Corp.	23,521
77,075	Minera Andes Acquisition Corp.(b)	241,101
5,131	Mood Media Corp.(b)	9,569
226,002	Morguard Real Estate Investment Trust(d)	4,350,550
14,987	Morneau Shepell, Inc.	194,588
44,077	Mullen Group Ltd.	1,015,088
13,950	New Millennium Iron Corp.(b)	16,084
43,773	Newalta Corp.	704,388
22,900	NGEx Resources, Inc.(b)	72,093

Shares		Value
CANADA (continued)
4,978	Niko Resources Ltd.	$51,956
7,923	Norbord, Inc.(b)	232,352
40,761	Nordion, Inc.	286,888
3,099	North American Energy Partners, Inc.(b)	11,652
37,821	North American Palladium Ltd.(b)	63,326
15,831	North West Co. Inc., (The)	367,284
10,624	Northern Dynasty Minerals Ltd.(b)	37,068
198,100	Northern Property Real Estate Investment Trust - Units(d)	6,337,849
11,568	Northland Power, Inc.	226,744
9,813	NorthWest Healthcare Properties Real Estate Investment Trust	132,329
46,201	NuVista Energy Ltd.(b)	242,261
8,300	Oncolytics Biotech, Inc.(b)	32,454
100	Onex Corp.	4,357
12,600	Open Text Corp.(b)(e)	734,979
1,052	Open Text Corp.(b)(e)	61,384
35,400	Oromin Explorations Ltd.(b)	26,619
57,165	Orvana Minerals Corp.(b)	55,021
81,800	Osisko Mining Corp.(b)	566,711
6,600	Pace Oil and Gas Ltd.(b)	21,307
6,230	Paladin Labs, Inc.(b)	276,334
59,468	Pan American Silver Corp.	1,038,633
18,300	Paramount Resources Ltd. - Class A(b)	594,466
36,051	Parex Resources, Inc.(b)	206,026
3,788	Parkland Fuel Corp.	75,312
566,214	Pason Systems, Inc.(d)	9,656,407
10,486	Patheon, Inc.(b)	38,689
99,127	Pengrowth Energy Corp.	452,204
780	Perpetual Energy, Inc.(b)	774
9,000	Petaquilla Minerals Ltd.(b)	5,053
88,334	PetroBakken Energy Ltd.	779,366
46,632	Petrobank Energy & Resources Ltd.(b)	40,208
16,667	Petrominerales Ltd.	148,389
29,553	Peyto Exploration & Development Corp.	682,083
113,000	Phoscan Chemical Corp.(b)	30,590
2,107	PHX Energy Services Corp.	20,005
5,000	Platino Energy Corp.(b)	6,918
2,100	Points International Ltd.(b)	24,845
95,353	Precision Drilling Corp.(e)	873,798
489	Precision Drilling Corp.(e)	4,474
13,536	Premium Brands Holdings Corp.	233,426
20,230	Primero Mining Corp.(b)	125,956
816	Progressive Waste Solutions Ltd.	18,123
29,060	Progressive Waste Solutions Ltd. - Placement Shares	645,648
20,867	Pulse Seismic, Inc.	60,254
9,975	QLT, Inc.(b)	79,508
14

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
CANADA (continued)
13,700	Quebecor, Inc. - Class B	$577,449
52,100	Questerre Energy Corp. - Class A(b)	48,057
2,000	Reitmans (Canada) Ltd.	23,962
16,700	Reitmans (Canada) Ltd. - Class A	210,801
72,307	Research In Motion Ltd.(b)	936,642
241	Resolute Forest Products(b)	3,286
4,400	Richelieu Hardware Ltd.	174,253
12,800	Richmont Mines, Inc.(b)	39,270
4,375	Ritchie Bros. Auctioneers, Inc.	95,448
58,032	RMP Energy, Inc.(b)	193,168
3,231	Rock Energy, Inc.(b)	4,600
4,730	Rocky Mountain Dealerships, Inc.	58,615
20,712	Rogers Sugar, Inc.	132,072
58,461	RONA, Inc.	709,808
60,389	Russel Metals, Inc.	1,696,511
14,890	Sabina Gold & Silver Corp.(b)	33,888
55,084	San Gold Corp.(b)	37,555
188,000	Sandvine Corp.(b)	335,512
29,941	Santonia Energy, Inc.(b)	39,625
46,281	Savanna Energy Services Corp	339,660
75,011	Scorpio Mining Corp.(b)	74,454
9,506	Secure Energy Services, Inc.(b)	99,692
44,500	SEMAFO, Inc.	124,479
26,812	ShawCor Ltd. - Class A	1,077,964
149,700	Sherritt International Corp.	882,531
15,685	Sierra Wireless, Inc.(b)	178,646
29,300	Silver Standard Resources, Inc.(b)	353,398
2,437	Softchoice Corp.	29,076
10,293	Sonde Resources Corp.(b)	16,512
120,726	Southern Pacific Resource Corp.(b)	145,249
11,543	SouthGobi Resources Ltd.(b)	26,618
56,399	Sprott Resource Corp.	256,719
55,970	Sprott Resource Lending Corp.	84,174
9,346	Sprott, Inc.	39,356
33,100	St. Andrew Goldfields Ltd.(b)	16,427
10,542	Stantec, Inc.	431,869
1,490	Stella-Jones, Inc.	112,803
16,685	Stornoway Diamond Corp.(b)	14,387
2,400	Strad Energy Services Ltd.	8,735
26,948	Student Transportation, Inc.	175,619
19,100	Sulliden Gold Corp. Ltd.(b)	18,001
19,646	SunOpta, Inc.(b)	140,244
13,000	Superior Plus Corp.	141,548
21,573	Surge Energy, Inc.(b)	75,702
1,700	TAG Oil Ltd.(b)	7,960
83,489	Taseko Mines Ltd.(b)	277,069
29,538	Tembec, Inc.(b)	87,068
13,676	Teranga Gold Corp.(b)	27,012
45,730	Teranga Gold Corp. - CDI(b)	90,605
16,500	Timmins Gold Corp.(b)	46,155
25,860	TORC Oil & Gas Ltd.	57,559

Shares		Value
CANADA (continued)
24,278	Toromont Industries Ltd.	$540,377
27,765	Torstar Corp. - Class B	220,194
22,950	Total Energy Services, Inc.	349,749
9,400	Tourmaline Oil Corp.(b)	319,019
104,000	TransAlta Corp.	1,672,509
29,278	Transcontinental, Inc. - Class A	340,804
69,874	TransForce, Inc.	1,551,744
33,900	TransGlobe Energy Corp.(b)	289,921
41,900	Trican Well Service Ltd.	573,426
20,400	Trilogy Energy Corp.	579,643
55,100	Trinidad Drilling Ltd.	397,754
38,000	Tuscany International Drilling, Inc.(b)	9,144
66,765	Twin Butte Energy Ltd.	178,058
24,940	Uex Corp.(b)	17,003
8,241	Uni-Select, Inc.	196,317
198,200	Uranium One, Inc.(b)	540,509
2,700	US Silver & Gold, Inc.(b)	5,576
4,141	Valener, Inc.	66,802
91,129	Veresen, Inc.	1,173,147
18,999	Veris Gold Corp.(b)	32,763
433	Vermilion Energy, Inc.	22,210
7,539	Virginia Mines, Inc.(b)	75,133
1,300	Wajax Corp.	58,079
32,261	Wesdome Gold Mines Ltd.(b)	28,787
11,176	West Fraser Timber Co. Ltd.	897,195
500	Western Energy Services Corp.	3,715
31,338	Western Forest Products, Inc.(b)	41,474
6,300	Westjet Airlines Ltd.	132,013
34,591	Whitecap Resources, Inc.	331,899
48,887	Wi-Lan, Inc.	222,526
11,548	Winpak Ltd.	196,828
12,846	Winstar Resources Ltd.(b)	35,290
1,816	Xtreme Drilling and Coil Services Corp.(b)	2,822
9,672	YM Biosciences, Inc.(b)	28,413
10,676	Zargon Oil & Gas Ltd.	84,560
		116,591,614
CAYMAN ISLANDS — 0.0%
59,150	Endeavour Mining Corp.(b)	126,318
CHILE — 0.1%
367,736	AES Gener SA	252,804
487,853	Aguas Andinas SA - Class A	361,247
164,971	Banmedica SA	427,041
114,351	Besalco SA	212,543
17,632	Cementos BIO BIO SA(b)	26,749
2,521	Cia Cervecerias Unidas SA	40,492
43,481	Cia General de Electricidad SA	249,105
18,733	Cia Sud Americana de Vapores SA(b)	2,051
924,504	Colbun SA(b)	292,083
50,487,302	CorpBanca SA	723,084
17,867	Cristalerias de Chile SA	185,759
114,370	E.CL SA	270,795
15

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
CHILE (continued)
15,622	Embotelladora Andina SA - Class A, Preference Shares	$80,878
16,401	Embotelladora Andina SA - Class B, Preference Shares	107,878
7,303	Empresa Nacional de Telecom Chile SA	158,828
21,705	Empresas Hites SA	23,119
1,299,287	Empresas Iansa SA	101,699
20,702	Forus SA	118,598
12,790	Gasco SA	108,551
448,016	Inversiones Aguas Metropolitanas SA	926,822
6,600	Latam Airlines Group SA - BDR(b)	160,745
535,964	Madeco SA	23,859
880,181	Masisa SA	108,318
952	Molibdenos y Metales SA	16,766
134,264	Multiexport Foods SA	41,735
97,068	Parque Arauco SA	264,656
86,572	PAZ Corp. SA	60,066
163,857	Ripley Corp. SA	178,007
58,002	Salfacorp SA	142,759
152,959	Sigdo Koppers SA	394,325
20,922	Sociedad Matriz SAAM SA(b)	2,661
353,128	Socovesa SA	181,322
151,511	Sonda SA	514,359
235,571	Vina Concha y Toro SA	472,342
853,398	Vina San Pedro Tarapaca SA	5,595
		7,237,641
CHINA — 1.0%
1,712,500	AAC Technologies Holdings, Inc.	6,624,417
198,000	Agile Property Holdings Ltd.	280,837
387,000	Airtac International Group	2,260,935
362,000	Angang Steel Co. Ltd. - H Shares(b)	267,927
1,368,000	Anhui Expressway Co. Ltd. - H Shares	864,327
32,000	Anhui Tianda Oil Pipe Co. Ltd. - H Shares	5,529
41,000	Anta Sports Products Ltd.	38,275
564,000	Anton Oilfield Services Group	269,077
639,000	Asia Cement China Holdings Corp.	326,281
96,000	Aupu Group Holding Co. Ltd.	8,417
196,000	AviChina Industry & Technology Co. - H Shares	95,025
116,000	Baoye Group Co. Ltd. - H Shares	95,278
308,000	Beijing Capital International Airport Co. Ltd. - H Shares	256,554
374,000	Beijing Capital Land Ltd. - H Shares	173,608
33,000	Beijing Jingkelong Co. Ltd. - H Shares	17,871

Shares		Value
CHINA (continued)
274,000	Beijing North Star Co. Ltd. - H Shares	$77,726
311,000	Besunyen Holdings Co. Ltd.(b)	15,238
34,500	Byd Co. Ltd. - H Shares(b)	115,439
247,500	BYD Electronic International Co. Ltd.	82,655
98,000	Catic Shenzhen Holdings Ltd. - H Shares(b)	36,140
247,656	Central China Real Estate Ltd.	93,245
19,000	Changshouhua Food Co. Ltd.	10,976
321,000	China Aoyuan Property Group Ltd.	64,983
143,000	China Automation Group Ltd.	38,353
410,857	China BlueChemical Ltd. - H Shares	295,081
462,000	China Communications Services Corp. Ltd. - H Shares	281,177
356,000	China COSCO Holdings Co. Ltd. - H Shares(b)	184,991
121,000	China Datang Corp. Renewable Power Co. Ltd. - H Shares	17,162
954,000	China Dongxiang Group Co.	153,764
22,000	China Eastern Airlines Corp. Ltd. - H Shares(b)	10,014
68,000	China Flooring Holding Co. Ltd.	13,591
205,000	China Hongqiao Group Ltd.	108,376
181,500	China Huiyuan Juice Group Ltd.(b)	64,358
251,000	China ITS Holdings Co. Ltd.(b)	53,078
173,000	China Longyuan Power Group Corp. - H Shares	144,996
135,000	China Medical System Holdings Ltd.	115,932
222	China Mobile Games & Entertainment Group Ltd. - ADR(b)	779
80,000	China Modern Dairy Holdings Ltd.(b)	24,447
272,678	China Molybdenum Co. Ltd. - H Shares	151,539
1,200,084	China National Building Material Co. Ltd. - H Shares	1,915,703
286,000	China National Materials Co. Ltd. - H Shares	89,981
152,000	China Nickel Resources Holding Co. Ltd.	13,327
176,000	China Qinfa Group Ltd.	24,736
520,000	China Rare Earth Holdings Ltd.	113,985
897,500	China Rongsheng Heavy Industries Group Holdings Ltd.	172,431
87,700	China Sandi Holdings Ltd.(b)(c)(d)	6,672
260,000	China SCE Property Holdings Ltd.	64,033
491,488	China Shanshui Cement Group Ltd.	361,230

16

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
CHINA (continued)
246,000	China Shineway Pharmaceutical Group Ltd.	$449,787
664,093	China Shipping Container Lines Co. Ltd. - H Shares(b)	203,799
296,000	China Shipping Development Co. Ltd., H Shares	162,973
324,000	China Southern Airlines Co. Ltd. - H Shares	194,682
90,000	China Sunshine Paper Holdings Co. Ltd.	11,837
153,000	China Suntien Green Energy Corp. Ltd. - H Shares	33,932
252,000	China Tontine Wines Group Ltd.	26,970
292,000	China Wireless Technologies Ltd.	84,715
443,000	China Yurun Food Group Ltd.(b)	326,164
138,000	China Zhengtong Auto Services Holdings Ltd.(b)	122,779
492,400	China Zhongwang Holdings Ltd.(b)	187,299
350,000	Chinasoft International Ltd.(b)	84,844
74,000	Chongqing Iron & Steel Co. Ltd. - H Shares(b)	13,740
340,000	Chongqing Machinery & Electric Co. Ltd. - H Shares	59,185
62,000	Chongqing Rural Commercial Bank - H Shares	36,854
44,000	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	21,729
158,000	Comtec Solar Systems Group Ltd.(b)	36,264
1,867,291	Country Garden Holdings Co. Ltd.(b)	994,393
4,313,000	CPMC Holdings Ltd.(d)	3,464,681
9,286,000	Dalian Port PDA Co. Ltd. - H Shares(d)	2,334,851
264,000	Daphne International Holdings Ltd.	340,068
63,000	Daqing Dairy Holdings Ltd.(b)(c)(d)	0
146,000	Datang International Power Generation Co .Ltd. - H Shares	64,195
101,000	Delong Holdings Ltd.(b)	48,964
33,600	Dongfang Electric Corp. Ltd. - H Shares	65,074
398,000	Dongyue Group	265,833
232,000	ENN Energy Holdings Ltd.	1,111,329
958,000	Evergrande Real Estate Group Ltd.	506,460
466,500	Fantasia Holdings Group Co. Ltd.	83,611
416,000	First Tractor Co. Ltd. - H Shares(b)	424,829
468,500	Fosun International Ltd.	326,211

Shares		Value
CHINA (continued)
799,000	Foxconn International Holdings Ltd.(b)	$327,619
204,000	Golden Eagle Retail Group Ltd.	439,281
38,000	Goldpoly New Energy Holdings Ltd.(b)	6,909
228,000	Great Wall Technology Co. Ltd. - H Shares	47,626
225,500	Greentown China Holdings Ltd.	464,061
480,000	Guangshen Railway Co. Ltd. - H Shares	207,958
379,753	Guangzhou Automobile Group Co. Ltd. - H Shares	317,791
94,000	Guangzhou Pharmaceutical Co. Ltd. - H Shares	217,928
148,800	Guangzhou R&F Properties Co. Ltd. - H Shares	270,148
18,400	Guangzhou Shipyard International Co. Ltd. - H Shares(b)	15,422
14,000	Hainan Meilan International Airport Co. Ltd. - H Shares	10,362
239,000	Haitian International Holdings Ltd.	301,701
242,000	Harbin Electric Co. Ltd. - H Shares	219,053
439,000	Hidili Industry International Development Ltd.	128,495
6,629,000	Hilong Holding Ltd.(d)	2,487,349
473,000	Honghua Group Ltd.	201,266
138,000	Huadian Power International Co. - H Shares(b)	58,364
162,000	Huaneng Renewables Corp. Ltd.(b)	30,915
192,000	Hunan Non-Ferrous Metal Corp. Ltd. - H Shares(b)	62,140
44,000	International Taifeng Holdings Ltd.	12,368
285,000	Intime Department Store Group Co. Ltd.	374,836
80,000	JES International Holdings Ltd.(b)	13,574
122,000	Jiangsu Expressway Co. Ltd. - H Shares	125,848
92,000	Jingwei Textile Machinery - H Shares	67,143
674,000	Kaisa Group Holdings Ltd.(b)	228,566
163,000	Kasen International Holdings Ltd.(b)	32,787
458,000	Kingdee International Software Group Co. Ltd.(b)	94,489
43,000	Kingsoft Corp. Ltd.	37,426
64,000	Leoch International Technology Ltd.	11,058
76,000	Li Heng Chemical Fibre Technologies Ltd.(b)	8,597
149,000	Li Ning Co. Ltd.(b)	99,905
103,200	Lianhua Supermarket Holdings Co. Ltd. - H Shares	100,999
17

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
CHINA (continued)
190,000	Lingbao Gold Co. Ltd. - H Shares	$76,192
410,000	Lonking Holdings Ltd.	106,790
610,000	Maanshan Iron & Steel - H Shares(b)	189,558
323,000	Maoye International Holdings Ltd.	69,969
612,000	Metallurgical Corp. of China Ltd. - H Shares(b)	128,628
3,102,000	Microport Scientific Corp.(d)	2,027,895
136,000	MIE Holdings Corp.	39,982
146,000	Minth Group Ltd.	197,669
34,000	Nanjing Panda Electronics Co. Ltd. - H Shares	9,908
348,000	NVC Lighting Holdings Ltd.	86,154
96,800	Pacific Online Ltd.	38,443
138,000	Pan Asia Environmental Protection Group Ltd.(b)	10,143
34,500	Parkson Retail Group Ltd.	26,602
556,000	PCD Stores Group Ltd.(c)	78,144
131,000	Peak Sport Products Co. Ltd.	25,675
430,000	Powerlong Real Estate Holdings Ltd.	115,326
402,000	Qingling Motors Co. Ltd. - H Shares	109,890
261,000	Qunxing Paper Holdings Co. Ltd.(c)(d)	67,977
67,000	Real Gold Mining Ltd.(b)(c)(d)	76,111
4,511,430	Renhe Commercial Holdings Co. Ltd.(b)	395,566
46,500	Sany Heavy Equipment International Holdings Co. Ltd.	22,065
34,500	Sateri Holdings Ltd.	8,586
6,325,806	Semiconductor Manufacturing International Corp.(b)	395,597
79,500	Shandong Chenming Paper Holdings Ltd. - H Shares	31,368
49,600	Shandong Molong Petroleum Machinery Co. Ltd. - H Shares	24,111
484,000	Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	466,813
396,000	Shanghai Jin Jiang International Hotels Group Co. Ltd. - H Shares	72,507
101,500	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	203,120
222,000	Shanghai Prime Machinery Co. Ltd. - H Shares	32,633
310,500	Shengli Oil & Gas Pipe Holdings Ltd.	32,430
20,000	Shenguan Holdings Group Ltd.	10,573
78,000	Shenzhen Expressway Co. Ltd. - H Shares.	32,687
162,000	Shenzhou International Group Holdings Ltd.	393,543

Shares		Value
CHINA (continued)
930,286	Shui On Land Ltd.	$451,024
116,000	Sichuan Expressway Co. Ltd. - H Shares	42,030
174,000	Sihuan Pharmaceutical Holdings Group Ltd.	77,180
784,000	Sino Dragon New Energy Holdings Ltd.(b)	18,803
73,000	SinoMedia Holding Ltd.	35,674
854,986	Sino-Ocean Land Holdings Ltd.	682,410
252,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	93,581
234,000	Sinopec Yizheng Chemical Fibre Co. Ltd. - H Shares	58,233
40,800	Sinopharm Group Co. Ltd. - H Shares	124,945
93,000	Sinostar PEC Holdings Ltd.(b)	8,266
571,000	Sinotrans Ltd. - H Shares	103,813
214,000	Sinotruk Hong Kong Ltd.	143,211
67,000	SITC International Holdings Co. Ltd.	23,498
1,600,500	Soho China Ltd.	1,440,479
111,000	SPG Land Holdings Ltd.(b)	40,791
23,000	Springland International Holdings Ltd.	13,761
174,000	Sunac China Holdings Ltd.	141,571
182,000	Sunny Optical Technology Group Co. Ltd.	154,886
184,000	SunVic Chemical Holdings Ltd.(b)	75,821
554,000	Tiangong International Co. Ltd.	170,727
1,103,000	Tong Ren Tang Technologies Co. Ltd. - H Shares(d)	2,833,092
1,671,000	Trauson Holdings Co. Ltd.	1,579,342
165,500	Travelsky Technology Ltd. - H Shares	102,218
201,000	Trony Solar Holdings Co. Ltd.(b)(c)(d)	16,328
32,000	Tsingtao Brewery Co. Ltd. - H Shares	184,852
182,000	Uni-President China Holdings Ltd.	213,320
31,000	Weichai Power Co. Ltd. - H Shares	127,911
121,500	Weiqiao Textile Co. Ltd. - H Shares	60,786
546,000	West China Cement Ltd.	105,604
454,000	Winsway Coking Coal Holding Ltd.	72,004
14,000	Wumart Stores, Inc. - H Shares	27,872
382,000	Xiamen International Port Co. Ltd. - H Shares	53,196
5,768,000	Xingda International Holdings Ltd.(d)	2,565,902
159,000	Xinhua Winshare Publishing and Media Co. Ltd. - H Shares	90,823
18

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
CHINA (continued)
54,800	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	$25,650
216,000	Xinjiang Xinxin Mining Industry Co. Ltd. - H Shares	52,361
142,000	Xiwang Sugar Holdings Co. Ltd.	17,028
81,000	Yantai North Andre Juice Co.	31,333
201,000	Yashili International Holdings Ltd.	69,459
138,000	Yuanda China Holdings Ltd.	16,193
118,800	Yuzhou Properties Co.	33,088
260,500	Zhaojin Mining Industry Co. Ltd. - H Shares	392,325
96,000	Zhejiang Expressway Co. Ltd. - H Shares	85,288
40,000	Zhejiang Glass Co. Ltd. - H Shares(b)(c)(d)	0
176,000	Zhong An Real Estate Ltd.(b)	34,949
16,500	Zhongsheng Group Holdings Ltd.	24,680
26,000	Zhuzhou CSR Times Electric Co. Ltd. - H Shares	83,310
100,000	ZTE Corp. - H Shares	193,414
		54,206,219
COLUMBIA — 0.0%
1,764	Pacific Rubiales Energy Corp.	41,155
CYPRUS — 0.0%
279,720	Bank of Cyprus Plc(b)	93,811
28,621	Deep Sea Supply Plc(b)	55,273
71,521	ProSafe SE	680,791
59,416	Songa Offshore SE(b)	60,200
		890,075
DENMARK — 0.5%
2,314	ALK-Abello A/S	175,191
38,911	Alm Brand A/S(b)	119,678
8,231	Amagerbanken A/S(b)(c)(d)	0
638	Ambu A/S - Class B	18,230
5,855	Auriga Industries - Class B(b)	115,615
18,742	Bang & Olufsen A/S(b)	220,005
9,018	Bavarian Nordic A/S(b)	76,645
1,079	Brodrene Hartmann A/S	21,699
436,495	Chr. Hansen Holding A/S(d)	15,450,940
7,451	D/S Norden A/S	229,305
7,982	Dalhoff Larsen & Horneman A/S(b)	6,610
2,204	DFDS A/S	114,518
48,608	DSV A/S	1,247,334
6,366	East Asiatic Co. Ltd. A/S	125,705
10,095	FLSmidth & Co. A/S	626,677
4,979	Genmab A/S(b)	88,802
81,337	GN Store Nord A/S	1,325,592
4,777	Greentech Energy Systems AS(b)	8,520
8,436	H. Lundbeck A/S	133,878

Shares		Value
DENMARK (continued)
2,058	H+H International A/S - Class B(b)	$11,236
2,374	Harboes Bryggeri A/S - Class B	37,805
963	IC Companys A/S	22,346
22,150	Jyske Bank A/S(b)	721,577
3,714	NeuroSearch A/S(b)	2,372
18,842	NKT Holding A/S	666,964
70	Nordjyske Bank A/S	1,019
250	Norresundby Bank A/S	6,643
6,068	Pandora A/S	150,190
3,031	Parken Sport & Entertainment A/S(b)(d)	36,407
664	PER Aarsleff A/S - Class B	58,851
1,788	Ringkjoebing Landbobank A/S	270,086
1,715	Rockwool International A/S - Class B	205,062
906	Royal UNIBREW A/S	84,092
7,711	Schouw & Co.	230,150
1,682	SimCorp A/S	402,539
2,238	Solar A/S - Class B	104,066
12,946	Spar Nord Bank A/S(b)	67,855
30,004	Sydbank A/S(b)	591,922
33	Tivoli A/S	17,699
16,761	TK Development A/S(b)	38,130
3,786	Topdanmark A/S(b)	830,967
33,402	TopoTarget A/S(b)	14,164
129,120	Topsil Semiconductor Materials(b)	8,930
2,520	Tryg A/S	198,355
130,586	Vestas Wind Systems A/S(b)	788,550
2,285	Vestjysk Bank A/S(b)	4,741
		25,677,662
FINLAND — 0.6%
9,996	Ahlstrom Oyj	189,200
379	Aktia Oyj - Class A	3,165
2,952	Alma Media Oyj	19,720
39,132	Amer Sports Oyj	623,783
1,770	Aspo Oyj	15,621
1,682	Bank of Aland Plc - Class B(b)	18,956
2,196	BasWare Oyj	57,875
18,521	Biotie Therapies Oyj(b)	10,562
15,775	Cargotec Oyj - Class B	444,662
69,022	Citycon Oyj	230,545
576	Componenta Oyj(b)	1,595
2,317	Comptel Oyj	1,384
4,120	Cramo Oyj	56,836
7,193	Digia Plc	29,202
17,999	Elisa Oyj	428,169
29,480	Finnair Oyj(b)	120,083
1,799	Finnlines Oyj(b)	18,564
12,672	Fiskars Oyj Abp	324,848
31,761	F-Secure Oyj	76,762
11,600	HKScan Oyj - A Shares	65,364
22,916	Huhtamaki Oyj	416,321
2,336	Ilkka-Yhtyma Oyj	15,796

19

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
FINLAND (continued)
17,695	Kemira Oyj	$280,625
1,624	Kesko Oyj - Class A	54,046
31,775	Kesko Oyj - Class B	1,042,355
15,462	Konecranes Oyj	519,606
4,409	Lassila & Tikanoja Oyj	73,454
3,187	Lemminkainen Oyj	67,333
53,330	Metsa Board Oyj(b)	177,407
112,327	Metso Oyj	5,028,475
21,733	Neste Oil Oyj	346,729
52,206	Nokian Renkaat Oyj	2,246,342
10,195	Okmetic Oyj	66,168
5,138	Olvi Oyj - Class A	150,619
27,673	Oriola-KD Oyj - Class B	90,177
10,430	Orion Oyj - Class A	288,334
9,618	Orion Oyj - Class B	268,759
79,999	Outokumpu Oyj(b)	82,770
1,127	Outotec Oyj	70,896
13,413	PKC Group Oyj	304,506
132,675	Pohjola Bank Plc - Class A	2,271,629
766	Ponsse Oyj	7,041
4,495	Poyry Oyj	19,225
43,685	Raisio Plc - V Shares	188,029
26,580	Ramirent Oyj	258,044
6,650	Rapala VMC Oyj	42,438
40,697	Rautaruukki Oyj	292,868
32,226	Ruukki Group Oyj(b)(d)	19,690
267	Saga Furs Oyj	8,262
19,281	Sanoma Oyj	195,038
740	Sievi Capital Plc	995
1,969	SRV Group Plc	9,143
2,865	Stockmann Oyj Abp - Class A(d)	56,951
8,470	Stockmann Oyj Abp - Class B	166,297
284,272	Stora Enso Oyj - Class R	2,028,336
23,334	Talvivaara Mining Co. Plc(b)	33,122
5,454	Technopolis Oyj	28,437
675	Teleste Oyj	3,785
7,185	Tieto Oyj	160,092
16,032	Tikkurila Oy	342,848
237,954	UPM-Kymmene Oyj	2,906,212
2,990	Uponor Oyj	41,816
3,176	Vacon Oyj	188,493
3,684	Vaisala Oyj - Class A	93,439
70,509	Wartsila Oyj Abp	3,355,566
93,678	YIT Oyj	2,060,562
		29,105,972
FRANCE — 2.3%
3,657	ABC Arbitrage	29,346
24,037	Accor SA	938,321
2,633	Aeroports de Paris	217,221
542	Affine SA REIT	9,744
57,061	Air France-KLM(b)	621,288
1,039,619	Alcatel-Lucent(b)	1,740,486
902	Ales Groupe	16,264
5,620	Altamir Amboise	59,749

Shares		Value
FRANCE (continued)
9,534	Alten SA	$366,349
85,802	Altran Technologies SA(b)	650,077
996	ANF Immobilier REIT	30,766
3,847	April	81,851
4,970	Archos(b)	27,195
46,520	Arkema SA	5,305,815
851	Artprice.com(b)	30,170
4,828	Assystem	108,623
13,833	AtoS	1,011,992
1,591	Audika Groupe	19,766
1,151	Aurea SA	7,220
600	Avanquest Software(b)	1,523
6,980	Avenir Telecom(b)	4,549
653	Axway Software SA	15,073
5,430	Beneteau SA	60,604
2,529	Bigben Interactive(b)	28,055
3,331	BioMerieux	318,044
120,758	Boiron SA(d)	5,141,918
3,630	Bollore SA	1,308,592
2,932	Bonduelle SCA	307,337
2,143	Bongrain SA	142,578
13,097	Bourbon SA	400,473
267	Boursorama(b)	2,259
27,832	Bull(b)	122,818
4	Burelle SA	1,260
45,065	Cap Gemini SA	2,172,511
244	Cegedim SA(b)	7,110
2,386	Cegid Group	49,373
90	Cie des Alpes	2,077
124,773	Cie Generale de Geophysique - Veritas(b)	3,624,650
4,096	Ciments Francais SA	248,767
10,437	Club Mediterranee SA(b)	197,548
804	Damartex SA(d)	14,628
32,302	Derichebourg SA	157,104
2,118	Devoteam SA	32,497
22,092	Edenred	708,213
4,249	Eiffage SA	190,703
845	Electricite de Strasbourg(d)	107,299
3,548	Eramet	503,423
482	Esso Ste Anonyme Francaise	38,600
26,260	Etablissements Maurel et Prom	485,273
374	Etam Developpement SA(b)	11,035
50,701	Euler Hermes SA(d)	4,526,322
1,377	Euro Disney SCA(b)	9,592
4,765	Eutelsat Communications SA	163,753
1,226	Exel Industries SA - Class A	65,188
894	Faiveley Transport SA	61,276
16,125	Faurecia	284,408
1,000	Fimalac	50,646
539	Fleury Michon SA	32,282
3,002	Fonciere Des Regions REIT	253,574
12,718	GameLoft SA(b)	87,378
202	Gaumont SA(d)	10,861
1,559	Gecina SA REIT	176,753
13,657	GFI Informatique SA	56,372
20

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
FRANCE (continued)
2,835	GL Events	$70,019
257	Groupe Crit	5,322
96,381	Groupe Eurotunnel SA	819,871
922	Groupe Flo	4,006
13,154	Groupe Partouche SA(b)	19,111
11,400	Groupe Steria SCA	211,750
393	Guerbet	59,658
5,836	Haulotte Group SA(b)	48,416
46,382	Havas SA	303,927
23,886	Hi-Media SA(b)	65,837
6,307	ICADE REIT	556,633
482	Iliad SA	89,333
14,838	Imerys SA	980,752
145,569	Ingenico	9,176,012
1,376	Interparfums SA	45,307
412	Ipsen SA	14,478
173,723	IPSOS(d)	6,923,068
4,414	Jacquet Metal Service	57,356
27,960	JCDecaux SA	782,245
34,994	Klepierre REIT	1,380,298
2,912	Korian	56,778
33,456	Lagardere SCA	1,209,702
936	Laurent-Perrier	87,692
1,354	Lectra	9,707
1,715	LISI	151,313
735	Maisons France Confort	28,732
2,096	Manitou BF SA	37,424
467	Manutan International	22,694
26,260	Maurel & Prom Nigeria SA(b)	93,418
314,042	Medica SA(d)	5,982,443
174,986	Mersen(d)	5,141,546
2,556	METabolic EXplorer SA(b)	11,696
6,297	Metropole Television SA	105,464
401	Montupet	5,009
1,975	Mr Bricolage	26,950
1,519	Naturex	121,068
186,712	Neopost SA(d)	10,647,672
189,055	Nexans SA	9,808,404
8,861	Nexity SA	270,706
66,252	NicOx SA(b)	307,651
844	Norbert Dentressangle SA	74,145
7,604	NRJ Group	62,877
17,460	Oeneo	61,638
7,755	Orpea	330,684
19,387	PagesJaunes Groupe(b)	75,022
1,855	Parrot SA(b)	71,783
69,154	Peugeot SA(b)	539,343
1,004	Pierre & Vacances SA	21,416
9,912	Plastic Omnium SA	388,007
9,806	Rallye SA	346,577
14,085	Recylex SA(b)	71,908
5,662	Remy Cointreau SA	722,578
92,477	Rexel SA	1,966,968
159,079	Rubis SCA(d)	11,523,394
4,452	Sa des Ciments Vicat	283,717
6,618	Saft Groupe SA	179,088

Shares		Value
FRANCE (continued)
1,023	Sartorius Stedim Biotech	$124,609
135,370	SCOR SE	3,896,650
7,643	SEB SA	611,137
1,217	Seche Environnement SA	48,879
5,884	Sechilienne-Sidec	119,839
3,254	Sequana SA(b)	39,720
7,940	Societe BIC SA	1,069,031
7,186	Societe d’Edition de Canal +	50,444
3,179	Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	347,903
228	Societe Internationale de Plantations d’Heveas SA	20,742
29,298	Societe Television Francaise 1	354,047
43,002	SOITEC(b)	160,566
806	Somfy SA	169,629
1,699	Sopra Group SA	122,265
243	Spir Communication(b)	4,985
101	Stallergenes SA	6,011
2,498	Ste Industrielle d’Aviation Latecoere SA(b)	28,762
1,492	STEF	79,250
28,979	Suez Environnement Co.	383,677
1,496	Sword Group	27,605
1,013	Synergie SA	11,774
18,742	Technicolor SA(b)	64,892
13,331	Teleperformance SA	531,528
155	Tessi SA	17,199
26,644	Thales SA	959,233
16,096	Theolia SA(b)	34,749
82	Thermador Groupe	6,591
440	Touax SA	12,928
1,421	Transgene SA(b)	16,111
2,866	Trigano SA	42,806
41,685	UBISOFT Entertainment(b)	402,423
694	Union Financiere de France BQE SA	17,150
34,483	Valeo SA	1,858,783
25,977	Vallourec SA	1,412,441
20,830	Veolia Environnement SA	268,573
326	Vetoquinol SA	11,996
1,404	Viel et Co.	4,766
808	Vilmorin & Cie	106,528
1,445	Virbac SA	323,731
107	VM Materiaux SA	2,303
1,131	Vranken - Pommery Monopole SA	32,402
11,613	Zodiac Aerospace	1,270,588
		120,990,401
GABON — 0.0%
20	Total Gabon	9,987
GERMANY — 2.6%
11,132	Aareal Bank AG(b)	265,418
37,576	ADVA Optical Networking SE(b)	229,541
21

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
GERMANY (continued)
10,093	Air Berlin Plc(b)	$24,448
18,603	Aixtron SE	253,853
1,088	Alba SE(d)	93,068
961	Allgeier SE	15,332
5,308	Alstria Office REIT AG	64,864
67	Amadeus Fire AG	3,822
640	AS Creation Tapeten	31,288
15,525	Aurubis AG	1,167,943
9,222	Axel Springer AG	431,242
8,917	Balda AG	50,004
1,501	Bauer AG	43,787
4,404	BayWa AG	219,545
10,613	Bechtle AG	479,141
1,967	Bertrandt AG	216,760
125	Bijou Brigitte AG	12,390
104,338	Bilfinger SE	10,562,861
1,210	Biotest AG	87,897
23,015	Borussia Dortmund GmbH & Co. KGaA	95,686
5,031	Brenntag AG	716,919
3,419	CANCOM AG	67,476
16,674	Carl Zeiss Meditec AG	544,714
10,615	Celesio AG	192,845
2,761	CENIT AG	30,141
8,279	CENTROTEC Sustainable AG	174,069
3,390	Cewe Color Holding AG	150,515
17,476	Comdirect Bank AG	205,491
869	CompuGroup Medical AG	19,121
7,207	Constantin Medien AG(b)	15,872
5,227	COR&FJA AG(b)	8,020
7,800	CropEnergies AG	63,958
6,999	CTS Eventim AG	250,124
4,797	Curanum AG(b)	16,296
7,898	DAB Bank AG	41,619
2,014	Delticom AG	96,982
3,806	Deutsche Beteiligungs AG	105,422
29,358	Deutsche Lufthansa AG	582,982
11,565	Deutsche Wohnen AG	222,667
33,396	Deutz AG(b)	196,978
20,474	Dialog Semiconductor Plc(b)	365,562
2,601	Dr Hoenle AG	46,970
570	Draegerwerk AG & Co. KGaA	55,507
17,862	Drillisch AG	293,217
7,490	Duerr AG	733,491
4,400	DVB Bank SE(d)	146,370
909	Eckert & Ziegler AG	31,843
9,177	Elmos Semiconductor AG	93,204
216,951	ElringKlinger AG(d)	7,669,241
1,475	Envitec Biogas AG(b)	15,922
4,231	Euromicron AG	111,507
42,200	Evotec AG(b)	158,259
99,922	Fielmann AG(d)	10,294,887
2,910	First Sensor AG(b)	31,289
31,432	Fraport AG Frankfurt Airport Services Worldwide	1,905,578
51,919	Freenet AG	1,118,406

Shares		Value
GERMANY (continued)
5,957	Fuchs Petrolub AG	$420,676
127,975	GEA Group AG	4,639,483
3,293	Generali Deutschland Holding AG	364,135
6,004	Gerresheimer AG	308,886
7,035	Gerry Weber International AG	342,155
2,345	Gesco AG	246,348
123,955	GFK SE(d)	7,174,845
5,545	GFT Technologies AG	25,674
8,519	Gigaset AG(b)	13,210
33,550	Gildemeister AG	827,487
5,876	Grammer AG	157,054
3,340	Grenkeleasing AG	246,660
5,192	H&R AG	86,816
4,973	Hamborner AG REIT	49,494
3,184	Hamburger Hafen und Logistik AG	78,704
21,554	Hannover Rueckversicherung AG	1,740,147
656	Hansa Group AG	2,672
1,410	Hawesko Holding AG	79,949
64,186	Heidelberger Druckmaschinen AG(b)	137,699
24,960	Hochtief AG(b)	1,627,760
2,809	Homag Group AG(b)	41,249
9,773	Indus Holding AG	303,876
502	Init Innovation In Traffic Systems AG	15,844
8,503	Intershop Communications AG(b)	22,109
2,380	Isra Vision AG	89,772
2,131	IVG Immobilien AG(b)	6,863
17,344	Jenoptik AG	189,692
9,968	Kabel Deutschland Holding AG	808,278
35,496	Kloeckner & Co. SE(b)	449,092
4,129	Koenig & Bauer AG(b)	80,030
17,251	Kontron AG	103,109
11,627	Krones AG	722,178
210	KSB AG	139,717
4,386	KUKA AG(b)	170,261
1,466	KWS Saat AG	547,294
61,859	Lanxess AG	5,224,280
798	Leifheit AG	33,589
26,280	Leoni AG	1,130,787
4,150	Loewe AG(b)	14,594
196	Lotto24(b)	971
2,194	LPKF Laser & Electronics AG	49,973
141	Manz AG(b)	3,983
5,154	Medigene AG(b)	7,068
13,301	MLP AG	115,403
408	Mobotix AG	9,052
11,339	Morphosys AG(b)	480,355
144,314	MTU Aero Engines Holding AG	13,757,534
384	Muehlbauer Holding AG & Co. KGaA	12,148
3,842	MVV Energie AG(d)	128,851
22

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
GERMANY (continued)
1,551	Nemetschek AG	$79,225
2,244	Nexus AG	26,965
3,272	Nordex SE(b)	17,549
281,883	NORMA Group AG(d)	8,196,343
1,021	OHB AG	20,864
9,199	Patrizia Immobilien AG(b)	81,749
1,728	Pfeiffer Vacuum Technology AG	215,457
19,644	PNE Wind AG	68,788
21,208	Praktiker AG(b)	42,877
375	Progress-Werk Oberkirch AG	15,843
1,296	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	30,372
2,224	Puma SE	702,993
1,608	PVA TePla AG	5,456
75,197	QSC AG	226,666
870	R Stahl AG	34,251
19,877	Rational AG(d)	6,023,906
42,668	Rheinmetall AG	2,271,602
32,486	Rhoen Klinikum AG	681,929
12,812	SAF-Holland SA(b)	104,898
6,334	Salzgitter AG	295,161
819	Schaltbau Holding AG	38,493
2,061	Sedo Holding AG(b)(d)	6,859
22,668	SGL Carbon SE	968,135
19,326	Singulus Technologies AG(b)	38,154
14,802	Sixt AG	334,049
1,851	SKW Stahl-Metallurgie Holding AG	33,200
116,242	Sky Deutschland AG(b)	708,825
97	SMA Solar Technology AG	2,502
361	SMT Scharf AG	12,203
19,961	Software AG	768,773
8,494	Solarworld AG	12,490
18,322	Stada Arzneimittel AG	675,547
904	STINAG Stuttgart Invest AG(d)	19,835
2,495	STRACTEC Biomedical AG	129,410
159	Stroer Out-Of-Home Media AG(b)	1,796
66,797	Suedzucker AG	2,858,751
21,586	Suss Microtec AG(b)	267,184
617,282	Symrise AG(d)	21,837,747
30,278	TAG Immobilien AG	367,329
9,742	Takkt AG	139,088
1,753	Telegate AG	18,989
2,222	Tipp24 SE(b)	138,783
762	Tom Tailor Holding AG	17,920
4,964	Tomorrow Focus AG	27,702
22,446	TUI AG(b)	243,785
34,543	United Internet AG	803,435
2,043	Verbio AG(b)	3,884
4,342	Vossloh AG	452,010
4,343	VTG AG	82,321
3,635	Wacker Chemie AG	258,821
17,355	Wacker Neuson SE	258,974

Shares		Value
GERMANY (continued)
62	Washtec AG(b)	$758
1,012	Wincor Nixdorf AG	52,861
34,475	Wirecard AG	787,857
166	XING AG	9,203
275	zooplus AG(b)	15,628
		135,886,355
GIBRALTAR — 0.0%
23,380	888 Holdings Plc	42,457
176,819	Bwin.Party Digital Entertainment Plc	311,842
		354,299
GREECE — 0.1%
811	Aegean Airlines SA(b)	2,577
96	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products(b)(c)(d)	5
147,872	Alpha Bank AE(b)	254,990
1,098	Astir Palace Hotel SA(b)	6,485
2,153	Athens Water Supply & Sewage Co. SA (The)	17,511
135	Attica Bank(b)	58
7,424	Bank of Greece(d)	171,163
10,753	Coca-Cola Hellenic Bottling Co. SA	279,596
57,616	Ellaktor SA(b)	159,590
130,862	Eurobank Ergasias SA(b)	108,742
3,374	Folli Follie Group(b)	62,762
1,869	Forthnet SA(b)	1,832
5,815	Fourlis Holdings SA(b)	18,791
10,782	Frigoglass SA(b)	82,422
17,301	GEK Terna Holding Real Estate Construction SA(b)	56,849
10,539	Hellenic Exchanges SA Holding Clearing Settlement and Registry	72,551
28,693	Hellenic Petroleum SA	321,802
19,670	Hellenic Telecommunications Organization SA(b)	165,588
31,091	Intralot SA-Integrated Lottery Systems & Services	87,385
13,884	JUMBO SA	120,650
2,599	Lamda Development SA(b)	20,679
6,590	Metka SA	100,216
5,531	Motor Oil (Hellas) Corinth Refineries SA	63,835
26,955	Mytilineos Holdings SA(b)	184,826
190,595	National Bank of Greece SA(b)	302,782
1,037	OPAP SA	8,969
232,638	Piraeus Bank SA(b)	88,761
618	Piraeus Port Authority	15,498
22,848	Proton Bank SA(b)(c)(d)	0
7,731	Public Power Corp. SA(b)	71,905
1,978	S&B Industrial Minerals SA	15,174
5,302	Sarantis SA(b)	31,604

23

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
GREECE (continued)
12,534	T Bank SA(b)(c)(d)	$0
3,630	Teletypos SA Mega Channel(b)	1,626
5,987	Terna Energy SA	28,452
647	Thessaloniki Port Authority SA	19,309
592	Titan Cement Co. SA(b)	10,594
31,091	TT Hellenic Postbank SA(b)(c)(d)	7,092
24,240	Viohalco Hellenic Copper and Aluminum Industry SA(b)	157,653
		3,120,324
GUERNSEY — 0.1%
7,397	Raven Russia Ltd.(b)	7,450
803,242	Resolution Ltd.	3,344,082
86,000	Tethys Petroleum Ltd.(b)	49,148
		3,400,680
HONG KONG — 1.7%
157,000	361 Degrees International Ltd.	44,942
66,000	Ajisen China Holdings Ltd.	50,465
160,000	Alco Holdings Ltd.	35,279
44,000	Allan International Holdings Ltd.	13,276
30,000	Allied Group Ltd.	104,057
1,753,693	Allied Properties HK Ltd.	305,269
7,174,000	AMVIG Holdings Ltd.(d)	2,728,847
180,000	Anxin-China Holdings Ltd.	42,242
1,540,000	Apac Resources Ltd.(b)	42,097
84,000	APT Satellite Holdings Ltd.	26,211
144,000	Asia Financial Holdings Ltd.(d)	67,215
58,000	Asia Satellite Telecommunications Holdings Ltd.	216,881
421,877	Asia Standard International Group	92,476
258,000	Asian Citrus Holdings Ltd.	117,100
406,500	ASM Pacific Technology Ltd.	5,136,679
80,000	Associated International Hotels Ltd.(d)	230,033
820,000	AVIC International Holding HK Ltd.(b)	34,892
89,000	Beijing Development HK Ltd.(b)	20,771
84,000	Beijing Enterprises Holdings Ltd.	604,920
1,217,000	Beijing Enterprises Water Group Ltd.	304,430
244,000	Beijing Properties Holdings Ltd.(b)	21,709
504,000	Bel Global Resources Holdings Ltd.(b)(c)(d)	9,228
100,000	Bio-Dynamic Group Ltd.(b)	7,608
906,000	Birmingham International Holdings Ltd.(b)(c)(d)	17,757
144,000	Bonjour Holdings Ltd.	18,196
390,000	Bosideng International Holdings Ltd.	110,633

Shares		Value
HONG KONG (continued)
218,000	Bossini International Holdings Ltd.	$11,806
376,000	Brightoil Petroleum Holdings Ltd.(b)	73,208
668,000	Brilliance China Automotive Holdings Ltd.(b)	897,511
2,064,354	Brockman Mining Ltd.(b)	131,760
1,296,000	Burwill Holdings Ltd.(b)	23,395
498,791	C C Land Holdings Ltd.	182,655
106,000	Cafe de Coral Holdings Ltd.	322,562
23,000	Carnival Group International Holdings Ltd.(b)	1,394
718,800	Century City International Holdings Ltd.	56,537
240,000	Century Sunshine Group Holdings Ltd.	25,376
1,590,446	Champion Technology Holdings Ltd.	27,685
276,560	Chaoda Modern Agriculture Holdings Ltd.(b)(d)	13,829
835,000	Chaoyue Group Ltd.(b)	41,452
180,000	Chen Hsong Holdings	59,417
117,988	Cheuk Nang Holdings Ltd.	94,325
80,000	Chevalier International Holdings Ltd.(d)	119,865
888,000	Chigo Holding Ltd.(b)	28,511
684,000	China Aerospace International Holdings Ltd.	65,265
530,137	China Agri-Industries Holdings Ltd.	323,329
136,000	China All Access Holdings Ltd.	44,717
2,392,000	China Billion Resources Ltd.(b)(c)(d)	0
336,000	China Chengtong Development Group Ltd.(b)	11,914
170,000	China Daye Non-Ferrous Metals Mining Ltd.(b)	7,014
120,000	China Electronics Corp. Holdings Co. Ltd.(b)	10,831
176,000	China Energine International Holdings Ltd.(b)	7,829
110,000	China Energy Development Holdings Ltd.(b)	1,915
480,000	China Environmental Investment Holdings Ltd.(b)	13,121
4,662,000	China Everbright International Ltd.	2,566,823
228,000	China Everbright Ltd.	429,811
140,000	China Financial Services Holdings Ltd.(b)	10,109
76,936	China Flavors & Fragrances Co. Ltd.(b)	11,408
322,000	China Foods Ltd.	278,180
952,000	China Gas Holdings Ltd.	827,356
238,000	China Glass Holdings Ltd.	37,133
159,000	China Green Holdings Ltd.(b)	33,417
372,000	China Haidian Holdings Ltd.	39,333

24

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
HONG KONG (continued)
6,603,000	China High Precision Automation Group Ltd.(c)(d)	$1,038,716
467,000	China High Speed Transmission Equipment Group Co. Ltd.(b)	186,670
1,002,000	China Infrastructure Investment Ltd.(b)	24,806
8,726,000	China Lumena New Materials Corp.	2,104,033
367,000	China Mengniu Dairy Co. Ltd.	1,071,840
136,147	China Merchants Holdings International Co. Ltd.	482,766
216,000	China Metal International Holdings, Inc.	37,321
193,200	China Metal Recycling Holdings Ltd.(c)(d)	234,917
1,770,000	China Mining Resources Group Ltd.(b)(c)(d)	25,790
492,557	China New Town Development Co. Ltd.(b)	44,458
24,000	China Nuclear Industry 23 International Corp. Ltd.(b)	5,911
360	China Ocean Resources Co. Ltd.	893
1,060,000	China Oil and Gas Group Ltd.(b)	168,115
1,065,000	China Outdoor Media Group Ltd.(b)	9,337
421,500	China Overseas Grand Oceans Group Ltd.	585,885
424,000	China Pharmaceutical Group Ltd.(b)	159,094
460,000	China Power International Development Ltd.	166,671
600,000	China Power New Energy Development Co. Ltd.(b)	37,135
430,000	China Precious Metal Resources Holdings Co. Ltd.(b)	77,069
244,000	China Properties Group Ltd.(b)	77,082
308,000	China Public Procurement Ltd.(b)(c)(d)	0
4,844,000	China Renji Medical Group Ltd.(b)(c)(d)	0
3,700,000	China Resources and Transportation Group Ltd.(b)	140,741
118,000	China Resources Cement Holdings Ltd.	75,620
76,000	China Resources Enterprise Ltd.	272,430
120,800	China Resources Gas Group Ltd.	267,911
2,158,600	China Singyes Solar Technologies Holdings Ltd.	2,513,366
1,230,000	China South City Holdings Ltd.	196,663
535,000	China Starch Holdings Ltd.	17,591
275,440	China State Construction International Holdings Ltd.	361,552
970,000	China Strategic Holdings Ltd.(b)	20,762

Shares		Value
HONG KONG (continued)
364,400	China Taiping Insurance Holdings Co. Ltd.(b)	$769,641
8,000	China Tianyi Holdings Ltd.(b)	1,166
296,000	China Ting Group Holdings Ltd.	18,511
1,162,000	China Travel International Investment Hong Kong Ltd.	254,713
230,000	China Vanadium Titano - Magnetite Mining Co. Ltd.	52,492
52,000	China Water Affairs Group Ltd.	16,092
1,350,000	China WindPower Group Ltd.	50,481
57,000	Chong Hing Bank Ltd.	122,740
108,000	Chow Sang Sang Holdings International Ltd.	286,175
198,000	Chu Kong Shipping Enterprise Group Co. Ltd.	40,338
64,000	Chuang’s China Investments Ltd.	4,456
385,500	Chuang’s Consortium International Ltd.	56,169
90,000	CIMC Enric Holdings Ltd.	91,330
62,000	Citic 21CN Co. Ltd.(b)	4,397
373,000	Citic Pacific Ltd.	600,232
1,029,000	Citic Resources Holdings Ltd.(b)	163,199
258,000	Citic Telecom International Holdings Ltd.	90,154
726,000	CK Life Sciences International Holdings, Inc.	65,529
68,000	Clear Media Ltd.	44,717
3,117,387	Comba Telecom Systems Holdings Ltd.	1,129,517
8,000	Convenience Retail Asia Ltd.	5,818
156,000	Cosco International Holdings Ltd.	69,196
317,897	COSCO Pacific Ltd.	515,659
380,000	Cosmos Machinery Enterprises Ltd.(d)	30,869
1,010,000	CP Lotus Corp.(b)	24,744
1,238,000	CP Pokphand Co.	153,245
42,000	Cross-Harbour Holdings Ltd.	35,472
1,689,335	CSI Properties Ltd.	74,061
208,000	CST Mining Group Ltd.(b)	3,031
37,600	Culture Landmark Investment Ltd.(b)	4,412
105,000	Culturecom Holdings Ltd.(b)	23,287
183,000	DaChan Food Asia Ltd.	28,080
29,000	Dah Chong Hong Holdings Ltd.	33,504
139,440	Dah Sing Banking Group Ltd.	173,145
55,050	Dah Sing Financial Holdings Ltd.	289,965
218,000	Dan Form Holdings Co. Ltd.	33,169
132,000	Dawnrays Pharmaceutical Holdings Ltd.	29,956
244,000	DBA Telecommunication Asia Holdings Ltd.	160,456
160,550	Dickson Concepts International Ltd.	90,466

25

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
HONG KONG (continued)
139,000	Digital China Holdings Ltd.	$224,754
275,000	Dingyi Group Investment Ltd.(b)	9,219
88,000	Dorsett Hospitality International Ltd.	23,602
108,000	Dynasty Fine Wines Group Ltd.(b)	23,952
64,000	EcoGreen Fine Chemicals Group Ltd.	12,544
168,234	EganaGoldpfeil Holdings Ltd.(b)(c)(d)	0
62,000	Embry Holdings Ltd.	36,455
325,000	Emperor Entertainment Hotel Ltd.	83,813
500,416	Emperor International Holdings Ltd.	156,795
42,840,000	Emperor Watch & Jewellery Ltd.(d)	5,302,937
490,000	EPI Holdings Ltd.(b)	12,257
789,100	Esprit Holdings Ltd.	1,096,848
504,000	eSun Holdings Ltd.(b)	104,629
596,000	EVA Precision Industrial Holdings Ltd.	79,155
9,500	Fairwood Ltd.	20,334
478,273	Far East Consortium International Ltd.	133,823
576,000	First Pacific Co. Ltd.	741,223
598,000	Fook Woo Group Holdings Ltd.(b)(c)(d)	104,866
402,982	Fortune Oil Plc	73,500
104,000	Fountain SET Holdings Ltd.	16,226
1,170,000	Franshion Properties China Ltd.	429,958
100,000	Fufeng Group Ltd.	47,709
1,420,000	GCL-Poly Energy Holdings Ltd.	388,168
490,000	Geely Automobile Holdings Ltd.	255,886
498,000	Genting Hong Kong Ltd.(b)(d)	216,399
884,000	Get Nice Holdings Ltd.	39,895
456,000	Giordano International Ltd.	463,326
1,839,200	Global Bio-Chem Technology Group Co. Ltd.	218,179
128,000	Global Sweeteners Holdings Ltd.(b)	12,378
979,000	Glorious Property Holdings Ltd.(b)	213,337
168,000	Glorious Sun Enterprises Ltd.	51,340
220,000	Gold Peak Industries Holding Ltd.(d)	23,829
220,000	Goldbond Group Holdings Ltd.(b)	9,361
684,000	Golden Meditech Holdings Ltd.	85,551
140,000	Goldin Properties Holdings Ltd.(b)	84,664
75,000	Goldlion Holdings Ltd.	41,681
3,926,600	GOME Electrical Appliances Holdings Ltd.(b)	470,864
16,000	Good Friend International Holdings, Inc.	5,529

Shares		Value
HONG KONG (continued)
219,960	Great Eagle Holdings Ltd.	$853,701
6,885,000	G-Resources Group Ltd.(b)	381,740
924,000	Guangdong Investment Ltd.	767,280
184,000	Guangnan Holdings Ltd.	23,725
116,000	Guotai Junan International Holdings Ltd.	57,436
61,000	Haier Electronics Group Co. Ltd.(b)	101,622
151,159	Haitong International Securities Group Ltd.	84,200
1,400,000	Hanergy Solar Group Ltd.(b)	71,305
114,000	Harbour Centre Development Ltd.(d)	211,378
2,439,359	Heng Tai Consumables Group Ltd.(b)	65,424
834,000	Hengdeli Holdings Ltd.	292,503
483,000	Hi Sun Technology (China) Ltd.(b)	80,340
936,035	HKC Holdings Ltd.	38,019
318,000	HKR International Ltd.	184,107
186,000	Hon Kwok Land Investment Co. Ltd.(d)	83,462
5,200	Hong Kong Aircraft Engineering Co. Ltd.	73,554
50,000	Hong Kong Ferry (Holdings) Co. Ltd.	52,028
227,000	Hong Kong Television Network Ltd.	69,077
310,151	Hongkong & Shanghai Hotels (The)	535,888
727,700	Hongkong Chinese Ltd.(d)	136,056
29,000	Hopewell Highway Infrastructure Ltd.	16,827
250,000	Hopewell Holdings Ltd.	1,031,539
194,000	Hopson Development Holdings Ltd.(b)	399,237
216,000	Hsin Chong Construction Group Ltd.	40,663
254,400	Hua Han Bio-Pharmaceutical Holdings Ltd.	68,230
48,000	Huabao International Holdings Ltd.	26,119
536,000	Huafeng Group Holdings Ltd.(b)	16,587
259,631	Hung Hing Printing Group Ltd.	45,195
524,000	Huscoke Resources Holdings Ltd.(b)	10,811
1,402,000	Hutchison Harbour Ring Ltd.	121,121
1,441,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	652,179
16,000	Hycomm Wireless Ltd.(b)	3,920
66,183	IDT International Ltd.(b)	1,314
1,768,000	Imagi International Holdings Ltd.(b)	26,900
995,000	Inspur International Ltd.	38,489
592,500	Interchina Holdings Co.(b)	31,323
410,000	IPE Group Ltd.	33,834
442,000	IRC Ltd.(b)	62,692
26

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
HONG KONG (continued)
398,000	IT Ltd.	$172,945
99,000	ITC Properties Group Ltd.	43,402
72,000	Jinchuan Group International Resources Co. Ltd.(b)	18,011
134,000	Jinhui Holdings Ltd.(b)	28,509
306,000	Jiuzhou Development Co. Ltd.	48,137
290,000	JLF Investment Co. Ltd.(b)	13,462
842,500	Johnson Electric Holdings Ltd.	595,314
360,000	Ju Teng International Holdings Ltd.	172,680
600,611	K Wah International Holdings Ltd.	349,273
1,600,000	Kai Yuan Holdings Ltd.(b)	39,405
234,000	Kam Hing International Holdings Ltd.	22,328
42,000	Keck Seng Investments	20,092
17,000	King Stone Energy Group Ltd.(b)	1,249
191,000	Kingboard Chemical Holdings Ltd.	630,477
342,500	Kingboard Laminates Holdings Ltd.	172,235
196,000	Kingmaker Footwear Holdings Ltd.	32,602
1,742,000	Kingston Financial Group Ltd.	154,986
206,666	Kingway Brewery Holdings Ltd.	83,675
2,280,000	Ko Yo Chemical Group Ltd.(b)	39,688
417,000	Kowloon Development Co. Ltd.	640,926
368,000	KWG Property Holding Ltd.	279,011
2,412,000	Lai Fung Holdings Ltd.	77,752
5,146,750	Lai Sun Development Co. Ltd.(b)	225,636
520,000	Lai Sun Garment International Ltd.(b)	109,292
9,000	LAM Soon Hong Kong Ltd.	4,642
116,000	Le Saunda Holdings Ltd.	42,030
68,000	Lee & Man Chemical Co. Ltd.	43,402
1,271,200	Lee & Man Paper Manufacturing Ltd.	857,258
500	Lifestyle International Holdings Ltd.	1,284
4,995,000	Lijun International Pharmaceutical Holding Ltd.	1,404,067
1,924,000	Lippo China Resources Ltd.	57,308
102,000	Lippo Ltd.	53,924
156,000	Liu Chong Hing Investment Ltd.(d)	188,879
62,500	LK Technology Holdings Ltd.	12,250
705,600	Loudong General Nice Resources China Holdings Ltd.(b)	52,769
80,000	L’sea Resources International Holdings Ltd.(b)	3,714
170,000	Luen Thai Holdings Ltd.	37,045
54,000	Luk Fook Holdings International Ltd.	189,391

Shares		Value
HONG KONG (continued)
52,000	Luks Group Vietnam Holdings Co. Ltd.	$15,287
98,000	Lung Kee (Bermuda) Holdings	43,216
1,658,000	Magnificent Estates	99,411
59,200	Man Wah Holdings Ltd.	54,502
38,000	Man Yue Technology Holdings Ltd.	6,076
580,000	Mei Ah Entertainment Group Ltd.(b)	9,947
673,000	Melco International Development Ltd.	1,084,728
100,000	Midland Holdings Ltd.	50,932
108,000	MIN XIN Holdings Ltd.	59,742
92,000	Ming Fai International Holdings Ltd.	11,388
1,070,000	Ming Fung Jewellery Group Ltd.(b)	49,669
310,000	Mingfa Group International Co. Ltd.	99,930
690,000	Mingyuan Medicare Development Co. Ltd.(b)	19,396
296,000	Minmetals Land Ltd.	55,342
42,000	Miramar Hotel & Investment Co. Ltd.	61,629
280,000	MMG Ltd.(b)	113,366
243,000	Mongolia Energy Corp. Ltd.(b)	12,690
6,221,148	Nan Hai Corp. Ltd.(b)	32,889
10,000	Natural Beauty Bio-Technology Ltd.	1,019
262,000	Neo-Neon Holdings Ltd.(b)	59,120
69,500	NetDragon Websoft, Inc.	93,020
872,000	New Century Group Hong Kong Ltd.	17,878
8,000	New Focus Auto Tech Holdings Ltd.(b)	980
4,175,000	New Smart Energy Group Ltd.(b)	40,913
228,500	New Times Energy Corp Ltd(b)	28,285
857,100	New World China Land Ltd.	428,804
83,000	New World Department Store China Ltd.	55,759
604,000	Newocean Energy Holdings Ltd.	308,410
434,000	Next Media Ltd.(b)	80,024
335,000	Nine Dragons Paper Holdings Ltd.	293,731
260,000	North Asia Resources Holdings Ltd.(b)	10,058
540,000	North Mining Shares Co. Ltd.(b)	32,726
625,000	Orange Sky Golden Harvest Entertainment Holdings Ltd.(b)	42,712
58,000	Orient Overseas International Ltd.	406,465
291,200	Oriental Watch Holdings	114,521
42,000	Overseas Chinese Town Asia Holdings Ltd.	25,345

27

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
HONG KONG (continued)
718,164	Pacific Andes International Holdings Ltd.	$39,819
11,160,000	Pacific Basin Shipping Ltd.(d)	6,489,878
236,000	Pacific Textile Holdings Ltd.	212,404
323,240	Paliburg Holdings Ltd.	115,452
59,000	PAX Global Technology Ltd.(b)	14,074
697,000	PCCW Ltd.	308,264
48,000	Peace Mark Holdings Ltd.(b)(c)(d)	0
477,800	Pearl Oriental Oil Ltd.(b)(c)(d)	38,813
296,000	Phoenix Satellite Television Holdings Ltd.	119,081
368,000	Pico Far East Holdings Ltd.	101,070
990,977	PNG Resources Holdings Ltd.(b)	35,139
634,000	Poly Property Group Co. Ltd.(b)	486,409
1,200,000	Polytec Asset Holdings Ltd.	168,657
109,000	Ports Design Ltd.	94,448
927,000	Pou Sheng International Holdings Ltd.(b)	65,741
560,000	Prosperity International Holdings (Hong Kong) Ltd.(b)	24,190
68,000	Public Financial Holdings Ltd.	34,722
1,546,000	PYI Corp. Ltd.	42,261
212,000	Real Nutriceutical Group Ltd.	73,807
386,200	Regal Hotels International Holdings Ltd.	193,713
251,000	Regent Manner International Holdings Ltd.	48,223
1,800,000	REXLot Holdings Ltd.	153,184
96,000	Richfield Group Holdings Ltd.	4,704
96,000	Rising Development Holdings Ltd.(b)	4,580
131,625	Royale Furniture Holdings Ltd.	13,068
176,000	SA SA International Holdings Ltd.	158,857
291,000	Samson Holding Ltd.	47,278
92,000	SEA Holdings Ltd.	68,804
20,000	SEEC Media Group Ltd.(b)	622
155,516	Shanghai Industrial Holdings Ltd.	552,449
561,000	Shanghai Industrial Urban Development Group Ltd.(b)	154,077
3,660,000	Shanghai Zendai Property Ltd.(b)	88,723
150,000	Shenyin Wanguo HK Ltd.	64,213
208,000	Shenzhen High-Tech Holdings Ltd.	11,801
3,232,500	Shenzhen International Holdings Ltd.	429,311
744,380	Shenzhen Investment Ltd.	342,656
339,129	Shimao Property Holdings Ltd.	749,500
2,048,000	Shougang Concord International Enterprises Co. Ltd.(b)	137,319
54,000	Shougang Concord Technology Holdings(b)	3,412

Shares		Value
HONG KONG (continued)
640,000	Shougang Fushan Resources Group Ltd.	$274,802
651,750	Shun Tak Holdings Ltd.	355,482
26,650	Silver Base Group Holdings Ltd.	8,350
444,000	Silver Grant International Ltd.	84,158
507,000	SIM Technology Group Ltd.(b)	20,920
268,000	Sing Tao News Corp. Ltd.	39,740
782,000	Singamas Container Holdings Ltd.	225,866
28,000	Sino Biopharmaceutical	13,900
3,820,000	Sino Oil And Gas Holdings Ltd.(b)	80,287
656,000	Sinofert Holdings Ltd.	163,251
374,250	Sinolink Worldwide Holdings Ltd.(b)	36,193
276,000	Sinopec Kantons Holdings Ltd.	234,170
488,500	Sinotrans Shipping Ltd.	131,016
38,000	SIS International Holdings	15,581
477,278	Skyworth Digital Holdings Ltd.	290,475
106,910	SmarTone Telecommunications Holding Ltd.	190,788
407,934	SMI Corp. Ltd.(b)	12,045
66,843	SOCAM Development Ltd.	80,587
283,000	Solargiga Energy Holdings Ltd(b)	17,333
366,000	Solomon Systech International Ltd.(b)	10,571
8,000	Soundwill Holdings Ltd.	22,436
696,000	South China China Ltd.(b)(d)	80,770
280,000	Sparkle Roll Group Ltd.	30,327
1,413,428	SRE Group Ltd.(b)	67,433
94,000	Stella International Holdings Ltd.	270,289
60,500	Stelux Holdings International Ltd.	21,219
204,000	Success Universe Group Ltd.(b)	5,550
16,000	Sun Hing Vision Group Holdings Ltd.	5,653
321,801	Sun Hung Kai & Co. Ltd.	227,801
1,430,000	Sun Innovation Holdings Ltd.(b)	20,836
1,347,000	Superb Summit International Group Ltd.(b)	56,448
435,000	Sustainable Forest Holdings Ltd.(b)	4,207
302,000	TAI Cheung Holdings Ltd.	247,273
174,000	Tak Sing Alliance Holdings Ltd.	24,455
720,000	Talent Property Group Ltd.(b)	20,982
6,000	Tan Chong International Ltd.	1,981
6,000	Tao Heung Holdings Ltd.	3,729
394,000	TCC International Holdings Ltd.	136,661
367,000	TCL Communication Technology Holdings Ltd.	109,787
152,000	TCL Multimedia Technology Holdings Ltd.	107,600
127,000	Techtronic Industries Co.	257,098
28

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
HONG KONG (continued)
61,000	Television Broadcasts Ltd.	$449,906
108,000	Texhong Textile Group Ltd.(b)	66,983
272,000	Texwinca Holdings Ltd.	256,028
185,800	Tian An China Investment Co. Ltd.	125,298
106,000	Tianjin Development Holdings Ltd.(b)	74,490
730,000	Tianjin Port Development Holdings Ltd.	110,130
466,000	Tianneng Power International Ltd.	328,076
2,380,000	Titan Petrochemicals Group Ltd.(b)(c)(d)	767
218,000	Tom Group Ltd.(b)	26,423
256,252	Tomson Group Ltd.	72,692
1,740,000	Tongda Group Holdings Ltd.	90,866
276,000	Town Health International Investments Ltd.(b)	19,929
203,000	Towngas China Co. Ltd.	167,522
374,000	TPV Technology Ltd.	117,185
154,000	Tradelink Electronic Commerce Ltd.	27,403
87,600	Transport International Holdings Ltd.	196,991
118,000	Trinity Ltd.	72,881
394,000	Truly International Holdings Ltd.	127,516
128,000	TSC Group Holdings Ltd.(b)	27,233
20,000	Tse Sui Luen Jewellery International Ltd.	10,702
194,000	Tysan Holdings Ltd.(d)	35,521
1,230,000	United Energy Group Ltd.(b)	214,109
142,500	United Laboratories International Holdings Ltd. (The)(b)	65,229
230,000	Universal Technologies Holdings Ltd.	14,680
84,000	Value Convergence Holdings Ltd.(b)	13,972
277,000	Value Partners Group Ltd.	192,872
188,000	Varitronix International Ltd.	96,965
348,000	Vedan International Holdings Ltd.(d)	24,231
156,314	Victory City International Holdings Ltd.	19,349
20,000	Vinda International Holdings Ltd.	27,697
244,000	Vitasoy International Holdings Ltd.	257,044
836,400	VODone Ltd.	72,258
108,000	VST Holdings Ltd.	26,737
25,900	VTech Holdings Ltd.	298,394
1,640,000	Wang On Group Ltd.	30,028
136,000	Wasion Group Holdings Ltd.	76,633
276,000	Welling Holding Ltd.	44,841
96,000	Win Hanverky Holdings Ltd.	10,274
48,320	Wing Hang Bank Ltd.	506,539

Shares		Value
HONG KONG (continued)
77,000	Wing On Co. International Ltd.(d)	$236,300
230,000	Wing Tai Properties Ltd.	171,416
254,000	Winteam Pharmaceutical Group Ltd.	55,022
838,000	Xinyi Glass Holdings Ltd.	547,832
96,500	XTEP International Holdings	41,311
1,620,000	Yanchang Petroleum International Ltd.(b)	106,532
230,000	Yeebo International Holdings(d)	32,622
45,000	YGM Trading Ltd.	118,949
2,460,000	Yingde Gases Group Co.	2,759,626
162,000	Yip’s Chemical Holdings Ltd.	132,852
1,632,200	Yuexiu Property Co. Ltd.	582,974
230,191	Yuexiu Transport Infrastructure Ltd.	126,740
906,000	Yugang International Ltd.(b)	7,477
		87,238,326
HUNGARY — 0.0%
2,915	EGIS Pharmaceuticals Plc	250,516
40	EMASZ Rt	2,117
28,924	FHB Mortgage Bank Plc(b)(d)	56,387
57	Fotex Holding SE Co. Ltd.(b)	39
28,929	Magyar Telekom Telecommunications Plc	54,651
5,822	Richter Gedeon Nyrt	1,004,336
		1,368,046
INDIA — 1.3%
355	3M India Ltd.(b)	26,439
1,375	Aban Offshore Ltd.	9,057
18,184	ABB Ltd.(d)	221,907
7,510	ABG Shipyard Ltd.(b)	53,836
25,816	ACC Ltd.	642,172
176,085	Adani Power Ltd.(b)	201,940
25,742	Aditya Birla Nuvo Ltd.	549,637
6,786	AIA Engineering Ltd.(b)	41,336
3,521	AKZO Nobel India Ltd.	63,579
20,592	Alembic Pharmaceuticals Ltd.	29,984
36,030	Allahabad Bank	110,786
810	Allcargo Logistics Ltd.	1,877
188,105	Alok Industries Ltd.	38,017
1,082	Alstom India Ltd.	7,334
433,717	Amara Raja Batteries Ltd.(d)	2,513,911
29,480	Amtek Auto Ltd.	42,676
8,946	Anant Raj Industries Ltd.	13,724
35,532	Andhra Bank.	74,885
291	Apar Industries Ltd.(b)	737
202,005	Apollo Hospitals Enterprise Ltd.(d)	3,070,522
43,566	Apollo Tyres Ltd.	70,439
110,372	Arvind Ltd.	195,677
719,185	Ashok Leyland Ltd.(b)	330,590
77,677	Aurobindo Pharma Ltd.(b)	273,673
624,355	Bajaj Electricals Ltd.(d)	2,308,318
29

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
INDIA (continued)
7,450	Bajaj Finance Ltd.	$180,928
22,536	Bajaj Finserv Ltd.	360,983
224,250	Bajaj Hindusthan Ltd.	98,655
32,171	Bajaj Holdings and Investment Ltd.(d)	586,294
12,115	Balkrishna Industries Ltd.	63,730
189,807	Ballarpur Industries Ltd.(d)	81,361
2,239	Balmer Lawrie & Co. Ltd.	27,885
2,270	Balrampur Chini Mills Ltd.(b)	1,950
15,704	Bank of India	104,221
11,554	Bank of Maharashtra	12,783
4,339	BASF India Ltd.	52,987
3,947	Bata India Ltd.	58,422
17,377	BEML Ltd.(b)	56,813
9,632	BEML Ltd.(b)	48,069
1,115,612	Berger Paints India Ltd.(d)	3,647,395
2,434	Bharat Electronics Ltd.(b)	58,274
39,760	Bharat Forge Ltd.(b)	171,740
12,744	Bharat Petroleum Corp. Ltd.	98,341
64,810	Bhushan Steel Ltd.	547,211
19,899	Biocon Ltd.	104,602
11,513	Birla Corp. Ltd.	62,998
1,274	Blue Dart Express Ltd.	48,174
4,107	Bombay Rayon Fashions Ltd.(b)	19,670
10,113	Britannia Industries Ltd.	91,643
459	Cadila Healthcare Ltd.	7,471
15,431	Canara Bank	139,572
7,476	Carborundum Universal Ltd.	20,914
819	Central Bank of India	1,294
29,868	Century Plyboards India Ltd.(b)(d)	32,653
18,212	Century Textiles & Industries Ltd.	133,517
6,433	CESC Ltd.	37,632
38,402	Chambal Fertilizers & Chemicals Ltd.	48,120
9,705	Cholamandalam Investment and Finance Co. Ltd.	51,791
8,805	City Union Bank Ltd.	10,239
1,594	Clariant Chemicals India Ltd.	17,346
1,522	CMC Ltd.	39,199
10,128	Colgate Palmolive India Ltd.	257,075
674	Core Education & Technologies Ltd.	3,808
25,373	Coromandel International Ltd.	106,758
2,454	Corp Bank	21,071
168,271	CRISIL Ltd.(d)	3,182,249
60,376	Crompton Greaves Ltd.	121,399
17,092	Cummins India Ltd.	157,392
128,260	Dabur India Ltd.	319,987
2,774	Dalmia Bharat Enterprises Ltd.	9,257
6,484	DB Corp. Ltd.	29,872
54,708	DB Realty Ltd.(b)	140,550
12,425	Deepak Fertilizers & Petrochemicals Corp. Ltd.	26,256

Shares		Value
INDIA (continued)
120,805	Dish TV India Ltd.(b)	$163,413
3,236	Divi’s Laboratories Ltd.	63,893
80,935	Edelweiss Financial Services Ltd.	50,670
3,496	Educomp Solutions Ltd.	8,416
4,564	Eicher Motors Ltd.	242,002
25,575	EID Parry India Ltd.	86,115
13,381	EIH Ltd.	17,497
1,898	Elder Pharmaceuticals Ltd.	13,727
275,497	Emami Ltd.(b)(d)	3,030,260
3,608	Era Infra Engineering Ltd.	9,100
5,029	Escorts Ltd.	6,382
49,650	Essar Oil Ltd.(b)	80,230
20,708	Essar Ports Ltd.	33,910
31,009	Essar Shipping Ltd.(b)	15,711
36,761	Exide Industries Ltd.	84,870
4,776	FDC Ltd.	8,310
60,849	Federal Bank Ltd.(b)	578,346
6,289	Federal-Mogul Goetze India Ltd.(b)(d)	23,647
3,815	Financial Technologies India Ltd.(b)	80,395
705,853	Fortis Healthcare Ltd.(b)(d)	1,459,081
9,586	Future Capital Holdings Ltd.(b)	32,999
29,363	Gammon India Ltd.	19,846
32,742	Gateway Distriparks Ltd.	83,102
1,177	Gillette India Ltd.	51,518
22,442	Gitanjali Gems Ltd.(b)	239,736
7,102	GlaxoSmithKline Pharmaceuticals Ltd.	273,559
14,696	Glenmark Pharmaceuticals Ltd.	138,837
22,105	GMR Infrastructure Ltd.(b)	7,834
273	Godfrey Phillips India Ltd.	17,299
30,654	Godrej Consumer Products Ltd.	410,305
23,771	Godrej Industries Ltd.	135,972
4,689	Godrej Properties Ltd.	54,753
3,081	Gokul Refoils & Solvent Ltd.(b)	2,201
50,128	Great Eastern Shipping Co. Ltd. (The)(d)	230,755
17,225	Greaves Cotton Ltd.	26,652
2,596	Grindwell Norton Ltd.(d)	12,460
16,010	Gruh Finance Ltd.	67,378
15,133	Gujarat Alkalies & Chemicals(b)	39,404
8,892	Gujarat Flourochemicals Ltd.	48,631
8,789	Gujarat Gas Co. Ltd.	51,612
29,561	Gujarat Mineral Development Corp. Ltd.(b)	107,068
26,956	Gujarat Narmada Valley Fertilizers Co. Ltd.(b)	42,139
15,068	Gujarat NRE Coke Ltd.(b)	5,779
659,082	Gujarat Pipavav Port Ltd.(b)(d)	545,208
84,645	Gujarat State Fertilisers & Chemicals Ltd.	105,667
52,661	Gujarat State Petronet Ltd.(b)	71,779
3,304	Gulf Oil Corp Ltd.(b)	4,839
6,229	Havells India Ltd.	77,093
30

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
INDIA (continued)
2,793	HBL Power Systems Ltd.(b)	$798
849	HEG Ltd.(b)	3,275
27,483	HeidelbergCement India Ltd(b)	25,111
18,832	Hexa Tradex Ltd.(b)(d)	12,746
137,134	Hexaware Technologies Ltd.	203,419
4,530	Himadri Chemicals & Industries(b)	1,878
166,563	Hindalco Industries Ltd.	363,877
375	Hinduja Ventures Ltd.	3,932
248,507	Hindustan Construction Co.(b)	83,163
4,729	Hindustan Petroleum Corp. Ltd.(b)	29,220
430	Honeywell Automation India Ltd.	20,655
50,124	Housing Development & Infrastructure Ltd.(b)	72,279
722,385	HSIL Ltd.(d)	1,705,122
16,049	HT Media Ltd.	31,395
1,883	HTMT Global Solutions Ltd.(b)	10,535
49,378	ICRA Ltd.(d)	1,204,094
94,790	IDBI Bank Ltd.	191,754
475,747	IDFC Ltd.	1,517,847
27,545	India Cements Ltd.	44,640
85,322	India Infoline Ltd.	134,343
29,515	Indiabulls Financial Services Ltd.	181,174
20,989	Indian Bank	79,789
230,293	Indian Hotels Co. Ltd.(d)	267,571
29,466	Indian Overseas Bank	44,761
10,119	Indraprastha Gas Ltd.(b)	49,425
45,438	IndusInd Bank Ltd.	372,286
3,468	Info Edge India Ltd.(b)	22,501
16,196	Infotech Enterprises Ltd.	52,540
40,792	ING Vysya Bank Ltd.(d)	453,359
2,118	Ingersoll-Rand India Ltd.	18,331
323,988	Ipca Laboratories Ltd.(d)	2,998,671
21,385	IRB Infrastructure Developers Ltd.(b)	48,809
24,079	IVRCL Infrastructures & Projects Ltd.(b)	15,573
16,485	Jagran Prakashan Pvt Ltd.(b)	33,612
16,998	Jai Corp. Ltd.	23,393
15,000	Jain Irrigation Systems Ltd. - DVR	21,038
65,559	Jaiprakash Power Ventures Ltd.(b)	43,077
7,028	Jammu & Kashmir Bank Ltd.(b)	181,031
9,049	Jet Airways India Ltd.(b)	105,699
6,226	Jindal Poly Films Ltd.	19,823
94,163	Jindal Saw Ltd.	192,168
6,613	Jindal Stainless Ltd.(b)	7,889
9,591	JM Financial Ltd.	3,687
71,518	JSW Energy Ltd.	95,667
15,298	JSW Steel Ltd.	253,816
113,709	Jubilant Foodworks Ltd.(b)	2,566,630
5,000	Jubilant Organosys Ltd.(b)	20,300
8,012	Jyothy Laboratories Ltd.	22,738

Shares		Value
INDIA (continued)
90,563	Kakinada Fertilizers Ltd.(b)(c)(d)	$19,087
7,830	Kalpataru Power Transmission Ltd.(b)	14,066
93,172	Karnataka Bank Ltd.	288,590
1,762	Karur Vysya Bank Ltd.	17,514
24,476	KPIT Cummins Infosystems Ltd.	51,699
3,316	KSB Pumps Ltd.	11,705
1,091	Lakshmi Machine Works Ltd.	44,692
109,325	LIC Housing Finance Ltd.	578,586
21,876	Madras Cements Ltd.	99,098
3,444	Mahanagar Telephone Nigam(b)	1,596
11,875	Maharashtra Seamless Ltd.(d)	53,347
9,910	Mahindra & Mahindra Financial Services Ltd.	193,151
531	Mahindra Lifespace Developers Ltd.	4,112
3,619	Manaksia Ltd.(b)	2,987
60,692	Mangalore Refinery & Petrochemicals Ltd.(b)	73,027
60,461	Marico Ltd.	257,519
39,550	MAX India Ltd.	185,816
1,025	Merck Ltd.(b)	12,727
16,192	Monnet Ispat & Energy Ltd.(d)	77,246
46,986	Motherson Sumi Systems Ltd.	174,464
13,466	Mphasis Ltd.	94,419
76	MRF Ltd.	18,773
134,813	Nagarjuna Construction Co.(b)	118,744
82,330	Nagarjuna Oil Refinery Ltd.(b)	7,352
104,110	National Aluminium Co. Ltd.	96,398
31,270	NHPC Ltd.	17,049
16,197	NIIT Technologies Ltd.	80,376
38,070	OMAXE Ltd.(b)	117,452
21,234	Opto Circuits India Ltd.(b)	31,697
6,434	Oracle Financial Sevices Software Ltd.(b)	386,300
21,487	Orchid Chemicals & Pharmaceuticals Ltd.	35,307
8,317	Orient Paper & Industries Ltd.	12,321
36,385	Oriental Bank of Commerce	228,920
550	Orissa Minerals Development Co. Ltd.	40,031
14,725	Oswal Chemical & Fertilizers(b)	7,807
28,655	Page Industries Ltd.(d)	1,828,581
3,860	Peninsula Land Ltd.(b)	4,862
104,278	Petronet LNG Ltd.	297,503
1,595	Pfizer Ltd.	34,558
4,125	Phoenix Mills Ltd.	21,094
382,315	Pidilite Industries Ltd.(d)	1,670,786
50,534	Pipavav Defence & Offshore Engineering Co. Ltd.(b)	83,273
7,053	Plethico Pharmaceuticals Ltd.(b)	47,033
40,716	Prism Cement Ltd.	33,145
1,195	Procter & Gamble Hygiene & Health Care Ltd.	56,224
31

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
INDIA (continued)
60,577	PTC India Ltd.	$87,010
29,314	Punj Lloyd Ltd.(b)	29,209
351,616	Radico Khaitan Ltd.(b)(d)	980,347
14,719	Rain Commodities Ltd.	9,367
24,971	Rajesh Exports Ltd.(b)	63,402
798,227	Rallis India Ltd.(d)	1,962,177
19,421	Ranbaxy Laboratories Ltd.(b)	163,448
22,060	Raymond Ltd.	156,149
49,404	Redington India Ltd.	83,640
53,752	REI Agro Ltd.(b)	10,106
3,937	Reliance Capital Ltd.(b)	35,166
121,363	Reliance Communications Ltd.(b)	188,696
2,105	Reliance Infrastructure Ltd.	20,401
16,026	Rolta India Ltd.	18,937
87,447	Ruchi Soya Industries Ltd.	114,508
21,104	Rural Electrification Corp. Ltd.(b)	95,799
9,422	S Mobility Ltd.	5,846
3,688	Sadbhav Engineering Ltd.(b)	8,407
612	Sanofi India Ltd.	26,647
14,299	Satyam Computer Services Ltd.(b)	32,192
56,725	Sesa Goa Ltd.	198,948
20,538	Shipping Corp. of India Ltd.(b)	20,754
2,527	Shoppers Stop Ltd.	20,970
223,438	Shree Renuka Sugars Ltd.(b)	123,082
57,652	Shriram Transport Finance Co. Ltd.(d)	856,055
21,068	Sintex Industries Ltd.(b)	24,736
15,463	SJVN Ltd.	6,541
124,989	SKF India Ltd.(d)	1,361,273
104	Solar Industries India Ltd.	2,073
426,240	South Indian Bank Ltd.	217,568
9,842	SRF Ltd.	35,702
3,969	State Bank of Bikaner & Jaipur	35,291
8,719	Sun TV Network Ltd.(b)	77,387
9,094	Sundaram Finance Ltd.	83,639
6,405	Supreme Industries Ltd.	36,860
163,839	Suzlon Energy Ltd.(b)	75,620
38,891	Syndicate Bank.	98,343
7,242	Tamilnadu Newsprint & Papers Ltd.(b)	14,242
32,487	Tata Chemicals Ltd.	218,565
4,726	Tata Investment Corp. Ltd.(d)	40,094
99,640	Tata Tea Ltd.(b)	279,775
7,182	Tech Mahindra Ltd.	134,884
14,853	Time Technoplast Ltd.(b)	13,418
10,567	Timken India Ltd.(b)	35,948
348	Titagarh Wagons Ltd.	2,098
45,835	Titan Industries Ltd.	240,722
102,381	Torrent Pharmaceuticals Ltd.(d)	1,347,660
25,014	Torrent Power Ltd.	79,148
2,157	Trent Ltd.	46,534
29,890	Triveni Turbine Ltd.	32,537
697	TTK Prestige Ltd.	43,889

Shares		Value
INDIA (continued)
15,066	Tube Investments of India	$55,644
10,853	TV18 Broadcast Ltd.(b)	6,835
37,709	UCO Bank	53,774
10,645	Uflex Ltd.	18,722
13,600	Unichem Laboratories Ltd.	48,133
58,000	Union Bank of India	278,114
236,660	Unitech Ltd.(b)	163,958
22,486	United Breweries Ltd.	308,902
43,389	United Phosphorus Ltd.(b)	108,574
4,366	United Spirits Ltd.	148,111
16,860	Usha Martin Ltd.(b)	9,430
1,120	Vardhman Special Steels Ltd.(b)	590
5,603	Vardhman Textiles Ltd.	28,563
23,739	Videocon Industries Ltd.	90,823
11,180	VIP Industries Ltd.	17,078
902	VST Industries Ltd.	30,290
1,793	WABCO India Ltd.	52,635
6,142	Welspun Corp. Ltd.	11,605
15,809	Wockhardt Ltd.(b)	518,095
548	Wyeth Ltd.	9,283
31,014	Yes Bank Ltd.	304,455
180,211	Zee Entertainment Enterprises Ltd.	779,593
14,226	Zee Learn Ltd.(b)	7,422
4,219	Zensar Technologies Ltd.	20,119
621	Zuari Agro Chemicals Ltd.(b)	2,794
68,526	Zydus Wellness Ltd.(d)	642,037
		66,351,868
INDONESIA — 0.5%
99,000	Adhi Karya Persero Tbk PT	20,329
8,476,500	AKR Corporindo Tbk PT	3,372,324
866,500	Aneka Tambang Persero Tbk PT	120,990
77,000	Asahimas Flat Glass Tbk PT	64,430
165,500	Astra Agro Lestari Tbk PT	320,295
42,411,000	Bakrie & Brothers Tbk PT(b)(c)(d)	217,716
9,710,000	Bakrie Sumatera Plantations Tbk PT	90,720
9,876,000	Bakrie Telecom Tbk PT(b)(c)	50,698
659,666	Bank Bukopin Tbk PT	45,377
505,316	Bank Danamon Indonesia Tbk PT	316,471
3,011,250	Bank Pan Indonesia Tbk PT(b)	204,048
13,000	Bank Permata Tbk PT(b)	1,895
939,196	Bank Tabungan Negara Persero Tbk PT	156,211
107,500	Bank Tabungan Pensiunan Nasional Tbk PT(b)	54,633
495,000	Barito Pacific Tbk PT(b)	20,329
54,000	Bayan Resources Tbk PT(d)	49,897
4,004,000	Bhakti Investama Tbk PT	203,489
223,000	Bisi International PT	18,316
560,000	Budi Acid Jaya Tbk PT(b)	6,669
2,663,600	Bumi Serpong Damai PT	382,858
32

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
INDONESIA (continued)
4,958,000	Central Proteinaprima Tbk PT(b)(c)(d)	$17,816
590,000	Charoen Pokphand Indonesia Tbk PT	234,728
5,595,500	Ciputra Development Tbk PT	528,528
238,000	Ciputra Surya Tbk PT	62,310
479,000	Citra Marga Nusaphala Persada Tbk PT	90,980
11,917,500	Darma Henwa Tbk PT(b)	61,178
100,000	Delta Dunia Makmur Tbk PT(b)	2,207
393,500	Elnusa Tbk PT(b)	7,070
25,671,500	Energi Mega Persada Tbk PT(b)	245,118
36,500	Fajar Surya Wisesa Tbk PT(b)	9,462
947,000	Gajah Tunggal Tbk PT	218,763
2,161,000	Global Mediacom Tbk PT	482,564
1,193,400	Gozco Plantations Tbk PT	23,402
2,673,000	Hexindo Adiperkasa Tbk PT(d)	1,838,717
1,387,000	Holcim Indonesia Tbk PT	441,448
28,500	Indah Kiat Pulp and Paper Corp. Tbk PT(b)	2,107
518,500	Indika Energy Tbk PT	78,254
17,000	Indo Tambangraya Megah Tbk PT	72,346
1,221,000	Indofood Sukses Makmur Tbk PT	758,424
396,000	Indosat Tbk PT	276,468
11,500	Inovisi Infracom Tbk PT(b)	8,206
417,000	Intiland Development Tbk PT	14,342
379,500	Japfa Comfeed Indonesia Tbk PT	272,741
561,000	Jasa Marga Persero Tbk PT	316,786
6,849,000	Kalbe Farma Tbk PT	766,469
12,459,500	Kawasan Industri Jababeka Tbk PT(b)	300,614
13,416,750	Lippo Karawaci Tbk PT	1,418,814
1,437,300	Matahari Putra Prima Tbk PT	180,031
1,362,500	Mayora Indah Tbk PT(d)	2,874,679
291,500	Medco Energi Internasional Tbk PT	46,987
10,369,000	Media Nusantara Citra Tbk PT	2,528,375
272,000	Mitra Adiperkasa Tbk PT	178,727
1,688,500	Mitra International Resources Tbk PT(b)	18,896
3,148,000	Nippon Indosari Corpindo Tbk PT(d)	2,020,021
1,246,000	Pakuwon Jati Tbk PT	35,180
2,139,500	Panin Financial Tbk PT(b)	38,660
705,500	Panin Insurance Tbk PT	43,460
895,500	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	202,269
827,000	Polychem Indonesia Tbk PT(b)	30,142
1,383,000	Ramayana Lestari Sentosa Tbk PT	166,130
77,500	Resource Alam Indonesia Tbk PT	21,484
7,234,000	Sampoerna Agro Tbk PT(d)	1,726,802

Shares		Value
INDONESIA (continued)
5,557,500	Selamat Sempurna Tbk PT(d)	$1,369,405
5,073,500	Sentul City Tbk PT(b)	132,828
117,500	Sinar Mas Agro Resources & Technology Tbk PT(d)	80,826
5,000	Sinar Mas Multiartha Tbk PT	2,323
1,762,000	Summarecon Agung Tbk PT	341,908
225,000	Surya Citra Media Tbk PT	54,864
41,500	Tambang Batubara Bukit Asam Persero Tbk PT	66,042
579,000	Tiga Pilar Sejahtera Food Tbk	67,768
1,562,000	Timah Persero Tbk PT	264,610
410,000	Trada Maritime Tbk PT(b)	55,565
4,875,000	Truba Alam Manunggal Engineering PT(b)(d)	25,026
1,152,000	Tunas Baru Lampung Tbk PT	56,181
539,500	Tunas Ridean Tbk PT	49,851
283,000	Vale Indonesia Tbk PT	79,902
1,155,500	Wijaya Karya Persero Tbk PT	195,747
		27,222,246
IRELAND — 2.0%
109,408	Aer Lingus Group Plc	190,148
220,453	Beazley Plc	641,584
154,534	C&C Group Plc(b)	1,007,160
22,410	DCC Plc(b)	733,317
49,283	Elan Corp. Plc(b)	516,860
11,306	FBD Holdings Plc(b)	167,327
692,678	Glanbia Plc(b)(d)	7,731,012
1,066,172	Governor & Co. of The Bank of Ireland (The)(b)	207,012
47,500	Grafton Group Plc - Units	278,103
222,418	Greencore Group Plc	393,320
16,165	IFG Group Plc	29,631
30,109	Independent News & Media Plc(b)	1,799
1,636	Irish Continental Group Plc - Units	44,027
126,391	James Hardie Industries Plc - CDI	1,344,360
291,661	Kenmare Resources Plc(b)	153,654
29,631	Kerry Group Plc - Class A	1,554,995
84,255	Kingspan Group Plc(b)(e)	978,126
6,121	Kingspan Group Plc(e)	71,059
12,329	Paddy Power Plc(b)	1,022,827
113,914	Petroceltic International Plc(b)	12,827
1,202	Prothena Corp. Plc(b)	7,224
80,334	Smurfit Kappa Group Plc(b)	1,115,311
32,630	UBM Plc	389,167
132,882	United Drug Plc(b)(e)	579,835
2,466,000	Willis Group Holdings Plc(d)	88,060,860
		107,231,545
ISLE OF MAN — 0.0%
17,071	Exillon Energy Plc(b)	43,590
4,535	Hansard Global Plc	8,056
		51,646
33

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
ISRAEL — 1.8%
20,322	Africa Israel Investments Ltd.(b)	$49,366
4,663	Airport City Ltd.(b)	21,687
925	Alon Holdings Blue Square Israel Ltd.	2,369
957	AL-ROV Israel Ltd.(b)	24,747
16,296	AudioCodes Ltd.(b)	58,875
2,501	Azrieli Group	65,529
28	Bayside Land Corp.	5,571
64,786	Bezeq The Israeli Telecommunication Corp. Ltd.	76,035
1,289	Biocell Ltd.(b)	7,886
409	Ceragon Networks Ltd.(b)	1,976
1,660,500	Check Point Software Technologies Ltd.(b)	83,025,000
4,039	Clal Biotechnology Industries Ltd.(b)	10,922
49,365	Clal Industries Ltd.	173,290
6,999	Clal Insurance Enterprise Holdings Ltd.	105,277
6,078	Compugen Ltd.(b)	33,643
13,567	Delek Automotive Systems Ltd.	124,733
565	Delek Group Ltd.	139,079
1,042	Delta-Galil Industries Ltd.	13,600
692	DS Apex Holdings Ltd.	3,295
4,935	Elbit Systems Ltd.	189,470
905	Electra Ltd.	92,867
1	Electra Real Estate Ltd.(b)	2
1,670	Elron Electronic Industries Ltd.	7,943
509	Equital Ltd.(b)	4,514
205	Evogene Ltd.(b)	1,064
4,175	EZchip Semiconductor Ltd.(b)	127,085
15,405	First International Bank of Israel Ltd.(b)	208,338
3,427	Formula Systems (1985) Ltd.(b)	58,524
26,484	Frutarom Industries Ltd.	335,816
1,557	Gilat Satellite Networks Ltd.(b)	8,224
4,055	Given Imaging Ltd.(b)	67,401
232	Golf & Co. Ltd.	622
1,279	Hadera Paper Ltd.(b)	60,829
3,982	Harel Insurance Investments & Financial Services Ltd.	173,602
270	Industrial Buildings Corp.	386
232,082	Israel Discount Bank Ltd. - Class A(b)	387,950
477	Ituran Location & Control Ltd.	6,805
2,655	Jerusalem Oil Exploration(b)	54,038
5,171	Kamada Ltd.(b)	48,266
89	Maabarot Products Ltd.	803
2,220	Magic Software Enterprises Ltd.	10,217
9,868	Matrix IT Ltd.	45,096
1,459	Melisron Ltd.	28,223
8,990	Mellanox Technologies Ltd.(b)	458,105
3,805	Menorah Mivtachim Holdings Ltd.(b)	33,741
158,600	Migdal Insurance & Financial Holding Ltd.	232,191
1,673	Mivtach Shamir Holdings Ltd.	37,903

Shares		Value
ISRAEL (continued)
61,197	Mizrahi Tefahot Bank Ltd.(b)	$647,609
7,596	Naphtha Israel Petroleum Corp. Ltd.(b)	34,592
736	Neto ME Holdings Ltd.	24,269
4,714	NICE Systems Ltd.(b)	172,851
200,000	NICE Systems Ltd. - ADR(b)	7,378,000
645	Nitsba Holdings 1995 Ltd.(b)	5,812
628,921	Oil Refineries Ltd.(b)	322,176
8,208	Osem Investments Ltd.	135,767
2,821	Partner Communications Co. Ltd.	16,033
2,872	Paz Oil Co. Ltd.	427,819
11,907	Phoenix Holdings Ltd. (The)(b)	31,718
1,121	Plasson Industries Ltd.	34,485
715	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	26,063
7,504	REIT 1 Ltd.	15,055
1,644	Retalix Ltd.(b)	49,156
68,879	Shikun & Binui Ltd.	129,995
13,900	Shufersal Ltd.	42,684
6,039	Strauss Group Ltd.	75,109
2,366	Tower Semiconductor Ltd.(b)	19,677
2,074	Union Bank of Israel(b)	7,342
		96,219,117
ITALY — 0.5%
113,237	A2A SpA	75,784
8,199	ACEA SpA	52,969
2,255	AcegasAps SpA	17,835
320,040	Aedes SpA(b)	26,247
3,675	Aeroporto di Venezia Marco Polo SAVE SpA	44,659
3,797	Alerion Cleanpower SpA	20,395
27,658	Amplifon SpA	147,662
713	Ansaldo STS SpA	7,343
45,001	Arnoldo Mondadori Editore SpA(b)	71,489
5,010	Ascopiave SpA(b)	8,374
9,416	Astaldi SpA	70,765
10,838	Autogrill SpA	132,957
10,738	Azimut Holding SpA	188,665
250,053	Banca Carige SpA	280,104
16,412	Banca Generali SpA	315,097
1,325	Banca IFIS SpA	12,090
1,163,180	Banca Monte dei Paschi di Siena SpA(b)	389,469
180,030	Banca Piccolo Credito Valtellinese Scarl	308,243
150,629	Banca Popolare dell’Emilia Romagna Scrl	1,329,398
33,558	Banca Popolare dell’Etruria e del Lazio	26,815
1,724,010	Banca Popolare di Milano Scarl(b)	1,157,783
107,950	Banca Popolare di Sondrio Scarl	776,840
34

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
ITALY (continued)
34,098	Banca Profilo SpA	$12,408
7,285	Banco di Desio e della Brianza SpA	21,563
507,673	Banco Popolare Scarl(b)	1,058,097
3,334	BasicNet SpA	7,121
7,670	Biesse SpA(b)	27,827
13,563	Brembo SpA	188,761
186,475	Brioschi Sviluppo Immobiliare SpA(b)	24,686
19,914	Buzzi Unicem SpA	289,859
4,217	Caltagirone Editore SpA	5,033
22,475	Cementir Holding SpA	59,812
389,606	CIR-Compagnie Industriali Riunite SpA	451,769
2,627	Credito Bergamasco SpA	50,579
29,592	Credito Emiliano SpA	177,032
13,731	Danieli & C Officine Meccaniche SpA	424,334
4,885	Datalogic SpA	46,761
93,104	Davide Campari-Milano SpA	726,891
50,118	DeA Capital SpA(b)	96,631
23,657	Delclima(b)	25,697
23,657	De’Longhi SpA	382,564
9,154	DiaSorin SpA	356,843
1,977	EI Towers(b)	59,673
1,550	Engineering Ingegneria Informatica SpA	57,329
24,995	ERG SpA	245,032
5,852	Esprinet SpA	25,856
15,793	Eurotech SpA(b)	27,448
49,066	Falck Renewables SpA	70,619
297,242	Fiat SpA(b)	1,816,167
177,120	Finmeccanica SpA(b)	1,163,982
151,956	Fondiaria-Sai SpA(b)	270,285
457,280	Gemina SpA(b)	788,532
10,615	Geox SpA	37,272
31,642	Gruppo Editoriale L’Espresso SpA	40,729
45,443	Hera SpA	83,606
36,611	Immobiliare Grande Distribuzione REIT	41,781
182,644	IMMSI SpA	143,836
15,907	Impregilo SpA	82,506
16,260	Indesit Co. SpA	136,771
3,035	Industria Macchine Automatiche SpA	61,649
198,830	Intek Group SpA(b)	92,951
32,568	Interpump Group SpA	250,067
132,330	Iren SpA	101,607
36,786	Italcementi SpA	207,383
3,278	Italmobiliare SpA(b)	65,650
40,005	Juventus Football Club SpA(b)	11,570
762	Landi Renzo SpA(b)	1,651
12,807	Lottomatica SpA	316,484
29,519	Maire Tecnimont SpA(b)	16,834
1,779	Mariella Burani SpA(b)(c)(d)	0

Shares		Value
ITALY (continued)
9,386	MARR SpA	$105,140
189,408	Mediaset SpA	497,894
197,050	Mediobanca SpA	1,448,799
40,338	Mediolanum SpA	251,835
145,710	Milano Assicurazioni SpA(b)	81,670
7,534	Nice SpA	28,172
635,716	Parmalat SpA	1,594,275
70,369	Piaggio & C SpA	192,048
134,537	Pirelli & C. SpA	1,650,453
18,004	Poltrona Frau SpA(b)	25,301
324,328	Prelios SpA(b)	39,589
96,013	Premafin Finanziaria SpA(b)	27,064
11,421	Prysmian SpA	244,396
71,976	RCS MediaGroup SpA(b)	114,342
30,604	Recordati SpA	313,108
125,022	Reno de Medici SpA(b)	24,411
490	Reply SpA	15,994
22,512	Retelit SpA(b)	15,451
29	Sabaf SpA	354
82	SAES Getters SpA	787
18,803	Safilo Group SpA(b)	206,798
119,252	Saras SpA(b)	160,786
18,549	Snai SpA(b)	17,957
16,282	Societa Cattolica di Assicurazioni SCRL(b)	300,884
3,795	Societa Iniziative Autostradali e Servizi SpA	38,157
471	Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SpA	24,391
3,079	Socotherm SpA(b)(c)(d)	286
15,879	Sogefi SpA	48,511
12,888	SOL SpA	75,247
60,496	Sorin SpA(b)	154,425
6,138	Tamburi Investment Partners SpA	12,460
331,025	Telecom Italia Media SpA(b)	73,262
20,102	Tiscali SpA(b)	1,226
3,433	Tod’s SpA	468,927
18,881	Trevi Finanziaria Industriale SpA	134,848
6,610	Uni Land SpA(b)(c)(d)	0
446,071	Unione di Banche Italiane SCPA	2,329,413
7,526	Unipol Gruppo Finanziario SpA(b)	21,643
2,770	Vianini Lavori SpA	13,126
10,354	Vittoria Assicurazioni SpA	75,143
13,735	Yoox SpA(b)	262,395
11,183	Zignago Vetro SpA	72,307
		27,275,796
JAPAN — 4.7%
84,000	77 Bank Ltd. (The)	361,004
4,700	A&D Co. Ltd.	19,377
779	Accordia Golf Co. Ltd.	760,727
58,000	Achilles Corp.	85,625
35

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
JAPAN (continued)
56,800	ADEKA Corp.	$486,972
10,900	Aderans Co. Ltd.(b)	141,487
7,200	Advan Co. Ltd.	69,602
4,300	Aeon Delight Co. Ltd.	80,503
2,200	Aeon Fantasy Co. Ltd.	33,754
800	Agrex, Inc.	7,419
8,600	Ahresty Corp.	48,528
11,600	Ai Holdings Corp.	96,535
22,400	Aica Kogyo Co. Ltd.	371,843
3,100	Aichi Bank Ltd. (The)	162,890
4,500	Aichi Corp.	24,605
84,000	Aichi Steel Corp.	368,353
9,000	Aichi Tokei Denki Co. Ltd.	27,853
38,100	Aida Engineering Ltd.	288,318
6,700	Aigan Co. Ltd.	22,567
2,800	Ain Pharmaciez, Inc.	151,107
7,400	Aiphone Co. Ltd.	123,327
38,000	Air Water, Inc.	485,778
11,300	Airport Facilities Co. Ltd.	57,090
13,400	Aisan Industry Co. Ltd.	112,979
5,700	Aizawa Securities Co. Ltd.	20,383
76,000	Akita Bank Ltd. (The)	214,424
2,100	Alconix Corp.	36,583
10,500	Alfresa Holdings Corp.	460,441
79,500	Allied Telesis Holdings KK	71,289
11,100	Alpen Co. Ltd.	202,226
3,200	Alpha Corp.	34,714
3,360	Alpha Systems, Inc.	41,704
30,200	Alpine Electronics, Inc.	272,789
86,600	Alps Electric Co. Ltd.	504,760
2,200	Alps Logistics Co. Ltd.	22,134
1,500	Altech Corp.	10,925
139,000	Amada Co. Ltd.	869,463
16,800	Amano Corp.	151,383
5	Amiyaki Tei Co. Ltd.	11,357
3,500	Amuse, Inc.	73,640
61,000	Ando Corp.	87,386
13,000	Anest Iwata Corp.	54,164
31,000	Anritsu Corp.	396,293
12,400	AOC Holdings, Inc.	52,749
1,800	AOI Electronic Co. Ltd.	32,675
16,800	AOKI Holdings, Inc.	402,891
80,000	Aomori Bank Ltd. (The)	242,331
24,100	Aoyama Trading Co. Ltd.	471,748
10,600	Arakawa Chemical Industries Ltd.	82,765
25,000	Araya Industrial Co. Ltd.	35,267
8,700	Arcland Sakamoto Co. Ltd.	140,521
17,638	Arcs Co. Ltd.	330,405
3,600	Argo Graphics, Inc.	51,415
218,200	Ariake Japan Co. Ltd.(d)	3,970,527
22,800	Arisawa Manufacturing Co. Ltd.	82,778
6,200	Arnest One Corp.	99,124
5,190	As One Corp.	105,111
4,000	Asahi Co. Ltd.	53,453

Shares		Value
JAPAN (continued)
20,000	Asahi Diamond Industrial Co. Ltd.	$182,623
6,850	Asahi Holdings, Inc.	119,254
13,000	Asahi Kogyosha Co. Ltd.	41,796
3,000	Asahi Net, Inc.	14,533
32,000	Asahi Organic Chemicals Industry Co. Ltd.	76,636
23,000	Asanuma Corp.(b)	19,618
12,400	Asatsu-DK, Inc.	333,171
31	Asax Co. Ltd.	41,155
24,000	Ashimori Industry Co. Ltd.(b)	34,381
18,000	ASKA Pharmaceutical Co. Ltd.	124,009
12,000	Asunaro Aoki Construction Co. Ltd.	70,993
10,300	Atom Corp.	66,455
77,000	Atsugi Co. Ltd.	96,834
20,300	Autobacs Seven Co. Ltd.	825,808
1,300	Avex Group Holdings, Inc.	35,113
129,000	Awa Bank Ltd. (The)	782,930
9,300	Azbil Corp.	198,824
47,000	Bando Chemical Industries Ltd.	151,621
4,200	Bank of Iwate Ltd. (The)	175,679
15,000	Bank of Kochi Ltd. (The)	16,075
53,000	Bank of Nagoya Ltd. (The)	187,785
15,100	Bank of Okinawa Ltd. (The)	591,153
45,000	Bank of Saga Ltd. (The)	102,849
25,200	Bank of the Ryukyus Ltd.	314,156
8,100	Belc Co. Ltd.	123,389
20,200	Belluna Co. Ltd.	151,315
44,000	Best Denki Co. Ltd.(b)	65,919
297	Bic Camera, Inc.	148,914
500	BML, Inc.	12,188
2,100	Bookoff Corp.	15,892
27,000	Bunka Shutter Co. Ltd.	134,934
500	C Uyemura & Co. Ltd.	16,343
4,600	CAC Corp.	38,784
63,000	Calsonic Kansei Corp.	261,108
20	Can Do Co. Ltd.	24,211
8,600	Canon Electronics, Inc.	176,336
11,400	Canon Marketing Japan, Inc.	155,083
17,100	Casio Computer Co. Ltd.	147,354
9,900	Cawachi Ltd.	203,857
137,000	Central Glass Co. Ltd.	422,483
2,000	Central Security Patrols Co. Ltd.	18,722
1,000	Central Sports Co. Ltd.	16,163
22,650	Century Tokyo Leasing Corp.	506,030
17,700	Chiba Kogyo Bank Ltd. (The)(b)	138,975
19,000	Chino Corp.	45,503
8,400	Chiyoda Co. Ltd.	194,281
2,100	Chiyoda Integre Co. Ltd.	22,207
500	Chofu Seisakusho Co. Ltd.	10,307
4,600	Chori Co. Ltd.	49,700
12,400	Chubu Shiryo Co. Ltd.	71,055
40,000	Chuetsu Pulp & Paper Co. Ltd.	73,924
153,000	Chugai Mining Co. Ltd.(b)	48,521
36

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
JAPAN (continued)
28,000	Chugai Ro Co. Ltd.	$75,324
29,000	Chugoku Bank Ltd. (The)	399,902
27,000	Chugoku Marine Paints Ltd.	142,315
52,000	Chukyo Bank Ltd. (The)	114,298
5,500	Chuo Denki Kogyo Co. Ltd.	20,449
7,000	Chuo Spring Co. Ltd.	24,496
69,200	Citizen Holdings Co. Ltd.	397,288
24,700	CKD Corp.	150,180
48,000	Clarion Co. Ltd.(b)	74,537
11,000	Cleanup Corp.	79,633
2,000	CMIC Holdings Co. Ltd.	30,554
16,900	CMK Corp.	63,020
22,200	Coca-Cola Central Japan Co. Ltd.	297,149
15,100	Coca-Cola West Co. Ltd.	238,278
11,890	Cocokara Fine, Inc.	390,721
15,500	Colowide Co. Ltd.	153,568
4,100	Computer Engineering & Consulting Ltd.	25,108
4,400	Computer Institute of Japan Ltd.	17,369
71,300	COMSYS Holdings Corp.	860,013
4,000	Co-Op Chemical Co. Ltd.(b)	5,380
8,600	Corona Corp.	112,008
7,000	Cosel Co. Ltd.	82,060
211,000	Cosmo Oil Co. Ltd.	475,324
3,500	Cosmos Pharmaceutical Corp.	374,706
2,700	Create Medic Co. Ltd.	24,182
5,300	CTI Engineering Co. Ltd.	35,876
23	Cybernet Systems Co. Ltd.	6,557
22,000	Dai Nippon Toryo Co. Ltd.	36,568
6,100	Daibiru Corp.	59,102
200,000	Daicel Corp.	1,397,561
9,000	Dai-Dan Co. Ltd.	51,769
17,000	Daido Kogyo Co. Ltd.	29,559
13,000	Daido Metal Co. Ltd.	111,171
109,000	Daido Steel Co. Ltd.	487,517
7,300	Daidoh Ltd.	50,612
29,700	Daiei, Inc. (The)(b)	67,555
21,000	Daihen Corp.	70,501
43,000	Daiho Corp.	59,719
13,000	Daiichi Chuo KK(b)	12,510
22,000	Daiichi Jitsugyo Co. Ltd.	106,818
600	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	9,350
28,000	Dai-Ichi Kogyo Seiyaku Co. Ltd.	74,712
4,300	Dai-ichi Seiko Co .Ltd.	60,800
2,200	Daiichikosho Co. Ltd.	53,770
27,000	Daiken Corp.	74,405
19,000	Daiki Aluminium Industry Co. Ltd.	46,749
100	Daikoku Denki Co. Ltd.	2,365
1,000	Daikokutenbussan Co. Ltd.	24,867
148,000	Daikyo, Inc.	396,522
5,300	Dainichi Co. Ltd.	56,046

Shares		Value
JAPAN (continued)
39,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	$179,977
26,000	Daio Paper Corp.	176,849
38,000	Daisan Bank Ltd. (The)	73,137
11,910	Daiseki Co. Ltd.	168,924
46,000	Daishi Bank Ltd. (The)	159,965
11,000	Daishinku Corp.	31,637
26,000	Daiso Co. Ltd.	76,199
2,200	Daisyo Corp.	28,942
55,000	Daito Bank Ltd. (The)	63,754
5,200	Daito Electron Co. Ltd.	20,699
13,000	Daiwa Industries Ltd.	71,650
91,000	Daiwabo Holdings Co. Ltd.	180,119
33	Daiwahouse Residential Investment Corp. REIT	276,068
10,400	DC Co. Ltd.	38,441
63,060	DCM Holdings Co. Ltd.	414,446
211,000	Denki Kagaku Kogyo KK	761,441
25,000	Denki Kogyo Co. Ltd.	106,895
12,600	Denyo Co. Ltd.	152,669
19,000	Descente Ltd.	124,250
151,000	DIC Corp.	298,879
12	Digital Garage Inc.	28,214
3,200	Disco Corp.	176,018
5,350	Doshisha Co. Ltd.	145,268
4,574	Doutor Nichires Holdings Co. Ltd.	64,725
71,000	Dowa Holdings Co. Ltd.	501,569
12	Dr Ci:Labo Co. Ltd.	35,457
23	Dream Incubator, Inc.(b)	23,014
6,800	DTS Corp.	85,888
6,600	Dunlop Sports Co. Ltd.	72,896
40,300	Duskin Co. Ltd.	766,381
4,400	Dydo Drinco, Inc.	177,068
18,000	Dynic Corp.	35,234
11,000	Eagle Industry Co. Ltd.	92,023
4,500	Earth Chemical Co. Ltd.	145,464
242,000	Ebara Corp.	947,411
300	Echo Trading Co. Ltd.	2,739
35,600	EDION Corp.	171,294
61,000	Ehime Bank Ltd. (The)	156,761
11,000	Eidai Co. Ltd.	44,869
75,000	Eighteenth Bank Ltd. (The)	195,199
6,400	Eiken Chemical Co. Ltd.	86,434
5,200	Eizo Nanao Corp.	83,023
2,100	Elematec Corp.	28,017
1,900	Enplas Corp.	83,941
14	EPS Corp.	39,759
17,500	ESPEC Corp.	140,084
2,800	Excel Co. Ltd.	24,404
12,300	Exedy Corp.	268,476
23,000	Ezaki Glico Co. Ltd.	226,366
3,100	F&A Aqua Holdings, Inc.	36,036
381	Faith, Inc.	42,706
3,000	Falco SD Holdings Co. Ltd.	33,167
37

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
JAPAN (continued)
10,100	Fancl Corp.	$113,321
486,300	FCC Co. Ltd.(d)	10,455,091
15,000	FDK Corp.(b)	13,123
800	Felissimo Corp.	9,370
19,300	Ferrotec Corp.	75,769
54,200	FIDEA Holdings Co. Ltd.	129,803
5,000	First Baking Co. Ltd.(b)	4,812
15,100	Foster Electric Co. Ltd.	236,957
4,300	FP Corp.	276,964
34,000	France Bed Holdings Co. Ltd.	76,221
4,000	F-Tech, Inc.	55,509
5,900	Fuji Co. Ltd.	118,910
10,600	Fuji Corp. Ltd.	58,538
220,000	Fuji Electric Co. Ltd.	514,845
7,500	Fuji Electronics Co. Ltd.	103,341
13,000	Fuji Kiko Co. Ltd.(b)	43,644
16,000	Fuji Kyuko Co. Ltd.	93,958
26,600	Fuji Oil Co. Ltd.	360,989
7,400	Fuji Soft, Inc.	156,343
36,000	Fujibo Holdings, Inc.	118,104
4,600	Fujicco Co. Ltd.	52,718
12,100	Fujikura Kasei Co. Ltd.	50,943
111,000	Fujikura Ltd.	344,732
3,000	Fujikura Rubber Ltd.	8,923
8,500	Fujimori Kogyo Co. Ltd.	198,360
2,000	Fujita Kanko, Inc.	6,736
47,000	Fujitec Co. Ltd.	327,399
600	Fujitsu Frontech Ltd.	3,530
18,000	Fujitsu General Ltd.	157,472
7,700	FuKoKu Co. Ltd.	69,805
19,000	Fukuda Corp.	79,162
81,000	Fukui Bank Ltd. (The)	159,440
65,000	Fukushima Bank Ltd. (The)	71,792
2,600	Fukushima Industries Corp.	53,908
105,000	Fukuyama Transporting Co. Ltd.	537,372
7,800	Funai Consulting Ltd.	49,899
7,000	Funai Electric Co. Ltd.	95,456
48,000	Furukawa Co. Ltd.(b)	50,916
201,000	Furukawa Electric Co. Ltd.(b)	406,638
55,000	Furukawa-Sky Aluminum Corp.	159,987
1,600	Furuno Electric Co. Ltd.	8,661
4,000	Furusato Industries Ltd.	34,600
13,000	Fuso Pharmaceutical Industries Ltd.	52,173
27,700	Futaba Corp.	294,130
24,700	Futaba Industrial Co. Ltd.(b)	112,365
3	Future Architect, Inc.	1,222
14,300	Fuyo General Lease Co. Ltd.	511,357
900	G-7 Holdings, Inc.	4,911
20,000	Gakken Holdings Co. Ltd.	62,551
6,400	Gecoss Corp.	50,321
108	Geo Holdings Corp.	108,301
10,200	Glory Ltd.	238,366
16,800	GMO internet, Inc.	122,907
50,000	Godo Steel Ltd.	100,607

Shares		Value
JAPAN (continued)
6,480	Goldcrest Co. Ltd.	$123,229
32,000	Goldwin, Inc.	188,616
2,000	Gourmet Kineya Co. Ltd.(b)	13,932
114,000	GS Yuasa Corp.	406,408
36,000	GSI Creos Corp.	54,328
2,090	Gulliver International Co. Ltd.	88,678
28,000	Gun-Ei Chemical Industry Co. Ltd.	72,262
103,000	Gunma Bank Ltd. (The)	497,851
64,000	Gunze Ltd.	171,469
6,600	H.I.S. Co. Ltd.	225,185
65,000	H2O Retailing Corp.	533,107
5,800	Hakudo Co. Ltd.	52,073
10,630	Hakuhodo DY Holdings, Inc.	723,042
9,600	Hakuto Co. Ltd.	88,289
1,400	Hamakyorex Co. Ltd.	45,087
600	Hamamatsu Photonics KK	22,932
172,000	Hanwa Co. Ltd.	660,200
1,400	Happinet Corp.	11,084
5,100	Harashin Narus Holdings Co. Ltd.	90,071
7,400	Hard Off Corp. Co. Ltd.	51,143
8,400	Harima Chemicals Group, Inc.	43,449
1,300	Haruyama Trading Co. Ltd.	6,952
160,500	Haseko Corp.(b)	154,453
61,600	Hazama Corp.	167,734
15,600	Heiwa Corp.	264,080
15,900	Heiwa Real Estate Co. Ltd.	215,083
12,300	Heiwado Co. Ltd.	177,280
20,900	Hibiya Engineering Ltd.	233,124
4,200	Hiday Hidaka Corp.	95,257
10,000	Higashi Nihon House Co. Ltd.	45,711
51,000	Higashi-Nippon Bank Ltd. (The)	126,043
68,000	Higo Bank Ltd. (The)	419,400
14,200	Hikari Tsushin, Inc.	656,854
1,300	Hioki EE Corp.	19,419
13,000	Hiroshima Bank Ltd. (The)	55,301
20,000	Hisaka Works Ltd.	175,843
159,000	Hitachi Cable Ltd.(b)	246,903
18,900	Hitachi Capital Corp.	376,367
11,600	Hitachi Koki Co. Ltd.	92,729
11,000	Hitachi Kokusai Electric, Inc.	91,060
14,000	Hitachi Medical Corp.	206,069
21,800	Hitachi Transport System Ltd.	330,177
212,000	Hitachi Zosen Corp.	338,477
5,000	Hochiki Corp.	24,714
16,000	Hodogaya Chemical Co. Ltd.	30,095
1,500	Hogy Medical Co. Ltd.	72,421
5,000	Hokkaido Coca-Cola Bottling Co. Ltd.	22,527
21,500	Hokkaido Electric Power Co., Inc.	205,960
10,000	Hokkaido Gas Co. Ltd.	26,245
28,000	Hokkan Holdings Ltd.	82,060
38

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
JAPAN (continued)
4,000	Hokko Chemical Industry Co. Ltd.	$11,635
101,000	Hokkoku Bank Ltd. (The)	415,288
107,000	Hokuetsu Bank Ltd. (The)	230,510
97,865	Hokuetsu Kishu Paper Co. Ltd.	500,856
338,000	Hokuhoku Financial Group, Inc.	550,735
8,000	Hokuriku Electric Industry Co. Ltd.	10,498
15,800	Hokuriku Electric Power Co.	174,164
6,800	Hokuto Corp.	127,605
7,320	Honeys Co. Ltd.	89,654
195,200	Horiba Ltd.	5,707,964
9,900	Hoshizaki Electric Co. Ltd.	294,472
6,600	Hosiden Corp.	36,159
26,000	Hosokawa Micron Corp.	203,576
44,500	House Foods Corp.	672,038
87,000	Howa Machinery Ltd.	93,236
1,000	Hurxley Corp.	7,874
200	Hutech Norin Co. Ltd.	1,859
27,000	Hyakugo Bank Ltd. (The)	116,923
43,000	Hyakujushi Bank Ltd. (The)	160,818
2,000	I Metal Technology Co. Ltd.	3,521
32,200	Ibiden Co. Ltd.	458,818
7,300	IBJ Leasing Co. Ltd.	195,582
2,400	Ichibanya Co. Ltd.	78,395
9,000	Ichikoh Industries Ltd.(b)	14,960
7,300	ICHINEN Holdings Co. Ltd.	48,776
5,800	Ichiyoshi Securities Co. Ltd.	47,760
2,300	Icom, Inc.	50,178
9,700	Idec Corp.	85,920
20,000	Ihara Chemical Industry Co. Ltd.	107,168
5,000	Iida Home Max	65,121
19,500	Iino Kaiun Kaisha Ltd.	89,775
6,600	Imasen Electric Industrial	79,103
10,400	Inaba Denki Sangyo Co. Ltd.	322,310
3,200	Inaba Seisakusho Co. Ltd.	38,668
21,600	Inabata & Co. Ltd.	145,740
10,800	Inageya Co. Ltd.	118,812
25	Industrial & Infrastructure Fund Investment Corp. REIT	225,545
10,900	Ines Corp.	74,737
600	I-Net Corp.	4,449
6,200	Information Services International-Dentsu Ltd.	56,817
10,300	Innotech Corp.	48,659
700	Intage, Inc.	16,634
7,000	Internet Initiative Japan, Inc.	196,041
4,000	Inui Steamship Co. Ltd.(b)	13,735
1,000	Ise Chemical Corp.	5,851
131,000	Ishihara Sangyo Kaisha Ltd.(b)	108,874
13,000	Ishii Iron Works Co. Ltd.	26,442
14,000	Ishizuka Glass Co. Ltd.	23,577
18,766	IT Holdings Corp.	265,345
4,500	ITC Networks Corp.	34,250

Shares		Value
JAPAN (continued)
14,000	Ito En Ltd.	$272,054
29,000	Itochu Enex Co. Ltd.	156,028
1,200	Itochu-Shokuhin Co. Ltd.	42,189
71,000	Itoham Foods, Inc.	322,216
5,100	Itoki Corp.	25,041
8,400	Iwai Cosmo Holdings, Inc.	52,084
11,000	Iwaki & Co. Ltd.	22,254
27,000	Iwasaki Electric Co. Ltd.(b)	66,729
63,000	Iwatani Corp.	239,062
130,000	Iyo Bank Ltd. (The)	1,063,371
20,100	Izumi Co. Ltd.	428,618
26,000	Izumiya Co. Ltd.	141,025
46,000	Izutsuya Co. Ltd.(b)	51,310
900	Jalux, Inc.	8,976
98,000	Janome Sewing Machine Co. Ltd.(b)	100,738
17,200	Japan Airport Terminal Co. Ltd.	180,003
16,000	Japan Asia Investment Co. Ltd.(b)	12,598
23,000	Japan Aviation Electronics Industry Ltd.	168,517
7,600	Japan Carlit Co. Ltd.	39,228
3,600	Japan Cash Machine Co. Ltd.	32,321
10,400	Japan Digital Laboratory Co. Ltd.	118,165
2,900	Japan Electronic Materials Corp.	12,717
20,300	Japan Foundation Engineering Co. Ltd.	72,147
6,400	Japan Medical Dynamic Marketing, Inc.	17,777
4,700	Japan Petroleum Exploration Co.	173,208
50,000	Japan Pulp & Paper Co. Ltd.	164,580
23,000	Japan Radio Co. Ltd.(b)	62,628
92,000	Japan Steel Works Ltd. (The)	531,205
22,000	Japan Transcity Corp.	85,647
8,000	Japan Vilene Co. Ltd.	34,994
38,000	Japan Wool Textile Co. Ltd. (The)	248,499
6,500	Jastec Co. Ltd.	39,379
10,000	JBCC Holdings, Inc.	76,767
20,000	Jeol Ltd.(b)	75,893
13,000	Jidosha Buhin Kogyo Co. Ltd.	59,139
3,500	Jimoto Holdings, Inc.(b)	8,267
1,400	JK Holdings Co. Ltd.	6,736
12,000	JMS Co. Ltd.	49,472
41,000	J-Oil Mills, Inc.	121,056
20,000	Joshin Denki Co. Ltd.	200,776
8,000	JSP Corp.	118,891
54,000	Juroku Bank Ltd. (The)	188,966
32,510	JVC Kenwood Corp.	112,343
2,000	Kabuki-Za Co. Ltd.(d)	108,918
7,600	Kadokawa Group Holdings, Inc.	204,700
5,500	Kaga Electronics Co. Ltd.	46,252
20,100	Kagome Co. Ltd.	375,426
39

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
JAPAN (continued)
70,000	Kagoshima Bank Ltd. (The)	$450,872
11,300	Kakaku.com, Inc.	422,615
28,000	Kaken Pharmaceutical Co. Ltd.	459,599
5,800	Kameda Seika Co. Ltd.	125,901
10,000	Kamei Corp.	86,828
91,000	Kamigumi Co. Ltd.	742,370
14,000	Kanaden Corp.	83,744
10,000	Kanagawa Chuo Kotsu Co. Ltd.	52,600
21,000	Kanamoto Co. Ltd.	333,906
5,000	Kandenko Co. Ltd.	22,473
97,000	Kaneka Corp.	518,705
81,000	Kanematsu Corp.(b)	124,009
12,300	Kanematsu Electronics Ltd.	142,443
15,000	Kanto Denka Kogyo Co. Ltd.	28,378
16,000	Kanto Natural Gas Development Ltd.	88,359
50	Kappa Create Holdings Co. Ltd.	1,151
18,000	Kasai Kogyo Co. Ltd.	83,854
16,800	Kasumi Co. Ltd.	106,372
5,000	Katakura Industries Co. Ltd.	48,937
11,900	Kato Sangyo Co. Ltd.	222,137
50,000	Kato Works Co. Ltd.	144,349
2,400	Kawada Technologies, Inc.	43,436
32,000	Kawai Musical Instruments Manufacturing Co. Ltd.	62,289
8,000	Kawasaki Kinkai Kisen Kaisha Ltd.	22,396
350,000	Kawasaki Kisen Kaisha Ltd.(b)	662,147
7,000	Kawasumi Laboratories, Inc.	43,633
33,000	Keihan Electric Railway Co. Ltd.	151,927
15,900	Keihanshin Building Co. Ltd.	86,590
3,000	Keihin Co. Ltd. (The)	4,626
10,600	Keihin Corp.	147,214
159,000	Keiyo Bank Ltd. (The)	754,618
13,300	Keiyo Co. Ltd.	70,976
754	Kenedix, Inc.(b)	235,406
2,000	Kentucky Fried Chicken Japan Ltd.	45,601
36,200	Kewpie Corp.	480,186
6,525	KEY Coffee, Inc.	116,379
4,000	KI Holdings Co. Ltd.(b)	6,124
11,200	Kimoto Co. Ltd.	92,471
49,000	Kinden Corp.	325,256
600	King Jim Co. Ltd.	4,291
7,000	Kinki Sharyo Co. Ltd.	24,113
7,200	Kintetsu World Express, Inc.	236,208
18,000	Kinugawa Rubber Industrial Co. Ltd.	99,404
5,900	Kisoji Co. Ltd.	116,781
13,900	Kissei Pharmaceutical Co. Ltd.	261,599
66,000	Kitagawa Iron Works Co. Ltd.	111,149
3,100	Kita-Nippon Bank Ltd. (The)	83,632
21,000	Kitano Construction Corp.	54,197
31,000	Kitz Corp.	159,670
271,000	Kiyo Holdings, Inc.	400,077

Shares		Value
JAPAN (continued)
29,000	KNT-CT Holdings Co. Ltd.(b)	$41,861
29,600	Koa Corp.	249,243
22,000	Koatsu Gas Kogyo Co. Ltd.	121,494
8,200	Kobayashi Pharmaceutical Co. Ltd.	399,934
4,000	Kobe Steel Ltd.(b)	4,943
24,000	Kohnan Shoji Co. Ltd.	288,173
1,300	Kohsoku Corp.	11,373
13,000	Koike Sanso Kogyo Co. Ltd.	28,432
33,000	Koito Manufacturing Co. Ltd.	549,609
17,500	Kojima Co. Ltd.	62,196
35,700	Kokuyo Co. Ltd.	245,951
23,000	KOMAIHALTEC, Inc.	62,879
5,000	Komatsu Seiren Co. Ltd.	21,707
4,300	Komatsu Wall Industry Co. Ltd.	75,895
11,700	Komeri Co. Ltd.	313,339
12,300	Komori Corp.	134,507
5,500	Konaka Co. Ltd.	43,365
9,700	Konishi Co.Ltd.	176,614
6,500	Kose Corp.	137,044
2,000	Kosei Securities Co. Ltd.	3,937
2,100	Kourakuen Corp.	29,716
39,000	Krosaki Harima Corp.	99,798
4,200	KRS Corp.	42,990
13,828	K’s Holdings Corp.	376,680
800	KU Holdings Co. Ltd.	4,987
79,000	Kumagai Gumi Co. Ltd.(b)	104,533
7,000	Kumiai Chemical Industry Co. Ltd.	39,346
400	Kura Corp.	5,459
96,000	Kurabo Industries Ltd.	162,721
39,000	Kureha Corp.	150,976
40,000	Kurimoto Ltd.	152,223
23,400	Kuroda Electric Co. Ltd.	286,087
72,000	KYB Co. Ltd.	293,685
34,000	Kyodo Printing Co. Ltd.	94,067
41,000	Kyodo Shiryo Co. Ltd.	47,077
3,300	Kyoei Steel Ltd.	61,384
5,000	Kyokuto Boeki Kaisha Ltd.(b)	9,569
13,600	Kyokuto Kaihatsu Kogyo Co. Ltd.	153,036
5,900	Kyokuto Securities Co. Ltd.	73,681
26,000	Kyokuyo Co. Ltd.	58,002
30,000	KYORIN Holdings, Inc.	611,515
4,500	Kyoritsu Maintenance Co. Ltd.	110,870
40,000	Kyosan Electric Manufacturing Co. Ltd.	135,601
2,400	Kyoto Kimono Yuzen Co. Ltd.	27,558
64,000	Kyowa Exeo Corp.	650,883
1,600	Kyowa Leather Cloth Co. Ltd.	4,987
24,000	Kyudenko Corp.	122,565
2,700	LEC, Inc.	31,120
57,900	Leopalace21 Corp.(b)	222,875
8,600	Life Corp.	119,344
19,500	Lintec Corp.	359,954
54,000	Lion Corp.	258,647
40

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
JAPAN (continued)
25,000	Look, Inc.	$101,427
4,300	Mabuchi Motor Co. Ltd.	193,029
4,500	Macnica, Inc.	87,938
6,000	MacroMill, Inc.	67,254
50,000	Maeda Corp.	195,199
47,000	Maeda Road Construction Co. Ltd.	701,569
5,000	Maezawa Kasei Industries Co. Ltd.	48,608
5,000	Maezawa Kyuso Industries Co. Ltd.	66,652
78,000	Makino Milling Machine Co. Ltd.	495,577
6,000	Mandom Corp.	178,402
4,900	Mars Engineering Corp.	101,649
11,900	Marubun Corp.	57,909
95,000	Marudai Food Co. Ltd.	314,779
14,000	Maruei Department Store Co. Ltd.(b)	16,228
13,000	Maruetsu, Inc. (The)	41,938
4,000	Marufuji Sheet Piling Co. Ltd.	10,367
30,910	Maruha Nichiro Holdings, Inc.	53,745
170,900	Marui Group Co. Ltd.	1,388,580
20,200	Maruichi Steel Tube Ltd.	449,306
22,900	Marusan Securities Co. Ltd.	164,779
2,900	Maruwa Co. Ltd.	89,050
24,000	Maruyama Manufacturing Co., Inc.	48,816
900	Maruzen CHI Holdings Co. Ltd.(b)	3,297
25,000	Maruzen Showa Unyu Co. Ltd.	72,448
6,500	Matsuda Sangyo Co. Ltd.	82,596
7,000	Matsui Securities Co. Ltd.	64,454
22,000	Matsumotokiyoshi Holdings Co. Ltd.	534,092
2,700	Matsuya Foods Co. Ltd.	48,629
12,000	Max Co. Ltd.	143,299
3,700	Maxvalu Tokai Co. Ltd.	57,010
2,400	MEC Co. Ltd.	8,398
83,500	Medipal Holdings Corp.	1,057,390
700	Megachips Corp.	11,980
7,850	Megane Top Co. Ltd.	98,291
19,000	Megmilk Snow Brand Co. Ltd.	327,661
65,000	Meidensha Corp.	205,424
3,000	Meiko Electronics Co. Ltd.	21,784
6,700	Meiko Network Japan Co. Ltd.	74,294
10,700	Meitec Corp.	273,453
200	Meito Transportation Co. Ltd.	1,376
20,900	Meiwa Corp.	103,763
10,100	Meiwa Estate Co. Ltd.	54,783
4,500	Melco Holdings, Inc.	78,293
37,000	Michinoku Bank Ltd. (The)	77,686
33,000	Mie Bank Ltd. (The)	73,618
13,700	Mikuni Coca-Cola Bottling Co. Ltd.	141,277
2,448	Milbon Co. Ltd.	78,972

Shares		Value
JAPAN (continued)
6,300	Mimasu Semiconductor Industry Co. Ltd.	$51,670
72,000	Minato Bank Ltd. (The)	125,977
35,000	Minebea Co. Ltd.	118,268
12,600	Ministop Co. Ltd.	210,540
182,700	Miraca Holdings, Inc.	7,622,073
12,340	Mirait Holdings Corp.	102,558
8,500	Misawa Homes Co. Ltd.	118,328
23,300	MISUMI Group, Inc.	612,280
4,800	Mitani Corp.	70,757
8,000	Mito Securities Co. Ltd.	27,120
21,000	Mitsuba Corp.	133,654
21,000	Mitsubishi Gas Chemical Co., Inc.	140,314
13,000	Mitsubishi Kakoki Kaisha Ltd.	24,594
22,000	Mitsubishi Logistics Corp.	330,078
51,000	Mitsubishi Paper Mills Ltd.(b)	50,194
10,600	Mitsubishi Pencil Co. Ltd.	181,526
3,400	Mitsubishi Shokuhin Co. Ltd.	97,971
41,000	Mitsubishi Steel Manufacturing Co. Ltd.	80,256
14,000	Mitsuboshi Belting Co. Ltd.	75,171
112,000	Mitsui Chemicals, Inc.	265,777
142,000	Mitsui Engineering & Shipbuilding Co. Ltd.	225,163
5,300	Mitsui High-Tec, Inc.	38,774
14,000	Mitsui Home Co. Ltd.	80,835
511	Mitsui Knowledge Industry Co. Ltd.	85,441
19,000	Mitsui Matsushima Co. Ltd.	51,736
246,000	Mitsui Mining & Smelting Co. Ltd.	626,803
66,000	Mitsui Sugar Co. Ltd.	208,584
29,000	Mitsui-Soko Co. Ltd.	126,218
38,800	Mitsumi Electric Co. Ltd.(b)	207,482
10,500	Mitsuuroko Holdings Co. Ltd.	56,608
147,600	Miura Co. Ltd.(d)	3,854,435
7,100	Miyachi Corp.	51,399
38,000	Miyaji Engineering Group, Inc.(b)	72,721
33,000	Miyazaki Bank Ltd. (The)	84,444
26,000	Miyoshi Oil & Fat Co. Ltd.	54,022
62,000	Mizuno Corp.	283,405
19,000	Mochida Pharmaceutical Co. Ltd.	243,305
2,200	Modec, Inc.	50,089
274	Monex Group, Inc.	80,182
45,600	Mori Seiki Co. Ltd.	428,848
16,000	Morinaga & Co. Ltd.	33,944
145,000	Morinaga Milk Industry Co. Ltd.	466,182
14,000	Morita Holdings Corp.	124,009
22,000	Mory Industries, Inc.	63,995
9,300	MOS Food Services, Inc.	174,111
14,500	Moshi Moshi Hotline, Inc.	211,685
11,900	Mr Max Corp.	42,423
2,000	Murakami Corp.	27,011
41

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares			Value
JAPAN (continued)
9,000	Musashi Seimitsu Industry Co. Ltd.		$183,258
21,800	Musashino Bank Ltd. (The)		746,175
26,000	Mutoh Holdings Co. Ltd.		67,953
100	NAC Co. Ltd.		2,682
57,000	Nachi-Fujikoshi Corp.		231,254
5,500	Nagaileben Co. Ltd.		70,851
18,000	Nagano Bank Ltd. (The)		32,479
1,000	Nagano Keiki Co. Ltd.		7,447
91,400	Nagase & Co. Ltd.		996,509
7,000	Nagatanien Co. Ltd.		68,052
51,000	Nagoya Railroad Co. Ltd.		138,870
22,000	Nakabayashi Co. Ltd.		46,432
13,000	Nakamuraya Co. Ltd.		58,997
27,000	Nakayama Steel Works Ltd.(b)		18,897
3,200	Namura Shipbuilding Co. Ltd.		13,438
31,000	Nankai Electric Railway Co. Ltd.		135,601
85,000	Nanto Bank Ltd. (The)		372,738
3,600	Natori Co. Ltd.		34,880
16,000	NDS Co. Ltd.		47,591
9,600	NEC Capital Solutions Ltd.		144,874
7,400	NEC Fielding Ltd.		88,692
4,200	NEC Mobiling Ltd.		191,525
19,700	NEC Networks & System Integration Corp.		370,324
31,800	NET One Systems Co. Ltd.		305,325
27,200	Neturen Co. Ltd.		183,525
20,000	NGK Spark Plug Co. Ltd.		253,704
63,700	NHK Spring Co. Ltd.		557,971
26,000	Nice Holdings, Inc.		68,806
11,000	Nichia Steel Works Ltd.		28,028
38,000	Nichias Corp.		206,944
17,000	Nichiban Co. Ltd.		52,239
32,700	Nichicon Corp.		268,909
3,500	Nichiden Corp.		81,907
16,000	Nichiha Corp.		231,658
19,100	Nichii Gakkan Co.		164,380
22,000	Nichimo Co. Ltd.		49,560
125,000	Nichirei Corp.		620,592
18,000	Nichireki Co. Ltd.		102,357
900	Nidec Copal Corp.		6,387
5,600	Nidec-Tosok Corp.		42,255
466,300	Nifco, Inc.(d)		9,688,556
78	NIFTY Corp.		129,225
808	Nihon Chouzai Co. Ltd.		21,012
2,100	Nihon Dempa Kogyo Co. Ltd.		26,846
5,000	Nihon Eslead Corp.		52,928
12,300	Nihon Kohden Corp.		391,012
3,000	Nihon M&A Center, Inc.		105,965
27,000	Nihon Nohyaku Co. Ltd.		157,373
24,000	Nihon Parkerizing Co. Ltd.		396,304
2,800	Nihon Plast Co. Ltd.		15,800
1,000	Nihon Shokuhin Kako Co. Ltd.	.	3,860
1,100	Nihon Tokushu Toryo Co. Ltd.	.	4,667
2,050	Nihon Trim Co. Ltd.		63,398

Shares		Value
JAPAN (continued)
10,000	Nihon Unisys Ltd.	$81,579
49,000	Nihon Yamamura Glass Co. Ltd.	97,523
29,000	Nikkiso Co. Ltd.	315,228
6,000	Nikko Co. Ltd.	25,064
55,000	Nippo Corp.	738,586
43,000	Nippon Beet Sugar Manufacturing Co. Ltd.	82,290
47,000	Nippon Carbon Co. Ltd.	90,459
8,100	Nippon Ceramic Co. Ltd.	120,909
31,000	Nippon Chemical Industrial Co. Ltd.(b)	46,104
70,000	Nippon Chemi-Con Corp.(b)	149,270
3,000	Nippon Chemiphar Co. Ltd.	19,815
115,000	Nippon Coke & Engineering Co. Ltd.	171,032
18,000	Nippon Concrete Industries Co. Ltd.	63,382
26,000	Nippon Conveyor Co. Ltd.	23,883
42,000	Nippon Denko Co. Ltd.	122,172
26,000	Nippon Densetsu Kogyo Co. Ltd.	266,127
59,000	Nippon Electric Glass Co. Ltd.	283,886
400	Nippon Felt Co. Ltd.	1,842
600	Nippon Filcon Co. Ltd.	2,467
9,700	Nippon Fine Chemical Co. Ltd.(d)	60,993
38,000	Nippon Flour Mills Co. Ltd.	159,987
26,000	Nippon Formula Feed Manufacturing Co. Ltd.	33,266
9,200	Nippon Gas Co. Ltd.	114,692
11,000	Nippon Hume Corp.	60,145
3,100	Nippon Jogesuido Sekkei Co. Ltd.	42,036
3,400	Nippon Kanzai Co. Ltd.	59,378
60,000	Nippon Kayaku Co. Ltd.	677,784
44,000	Nippon Kinzoku Co. Ltd.(b)	63,032
56,000	Nippon Koei Co. Ltd.	211,887
17,200	Nippon Konpo Unyu Soko Co. Ltd.	238,500
25,000	Nippon Koshuha Steel Co. Ltd.	27,612
432,900	Nippon Light Metal Holdings Co. Ltd.(b)	497,069
66,000	Nippon Paint Co. Ltd.	593,275
39,400	Nippon Paper Group, Inc.	559,687
6	Nippon Parking Development Co. Ltd.	403
16,000	Nippon Pillar Packing Co. Ltd.	121,428
46,000	Nippon Piston Ring Co. Ltd.	97,086
54,000	Nippon Road Co. Ltd. (The)	241,522
19,000	Nippon Seiki Co. Ltd.	225,852
4,000	Nippon Seiro Co. Ltd.	10,323
10,000	Nippon Seisen Co. Ltd.	35,869
28,000	Nippon Sharyo Ltd.	104,106
42,000	Nippon Sheet Glass Co. Ltd.	49,144
35,000	Nippon Shinyaku Co. Ltd.	439,390
64,000	Nippon Shokubai Co. Ltd.	618,689
42

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
JAPAN (continued)
23,500	Nippon Signal Co. Ltd. (The)	$162,929
74,000	Nippon Soda Co. Ltd.	335,830
28,000	Nippon Steel Trading Co. Ltd.	75,936
53,800	Nippon Suisan Kaisha Ltd.	107,076
35,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	256,438
26,000	Nippon Thompson Co. Ltd.	102,357
3,000	Nippon Tungsten Co. Ltd.	5,052
21,000	Nippon Valqua Industries Ltd.	52,819
18,000	Nippon Yusoki Co. Ltd.	89,759
32,500	Nipro Corp.	239,898
1,000	Nishikawa Rubber Co. Ltd.	11,887
97,000	Nishimatsu Construction Co. Ltd.	181,388
6,400	Nishimatsuya Chain Co. Ltd.	51,861
327,000	Nishi-Nippon City Bank Ltd. (The)	847,493
73,000	Nishi-Nippon Railroad Co. Ltd.	295,369
18,300	Nissan Chemical Industries Ltd.	221,133
74,000	Nissan Shatai Co. Ltd.	921,713
30,000	Nissan Tokyo Sales Holdings Co. Ltd.(b)	110,558
2,300	Nissei Corp.	20,046
1,500	Nissei Plastic Industrial Co. Ltd.	6,643
9,800	Nissen Holdings Co. Ltd.	35,580
4,100	Nissha Printing Co. Ltd.(b)	65,998
8,000	Nisshin Fudosan Co. Ltd.	51,616
34,000	Nisshin Oillio Group Ltd. (The)	124,184
22,924	Nisshin Steel Holdings Co. Ltd.(b)	171,720
40,000	Nisshinbo Holdings, Inc.	304,008
34,000	Nissin Corp.	83,657
22,000	Nissin Electric Co. Ltd.	109,946
18,300	Nissin Kogyo Co. Ltd.	274,365
2,600	Nissin Sugar Holdings Co. Ltd.(b)	53,453
6,500	Nissui Pharmaceutical Co. Ltd.	69,162
12,300	Nitta Corp.	210,773
8,600	Nittan Valve Co. Ltd.	29,530
27,000	Nittetsu Mining Co. Ltd.	120,466
125,000	Nitto Boseki Co. Ltd.	512,603
17,600	Nitto Kogyo Corp.	239,042
4,800	Nitto Kohki Co. Ltd.	96,740
9,000	Nitto Seiko Co. Ltd.	28,050
7,400	Noevir Holdings Co. Ltd.	112,321
109,000	NOF Corp.	501,821
12,000	Nohmi Bosai Ltd.	84,772
17,000	Nomura Co. Ltd.	75,105
42,000	Noritake Co. Ltd.	107,934
8,700	Noritsu Koki Co. Ltd.	37,865
13,800	Noritz Corp.	247,493
62,900	North Pacific Bank Ltd.(b)	200,851
7,700	NS Solutions Corp.	154,261
26,000	NS United Kaiun Kaisha Ltd.(b)	40,943
3,100	NSD Co. Ltd.	28,713
197,000	NTN Corp.	566,581

Shares		Value
JAPAN (continued)
4,500	Obara Group, Inc.	$52,359
21,000	Obayashi Road Corp.	76,472
2,000	OBIC Business Consultants Ltd.	110,886
960	Obic Co. Ltd.	205,448
32,000	Oenon Holdings, Inc.	79,436
82,000	Ogaki Kyoritsu Bank Ltd. (The)	268,117
4,300	Ohara, Inc.	32,869
900	Ohashi Technica, Inc.	6,486
14,038	Oiles Corp.	285,841
45,000	Oita Bank Ltd. (The)	164,361
33,100	Okabe Co. Ltd.	243,603
26,000	Okamoto Industries, Inc.	87,856
9,000	Okamoto Machine Tool Works Ltd.(b)	11,023
35,000	Okamura Corp.	243,425
21,000	Okasan Securities Group, Inc.	131,587
3,160	Okinawa Electric Power Co., Inc. (The)	103,669
54,000	OKK Corp.(b)	78,539
62,000	OKUMA Corp.	467,822
77,000	Okumura Corp.	303,133
26,000	Okura Industrial Co. Ltd.	86,719
14,000	Okuwa Co. Ltd.	162,743
6,700	Onoken Co. Ltd.	62,058
111,000	Onward Holdings Co. Ltd.	838,766
1,800	Optex Co. Ltd.	20,255
23,000	Organo Corp.	125,256
17,000	Origin Electric Co. Ltd.	72,503
2,700	Osaka Organic Chemical Industry Ltd.	11,397
9,500	Osaka Steel Co. Ltd.	163,623
6,500	OSAKA Titanium Technologies Co.	144,863
10,000	Osaki Electric Co. Ltd.	52,381
25,100	OSG Corp.	325,536
5,300	Otsuka Corp.	434,108
2,500	Otsuka Kagu Ltd.	21,707
3,000	Oyo Corp.	35,169
37,000	Pacific Industrial Co. Ltd.	190,978
39,000	Pacific Metals Co. Ltd.	203,007
2,450	Pack Corp. (The)	40,161
2,000	Pal Co. Ltd.	87,812
7,650	Paltac Corp.	95,369
57,000	PanaHome Corp.	363,399
10,500	Panasonic Industrial Devices SUNX Co. Ltd.	45,011
1,000	Panasonic Information Systems Co. Ltd.	22,177
2,800	Paramount Bed Holdings Co. Ltd.	88,735
4,300	Parco Co. Ltd.	44,625
10,100	Paris Miki Holdings, Inc.	52,795
17,500	Park24 Co. Ltd.	315,955
10,000	Pasco Corp.	31,932
14	Pasona Group, Inc.	7,050
43

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
JAPAN (continued)
46,000	Penta-Ocean Construction Co. Ltd.	$116,201
2,700	PIA Corp.	39,447
5,700	Pigeon Corp.	311,039
66	Pilot Corp.	166,434
4,800	Piolax, Inc.	115,269
78,700	Pioneer Corp.(b)	196,223
10,200	Plenus Co. Ltd.	168,318
2,100	Pola Orbis Holdings, Inc.	63,911
44,000	Press Kogyo Co. Ltd.	193,428
900	Pressance Corp.	28,000
47,000	Prima Meat Packers Ltd.	89,945
6,800	Pronexus, Inc.	38,519
42,100	Raito Kogyo Co. Ltd.	214,540
14,000	Rasa Industries Ltd.(b)	22,046
22,400	Renesas Electronics Corp.(b)	67,608
85,840	Rengo Co. Ltd.	436,498
23,200	Renown, Inc.(b)	36,533
13,100	Resorttrust, Inc.	284,505
3,000	Rheon Automatic Machinery Co. Ltd.	6,889
11,000	Rhythm Watch Co. Ltd.	20,931
6,800	Ricoh Leasing Co. Ltd.	186,648
4,500	Right On Co. Ltd.	35,579
31,000	Riken Corp.	115,261
11,400	Riken Keiki Co. Ltd.	70,062
7,000	Riken Technos Corp.	19,750
2,600	Riken Vitamin Co. Ltd.	61,670
4,700	Ringer Hut Co. Ltd.	60,289
16,800	Riso Kagaku Corp.	332,528
698	Riso Kyoiku Co. Ltd.	55,339
4,500	Rock Field Co. Ltd.	75,734
32,000	Rohto Pharmaceutical Co. Ltd.	398,578
3,000	Roland DG Corp.	39,926
55,600	Round One Corp.	322,856
8,600	Royal Holdings Co. Ltd.	101,005
33,000	Ryobi Ltd.	83,001
16,000	Ryoden Trading Co. Ltd.	101,132
7,600	Ryohin Keikaku Co. Ltd.	431,341
13,800	Ryosan Co. Ltd.	268,470
8,400	Ryoyo Electro Corp.	76,426
3,500	S Foods, Inc.	34,332
2,000	Sagami Chain Co. Ltd.(b)	16,031
69,000	Saibu Gas Co. Ltd.	165,247
10,000	Saizeriya Co. Ltd.	132,648
41,000	Sakai Chemical Industry Co. Ltd.	121,505
18,000	Sakai Heavy Industries Ltd.	60,036
39,000	Sakai Ovex Co. Ltd.	59,708
18,000	Sakata INX Corp.	93,105
17,300	Sakata Seed Corp.	207,914
4,500	Sala Corp.	24,260
3,500	San-A Co. Ltd.	142,572
50,000	San-Ai Oil Co. Ltd.	217,070
15,000	Sanden Corp.	61,348
22,575	Sangetsu Co. Ltd.	567,060

Shares		Value
JAPAN (continued)
69,000	San-In Godo Bank Ltd. (The)	$547,050
15,700	Sanix, Inc.(b)	59,576
44,000	Sanken Electric Co. Ltd.	175,625
17,000	Sanki Engineering Co. Ltd.	91,279
50	Sanko Marketing Foods Co. Ltd.	50,741
14,000	Sanko Metal Industrial Co. Ltd.	37,509
23,200	Sankyo Seiko Co. Ltd.	81,185
5,600	Sankyo Tateyama, Inc.(b)	117,456
120,000	Sankyu, Inc.	473,727
20,600	Sanoh Industrial Co. Ltd.	139,669
15,400	Sanshin Electronics Co. Ltd.	104,412
68,000	Sanwa Holdings Corp.	324,217
21,000	Sanyo Chemical Industries Ltd.	118,038
13,000	Sanyo Denki Co. Ltd.	69,091
54	Sanyo Housing Nagoya Co. Ltd.	68,795
18,000	Sanyo Shokai Ltd.	49,210
78,000	Sanyo Special Steel Co. Ltd.	249,921
69,000	Sapporo Holdings Ltd.	229,384
27,000	Sasebo Heavy Industries Co. Ltd.	31,593
26,000	Sata Construction Co. Ltd.(b)	25,305
4,900	SATO Holdings Corp.	78,233
6,300	Sato Shoji Corp.	41,681
4,200	Satori Electric Co. Ltd.	20,530
4,000	Sawada Holdings Co. Ltd.(b)	27,339
4,500	Sawai Pharmaceutical Co. Ltd.	462,081
7,000	SAXA Holdings, Inc.	13,626
94,280	SBI Holdings, Inc.	780,469
5,200	Scroll Corp.	15,524
21,797	SCSK Corp.	408,314
1,600	Secom Joshinetsu Co. Ltd.(d)	41,992
4,000	Seibu Electric Industry Co. Ltd.	17,628
37,000	Seika Corp.	103,985
3,500	Seikagaku Corp.	38,351
31,000	Seiko Epson Corp.	312,559
29,000	Seiko Holdings Corp.(b)	92,285
100	Seiko PMC Corp.	348
93,000	Seino Holdings Corp.	633,594
18,700	Seiren Co. Ltd.	115,948
32,000	Sekisui Jushi Corp.	378,632
35,000	Sekisui Plastics Co. Ltd.	84,969
30,000	Senko Co. Ltd.	139,756
2,000	Senshu Electric Co. Ltd.	22,680
20,720	Senshu Ikeda Holdings, Inc.	116,011
9,000	Senshukai Co. Ltd.	54,918
377,000	Sharp Corp.	1,282,159
30,000	Shibaura Mechatronics Corp.(b)	68,238
25,000	Shibusawa Warehouse Co. Ltd. (The)	85,844
9,400	Shibuya Kogyo Co. Ltd.(d)	90,664
80,000	Shiga Bank Ltd. (The)	463,667
59,000	Shikibo Ltd.	73,552
55,000	Shikoku Bank Ltd. (The)	143,146
25,000	Shikoku Chemicals Corp.	169,501

44

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
JAPAN (continued)
14,700	Shikoku Electric Power Co., Inc.	$180,043
4,600	Shima Seiki Manufacturing Ltd.	90,798
32,149	Shimachu Co. Ltd.	680,984
74,000	Shimadzu Corp.	495,249
100	Shimane Bank Ltd. (The)	1,334
3,000	Shimizu Bank Ltd. (The)	89,267
1,000	Shimizu Corp.	3,237
2,500	Shimojima Co. Ltd.	27,065
4,000	Shin Nippon Air Technologies Co. Ltd.	22,965
47,000	Shinagawa Refractories Co. Ltd.	108,962
32,000	Shindengen Electric Manufacturing Co. Ltd.	93,433
16,600	Shin-Etsu Polymer Co. Ltd.	63,899
9,000	Shin-Keisei Electric Railway Co. Ltd.	36,120
28,300	Shinko Electric Industries Co. Ltd.	215,705
12,100	Shinko Plantech Co. Ltd.	98,975
13,300	Shinko Shoji Co. Ltd.	119,554
7,000	Shinko Wire Co. Ltd.	12,171
41,000	Shinmaywa Industries Ltd.	272,601
31,500	Shinnihon Corp.	85,084
30,000	Shinsho Corp.	61,676
900	Shinwa Co. Ltd. Nagoya	10,826
10,500	Ship Healthcare Holdings, Inc.	300,722
34,000	Shiroki Corp.	89,234
3,000	Shizuki Electric Co., Inc.	10,301
32,500	Shizuoka Gas Co. Ltd.	226,393
6,700	SHO-BOND Holdings Co. Ltd.	247,280
6,500	Shobunsha Publications, Inc.	41,938
26,000	Shochiku Co. Ltd.	289,157
500	Shoei Foods Corp.	3,406
500	Shofu, Inc.	4,445
34,000	Shoko Co. Ltd.	51,681
2,000	Showa Aircraft Industry Co. Ltd.	18,372
25,600	Showa Corp.	274,911
363,600	Showa Denko KK	556,662
32,000	Showa Sangyo Co. Ltd.	103,931
48,100	Showa Shell Sekiyu KK	278,780
11,600	Siix Corp.	133,702
15,000	Sinanen Co. Ltd.	62,004
28,000	Sinfonia Technology Co. Ltd.	52,053
41,100	Sintokogio Ltd.	300,682
1,222	SKY Perfect JSAT Holdings, Inc.	573,950
27,000	SMK Corp.	81,196
13,500	SNT Corp.	59,495
21,400	Sodick Co. Ltd.	109,990
6,100	Soft99 Corp.	38,356
15,730	Softbank Corp.	560,772
2,200	Sogo Medical Co. Ltd.	72,415
49,188	Sohgo Security Services Co. Ltd.	651,393
820,800	Sojitz Corp.	1,229,697

Shares		Value
JAPAN (continued)
22,000	Sotetsu Holdings, Inc.	$73,618
1,900	Space Co. Ltd.	13,879
400	SPK Corp.	6,854
13,100	Square Enix Holdings Co. Ltd.	162,595
2,700	SRA Holdings, Inc.	29,467
10,000	Stanley Electric Co. Ltd.	163,486
19,100	Star Micronics Co. Ltd.	189,235
2,800	Start Today Co. Ltd.	26,945
26,000	Starzen Co. Ltd.	73,640
2,300	Stella Chemifa Corp.	48,593
2,500	Studio Alice Co. Ltd.	35,623
8,000	Sugi Holdings Co. Ltd.	274,701
3,800	Sugimoto & Co. Ltd.	33,452
8,100	Sumco Corp.(b)	84,060
4,800	Sumida Corp.	27,872
81,000	Sumikin Bussan Corp.	257,761
22,000	Suminoe Textile Co. Ltd.	52,447
84,000	Sumitomo Bakelite Co. Ltd.	335,284
13,200	Sumitomo Densetsu Co. Ltd.	142,906
35,900	Sumitomo Forestry Co. Ltd.	351,364
110,000	Sumitomo Heavy Industries Ltd.	485,975
40,000	Sumitomo Light Metal Industries Ltd.	39,368
11,200	Sumitomo Mitsui Construction Co. Ltd.(b)	12,003
246,000	Sumitomo Osaka Cement Co. Ltd.	823,183
13,900	Sumitomo Pipe & Tube Co. Ltd.	114,611
14,000	Sumitomo Precision Products Co. Ltd.	63,229
3,140	Sumitomo Real Estate Sales Co. Ltd.	155,206
38,000	Sumitomo Seika Chemicals Co. Ltd.	136,301
61,000	Sumitomo Warehouse Co. Ltd. (The)	306,851
2,000	Suncall Corp.	10,104
12,700	Sundrug Co. Ltd.	477,752
3,600	Sun-Wa Technos Corp.	24,723
23,000	Suzuken Co. Ltd.	704,751
80,000	SWCC Showa Holdings Co. Ltd.	73,487
62,000	SxL Corp.(b)	113,227
54	Systena Corp.	47,655
700	T&K Toka Co. Ltd.	11,804
1,900	T. Hasegawa Co. Ltd.	22,918
42,000	T. RAD Co. Ltd.	107,934
6,000	Tachibana Eletech Co. Ltd.	52,884
11,900	Tachi-S Co. Ltd.	209,124
69	Tact Home Co. Ltd.	103,751
68,000	Tadano Ltd.	603,073
10,000	Taihei Dengyo Kaisha Ltd.	58,068
46,000	Taihei Kogyo Co. Ltd.	184,614
37,000	Taiheiyo Kouhatsu, Inc.	39,248
9,600	Taiho Kogyo Co. Ltd.	115,479
16,700	Taikisha Ltd.	336,575
45

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
JAPAN (continued)
15,000	Taiko Bank Ltd. (The)	$38,220
900	Taisei Lamick Co., Ltd.	24,398
147,300	Taiyo Holdings Co. Ltd.(d)	4,133,324
59,000	Taiyo Nippon Sanso Corp.	394,860
38,800	Taiyo Yuden Co. Ltd.	349,198
1,600	Takachiho Koheki Co. Ltd.	15,782
4,000	Takagi Securities Co. Ltd.(b)	8,748
7,100	Takamatsu Construction Group Co. Ltd.	106,137
4,000	Takano Co. Ltd.	19,072
1,365	Takaoka Toko Holdings Co. Ltd.(b)	22,943
65,000	Takara Holdings, Inc.	543,769
2,000	Takara Leben Co. Ltd.	23,293
4,400	Takara Printing Co. Ltd.	30,073
65,000	Takara Standard Co. Ltd.	460,605
21,000	Takasago International Corp.	105,867
30,400	Takasago Thermal Engineering Co. Ltd.	235,035
26,000	Takashima & Co. Ltd.	83,023
128,000	Takashimaya Co. Ltd.	942,031
13,800	Takata Corp.	278,430
88	Take And Give Needs Co. Ltd.	9,181
12,000	Takihyo Co. Ltd.	60,627
15,000	Takiron Co. Ltd.	57,740
33,000	Takisawa Machine Tool Co. Ltd.	44,748
18,000	Takuma Co. Ltd.	111,214
5,900	Tamron Co. Ltd.	166,267
34,000	Tamura Corp.	75,477
1,000	Tanseisha Co. Ltd.	3,849
29,000	Tatsuta Electric Wire and Cable Co. Ltd.	244,190
20,000	Tayca Corp.	61,020
19,000	TBK Co. Ltd.	107,835
2	Techno Medica Co. Ltd.	11,548
1,200	Techno Ryowa Ltd.	5,485
13,400	Tecmo Koei Holdings Co. Ltd.	108,437
179,000	Teijin Ltd.	411,067
1,200	Teikoku Electric Manufacturing Co. Ltd.	23,214
7,000	Teikoku Sen-I Co. Ltd.	50,216
5,000	Teikoku Tsushin Kogyo Co. Ltd.	9,350
98,000	Tekken Corp.	152,179
5,300	Temp Holdings Co. Ltd.	66,594
11,600	T-Gaia Corp.	114,294
23,500	THK Co. Ltd.	408,092
1,000	Tigers Polymer Corp.	3,423
5,000	Titan Kogyo KK	12,576
11,000	TKC Corp.	195,232
156,000	Toa Corp.	242,244
58,000	Toa Oil Co. Ltd.	62,792
35,000	Toa Road Corp.	117,502
90,500	Toagosei Co. Ltd.	373,104
10,100	Tobishima Corp.(b)	12,591

Shares		Value
JAPAN (continued)
15,000	Tobu Store Co. Ltd.	$46,913
54,100	TOC Co. Ltd.	352,009
3,800	Tocalo Co. Ltd.	58,634
39,000	Tochigi Bank Ltd. (The)	145,005
127,000	Toda Corp.	348,592
15,000	Toda Kogyo Corp.	59,872
1,400	Toei Animation Co. Ltd.	36,590
17,000	Toei Co. Ltd.	91,465
25,000	Toenec Corp.	132,047
21,000	Toho Bank Ltd. (The)	66,597
8,000	Toho Co. Ltd.	28,432
3,300	Toho Holdings Co. Ltd.	63,802
14,600	Toho Real Estate Co. Ltd.	117,988
90,000	Toho Zinc Co. Ltd.	388,758
45,000	Tohoku Bank Ltd. (The)	74,799
500	Tohokushinsha Film Corp.	3,899
14,000	Tohto Suisan Co. Ltd.	23,118
106,000	Tokai Carbon Co. Ltd.	418,459
15,600	TOKAI Holdings Corp.	50,667
22,000	Tokai Lease Co. Ltd.	46,432
26,700	Tokai Rika Co. Ltd.	436,800
28,500	Tokai Rubber Industries, Inc.	293,898
88,000	Tokai Tokyo Financial Holdings, Inc.	440,746
1,890	Token Corp.	105,408
33,840	Tokushu Tokai Paper Co. Ltd.	81,043
37,000	Tokuyama Corp.	73,640
14,600	Tokyo Broadcasting System Holdings, Inc.	170,196
24	Tokyo Electron Device Ltd.	39,394
5,000	Tokyo Energy & Systems, Inc.	26,245
40,000	Tokyo Keiki, Inc.	85,297
39,800	Tokyo Ohka Kogyo Co. Ltd.	773,411
7,000	Tokyo Rakutenchi Co. Ltd.	28,246
107,000	Tokyo Rope Manufacturing Co. Ltd.	153,283
1,000	Tokyo Sangyo Co. Ltd.	3,138
14,700	Tokyo Seimitsu Co. Ltd.	252,060
44,500	Tokyo Steel Manufacturing Co. Ltd.	232,610
70,000	Tokyo Tatemono Co. Ltd.	327,629
32,000	Tokyo Tekko Co. Ltd.	136,126
19,000	Tokyo Theaters Co., Inc.	29,089
11,500	Tokyo Tomin Bank Ltd. (The)	116,327
31,000	Tokyotokeiba Co. Ltd.	74,919
2,300	Tokyu Community Corp.	91,930
31,960	Tokyu Construction Co. Ltd.	81,084
5,000	Tokyu Livable, Inc.	79,228
27,000	Toli Corp.	65,252
15,000	Tomato Bank Ltd.	29,690
4,000	Tomen Devices Corp.(d)	80,267
7,900	Tomen Electronics Corp.	100,472
18,100	Tomoe Corp.	72,246
3,300	Tomoe Engineering Co. Ltd.	62,972
4,000	Tomoegawa Co. Ltd.	7,524
49,000	Tomoku Co. Ltd.	143,070
46

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
JAPAN (continued)
25,400	TOMONY Holdings, Inc.	$110,272
20,000	Tonami Holdings Co. Ltd.	40,680
12,300	Topcon Corp.	100,477
6,700	Toppan Forms Co. Ltd.	62,571
29,000	Topre Corp.	280,978
121,000	Topy Industries Ltd.	284,488
1,000	Toridoll.corp.	12,368
8,800	Torigoe Co. Ltd. (The)	60,049
5,300	Torii Pharmaceutical Co. Ltd.	130,928
8,700	Torishima Pump Manufacturing Co. Ltd.	75,826
121	Tosei Corp.	94,741
67,000	Toshiba Machine Co. Ltd.	306,261
17,000	Toshiba Plant Systems & Services Corp.	237,400
106,000	Toshiba TEC Corp.	612,040
16,000	Tosho Printing Co. Ltd.	25,895
225,000	Tosoh Corp.	541,309
24,000	Totetsu Kogyo Co. Ltd.	343,551
21,000	Tottori Bank Ltd. (The)	42,714
3,700	Touei Housing Corp.	52,802
113,000	Towa Bank Ltd. (The)	127,279
1,900	Towa Corp.	12,674
2,800	Towa Pharmaceutical Co. Ltd.	149,576
1,500	Toyo Construction Co. Ltd.	4,987
8,200	Toyo Corp.	95,948
90,000	Toyo Engineering Corp.	417,300
152,000	Toyo Ink SC Holdings Co. Ltd.	666,543
21,000	Toyo Kanetsu KK	45,240
17,000	Toyo Kohan Co. Ltd.	60,047
16,000	Toyo Securities Co. Ltd.	43,567
37,300	Toyo Seikan Kaisha Ltd.	476,014
2,800	Toyo Tanso Co. Ltd.	67,822
111,000	Toyo Tire & Rubber Co. Ltd.	382,361
20,000	Toyo Wharf & Warehouse Co. Ltd.	33,244
93,000	Toyobo Co. Ltd.	148,483
10,100	Toyoda Gosei Co. Ltd.	223,769
14,700	Toyota Boshoku Corp.	192,260
9,200	TPR Co. Ltd.	118,213
1,200	Trancom Co. Ltd.	32,544
12,300	Transcosmos, Inc.	152,397
5,100	Trusco Nakayama Corp.	94,644
7,300	TS Tech Co. Ltd.	140,899
17,400	TSI Holdings Co. Ltd.	92,666
67,000	Tsubakimoto Chain Co.	356,083
6,000	Tsubakimoto Kogyo Co. Ltd.	16,469
47,000	Tsudakoma Corp.(b)	95,084
34,000	Tsugami Corp.	208,956
18,000	Tsukishima Kikai Co. Ltd.	161,802
38,033	Tsukuba Bank Ltd.	140,578
19,300	Tsumura & Co.	635,278
5,300	Tsuruha Holdings, Inc.	443,961
7,000	Tsurumi Manufacturing Co. Ltd.	56,263
2,400	Tsutsumi Jewelry Co. Ltd.	58,973
7,000	TTK Co. Ltd.	32,533

Shares		Value
JAPAN (continued)
8,100	TV Asahi Corp.	$124,806
200	TV Tokyo Holdings Corp.	2,172
149,000	Ube Industries Ltd.	309,585
15,000	Ube Material Industries Ltd.	37,071
23,000	Uchida Yoko Co. Ltd.	64,388
14,000	Ueki Corp.	29,854
1,900	UKC Holdings Corp.	39,581
14,900	Ulvac, Inc.(b)	132,307
36,000	Uniden Corp.	89,759
400	Union Tool Co.	7,646
8,300	Unipres Corp.	183,436
7,300	United Arrows Ltd.	176,742
166,700	UNY Co. Ltd.	1,235,963
7,680	Usen Corp.(b)	13,522
14,100	U-Shin Ltd.	108,396
341,300	Ushio, Inc.	3,687,511
8,800	Utoc Corp.	25,887
16,200	Valor Co. Ltd.	258,824
22,600	Vital KSK Holdings, Inc.	218,474
5,400	VT Holdings Co. Ltd.	52,556
27,000	Wacoal Holdings Corp.	281,973
5	Wacom Co. Ltd.	16,299
33,000	Wakachiku Construction Co. Ltd.(b)	39,335
2,000	Wakita & Co. Ltd.	17,716
4,900	Warabeya Nichiyo Co. Ltd.	80,644
1,700	Watabe Wedding Corp.	13,181
6,300	WATAMI Co. Ltd.	118,773
3,000	Weathernews, Inc.	78,867
18,000	Wood One Co. Ltd.	59,642
20,700	Xebio Co. Ltd.	423,304
5,700	YAC Co. Ltd.	30,917
5,400	Yachiyo Bank Ltd. (The)	128,143
1,200	Yaizu Suisankagaku Industry Co. Ltd.	10,433
2,000	YAMABIKO Corp.	33,200
88,000	Yamagata Bank Ltd. (The)	393,592
157,000	Yamaguchi Financial Group, Inc.	1,512,570
124,300	Yamaha Corp.	1,315,790
38,000	Yamanashi Chuo Bank Ltd. (The)	154,169
70,000	Yamatane Corp.	121,713
5,700	Yamato Kogyo Co. Ltd.	163,124
24,000	Yamazaki Baking Co. Ltd.	268,752
100	Yamazawa Co. Ltd.	1,659
18,200	Yamazen Corp.	134,741
2,500	Yaoko Co. Ltd.	100,197
34,000	Yaskawa Electric Corp.	317,895
5,100	Yasuda Warehouse Co. Ltd. (The)	37,311
15,900	Yellow Hat Ltd.	239,600
57,000	Yodogawa Steel Works Ltd.	203,204
12,000	Yokogawa Bridge Holdings Corp.	115,086
22,300	Yokohama Reito Co. Ltd.	156,560
47

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
JAPAN (continued)
109,000	Yokohama Rubber Co. Ltd. (The)	$839,149
3,300	Yokowo Co. Ltd.	14,904
5,000	Yomeishu Seizo Co. Ltd.	44,125
8,000	Yomiuri Land Co. Ltd.	43,742
5,000	Yondenko Corp.	17,880
4,000	Yonekyu Corp.	41,424
3,200	Yonex Co. Ltd.	17,742
8,300	Yorozu Corp.	119,265
98	Yoshinoya Holdings Co. Ltd.	117,242
56,000	Yuasa Trading Co. Ltd.	109,618
27,000	Yuken Kogyo Co. Ltd.	47,832
3,000	Yukiguni Maitake Co. Ltd.	10,072
10,000	Yurtec Corp.	33,353
6,100	Yusen Logistics Co. Ltd.	59,636
2,740	Yushin Precision Equipment Co. Ltd.	52,076
4,200	Yushiro Chemical Industry Co. Ltd.	40,418
7,400	Zenrin Co. Ltd.	98,807
21,900	Zensho Holdings Co. Ltd.	251,463
72,000	Zeon Corp.	624,375
7,000	ZERIA Pharmaceutical Co. Ltd.	109,924
4,000	Zojirushi Corp.	12,948
10,700	Zuken, Inc.	65,292
		248,437,531
JERSEY CHANNEL ISLANDS — 0.0%
5,067	Atrium European Real Estate Ltd.	31,297
57,179	Centamin Plc(b)	51,283
55,236	Heritage Oil Plc(b)	174,507
2,029	Phoenix Group Holdings	20,595
		277,682
LIECHTENSTEIN — 0.0%
3,313	Liechtensteinische Landesbank AG	113,946
2,157	Verwaltungs- und Privat-Bank AG	163,544
		277,490
LUXEMBOURG — 0.0%
21,263	APERAM	308,484
10,130	Brait SE(b)	36,239
24,534	d’Amico International Shipping SA(b)	12,992
1,317	Eurofins Scientific	235,329
1,096	GAGFAH SA(b)	13,408
2,576	Oriflame Cosmetics SA - SDR	84,437
100,579	Regus Plc	188,550
		879,439
MALAYSIA — 0.7%
61,000	Aeon Co. (M) Berhad	248,555
8,520	Aeon Credit Service M Berhad	28,519
317,300	Affin Holdings Berhad	335,989

Shares		Value
MALAYSIA (continued)
608,300	AirAsia Berhad	$544,279
20,200	Alam Maritim Resources Berhad(b)	5,461
739,000	Alliance Financial Group Berhad	1,015,620
45,800	Amway (Malaysia) Holdings Berhad	162,740
99,800	Ann Joo Resources Berhad	41,757
901,700	APM Automotive Holdings Berhad(d)	1,631,012
2,176,700	Axis Real Estate Investment Trust(d)	2,178,802
32,700	Batu Kawan Berhad	193,864
95,933	Berjaya Assets Berhad	26,862
643,800	Berjaya Corp. Berhad	110,857
206,284	Berjaya Sports Toto Berhad	288,811
180,500	BIMB Holdings Berhad	175,446
312,900	Bintulu Port Holdings Berhad(d)	715,027
400	Boustead Heavy Industries Corp. Berhad	281
365,904	Boustead Holdings Berhad	569,995
41,100	Bursa Malaysia Berhad	87,571
20,000	Cahya Mata Sarawak Berhad	19,440
75,100	Carlsberg Brewery-Malaysia Berhad	287,154
49,030	CB Industrial Product Holding Berhad	41,818
14,300	Chemical Co. of Malaysia Berhad	3,958
2,200	Dayang Enterprise Holdings Berhad	1,791
4,603,552	Dialog Group Berhad	3,422,660
129,600	Dijaya Corp. Berhad	42,547
209,300	DRB-Hicom Berhad	173,126
475,000	Eastern & Oriental Berhad	233,907
220,175	ECM Libra Financial Group Berhad	61,652
5,990	Elk-Desa Resources Berhad(b)	2,448
116,100	Evergreen Fibreboard Berhad	22,420
20,800	Fraser & Neave Holdings Berhad	122,377
739,900	Gamuda Berhad	885,880
89,300	Genting Plantations Berhad	236,543
58,000	Glomac Berhad	15,961
85,200	Green Packet Berhad(b)	11,106
76,900	Guinness Anchor Berhad	400,959
15,900	Hai-O Enterprise Berhad	12,282
499,380	HAP Seng Consolidated Berhad	261,986
110,500	Hap Seng Plantations Holdings Berhad	97,448
1,617,200	Hartalega Holdings Berhad(d)	2,331,849
19,992	Hock Seng LEE Berhad	9,523
92,500	Hong Leong Financial Group Berhad	409,656
51,500	Hong Leong Industries Berhad	72,932
350,930	IGB Corp. Berhad	264,299
48

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
MALAYSIA (continued)
833,940	IJM Corp. Berhad	$1,352,770
192,200	IJM Land Berhad	133,000
125,900	IJM Plantations Berhad	119,943
24,800	JAKS Resources Berhad(b)	2,714
32,800	JT International Berhad	68,091
67,400	K&N Kenanga Holdings Berhad	12,582
44,400	Karambunai Corp Berhad(b)	1,643
89,800	Keck Seng (Malaysia) Berhad	120,523
103,900	Kian JOO CAN Factory Berhad	74,573
70,600	Kinsteel Berhad(b)	6,590
293,400	KLCC Property Holdings Berhad	593,977
1,745,750	KPJ Healthcare Berhad(d)	3,208,314
105,000	KSK Group Berhad	20,108
13,900	KSL Holdings Berhad(b)	7,426
370,600	Kulim Malaysia Berhad	429,405
52,850	Kumpulan Fima Berhad	30,958
87,500	Lafarge Malayan Cement Berhad	261,909
157,800	Landmarks Berhad(b)	49,519
97,400	Lingkaran Trans Kota Holdings Berhad	133,858
81,500	Lingui Development Berhad	42,494
142,700	Lion Industries Corp. Berhad	43,173
15,500	LPI Capital Berhad	66,849
242,380	Mah Sing Group Berhad	177,865
121,750	Malayan Flour Mills Berhad	47,415
156,054	Malaysia Airports Holdings Berhad	276,748
114,500	Malaysia Building Society	83,286
58,100	Malaysian Airline System Berhad(b)	12,903
78,300	Malaysian Bulk Carriers Berhad	33,770
31,313	Malaysian Pacific Industries Berhad	25,296
291,250	Malaysian Resources Corp. Berhad	130,299
37,180	MBM Resources Berhad	41,644
262,400	Media Prima Berhad	188,333
434,400	MMC Corp. Berhad	341,145
189,500	Muhibbah Engineering M Berhad	51,843
489,900	Mulpha International Berhad(b)	60,705
17,900	Naim Holdings Berhad	10,831
157,000	Nam Cheong Ltd.	33,616
710,100	NCB Holdings Berhad(d)	1,019,326
3,800	Nestle Malaysia Berhad	71,426
102,200	Oriental Holdings Berhad	277,292
441,390	OSK Holdings Berhad	207,412
4,700	Padini Holdings Berhad	2,738
4,300	Panasonic Manufacturing Malaysia Berhad	27,956
43,120	Paramount Corp. Berhad	21,511
112,459	Parkson Holdings Berhad	174,824
43,248	Pelikan International Corp. Berhad	9,604
142,800	POS Malaysia Berhad	163,161

Shares		Value
MALAYSIA (continued)
55,600	Press Metal Berhad	$32,927
3,005,200	QL Resources Berhad(d)	2,979,085
330,240	Sapurakencana Petroleum Berhad(b)	310,364
36,200	Sarawak Oil Palms Berhad	66,411
13,100	Scientex Berhad	12,733
2,300	Selangor Properties Berhad	2,554
75,100	Shangri-La Hotels (Malaysia) Berhad	92,092
28,800	Shell Refining Co. Federation of Malaya Berhad	76,009
93,800	Star Publications Malaysia Berhad	79,098
18,690	Subur Tiasa Holdings Berhad	11,850
332,745	Sunway Berhad(b)	257,029
89,164	Ta Ann Holdings Berhad	105,608
682,700	TA Enterprise Berhad	110,963
195,360	TA Global Berhad	14,776
210,800	TAN Chong Motor Holdings Berhad	341,269
74,000	TDM Berhad	79,549
51,200	TH Plantations Berhad	33,452
315,760	Time dotCom Berhad	376,026
120,960	Top Glove Corp. Berhad	203,611
275,400	Tradewinds Corp. Berhad	93,070
45,300	Tradewinds Malaysia Berhad	134,427
57,200	TSH Resources Berhad	38,661
285,308	UEM Land Holdings Berhad(b)	202,020
227,200	UMW Holdings Berhad	887,740
59,900	Unico-Desa Plantations Berhad	21,400
128,080	Unisem (M) Berhad	42,460
15,000	United Malacca Berhad	33,843
38,700	United Plantations Berhad	322,604
129,975	Wah Seong Corp. Berhad	69,024
2,365,300	Wellcall Holdings Berhad(d)	1,644,367
170,700	WTK Holdings Berhad	49,721
140,671	YNH Property Berhad	88,740
41,000	YTL Land & Development Berhad(b)	11,612
654,300	YTL Power International Berhad	320,095
26,100	Zelan Berhad(b)	2,100
25,600	Zhulian Corp. Berhad	23,070
		37,248,898
MALTA — 0.0%
8,169	Unibet Group Plc - SDR	281,386
MAURITIUS — 0.0%
141,022	Essar Energy Plc(b)	292,323
MEXICO — 0.5%
1,341,000	Alfa SAB de CV - Series A	3,237,908
22,751	Alsea SAB de CV(b)	52,607
414,805	Arca Continental SAB de CV	3,163,253
997	Axtel SAB de CV - CPO Shares(b)	276
49

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
MEXICO (continued)
51,300	Bolsa Mexicana de Valores SAB de CV	$129,717
1,338,300	Cemex SAB de CV - CPO Units(b)	1,455,704
1,800	Cia Minera Autlan SAB de CV - Series B	1,975
83,761	Consorcio ARA SAB de CV(b)	31,358
227,687	Controladora Comercial Mexicana SAB de CV - Units	829,656
1,650,900	Corp Inmobiliaria Vesta SAB de CV(d)	3,185,045
800	Corp. Actinver SAB de CV	724
78,869	Corp. GEO SAB de CV - Series B(b)	92,425
65,708	Corp. Interamericana de Entretenimiento SAB de CV - Series B(b)(d)	47,803
27,300	Corp. Moctezuma SAB de CV	83,051
10,362	Desarrolladora Homex SAB de CV(b)	25,248
136,820	Empresas ICA SAB de CV(b)	410,096
963,200	Fibra Uno Administracion SA de CV REIT	3,012,036
22,800	Financiera Independencia SAB de CV(b)	8,787
138,700	Genomma Lab Internacional SAB de CV - Class B(b)	316,789
53,869	Gruma SAB de CV - Series B(b)	178,241
109,917	Grupo Aeroportuario del Centro Norte SAB de CV	367,583
430,800	Grupo Aeroportuario del Pacifico SAB de CV - Series B	2,686,867
164,456	Grupo Aeroportuario del Sureste SAB de CV - Series B	1,964,480
1,600	Grupo Carso SAB de CV - Series A1	7,777
120,492	Grupo Cementos de Chihuahua SAB de CV(b)(d)	421,712
45,878	Grupo Comercial Chedraui SA de CV	159,306
55,600	Grupo Famsa SAB de CV(b)	75,214
52,600	Grupo Herdez SAB de CV	166,306
57,500	Grupo Industrial Maseca SAB de CV - Series B	70,549
12,400	Grupo Industrial Saltillo SAB de CV	29,745
45,400	Grupo Simec SAB de CV - Series B(b)	226,025
264,100	Impulsora del Desarrollo y El Empleo en America Latina SAB de CV(b)	555,635
10,860	Industrias Bachoco SAB de CV - Series B	25,197
170,175	Industrias CH SAB de CV - Series B(b)	1,402,934
11,100	Inmuebles Carso SAB de CV - Series B1(b)	9,603

Shares		Value
MEXICO (continued)
41,776	Kimberly-Clark de Mexico SAB de CV - Class A	$117,693
941,900	Macquarie Mexico Real Estate Management SA de CV(b)	2,196,478
100	Medica Sur SAB de CV - Series B	201
16,200	Megacable Holdings SAB de CV - CPO Shares	42,747
4,857	Mexichem SAB de CV	27,466
18,386	OHL Mexico SAB de CV(b)	41,646
115,299	Organizacion Soriana SAB de CV - Series B	446,701
59,600	Promotora y Operadora de Infraestructura SAB de CV(b)	425,674
46,400	Qualitas Controladora SAB de CV(b)	81,818
341,100	Sare Holding SAB de CV - Class B(b)	25,486
427,400	TV Azteca SAB de CV - CPO Shares	301,862
67,123	Urbi Desarrollos Urbanos SAB de CV(b)	39,013
		28,178,417
MONACO — 0.0%
480	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	22,941
MONGOLIA — 0.0%
206,000	Mongolian Mining Corp.(b)	101,999
NETHERLANDS — 1.1%
47,325	Aalberts Industries NV	1,063,783
9,250	Accell Group	178,158
13,621	AMG Advanced Metallurgical Group NV(b)	124,042
4,482	Amsterdam Commodities NV	89,276
5,838	Arcadis NV	153,582
42,228	ASM International NV	1,683,409
33,735	BE Semiconductor Industries NV	270,250
5,643	Beter Bed Holding NV	113,743
33,204	BinckBank NV	321,765
5,454	Brunel International NV	292,069
1,510	Cinema City International NV(b)	12,530
28,166	CSM	652,435
25,893	Delta Lloyd NV	509,429
4,041	Dockwise Ltd.(b)	101,711
2,240	Exact Holding NV	49,028
15,923	Fugro NV - CVA	965,014
25,465	Gemalto NV	2,267,505
15,073	Grontmij(b)	66,903
7,158	Heijmans NV - CVA	76,635
654	Hunter Douglas NV	29,304
16,012	Kardan NV(b)	16,980
3,727	KAS Bank NV - CVA	44,623
5,597	Kendrion NV	141,200
50

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
NETHERLANDS (continued)
132,895	Koninklijke BAM Groep NV	$555,767
528,479	Koninklijke Boskalis Westminster NV(d)	24,203,447
14,713	Koninklijke Ten Cate NV	399,044
9,491	Koninklijke Vopak NV	648,077
68,974	Koninklijke Wessanen NV	216,805
7,790	Macintosh Retail Group NV	90,964
22,266	Mediq NV	420,838
61	Nederland Apparatenfabriek	2,566
1,511	New World Resources Plc - Class A	6,950
18,557	Nutreco NV	1,645,082
40,204	Ordina NV(b)	64,469
104,698	PostNL NV(b)	274,223
321,191	QIAGEN NV(b)(e)	6,732,237
73,000	QIAGEN NV(b)(e)	1,533,000
108,816	Randstad Holding NV	4,512,269
16,720	Royal Imtech NV	441,446
53,871	SBM Offshore NV(b)	826,911
11,287	Sligro Food Group NV	363,518
86,230	SNS REAAL NV(b)	98,466
10,281	Telegraaf Media Groep NV(d)	122,215
15,951	TKH Group NV	435,329
100,323	TNT Express NV	770,856
60,046	TomTom NV(b)	311,771
9,665	Unit 4 NV	323,811
33,077	USG People NV	281,911
35,647	Wolters Kluwer NV	722,630
5,243	Xeikon NV(b)	30,113
		55,258,089
NEW ZEALAND — 0.4%
155,194	Air New Zealand Ltd.	162,799
3,210,865	Auckland International Airport Ltd.(d)	7,639,081
29,737	Chorus Ltd.	71,123
141,294	Contact Energy Ltd.(b)	618,957
13,867	Ebos Group Ltd.	99,265
36,830	Fisher & Paykel Healthcare Corp. Ltd.	73,560
28,085	Freightways Ltd.	107,003
6,326	Hallenstein Glasson Holdings Ltd.	28,030
38,459	Heartland New Zealand Ltd.	21,947
40,503	Infratil Ltd.	83,616
32,296	Mainfreight Ltd.	325,234
33,862	New Zealand Oil & Gas Ltd.	25,717
38,630	New Zealand Refining Co. Ltd. (The)	85,584
88,172	Nuplex Industries Ltd.	244,180
45,243	NZX Ltd.	50,877
29,901	PGG Wrightson Ltd.(b)	11,041
80,140	Pike River Coal Ltd.(b)(c)(d)	0
56,739	Port of Tauranga Ltd.(d)	659,950
13,536	Pumpkin Patch Ltd.(b)	15,562
18,968	Rakon Ltd.(b)	5,730

Shares		Value
NEW ZEALAND (continued)
19,670	Restaurant Brands New Zealand Ltd.	$46,385
130,479	Ryman Healthcare Ltd.	504,786
15,128	Sanford Ltd.	55,225
48,111	Skellerup Holdings Ltd.	66,215
99,091	Sky Network Television Ltd.	430,755
2,004,525	SKYCITY Entertainment Group Ltd.(d)	6,678,332
12,028	Steel & Tube Holdings Ltd.	25,437
56,231	Tower Ltd.	91,075
41,749	TrustPower Ltd.(d)	293,950
58,037	Vector Ltd.	136,373
34,146	Warehouse Group Ltd. (The)	92,843
		18,750,632
NORWAY — 0.2%
44,529	ABG Sundal Collier Holding ASA	37,495
146	AF Gruppen ASA	1,483
31,265	Agasti Holding ASA(b)	6,868
11,391	Aker ASA - Class A	485,841
8,076	Algeta ASA(b)	247,178
34,500	Atea ASA	410,496
25,321	Austevoll Seafood ASA	143,688
5,832	Bonheur ASA	152,662
100,901	BW Offshore Ltd.	103,987
22,368	BWG Homes ASA(b)	51,796
55,760	Cermaq ASA	959,461
2,675	Clavis Pharma ASA(b)	3,109
25,707	Det Norske Oljeselskap ASA(b)	403,753
111,379	DNO International ASA(b)	189,407
12,614	DOF ASA(b)	59,342
7,264	Ekornes ASA	126,986
27,547	Electromagnetic GeoServices ASA(b)	56,477
154,310	Eltek ASA	107,338
28,834	Evry ASA	43,809
142,175	Farstad Shipping ASA(d)	3,591,526
15,475	Fred Olsen Energy ASA	739,346
7,560	Ganger Rolf ASA(d)	185,440
10,278	Grieg Seafood ASA(b)	23,518
70,588	Hurtigruten ASA(b)	39,798
24,568	Intex Resources ASA(b)	19,923
95,498	Kongsberg Automotive Holding ASA(b)	27,096
14,697	Kongsberg Gruppen ASA	353,778
27,824	Kvaerner ASA	80,474
4,486	Leroey Seafood Group ASA	128,925
543,531	Marine Harvest ASA(b)	544,237
5,280	Morpol ASA(b)	11,067
10,381	Nordic Semiconductor ASA(b)	28,694
61,696	Norske Skogindustrier ASA(b)	44,497
4,652	Norwegian Air Shuttle AS(b)	141,785
27,762	Norwegian Energy Co. AS(b)	24,698
1,161	Odfjell SE - Class A(b)	5,717
23,394	Opera Software ASA	146,884
51

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
NORWAY (continued)
7,393	Panoro Energy ASA(b)	$3,776
3,052	PhotoCure ASA(b)	21,174
7,734	Pronova BioPharma ASA	18,971
6,386	Q-Free ASA(b)	19,171
172,925	Renewable Energy Corp. ASA(b)	33,554
1,560	Salmar ASA(b)	14,849
31,903	Scana Industrier ASA(b)	2,862
9,989	Sevan Drilling AS(b)(d)	7,168
2,718	Sevan Marine ASA(b)	10,548
67,692	Siem Offshore, Inc.(b)	101,608
4,950	Solstad Offshore ASA	95,142
46,489	SpareBank 1 SMN	352,312
132,805	Storebrand ASA(b)	680,933
28,000	STX OSV Holdings Ltd.	28,506
50,237	Tomra Systems ASA	427,615
3,670	TTS Group ASA	6,369
26,254	Veidekke ASA	221,551
5,690	Wilh Wilhelmsen ASA	54,162
3,850	Wilh Wilhelmsen Holding ASA	123,684
		11,952,534
PAPUA NEW GUINEA — 0.0%
162,499	Highlands Pacific Ltd.(b)	25,418
PERU — 0.2%
886,450	Alicorp SA(d)	3,021,716
289,911	Copeinca ASA(d)	2,292,584
2,593,596	Ferreycorp SAA(d)	2,478,693
		7,792,993
PHILIPPINES — 0.3%
422,270	Aboitiz Equity Ventures, Inc.	576,554
60,300	Aboitiz Power Corp.	56,469
108,200	Alliance Global Group, Inc.	50,317
232,400	Atlas Consolidated Mining & Development(b)	125,668
347,172	Bank of The Philippine Islands	853,317
941,067	BDO Unibank, Inc.(b)	1,778,740
120,166	Belle Corp.(b)	14,975
89,510	China Banking Corp.	124,084
337,200	DMCI Holdings, Inc.	455,844
2,243,800	Energy Development Corp.	394,326
2,159,375	Filinvest Land, Inc.	92,351
409,000	First Gen Corp.(b)	265,898
213,520	First Philippine Holdings Corp.	538,983
465,000	Global-Estate Resorts, Inc.(b)	24,459
15,090	Globe Telecom, Inc.	398,345
5,307,700	GMA Holdings, Inc. - PDR(d)	1,304,584
237,090	International Container Terminal Services, Inc.	443,178
155,000	Jollibee Foods Corp.	417,930
93,834	Lafarge Republic, Inc.	26,431
1,320,000	Lepanto Consolidated Mining - B Shares(b)	39,582
1,379,000	Lopez Holdings Corp.	247,430
4,275,900	Manila Water Co., Inc.(d)	3,773,007

Shares		Value
PHILIPPINES (continued)
10,796,696	Megaworld Corp.	$894,307
140,000	Metro Pacific Investments Corp.	17,894
300,578	Metropolitan Bank & Trust	778,688
623,000	Pepsi-Cola Products Philippines, Inc.(b)	97,849
126,720	Philweb Corp.	44,166
135,000	Rizal Commercial Banking Corp.	225,636
538,500	Robinsons Land Corp.	283,247
171,868	Security Bank Corp.	733,771
48,220	Semirara Mining Corp.	291,560
832,152	SM Development Corp.	122,926
1,163,225	SM Prime Holdings, Inc.	501,486
102,600	Union Bank of Philippines	304,131
509,115	Universal Robina Corp.	1,093,687
2,843,000	Vista Land & Lifescapes, Inc.	361,970
		17,753,790
POLAND — 0.1%
9,002	Agora SA	26,005
1,432	AmRest Holdings SE(b)	40,372
10,960	Asseco Poland SA	159,550
26,856	Bank Handlowy w Warszawie SA	831,431
84,867	Bank Millennium SA(b)	125,467
306	Bank Zachodni WBK SA	24,847
375,702	Boryszew SA(b)	68,062
6,150	BRE Bank SA(b)	643,609
6,112	Budimex SA	132,178
7,771	Ciech SA(b)	52,792
1,000	Dom Development SA	11,646
2,276	Emperia Holding SA	43,073
9,975	Enea SA(b)	49,307
32,056	Eurocash SA	521,615
5,542	Farmacol SA(b)	67,769
207,050	Getin Holdings SA(b)	182,187
609,243	Getin Noble Bank SA(b)	384,324
3,848	Grupa Kety SA(d)	178,508
27,433	Grupa Lotos SA(b)	354,893
2,830	ING Bank Slaski SA(b)	81,022
2,620	Inter Cars SA	79,671
10,387	Kopex SA(b)	53,763
350	LPP SA	549,139
1,502	Lubelski Wegiel Bogdanka SA	66,325
219,284	Netia SA(b)	326,315
10,774	Orbis SA	133,316
2,139	Pelion SA	26,848
93,126	Polimex-Mostostal SA(b)	16,871
6,109	Polnord SA(b)	21,324
18,559	Rafako SA(b)	53,554
158	Stalprodukt SA(b)	10,171
363,944	Synthos SA	618,111
37,193	TVN SA	116,830
2,400	Zaklady Azotowe w Tarnowie-Moscicach SA(b)(d)	43,905
52

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
POLAND (continued)
119	Zaklady Chemiczne Police SA(b)	$510
1,688	Zaklady Tluszczowe Kruszwica SA	16,109
		6,111,419
PORTUGAL — 0.1%
16,720	Altri SGPS SA	41,908
97,795	Banco BPI SA(b)	168,372
3,828,745	Banco Comercial Portugues SA(b)	514,665
600,301	Banco Espirito Santo SA(b)	851,762
31,884	BANIF - Banco Internacional do Funchal SA(b)	5,498
46,042	Cimpor Cimentos de Portugal SGPS SA	212,553
2,336	Corticeira Amorim SGPS SA	6,153
37,265	INAPA - Investimentos Participacoes e Gestao SA(b)	11,132
49,289	Mota-Engil SGPS SA	144,891
272	Novabase SGPS SA	1,034
87,362	Portucel SA	337,591
74,918	Portugal Telecom SGPS SA	437,409
39,281	REN - Redes Energeticas Nacionais SGPS SA	123,365
15,447	SAG GEST-Solucoes Automovel Globais SGPS SA(b)	5,873
21,302	Semapa - Sociedade de Investimento e Gestao	205,358
109,476	Sonae	108,511
15,150	Sonae Industria SGPS SA(b)	12,486
48,502	Sonaecom - SGPS SA	96,874
11,475	Teixeira Duarte SA(b)	8,102
8,732	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	37,371
		3,330,908
RUSSIA — 0.0%
30,339	Alliance Oil Co. Ltd. - SDR(b)	265,795
SINGAPORE — 1.9%
51,000	Abterra Ltd.(b)	29,669
5,390,000	Ascendas Real Estate Investment Trust	11,018,220
155,400	ASL Marine Holdings Ltd.	91,031
123,000	Ausgroup Ltd.	63,108
136,000	Banyan Tree Holdings Ltd.(b)	75,272
165,000	Biosensors International Group Ltd.(b)	180,645
7,400	Bonvests Holdings Ltd.	6,966
105,000	Boustead Singapore Ltd.	95,867
39,000	Breadtalk Group Ltd.	24,106
132,000	Broadway Industrial Group Ltd.	37,329
40,000	Bukit Sembawang Estates Ltd.	219,771
47,355	Cape Plc	166,920
10,478,000	CapitaMall Trust REIT(d)	17,948,014
111,000	CH Offshore Ltd.	45,740

Shares		Value
SINGAPORE (continued)
51,000	China Merchants Holdings Pacific Ltd.	$37,086
192,000	Chip Eng Seng Corp. Ltd.	119,452
331,000	ComfortDelGro Corp. Ltd.	516,164
137,000	Cosco Corp. Singapore Ltd.	105,159
6,000	Creative Technology Ltd.	14,932
199,000	CSC Holdings Ltd.	19,938
110,000	CSE Global Ltd.	76,880
143,000	CWT Ltd.	165,802
3,000	Elec & Eltek International Co. Ltd.	6,749
14,000	Ellipsiz Ltd.	1,063
15,600	Eu Yan Sang International Ltd.	7,941
44,000	Ezion Holdings Ltd.	64,348
8,653,400	Ezra Holdings Ltd.(b)	8,320,241
100,000	Falcon Energy Group Ltd.(b)	24,643
130,121	Far East Orchard Ltd.	232,350
179,000	First Resources Ltd.	282,750
183,000	FJ Benjamin Holdings Ltd.	46,576
986,000	Fragrance Group Ltd.	207,134
225,579	Freight Links Express Holdings Ltd.	13,670
306,000	Gallant Venture Ltd.(b)	72,937
2,000	GK Goh Holdings Ltd.	1,317
671,000	GMG Global Ltd.	77,528
89,000	Goodpack Ltd.	131,237
15,000	GP Batteries International Ltd.	12,605
80,000	GP Industries Ltd.(d)	30,703
164,666	Guocoland Ltd.	317,983
111,000	GuocoLeisure Ltd.	66,816
167,000	Guthrie GTS Ltd.	92,429
21,000	Hanwell Holdings Ltd.	5,260
692,875	Healthway Medical Corp. Ltd.(b)	52,064
55,000	Hiap Seng Engineering Ltd.	15,109
7,000	Hi-P International Ltd.	3,959
96,000	Ho Bee Investment Ltd.	148,152
274,800	Hong Fok Corp. Ltd.(b)	135,441
131,000	Hong Leong Asia Ltd.	179,409
137,600	Hotel Properties Ltd.	354,659
3,000	Hour Glass Ltd. (The)	4,254
126,000	HTL International Holdings Ltd.(d)	34,614
65,000	HupSteel Ltd.	12,342
126,000	Hwa Hong Corp. Ltd.	37,668
4,929,000	Hyflux Ltd.(d)	5,356,526
118,000	Indofood Agri Resources Ltd.	124,421
92,000	InnoTek Ltd.	27,875
194,000	Jaya Holdings Ltd.(b)	111,292
101,000	Jiutian Chemical Group Ltd.(b)	7,426
92,950	Jurong Technologies Industrial Corp. Ltd.(b)(c)(d)	0
71,000	K1 Ventures Ltd.	9,695
89,000	Keppel Land Ltd.	306,339
34,000	Keppel Telecommunications & Transportation Ltd.	36,949
53

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
SINGAPORE (continued)
13,000	K-Green Trust - Units	$10,976
195,000	LC Development Ltd.	25,524
103,000	Lian Beng Group Ltd.	35,786
66,000	Low Keng Huat Singapore Ltd.	35,996
75,000	Lum Chang Holdings Ltd.	21,210
120,000	M1 Ltd.	269,543
74,000	Manhattan Resources Ltd.(b)	34,679
6,000	Marco Polo Marine Ltd.	2,060
274,000	Mercator Lines Singapore Ltd.	29,666
351,800	Metro Holdings Ltd.	265,772
448,000	Midas Holdings Ltd.	197,277
255,000	Neptune Orient Lines Ltd.(b)	264,756
25,000	NSL Ltd.	30,299
395,000	Oceanus Group Ltd.(b)	18,830
377,000	Olam International Ltd.	491,944
95,173	OM Holdings Ltd.(b)	29,774
32,000	OSIM International Ltd.	46,540
514,500	Otto Marine Ltd.(b)	38,661
120,000	Overseas Union Enterprise Ltd.	288,935
26,000	Pan Pacific Hotels Group Ltd.	49,578
60,000	Petra Foods Ltd.	186,644
165,000	Popular Holdings Ltd.	33,329
106,215	QAF Ltd.	71,231
184,250	Raffles Education Corp. Ltd.(b)	53,594
70,676	Raffles Medical Group Ltd.	173,028
121,000	Rotary Engineering Ltd.	57,682
231,000	Roxy-Pacific Holdings Ltd.	112,920
1,594,000	S i2i Ltd.(b)	36,062
17,000	San Teh Ltd.	4,739
132,000	Sapphire Corp. Ltd.(b)	13,652
5,205,000	SATS Ltd.(d)	12,826,930
43,000	SBS Transit Ltd.	52,462
3,970,000	SIA Engineering Co. Ltd.(d)	15,878,075
100,500	Sim Lian Group Ltd.	66,180
569,000	Sinarmas Land Ltd.(d)	158,611
70,000	Singapore Land Ltd.	423,625
346,000	Singapore Post Ltd.	338,270
174,000	Singapore Reinsurance Corp. Ltd.(d)	34,444
2,337,000	SMRT Corp. Ltd.(d)	3,077,857
484,000	Stamford Land Corp. Ltd.	230,728
3,260,000	StarHub Ltd.(d)	10,272,694
82,000	Sunningdale Tech Ltd.	9,276
115,000	Super Group Ltd.	320,567
230,000	Swiber Holdings Ltd.	129,156
73,000	Tat Hong Holdings Ltd.	90,833
60,000	Tiong Woon Corp. Holding Ltd.	17,452
8,000	Treasury China Trust - Units(b)	10,665
25,540	Triyards Holdings Ltd.(b)	17,025
295,143	Tuan Sing Holdings Ltd.	88,234
114,000	UMS Holdings Ltd.	42,371
116,627	United Engineers Ltd.	319,449
103,000	United Envirotech Ltd.	52,429
420,000	United Industrial Corp. Ltd.(d)	946,794
232,000	UOB-Kay Hian Holdings Ltd.	321,480
302,000	UOL Group Ltd.	1,525,068

Shares		Value
SINGAPORE (continued)
61,000	Venture Corp. Ltd.	$418,446
20,000	WBL Corp. Ltd.	71,426
209,812	Wheelock Properties (Singapore) Ltd.	333,963
155,420	Wing Tai Holdings Ltd.	239,224
1,436	XP Power Ltd.	26,191
86,000	Yanlord Land Group Ltd.(b)	111,873
26,987	Yeo Hiap Seng Ltd.	68,904
37,000	YHI International Ltd.	9,865
156,000	Yongnam Holdings Ltd.	33,402
		99,527,201
SOUTH AFRICA — 0.7%
431,520	Adcock Ingram Holdings Ltd.	2,769,076
508	Adcorp Holdings Ltd.	1,761
114,293	Advtech Ltd.	86,120
59,169	Aeci Ltd.	563,845
227,840	Afgri Ltd.	127,611
415,886	African Bank Investments Ltd.	1,434,338
1,313	African Oxygen Ltd.	3,618
44,678	African Rainbow Minerals Ltd.	1,006,447
13,164	Allied Electronics Corp. Ltd.	33,113
21,133	Allied Technologies Ltd.	96,156
4,378	ArcelorMittal South Africa Ltd.(b)	17,155
419	Argent Industrial Ltd.	319
561	Assore Ltd.	27,521
11,620	Astral Foods Ltd.	114,642
125,307	Aveng Ltd.	437,771
128,958	AVI Ltd.	788,602
105,076	Barloworld Ltd.	986,745
25,967	Basil Read Holdings Ltd.(b)	33,239
8,140	Blue Label Telecoms Ltd.	7,935
32,224	Business Connexion Group Ltd.	19,561
8,369	Capitec Bank Holdings Ltd.	179,637
2,456	Cashbuild Ltd.	35,941
57,968	Caxton and CTP Publishers and Printers Ltd.	113,409
185,094	Cipla Medpro South Africa Ltd.	188,302
7,765	City Lodge Hotels Ltd.	95,490
391,378	Clicks Group Ltd.	2,625,244
1,776	Consolidated Infrastructure Group Ltd.(b)	3,336
27,334	Coronation Fund Managers Ltd.	134,394
107,631	DataTec Ltd.	561,922
77,015	Discovery Holdings Ltd.	570,319
12,341	Distell Group Ltd.	151,763
968	Distribution and Warehousing Network Ltd.(b)	714
3,822	DRDGOLD Ltd.	3,085
379,407	EOH Holdings Ltd.(d)	1,743,288
27,664	Eqstra Holdings Ltd.	20,350
54,199	Foschini Group Ltd. (The)	709,590
10,106	Gijima Group Ltd.(b)	305
108,031	Great Basin Gold Ltd.(b)(c)(d)	8,665
106,602	Grindrod Ltd.	197,712
54

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
SOUTH AFRICA (continued)
556	Group Five Ltd.	$1,939
44,975	Harmony Gold Mining Co. Ltd.	295,796
14,422	Hudaco Industries Ltd.	187,189
6,374	Hulamin Ltd.(b)	2,758
8,550	Iliad Africa Ltd.	5,152
52,630	Illovo Sugar Ltd.	178,867
95,843	Imperial Holdings Ltd.	2,088,307
61,419	JD Group Ltd.	281,932
25,640	JSE Ltd.	196,637
182,386	Lewis Group Ltd.	1,362,448
59,244	Liberty Holdings Ltd.	764,977
70,859	Life Healthcare Group Holdings Ltd.	249,216
15,437	Massmart Holdings Ltd.	315,800
116,507	Mediclinic International Ltd.	737,730
106,290	Merafe Resources Ltd.(b)	9,150
20,292	Metair Investments Ltd.	78,197
302,992	MMI Holdings Ltd.	787,546
76,923	Mondi Ltd.	916,029
38,912	Mr. Price Group Ltd.	536,375
38,126	Murray & Roberts Holdings Ltd.(b)	108,475
31,978	Mvelaserve Ltd.(b)	28,242
202,370	Nampak Ltd.	710,165
221,676	Netcare Ltd.	485,732
141,978	New Bond Capital Ltd.	2,063
62,045	Northam Platinum Ltd.	255,673
259,789	Oceana Group Ltd.(d)	1,989,452
20,617	Omnia Holdings Ltd.	332,017
8,480	Palabora Mining Co. Ltd.	98,120
50,737	Peregrine Holdings Ltd.	64,379
4,111	Petmin Ltd.	1,066
38,560	Pick’n Pay Stores Ltd.	196,185
17,834	Pinnacle Technology Holdings Ltd.	38,878
256,650	Pioneer Foods Ltd.	1,873,885
44,385	PPC Ltd.	162,506
50,557	PSG Group Ltd.	344,208
1,762	Raubex Group Ltd.	3,644
17,348	Resilient Property Income Fund Ltd. - Units.	97,941
55,765	Reunert Ltd.	465,075
11,250	Santam Ltd.	245,124
106,890	Sappi Ltd.(b)	373,669
9,525	Sentula Mining Ltd.(b)	1,768
38,542	Spar Group Ltd. (The)	506,887
16,434	Stefanutti Stocks Holdings Ltd.	19,842
14,635	Sun International Ltd.	167,702
118,716	Super Group Ltd.(b)	238,893
63,720	Telkom SA Ltd.(b)	118,536
14,182	Times Media Group Ltd.(b)	22,197
14,831	Tongaat Hulett Ltd.	230,466
24,146	Trencor Ltd.	188,283
3,598	Truworths International Ltd.	40,835
46,017	Tsogo Sun Holdings Ltd.	126,297

Shares		Value
SOUTH AFRICA (continued)
6,989	Vukile Property Fund Ltd. - Units	$13,275
8,374	Wesizwe Platinum Ltd.(b)	515
9,811	Wilson Bayly Holmes-Ovcon Ltd.	170,007
191,832	Woolworths Holdings Ltd.	1,363,956
211,907	Zeder Investments Ltd.	79,362
		36,060,406
SOUTH KOREA — 1.3%
850	Aekyung Petrochemical Co. Ltd.(b)	39,888
4,302	Agabang&Company	33,581
1,511	AK Holdings, Inc.	30,111
30	AMOREPACIFIC Corp.	30,167
1,882	AMOREPACIFIC Group	712,064
1,340	Asia Cement Co. Ltd.	79,741
4,636	Asia Pacific Systems, Inc.(b)	34,315
32,680	Asiana Airlines, Inc.(b)	180,968
921	AtlasBX Co. Ltd.	24,908
1,640	AUK Corp.(b)	2,756
2,450	Basic House Co. Ltd. (The)(b)	33,524
2,891	Binggrae Co. Ltd.	323,899
48,140	BS Financial Group, Inc.	636,606
1,376	Bukwang Pharmaceutical Co. Ltd.	17,684
3,300	Busan City Gas Co. Ltd.	64,550
2,010	Byucksan Corp.(b)	3,387
5,560	Capro Corp.	55,910
21,561	Cheil Industries, Inc.	1,728,563
19,930	Cheil Worldwide, Inc.	409,975
1,180	Chin Hung International, Inc.(b)	738
3,870	Chong Kun Dang Pharm Corp.	150,866
73	Chosun Refractories Co. Ltd.	4,009
1,970	CJ CGV Co. Ltd.	66,576
2,682	CJ CheilJedang Corp.	913,765
9,547	CJ Corp.	1,095,920
4,976	CJ E&M Corp.(b)	155,825
2,137	CJ Korea Express Co. Ltd.(b)	235,498
6,490	Cosmochemical Co. Ltd.(b)	45,952
6,450	Coway Co. Ltd.(b)	280,171
329	Crown Confectionery Co. Ltd.	68,584
392	CTC BIO, Inc.(b)	9,576
3,210	Dae Dong Industrial Co. Ltd.	17,216
675	Dae Han Flour Mills Co. Ltd.	82,754
16,020	Dae Won Kang Up Co. Ltd.	118,871
20,010	Daechang Co. Ltd.(b)	25,726
6,690	Daeduck Electronics Co.	60,577
7,180	Daeduck GDS Co. Ltd.	113,741
4,330	Daegu Department Store	57,260
10,500	Daekyo Co. Ltd.	65,280
22,484	Daelim Industrial Co. Ltd.	1,914,059
9,090	Daesang Corp.	230,396
4,530	Daesang Holdings Co. Ltd.	29,661
4,240	Daesung Holdings Co. Ltd.	29,748
55

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
1,850	Daesung Industrial Co. Ltd.(b)	$25,569
69,215	Daewoo Engineering & Construction Co. Ltd.(b)	575,242
13,072	Daewoo International Corp.	446,567
38,406	Daewoo Securities Co. Ltd.	421,472
29,870	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	817,436
844	Daewoong Co. Ltd.	19,222
2,740	Daewoong Pharmaceutical Co. Ltd.	123,548
12,620	Daishin Securities Co. Ltd.	124,007
20,410	Daou Technology, Inc.	313,950
4,792	Dasan Networks, Inc.(b)	19,495
399	Daum Communications Corp.	37,411
3,090	DCM Corp.	29,086
52,250	DGB Financial Group, Inc.	700,553
1,360	Dong Ah Tire & Rubber Co. Ltd.	18,859
679	Dong-A Pharmaceutical Co. Ltd.	73,579
5,230	Dongaone Co. Ltd.	13,616
330	Dongbang Transport Logistics Co. Ltd.	985
12,536	Dongbu HiTek Co. Ltd.(b)	75,405
9,369	Dongbu Insurance Co. Ltd.	401,802
12,350	Dongbu Securities Co. Ltd.	43,891
2,670	Dongbu Steel Co. Ltd.(b)	9,121
754	Dong-IL Corp.	30,051
841	Dongil Industries Co. Ltd.	37,496
23,402	Dongkuk Steel Mill Co. Ltd.	280,457
7,740	Dongwha Pharmaceutical Co. Ltd.	42,861
531	Dongwon F&B Co. Ltd.	40,376
496	Dongwon Industries Co. Ltd.	137,560
2,003	Dongwon Systems Corp.(b)	19,222
10,510	Dongyang Mechatronics Corp.	106,169
5,324	Doosan Corp.	628,265
5,723	Doosan Heavy Industries & Construction Co. Ltd.	244,650
33,690	Doosan Infracore Co. Ltd.(b)	498,114
3,739	DRB Holding Co. Ltd.	21,081
3,262	DRB Industrial Co. Ltd.	22,677
270	E1 Corp.	16,439
9,342	Easy Bio, Inc.	26,938
2,247	E-Mart Co. Ltd.	499,368
2,815	Eugene Corp.(b)	7,962
8,099	Eugene Investment & Securities Co. Ltd.(b)	19,226
674	Fila Korea Ltd.	38,994
12,730	Foosung Co. Ltd.(b)	55,822
2,079	Fursys, Inc.	50,213
3,200	Global & Yuasa Battery Co. Ltd.	129,890
101,270	Grand Korea Leisure Co. Ltd.	2,859,749
1,229	Green Cross Corp.	158,573
9,290	Green Cross Holdings Corp.	120,719
23,773	GS Engineering & Construction Corp.	1,216,021

Shares		Value
SOUTH KOREA (continued)
5,230	GS Global Corp.	$50,190
33,465	GS Holdings	2,181,982
384	Gwangju Shinsegae Co. Ltd.	88,689
12,680	Halla Climate Control Corp.	284,126
3,280	Halla Engineering & Construction Corp.	24,639
15,810	Han Kuk Carbon Co. Ltd.	108,166
1,900	Hanall Biopharma Co. Ltd.(b)	15,128
230	Handok Pharmaceuticals Co. Ltd.	4,309
9,530	Handsome Co. Ltd.	221,857
627	Hanil Cement Co. Ltd.	28,416
11,420	Hanil E-Wha Co. Ltd.	87,150
6,659	Hanjin Heavy Industries & Construction Co. Ltd.(b)	59,929
2,130	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	12,147
8,895	Hanjin Shipping Co. Ltd.(b)	95,573
4,620	Hanjin Transportation Co. Ltd.	91,218
22	Hankook Shell Oil Co. Ltd.	5,071
20,641	Hankook Tire Co. Ltd.(b)	847,306
4,718	Hankook Tire Worldwide Co. Ltd.	73,223
393	Hanmi Science Co. Ltd.(b)	2,761
2,520	Hanmi Semiconductor Co. Ltd.	19,092
5,720	Hansol Chemical Co. Ltd.	117,665
17,250	Hansol CSN	54,336
7,100	Hansol Paper Co.	67,158
2,020	Hanssem Co. Ltd.	35,895
33,385	Hanwha Chemical Corp.	590,180
35,410	Hanwha Corp.	1,087,737
3,780	Hanwha General Insurance Co. Ltd.(b)	20,828
10,053	Hanwha Investment & Securities Co. Ltd.	38,590
27,600	Hanwha Life Insurance Co. Ltd.	188,068
770	Hanwha Timeworld Co. Ltd.	16,794
2,720	Hanyang Securities Co. Ltd.	16,311
9,828	Hite Jinro Co. Ltd.	288,813
4,676	HMC Investment Securities Co. Ltd.	57,542
12,150	Hotel Shilla Co. Ltd.	511,585
104,698	Huchems Fine Chemical Corp.	2,451,775
3,050	Husteel Co. Ltd.	67,222
5,070	Hwa Shin Co. Ltd.	50,284
1,254	Hy-Lok Corp.	23,320
4,977	Hyosung Corp.	291,602
5,770	Hyundai BNG Steel Co. Ltd.(b)	52,829
1,530	Hyundai Corp.	33,511
5,065	Hyundai Department Store Co. Ltd.	751,197
18,510	Hyundai Development Co.	396,913
1,141	Hyundai Elevator Co. Ltd.	103,001
4,090	Hyundai Engineering Plastics Co. Ltd.	17,879
29,420	Hyundai Greenfood Co. Ltd.	444,437
56

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
15,170	Hyundai Hysco Co. Ltd.	$525,205
13,730	Hyundai Marine & Fire Insurance Co. Ltd.	422,394
387	Hyundai Mipo Dockyard	41,581
26,421	Hyundai Securities Co. Ltd.	215,216
6,050	Il Dong Pharmaceutical Co. Ltd.	65,560
2,560	Iljin Display Co. Ltd.	44,315
803	Ilshin Spinning Co. Ltd.	59,879
266	Ilsung Pharmaceuticals Co. Ltd.	18,150
1,628	Ilyang Pharmaceutical Co. Ltd.(b)	43,058
37,510	Industrial Bank of Korea	423,696
3,395	Interpark Corp.(b)	21,668
56	INTOPS Co. Ltd.	1,365
2,410	Inzi Controls Co. Ltd.	14,120
6,500	INZI Display Co. Ltd.	18,863
7,005	IS Dongseo Co. Ltd.	67,546
3,810	ISU Chemical Co. Ltd.	65,779
10,380	IsuPetasys Co. Ltd.	42,181
5,470	Jahwa Electronics Co. Ltd.	86,903
3,330	Jeil Pharmaceutical Co.	41,895
15,899	Jeonbuk Bank	67,820
2,973	JW Pharmaceutical Corp.	37,131
24,810	Kangwon Land, Inc.	711,998
10,532	KC Tech Co. Ltd.	37,527
1,290	KCC Corp.	344,734
4,850	Keangnam Enterprises Ltd.	28,728
458	KEPCO Engineering & Construction Co., Inc.	33,690
5,370	Keyang Electric Machinery Co. Ltd.	11,762
6,150	Kishin Corp.	37,219
4,345	KISWIRE Ltd.	115,117
2,472	KIWOOM Securities Co. Ltd.	138,251
1,846	Kolon Corp.	29,667
7,440	Kolon Global Corp.	28,081
5,741	Kolon Industries, Inc.	324,766
2,401	Komipharm International Co. Ltd.(b)	15,743
800	Korea Airport Service Co. Ltd.	20,387
2,390	Korea Circuit Co. Ltd.(b)	42,799
3,220	Korea Electric Terminal Co. Ltd.	82,058
55,690	Korea Exchange Bank(b)	387,658
1,445	Korea Gas Corp.	88,511
24,360	Korea Investment Holdings Co. Ltd.	946,280
5,406	Korea Kolmar Co. Ltd.(b)	145,212
2,603	Korea Kolmar Holdings Co. Ltd.	32,151
1,564	Korea Petrochemical Industrial Co. Ltd.	76,697
1,600	Korea United Pharm, Inc.	16,897
7,440	Korean Air Lines Co. Ltd.(b)	310,534
17,928	Korean Reinsurance Co.	188,512
3,712	Kortek Corp.	39,543
1,843	KPF	16,586

Shares		Value
SOUTH KOREA (continued)
787	KPX Chemical Co. Ltd.	$32,812
23,310	KTB Investment & Securities Co. Ltd.(b)	57,583
1,913	Kukdo Chemical Co. Ltd.	71,325
2,220	Kumho Petrochemical Co. Ltd.	242,606
1,030	Kunsul Chemical Industrial Co. Ltd.	20,431
30,090	Kwang Dong Pharmaceutical Co. Ltd.	192,877
3,380	Kyeryong Construction Industrial Co. Ltd.	29,550
2,862	Kyobo Securities Co.	13,141
92	Kyungbang Ltd.(b)	7,308
17,150	Kyung-In Synthetic Corp.	46,303
6,160	LG Fashion Corp.	160,658
496	LG Hausys Ltd.	33,843
1,907	LG InnoTek Co. Ltd.(b)	133,972
6,784	LG International Corp.	280,350
49,440	LG Uplus Corp.	369,577
11,910	LIG Insurance Co. Ltd.	279,450
2,710	Livart Furniture Co. Ltd.	15,181
1,800	Lock & Lock Co. Ltd.	44,631
497	Lotte Chilsung Beverage Co. Ltd.	664,538
536	Lotte Confectionary Co. Ltd.	849,094
9,473	Lotte Non-Life Insurance Co. Ltd.(b)	33,623
406	Lotte Samkang Co. Ltd.	254,653
255	Lotte Shopping Co. Ltd.	87,231
2,578	LS Corp.	216,624
2,821	LS Industrial Systems Co. Ltd.	174,608
39,012	Macquarie Korea Infrastructure Fund	238,244
598	Mando Corp.	66,449
3,920	Meritz Finance Group, Inc.(b)	16,127
9,189	Meritz Fire & Marine Insurance Co. Ltd.	112,233
86,760	Meritz Securities Co. Ltd.	106,365
22	Mi Chang Oil Industrial Co. Ltd.	1,095
5,330	Mirae Asset Securities Co. Ltd.	184,776
19,700	Moorim P&P Co. Ltd.	63,048
7,820	Moorim Paper Co. Ltd.	16,589
8,590	Motonic Corp.	89,140
3,230	Namhae Chemical Corp.	22,306
46	Namyang Dairy Products Co. Ltd.	40,554
2,740	National Plastic Co.	6,228
2,166	NCSoft Corp.	274,498
5,324	Neo Holdings Co. Ltd.(b)(c)(d)	0
933	Neowiz Corp.(b)	12,467
4,422	NEPES Corp.	62,741
3,138	Nexen Corp.(d)	224,776
2,970	Nexen Tire Corp.	34,502
12,850	NH Investment & Securities Co. Ltd.	60,537
6,790	NK Co. Ltd.	17,802
799	Nong Shim Holdings Co. Ltd.	47,474
57

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
2,181	NongShim Co. Ltd.	$558,807
5,249	OCI Co. Ltd.	807,409
20,775	OCI Materials Co. Ltd.	687,778
804	Orion Corp.	750,895
686	Ottogi Corp.	149,620
12,196	Poongsan Corp.	323,121
2,723	Poongsan Holdings Corp.	59,640
450	Pulmuone Holdings Co. Ltd.	22,605
195,989	Pyeong Hwa Automotive Co. Ltd.(d)	2,663,762
3,500	RNL BIO Co. Ltd.(b)	8,839
9,961	S&T Dynamics Co. Ltd.	107,941
3,150	S&T Holdings Co. Ltd.	28,609
4,800	S&T Motiv Co. Ltd.	102,486
3,832	S1 Corp.	229,795
1,110	Sajo Industries Co. Ltd.	55,249
590	Sam Lip General Foods Co. Ltd.	12,814
1,240	Sam Young Electronics Co. Ltd.	9,600
3,017	Sam Yung Trading Co. Ltd.	34,356
2,193	Sambu Construction Co. Ltd.(b)	10,815
480	Samchully Co. Ltd.	51,133
23,040	Samick Musical Instruments Co. Ltd.	28,458
4,310	Samick THK Co. Ltd.	22,244
5,671	Samjin Pharmaceutical Co. Ltd.	55,464
670	SamkwangGlass Co. Ltd.	42,885
2,345	Samsung Electro-Mechanics Co. Ltd.	197,476
114	Samsung Engineering Co. Ltd.	16,279
2,470	Samsung Fine Chemicals Co. Ltd.	119,539
11,262	Samsung SDI Co. Ltd.	1,473,779
9,571	Samsung Securities Co. Ltd.	495,722
1,993	Samsung Techwin Co. Ltd.	105,422
1,040	Samyang Foods Co. Ltd.	24,736
647	Samyang Genex Co. Ltd.	36,719
4,141	Samyang Holdings Corp.	257,832
10,570	Savezone I&C Corp.	29,751
288,460	SBS Media Holdings Co. Ltd.	1,536,440
6,460	Seah Besteel Corp.	175,897
485	SeAH Holdings Corp.	38,705
1,408	SeAH Steel Corp.	119,216
5,840	Sebang Co. Ltd.	92,781
29,588	Seegene, Inc.(b)	1,711,791
5,490	Sejong Industrial Co. Ltd.	56,215
38,594	Seohee Construction Co. Ltd.	33,032
7,340	Seowon Co. Ltd.	22,008
14,720	Shin Poong Pharmaceutical Co. Ltd.	67,590
1,115	Shinsegae Co. Ltd.	225,268
26,713	Shinsung Solar Energy Co. Ltd.(b)	39,005
15,480	Shinwon Corp.(b)	18,978
2,240	Shinyoung Securities Co. Ltd.	69,632
920	Silla Co. Ltd.	18,925
2,728	Simm Tech Co. Ltd.	20,092

Shares		Value
SOUTH KOREA (continued)
971	Sindo Co. Ltd.	$55,732
23,358	SK Broadband Co. Ltd.(b)	105,000
1,483	SK C&C Co. Ltd.	140,956
3,755	SK Chemicals Co. Ltd.	206,212
1,489	SK Gas Co. Ltd.	109,529
8,402	SK Holdings Co. Ltd.	1,327,129
91,900	SK Networks Co. Ltd.	679,381
49,520	SK Securities Co. Ltd.	49,342
8,900	SKC Co. Ltd.	285,245
4,390	SL Corp.	50,394
5,310	Songwon Industrial Co. Ltd.	51,690
31,976	Soulbrain Co. Ltd.	1,137,884
9,930	Ssangyong Cement Industrial Co. Ltd.(b)	62,648
5,618	STX Corp. Co. Ltd.	41,532
4,620	STX Engine Co. Ltd.	33,942
34,580	STX Offshore & Shipbuilding Co. Ltd.	221,340
5,270	STX Pan Ocean Co. Ltd.	27,441
2,270	Suheung Capsule Co. Ltd.	45,236
1,940	Sung Jin Geotec Co. Ltd.(b)	17,816
214	Sunjin Co. Ltd.	2,830
4,250	Tae Kyung Industrial Co. Ltd.	14,109
245	Taekwang Industrial Co. Ltd.	217,793
23,300	Taeyoung Engineering & Construction Co. Ltd.	118,755
8,004	Taihan Electric Wire Co. Ltd.(b)	29,622
16,710	Tailim Packaging Industrial Co. Ltd.	32,072
2,386	TCC Steel	9,270
16,216	Tera Resource Co. Ltd.(b)	18,540
10,260	TONGYANG Life Insurance	111,652
200	TONGYANG Moolsan Co. Ltd.	2,094
11,428	TONGYANG Securities, Inc.	42,504
16,668	TONGYANG, Inc.(b)	28,241
1,420	TS Corp.	35,470
21,743	Unid Co. Ltd.(d)	737,795
250	Union Steel	2,858
1,758	Unison Co. Ltd.(b)	9,041
5,350	Whanin Pharmaceutical Co. Ltd.	56,009
61,970	Woongjin Chemical Co. Ltd.(b)	55,714
9,550	Woongjin Energy Co. Ltd.(b)	21,794
1,000	Woongjin Thinkbig Co. Ltd.	7,200
6,008	Woori Financial Co. Ltd.	96,830
18,733	Woori Investment & Securities Co. Ltd.	212,460
1,620	Y G-1 Co. Ltd.	17,257
250	YESCO Co. Ltd.	6,865
6,970	Youlchon Chemical Co. Ltd.	53,063
345	Young Poong Corp.	307,955
2,294	Young Poong Precision Corp.	22,647
4,952	Youngone Corp.	172,354
2,598	Youngone Holdings Co. Ltd.	160,328
1,184	Yuhan Corp.	199,522
		67,755,120
58

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
SPAIN — 0.5%
12,490	Abengoa SA	$37,649
49,960	Abengoa SA - B Shares(b)	134,314
11,124	Acciona SA	894,463
37,960	Acerinox SA	420,478
19,671	ACS Actividades de Construccion y Servicios SA	471,950
1,811	Adolfo Dominguez SA(b)	11,311
1,520	Adveo Group International SA	22,104
3,295	Almirall SA	40,802
7,961	Amper SA(b)	19,349
7,185	Antena 3 de Television SA	42,242
3,330	Azkoyen SA(b)	7,008
962,513	Banco de Sabadell SA(b)	2,578,498
30,904	Banco Espanol de Credito SA	159,033
872,400	Banco Popular Espanol SA(b)	786,533
105,639	Bankinter SA	573,743
1,315	Baron de Ley(b)	85,865
18,045	Bolsas y Mercados Espanoles SA	505,585
20,024	Caja de Ahorros del Mediterraneo(b)(c)(d)	0
7,792	Campofrio Food Group SA(b)	50,784
5,568	Cementos Portland Valderrivas SA(b)	29,560
16,842	Cie Automotive SA	117,770
3,901	Codere SA(b)	20,816
485	Construcciones y Auxiliar de Ferrocarriles SA	242,931
28,489	Deoleo SA(b)	11,411
4,433	Dinamia Capital Privado Sociedad de Capital Riesgo SA	30,457
38,450	Distribuidora Internacional de Alimentacion SA	284,215
11,664	Duro Felguera SA	84,729
26,493	Ebro Foods SA	535,982
158,336	EDP Renovaveis SA(b)	902,947
7,969	Elecnor SA	102,035
82,978	Enagas SA	1,963,783
65,751	Ence Energia y Celulosa SA	196,408
25,768	Ercros SA(b)	18,019
43,820	Faes Farma SA	136,251
15,162	Fersa Energias Renovables SA(b)	7,308
12,842	Fluidra SA	46,905
18,668	Fomento de Construcciones y Contratas SA	252,459
75,684	Gamesa Corp. Tecnologica SA	179,219
40,242	Grifols SA(b)	1,368,738
2,189	Grifols SA - Class B(b)	57,988
31,966	Grupo Catalana Occidente SA	684,901
27,092	Grupo Ezentis SA(b)	6,290
10,030	Grupo Ezentis SA(b)(d)	2,329
2,010	Iberpapel Gestion SA	38,481
27,075	Indra Sistemas SA	353,983
893	Inmobiliaria Colonial SA(b)	1,782

Shares		Value
SPAIN (continued)
5,819	Laboratorios Farmaceuticos Rovi SA	$45,905
124,222	Mapfre SA	383,044
32,627	Mediaset Espana Comunicacion SA	246,267
7,673	Melia Hotels International SA	62,302
2,756	Miquel y Costas & Miquel SA	88,051
43,256	NH Hoteles SA(b)	170,325
34,034	Obrascon Huarte Lain SA	1,032,818
7,603	Papeles y Cartones de Europa SA	26,273
9,252	Pescanova SA	207,027
1,765	Prim SA	12,366
126,652	Promotora de Informaciones SA - Class A(b)	47,291
1,096,094	Prosegur Cia de Seguridad SA(d)	6,846,030
27,657	Realia Business SA(b)	35,299
22,104	Red Electrica Corp. SA	1,230,818
59,812	Sacyr Vallehermoso SA(b)	137,249
26,801	Sociedad Nacional de Industrias Apicaciones Celulosa Espanola SA(b)	24,745
12,491	Solaria Energia y Medio Ambiente SA(b)	13,483
2,247	Tecnicas Reunidas SA	114,304
9,564	Telecomunicaciones y Energia	16,752
41,405	Tubacex SA(b)	141,111
34,984	Tubos Reunidos SA	88,589
8,830	Vidrala SA	285,345
15,581	Viscofan SA	814,920
7,537	Vocento SA(b)	12,434
3,633	Vueling Airlines SA(b)	38,378
22,996	Zardoya Otis SA	353,141
13,261	Zeltia SA(b)	24,398
		27,018,073
SWEDEN — 0.9%
13,070	AarhusKarlshamn AB	557,102
24,738	Acando AB	61,477
1,487	Active Biotech AB(b)	11,250
3,083	AddNode Group AB	19,251
2,555	AddTech AB - Class B	77,761
307,610	AF AB - B Shares(d)	7,450,937
2,158	Arise Windpower AB(b)	8,995
794	Atrium Ljungberg AB - B Shares	11,115
1,644	Avanza Bank Holding AB	40,080
8,149	Axfood AB	337,349
14,516	Axis Communications AB	360,740
4,907	B&B Tools AB - Class B	53,833
15,977	BE Group AB	48,500
2,816	Beijer AB G&L - Class B	51,268
6,098	Beijer Alma AB	117,973
2,038	Beijer Electronics AB	21,156
11,117	Betsson AB	372,441
17,184	Bilia AB - A Shares	296,632
59

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
SWEDEN (continued)
72,372	BillerudKorsnas AB	$771,205
4,165	BioGaia AB - Class B	110,711
24,799	Biotage AB	33,545
1,759	Bjoern Borg AB	11,039
293,940	Boliden AB	5,436,955
23,579	Bure Equity AB	87,153
11,928	Byggmax Group AB	67,540
18,040	Castellum AB	266,152
2,600	Catena AB	29,444
3,945	CDON Group AB(b)	22,152
6,345	Cision AB(b)	55,887
4,046	Clas Ohlson AB - Class B	60,456
10,828	Concordia Maritime AB - Class B	17,712
1,753	Connecta AB	13,455
19,770	CyberCom Group AB(b)	4,851
6,462	Duni AB	58,950
4,322	East Capital Explorer AB	36,199
55,809	Electrolux AB - Class B	1,474,699
123,512	Elekta AB - Class B	1,837,765
2,573	Enea AB	18,940
36,561	Eniro AB(b)	83,383
15,073	Fabege AB	164,769
741	Fagerhult AB	21,387
6,050	Fastighets AB Balder - Class B(b)	41,203
96,813	Getinge AB - Class B	2,987,600
9,616	Gunnebo AB	41,290
15,931	Hakon Invest AB	326,997
22,340	Haldex AB	133,523
227,906	Hexagon AB - Class B	6,122,564
11,372	Hexpol AB	629,607
8,094	HIQ International AB	49,141
440	HMS Networks AB	7,509
7,672	Hoganas AB - Class B	317,361
22,300	Holmen AB - Class B	687,816
7,179	Hufvudstaden AB - Class A	92,873
22,054	Husqvarna AB - Class A	142,914
112,222	Husqvarna AB - Class B	725,983
11,328	Industrial & Financial Systems - Class B	192,873
5,489	Indutrade AB	179,575
31,357	Intrum Justitia AB	507,997
39,593	JM AB	814,235
111,108	KappAhl AB(b)	83,184
6,105	Klovern AB	26,310
18,031	KNOW IT AB	141,234
14,357	Kungsleden AB	88,745
2,706	Lagercrantz AB - Class B	33,198
16,891	Lindab International AB	120,907
31,173	Loomis AB - Class B	517,274
75,113	Lundin Petroleum AB(b)	1,929,261
100,014	Meda AB - Class A	1,168,798
4,303	Medivir AB - Class B(b)	52,114
7,277	Mekonomen AB	258,673
29,549	Micronic Mydata AB(b)	55,539

Shares		Value
SWEDEN (continued)
1,715	MQ Holding AB	$5,098
900	NCC AB - Class A	20,965
39,737	NCC AB - Class B	926,260
2,159	Nederman Holding AB	47,881
3,937	Net Entertainment NE AB - Class B	52,325
56,096	Net Insight AB - Class B(b)	14,558
49,418	New Wave Group AB - Class B	227,742
9,358	Nibe Industrier AB - Class B	147,188
61,798	Nobia AB(b)	375,190
8,614	Nolato AB - Class B	118,212
8,208	Nordnet AB - Class B	26,466
6,243	Northland Resources SA(b)	1,189
5,718	Orexo AB(b)	50,139
176,445	PA Resources AB(b)	2,220
55,121	Peab AB	287,142
50,315	Pricer AB - Class B	68,850
1,152	Proact IT Group AB	18,165
23,300	Proffice AB - Class B	80,991
97,544	Ratos AB - Class B	940,483
4,226	ReadSoft AB - Class B	14,690
10,197	Rederi AB Transatlantic(b)	10,425
8,898	Rezidor Hotel Group AB(b)	38,907
49,500	RNB Retail and Brands AB(b)	9,732
36,090	Rottneros AB	13,623
22,865	Saab AB - Class B	494,497
115	Sagax AB	3,654
48,868	SAS AB(b)	104,149
4,652	Sectra AB - Class B	35,268
33,791	Securitas AB - Class B	315,968
3,842	Semcon AB(b)	33,236
39,832	Skanska AB - Class B	677,248
6,034	SkiStar AB	78,772
19,483	SSAB AB - Class A	161,034
26,308	SSAB AB - Class B	188,067
1,648	Studsvik AB	8,139
8,924	Sweco AB - Class B	103,165
21,190	Swedish Orphan Biovitrum AB(b)	126,983
2,770	Systemair AB	41,608
5,196	TradeDoubler AB	10,951
95,263	Trelleborg AB - Class B	1,223,405
3,694	Vitrolife AB	23,763
8,602	Wallenstam AB - Class B	107,223
6,774	Wihlborgs Fastigheter AB	108,410
3,225	Xvivo Perfusion AB(b)	10,145
		46,412,633
SWITZERLAND — 1.5%
1,011	Acino Holding AG	104,983
3,861	Actelion Ltd.	191,342
564	Advanced Digital Broadcast Holdings SA(b)	8,243
8,701	AFG Arbonia-Forster Holding(b)	235,679
60

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
SWITZERLAND (continued)
235,000	Allied World Assurance Co. Holdings AG	$19,935,050
8,646	Allreal Holding AG	1,311,080
55	Alpiq Holding AG	6,950
934	ALSO-Actebis Holding AG	49,263
314	APG SGA SA	70,042
70,135	Aryzta AG	3,941,987
4,837	Ascom Holding AG	54,214
323	Autoneum Holding AG(b)	19,343
1,807	Bachem Holding AG - Class B	75,056
32,904	Baloise Holding AG	2,979,275
1,857	Bank Coop AG	110,700
277	Banque Cantonale de Geneve	64,376
2,108	Banque Cantonale Vaudoise	1,126,328
6	Banque Privee Edmond de Rothschild SA	116,697
728	Barry Callebaut AG	733,160
372	Basilea Pharmaceutica(b)	20,643
2,881	Basler Kantonalbank	312,144
99	Belimo Holding AG	196,792
39	Bell AG	91,966
752	Bellevue Group AG	7,412
1,916	Berner Kantonalbank AG	539,503
344	BKW AG	11,907
551	Bobst Group AG(b)	17,195
959	Bossard Holding AG	157,541
3,886	Bucher Industries AG	815,588
1,281	Burckhardt Compression Holding AG	452,548
36	Carlo Gavazzi Holding AG	7,951
74	Centralschweizerische Kraftwerke AG	26,834
178	Cham Paper Holding AG(b)	32,997
1,088	Charles Voegele Holding AG - Class A(b)	21,938
131	Cicor Technologies(b)	3,786
893	Cie Financiere Tradition SA	51,271
80,593	Clariant AG	1,104,329
1,178	Coltene Holding AG	45,046
35	Conzzeta AG	67,304
3,284	Daetwyler Holding AG	339,208
3,873	Dufry AG(b)	528,997
830	EFG International AG	9,759
1,100	Emmi AG	302,181
2,683	EMS-Chemie Holding AG	682,506
4,343	Energiedienst Holding AG(d)	187,073
18,150	Ferrexpo Plc	73,289
2,933	Flughafen Zuerich AG	1,306,080
530	Forbo Holding AG	356,129
1,617	Galenica AG	963,928
89,347	GAM Holding AG	1,472,672
1,495	Gategroup Holding AG	37,455
8,060	Geberit AG	1,884,696
3,379	Georg Fischer AG	1,444,350
598	Givaudan SA	664,992
360	Gurit Holding AG	163,376

Shares		Value
SWITZERLAND (continued)
4,832	Helvetia Holdings AG	$1,972,516
4,946	Highlight Communications AG	30,455
1,239	Huber & Suhner AG	63,036
5,293	Implenia AG	261,437
249	Inficon Holding AG	68,403
187,480	Informa Plc	1,424,268
128	Interroll Holding AG	54,678
104	Intershop Holdings	37,312
178,605	Julius Baer Group Ltd.	7,310,627
821	Kaba Holding AG - Class B	346,425
1,015	Kardex AG(b)	29,166
1,899	Komax Holding AG	174,135
3,822	Kudelski SA(b)	44,098
734	Kuoni Reisen Holding AG	222,809
161	LEM Holding SA	100,664
1,026	LifeWatch AG(b)	8,162
15	Lindt & Spruengli AG	609,857
6,756	Logitech International SA	45,433
7,813	Lonza Group AG	460,169
1,434	Luzerner Kantonalbank AG	557,811
52	Metall Zug AG - Class B	115,422
23,083	Meyer Burger Technology AG(b)	215,091
20,313	Micronas Semiconductor Holding	188,164
677	Mikron Holding AG	4,181
9,148	Mobilezone Holding AG	97,004
3,918	Mobimo Holding AG	917,020
726	Nobel Biocare Holding AG	7,611
117,608	OC Oerlikon Corp AG(b)	1,447,404
587	Orascom Development Holding AG(b)	7,482
417	Orell Fuessli Holding AG	43,095
153	Orior AG	8,775
5,338	Panalpina Welttransport Holding AG	538,170
1,305	Partners Group Holding AG	306,443
281	Phoenix Mecano AG	136,092
3,798	PSP Swiss Property AG	364,129
78	PubliGroupe SA	12,428
352	Rieter Holding AG	68,849
154	Romande Energie Holding SA(d)	191,051
144	Schaffner Holding AG	36,457
8,537	Schmolz & Bickenbach AG	24,109
456	Schweiter Technologies AG	277,092
8,630	Schweizerishe National-Versicherungs-Gesellsschaft AG	424,364
588	Siegfried Holding AG	74,304
894	Sika AG	2,255,507
120	Societa Elettrica Sopracenerina SA	24,210
4,650	Sonova Holding AG	538,042
1,426	St. Galler Kantonalbank AG	606,800
308,724	STMicroelectronics NV	2,657,619
61

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
SWITZERLAND (continued)
751	Straumann Holding AG	$101,173
14,484	Sulzer AG	2,279,115
14,003	Swiss Life Holding AG	2,104,951
161,767	Swisslog Holding AG	200,864
2,762	Swissquote Group Holding SA	96,361
955	Tamedia AG	113,125
3,453	Tecan Group AG	327,068
5,017	Temenos Group AG(b)	102,540
4,883	Tornos Holding AG(b)	32,999
1,732	U-Blox AG	81,932
43	Valartis Group AG(b)	1,030
4,767	Valiant Holding AG	473,531
2,865	Valora Holding AG	627,431
380	Vaudoise Assurances Holding SA - Class B	133,619
47	Vetropack Holding AG	95,544
19,476	Von Roll Holding AG(b)	43,658
19,524	Vontobel Holding AG	628,595
1,036	VZ Holding AG	142,300
3	Walliser Kantonalbank	2,815
390	Walter Meier AG - Class A	104,351
915	Ypsomed Holding AG	57,209
4,167	Zehnder Group AG	197,349
1,427	Zueblin Immobilien Holding AG(b)	4,359
52	Zug Estates Holding AG - B Shares(b)	71,425
31	Zuger Kantonalbank AG	167,255
		79,134,129
TAIWAN — 1.2%
14,000	Ability Enterprise Co. Ltd.	13,158
119,000	Accton Technology Corp.	64,484
679,000	Acer, Inc.(b)	599,053
16,000	Achem Technology Corp.	7,722
149,497	Action Electronics Co. Ltd.(b)	36,455
43,000	A-DATA Technology Co. Ltd.	52,063
18,400	Adlink Technology, Inc.	21,312
54,060	Advancetek Enterprise Co. Ltd.	53,004
79,637	Advantech Co. Ltd.	333,096
110,027	AGV Products Corp.(b)	37,823
1,000	ALI Corp.	1,111
123,000	Alpha Networks, Inc.	81,232
134,215	Altek Corp.	74,093
120,000	Ambassador Hotel (The)	123,550
18,000	AMPOC Far-East Co. Ltd.	15,637
108,830	AmTRAN Technology Co. Ltd.	78,140
2,000	Anpec Electronics Corp.	1,233
14,000	APCB, Inc.	8,985
22,552	Apex Biotechnology Corp.	58,659
34,320	Apex Science & Engineering	11,565
29,000	Ardentec Corp.	19,152
83,427	Arima Communications Corp.	41,111
79,000	Asia Optical Co., Inc.(b)	81,337
141,000	Asia Polymer Corp.	127,741
103,100	Asia Vital Components Co. Ltd.	57,440

Shares		Value
TAIWAN (continued)
9,000	ASROCK, Inc.	$31,853
11,000	Aten International Co. Ltd.	16,169
12,000	AU Optronics Corp.(b)	4,897
56,000	Audix Corp.	50,450
19,000	Aurora Corp.	27,895
47,000	Aurora Systems Corp.	45,923
13,000	AV Tech Corp.	39,846
22,270	Avermedia Technologies, Inc.	11,163
9,000	Avision, Inc.	2,621
17,850	Awea Mechantronic Co. Ltd.	18,952
157,595	Bank of Kaohsiung(b)	49,851
13,000	Basso Industry Corp.	8,321
1,293,350	BES Engineering Corp.	355,243
16,000	Biostar Microtech International Corp.	6,123
62,000	C Sun Manufacturing Ltd.	41,996
76,659	Cameo Communications, Inc.(b)	19,342
228,781	Capital Securities Corp.	89,106
81,000	Career Technology Manufacturing Co. Ltd.	103,148
117,000	Carnival Industrial Corp.(b)	37,208
7,000	Cathay Chemical Works	3,011
226,000	Cathay No. 1 REIT	139,305
23,000	Cathay No. 2 REIT	12,775
189,000	Cathay Real Estate Development Co. Ltd.	93,775
38,000	Central Reinsurance Co. Ltd.(b)	17,760
47,000	ChainQui Construction Development Co. Ltd.	30,881
21,000	Champion Building Materials Co. Ltd.	7,788
10,065	Chang Wah Electromaterials, Inc.	31,804
127,000	Charoen Pokphand Enterprise	64,948
13,000	CHC Resources Corp.	22,631
811,920	Cheng Loong Corp.	335,476
169,797	Cheng Uei Precision Industry Co. Ltd.	319,737
19,000	Chenming Mold Industry Corp.(b)	14,832
380,659	Chia Hsin Cement Corp.	179,200
200,226	Chicony Electronics Co. Ltd.	555,383
120,120	Chien Kuo Construction Co. Ltd.	57,769
379,744	China Airlines Ltd.(b)	166,552
47,000	China Chemical & Pharmaceutical Co. Ltd.	31,915
984,000	China Development Financial Holding Corp.(b)	271,940
14,000	China Ecotek Corp.	35,135
253,000	China General Plastics Corp.(b)	134,098
22,000	China Glaze Co. Ltd.	11,176
716,391	China Life Insurance Co. Ltd.(b)	708,469
1,005,505	China Manmade Fibers Corp.(b)	366,084
62

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
TAIWAN (continued)
58,802	China Metal Products	$57,953
521,391	China Motor Corp.	475,011
880,881	China Petrochemical Development Corp.	541,479
489,114	China Steel Chemical Corp.	2,418,527
77,000	China Steel Structure Co. Ltd.	82,929
194,616	China Synthetic Rubber Corp.	211,579
96,000	China Wire & Cable Co. Ltd.(b)	35,439
20,000	Chinese Maritime Transport Ltd.	26,011
96,883	Chin-Poon Industrial Co.	102,045
6,000	Chipbond Technology Corp.	12,355
17,574	Chong Hong Construction Co.	58,329
35,876	Chroma ATE, Inc.	76,912
92,000	Chun Yu Works & Co. Ltd.(b)	37,079
338,779	Chun Yuan Steel	133,095
79,000	Chung Hsin Electric & Machinery Manufacturing Corp.	42,809
156,339	Chung Hung Steel Corp.(b)	53,743
198,240	Chung Hwa Pulp Corp.(b)	69,154
228,000	Chunghwa Picture Tubes Ltd.(b)	6,641
153,348	Clevo Co.	212,936
749,000	CMC Magnetics Corp.(b)	117,196
127,182	Collins Co. Ltd.	49,320
87,150	Compal Communications, Inc.(b)	93,713
810,000	Compeq Manufacturing Co.	311,364
163,689	Continental Holdings Corp.	63,199
149,000	Coretronic Corp.	115,308
74,000	Cosmos Bank Taiwan(b)	27,067
30,000	Coxon Precise Industrial Co. Ltd.	63,604
298,700	CSBC Corp. Taiwan	182,600
203,838	CTCI Corp.	390,051
4,000	Cyberlink Corp.	12,369
15,460	CyberTAN Technology, Inc.	12,985
76,000	DA CIN Construction Co. Ltd.	52,895
76,000	Darfon Electronics Corp.	48,004
66,201	Delpha Construction Co. Ltd.	20,851
2,000	Depo Auto Parts Industrial Co. Ltd.	4,708
17,000	DFI, Inc.	15,747
186,712	D-Link Corp.	116,353
42,183	Dynamic Electronics Co. Ltd.	13,358
81,000	E Ink Holdings, Inc.	59,667
3,069,162	E.Sun Financial Holding Co. Ltd.	1,756,688
60,000	Eastern Media International Corp.(b)	8,535
85,956	Eclat Textile Co. Ltd.	363,893
94,000	Edimax Technology Co. Ltd.(b)	41,864
11,000	Edom Technology Co. Ltd.	4,079
34,320	Elan Microelectronics Corp.	63,580
14,000	E-LIFE MALL Corp.	32,432
21,000	Elite Advanced Laser Corp.	37,055

Shares		Value
TAIWAN (continued)
27,967	Elite Material Co. Ltd.	$27,942
38,000	Elite Semiconductor Memory Technology, Inc.	28,764
205,789	Elitegroup Computer Systems Co. Ltd.	64,190
160,000	Entie Commercial Bank	97,539
124,000	Epistar Corp.	235,599
210,492	Eternal Chemical Co. Ltd.	180,362
676,609	Eva Airways Corp.(b)	433,099
40,000	Everest Textile Co. Ltd.(b)	9,632
148,000	Evergreen International Storage & Transport Corp.	97,743
428,197	Evergreen Marine Corp. Taiwan Ltd.(b)	269,014
194,145	Everlight Chemical Industrial Corp.	136,108
51,643	Everlight Electronics Co. Ltd.	72,410
1,000	Everspring Industry Co.(b)	679
59,373	Excelsior Medical Co. Ltd.	112,406
389,190	Far Eastern Department Stores Co. Ltd.	385,545
1,015,365	Far Eastern International Bank	410,940
16,797	Faraday Technology Corp.	21,049
43,000	Farglory F T Z Investment Holding Co. Ltd.(b)	30,728
68,000	Farglory Land Development Co. Ltd.	125,284
289,971	Federal Corp.	211,636
182,320	Feng Hsin Iron & Steel Co.	327,264
36,208	Feng TAY Enterprise Co. Ltd.	44,024
91,000	First Copper Technology Co. Ltd.(b)	30,974
51,914	First Hotel	34,461
119,000	First Insurance Co. Ltd.	64,686
81,256	First Steamship Co. Ltd.	65,222
54,915	FLEXium Interconnect, Inc.	185,985
7,621	Flytech Technology Co. Ltd.	18,610
106,761	Forhouse Corp.	54,237
13,000	Formosa Advanced Technologies Co. Ltd.	7,309
75,000	Formosa Epitaxy, Inc.(b)	54,358
10,751	Formosa International Hotels Corp.	131,445
48,203	Formosa Oilseed Processing	20,978
729,000	Formosa Taffeta Co. Ltd.	703,656
347,000	Formosan Rubber Group, Inc.	250,321
187,628	Formosan Union Chemical	100,084
33,000	Fortune Electric Co. Ltd.	13,300
66,179	Founding Construction & Development Co. Ltd.	46,956
86,000	Froch Enterprise Co. Ltd.(b)	30,874
100,022	FSP Technology, Inc.	89,431
1,710	FU I Industrial	3,127
35,000	Fubon No. 1 REIT	21,574
89,000	Fubon No. 2 REIT	44,309
57,800	Fullerton Technology Co. Ltd.	49,037
56,000	Fulltech Fiber Glass Corp.	25,604
63

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
TAIWAN (continued)
113,284	Fwusow Industry Co. Ltd.	$58,510
25,000	G Shank Enterprise Co. Ltd.	15,198
49,101	Gemtek Technology Corp.	65,686
78,051	Genesis Photonics, Inc.(b)	61,063
11,000	Genius Electronic Optical Co. Ltd.	74,882
5,662	GeoVision, Inc.	23,586
341,000	Getac Technology Corp.	176,121
512,143	Giant Manufacturing Co. Ltd.	2,723,196
29,000	Giantplus Technology Co. Ltd.(b)	8,260
154,781	Gigabyte Technology Co. Ltd.	133,149
56,274	Gigastorage Corp.	39,166
176,000	Ginko International Co. Ltd.	2,229,319
91,297	Gintech Energy Corp.(b)	89,360
71,133	Global Brands Manufacture Ltd.	24,212
102,000	Globe Union Industrial Corp.	52,336
16,000	Gloria Material Technology Corp.	13,032
293,770	Gold Circuit Electronics Ltd.(b)	58,303
343,852	Goldsun Development & Construction Co. Ltd.	133,341
18,900	Good Will Instrument Co. Ltd.	11,170
886,000	Grand Pacific Petrochemical	457,606
19,000	Grape King Industrial Co.	48,648
59,000	Great China Metal Industry	67,839
66,000	Great Taipei Gas Co. Ltd.	46,717
163,036	Great Wall Enterprise Co. Ltd.	149,085
67,353	Green Energy Technology, Inc.(b)	58,852
17,000	GTM Corp.(b)	8,780
71,214	Hannstar Board Corp.	31,595
554,000	HannStar Display Corp.(b)	62,668
15,115	HannsTouch Solution, Inc.(b)	5,083
38,641	Harvatek Corp.	16,882
168,000	Hey Song Corp.	218,488
145,188	Highwealth Construction Corp.	301,425
31,620	Hitron Technology, Inc.	16,974
90,300	Hiwin Technologies Corp.	724,810
285,448	Ho Tung Chemical Corp.(b)	133,895
139,000	Hocheng Corp.	42,792
45,320	Hold-Key Electric Wire & Cable Co. Ltd.	17,191
28,800	Holiday Entertainment Co. Ltd.	39,260
43,135	Holy Stone Enterprise Co. Ltd.	37,399
25,000	Hong Tai Electric Industrial	8,552
12,000	Howarm Construction Co. Ltd.	8,291
166,678	Hsin Kuang Steel Co. Ltd.	124,473
63,326	Hsing TA Cement Co.	22,412
316,000	HUA ENG Wire & Cable Co. Ltd.(b)	118,260
13,479	Huaku Development Co. Ltd.	33,234
39,000	Huang Hsiang Construction Co.	100,384
138,514	Hung Poo Real Estate Development Corp.	141,908
102,000	Hung Sheng Construction Co. Ltd.	65,981

Shares		Value
TAIWAN (continued)
78,000	Hwa Fong Rubber Co. Ltd.(b)	$16,114
118,341	Ichia Technologies, Inc.(b)	58,115
51,000	I-Chiun Precision Industry Co. Ltd.(b)	32,645
123,500	ICP Electronics, Inc.	167,726
17,000	Infortrend Technology, Inc.	10,479
171,000	Innolux Corp.(b)	88,898
523,000	Inotera Memories, Inc.(b)	87,679
600,155	Inventec Corp.	239,847
24,000	I-Sheng Electric Wire & Cable Co. Ltd.	34,342
14,000	ITE Technology, Inc.(b)	11,308
13,000	Jess-Link Products Co. Ltd.(b)	11,051
84,000	Jih Sun Financial Holdings Co. Ltd.	25,689
3,090	Johnson Health Tech Co. Ltd.	7,985
44,000	Kang Na Hsiung Enterprise Co. Ltd.	19,745
35,000	Kaulin Manufacturing Co. Ltd.	21,396
134,823	KEE TAI Properties Co. Ltd.	99,999
177,949	Kenda Rubber Industrial Co. Ltd.	238,660
15,000	Kenmec Mechanical Engineering Co. Ltd.	5,487
87,000	Kerry TJ Logistics Co. Ltd.	137,602
217,000	Kindom Construction Co.	178,221
204,000	King Slide Works Co. Ltd.	1,336,901
353,184	King Yuan Electronics Co. Ltd.	209,328
555,185	King’s Town Bank(b)	483,236
49,532	King’s Town Construction Co. Ltd.	50,997
47,000	Kinik Co.	75,053
37,000	Kinko Optical Co. Ltd.	47,368
323,343	Kinpo Electronics, Inc.	72,714
102,000	Kinsus Interconnect Technology Corp.	319,889
16,328	KS Terminals, Inc.	12,055
16,000	Kung Long Batteries Industrial Co. Ltd.	35,764
183,000	Kuoyang Construction Co. Ltd .	102,264
238,800	Kwong Fong Industries(b)	139,108
78,000	KYE Systems Corp.(b)	23,643
62,000	L&K Engineering Co. Ltd.	58,585
125,280	LAN FA Textile	36,574
3,000	Largan Precision Co. Ltd.	78,540
66,478	LCY Chemical Corp.	88,145
4,828	Leader Electronics, Inc.	3,189
282,410	Lealea Enterprise Co. Ltd.	106,646
21,826	Ledtech Electronics Corp.	8,464
36,638	Leofoo Development Co. Ltd.(b)	19,667
66,991	LES Enphants Co. Ltd.	54,225
316,695	Li Peng Enterprise Co. Ltd.(b)	113,157
26,522	Lian Hwa Food Corp.	32,561
446,362	Lien Hwa Industrial Corp.	296,300
235,000	Lingsen Precision Industries Ltd.	121,772
64

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
TAIWAN (continued)
98,579	LITE-ON IT Corp.	$95,653
104,000	Lite-On Semiconductor Corp.	52,658
97,178	Lite-On Technology Corp.	139,877
179,000	Long Bon International Co. Ltd.(b)	209,454
249,547	Long Chen Paper Co. Ltd.(b)	68,289
12,000	Longwell Co.	10,994
2,451	Lotes Co. Ltd.	7,180
69,000	Lucky Cement Corp.(b)	15,774
30,939	Lumax International Corp. Ltd.	70,205
6,000	Lung Yen Life Service Corp.	18,004
998,936	Macronix International	287,571
27,000	Makalot Industrial Co. Ltd.	88,334
67,000	Marketech International Corp.	41,298
411,000	Masterlink Securities Corp.	134,325
64,152	Mayer Steel Pipe Corp.(b)	26,833
9,000	Maywufa Co. Ltd.	4,633
75,440	Meiloon Industrial Co. Ltd.	31,299
135,360	Mercuries & Associates Ltd.	126,070
50,600	Merida Industry Co. Ltd.	231,351
24,341	Merry Electronics Co. Ltd.	33,140
34,000	Microelectronics Technology, Inc.(b)	15,373
202,404	Micro-Star International Co. Ltd.	93,571
64,000	MIN AIK Technology Co. Ltd.	198,764
54,590	Mirle Automation Corp.	38,086
293,000	Mitac International Corp.	109,652
30,822	Mosel Vitelic, Inc.(b)	7,422
42,000	Motech Industries Inc.(b)	47,083
4,000	Nak Sealing Technologies Corp.	6,828
174,590	Nan Kang Rubber Tire Co. Ltd.	204,590
52,383	Nan Ya Printed Circuit Board Corp.	65,287
99,902	Nantex Industry Co. Ltd.	68,177
127,872	Nanya Technology Corp.(b)	11,866
32,000	National Petroleum Co. Ltd.	32,242
123,000	Neo Solar Power Corp.(b)	93,729
3,326	New Asia Construction & Development Corp.	942
25,848	Nichidenbo Corp.	18,778
72,838	Nien Hsing Textile Co. Ltd.	51,311
21,000	Novatek Microelectronics Corp.	83,569
34,000	Ocean Plastics Co. Ltd.(b)	28,615
84,000	OptoTech Corp.	34,139
71,000	Orient Semiconductor Electronics Ltd.(b)	9,522
214,500	Oriental Union Chemical Corp.	253,537
600,000	Pacific Hospital Supply Co. Ltd.(d)	1,700,845
99,453	Pan Jit International, Inc.(b)	37,893
53,086	Pan-International Industrial(b)	49,532
4,200	Paragon Technologies Co. Ltd.	5,213
98,746	Phihong Technology Co. Ltd.	86,952
18,890	Phytohealth Corp.(b)	30,037

Shares		Value
TAIWAN (continued)
4,000	Portwell, Inc.	$3,956
213,715	Pou Chen Corp.	213,523
13,000	Powertech Industrial Co. Ltd.(b)	7,639
86,200	Powertech Technology, Inc.	129,622
603,807	President Securities Corp.(b)	349,689
336,110	Prince Housing & Development Corp.	234,497
121,000	Prodisc Technology, Inc.(b)(c)(d)	0
26,000	Promate Electronic Co. Ltd.	21,530
428,520	Qisda Corp.(b)	104,929
151,084	Quintain Steel Co. Ltd.	40,679
147,581	Radiant Opto-Electronics Corp.	572,300
381,744	Radium Life Tech Co. Ltd.	363,301
40,421	Realtek Semiconductor Corp.	90,626
85,562	Rechi Precision Co. Ltd.	75,343
29,348	Rexon Industrial Corp. Ltd.(b)	9,244
117,000	Rich Development Co. Ltd.	63,203
11,370	Richtek Technology Corp.	68,351
844,398	Ritek Corp.(b)	102,095
209,403	Ruentex Development Co. Ltd .	460,982
129,472	Ruentex Industries Ltd.	328,871
150,335	Sampo Corp.	51,679
31,626	San Fang Chemical Industry Co. Ltd.	25,385
702,080	Sanyang Industrial Co. Ltd.(b)	502,904
21,000	Sanyo Electric Taiwan Co. Ltd.	21,977
7,000	Senao International Co. Ltd.	22,522
37,000	Sercomm Corp.	54,761
20,000	Sesoda Corp.	21,879
33,000	Sheng Yu Steel Co. Ltd.	20,844
16,360	ShenMao Technology, Inc.	17,537
108,000	Shihlin Electric & Engineering Corp.	130,581
32,000	Shihlin Paper Corp.(b)	51,913
5,172,000	Shin Kong Financial Holding Co. Ltd.(b)	1,459,122
85,000	Shin Kong No.1 REIT	43,182
69,078	Shining Building Business Co. Ltd.(b)	54,511
119,000	Shinkong Insurance Co. Ltd.	82,016
593,314	Shinkong Synthetic Fibers Corp.	191,499
79,000	Shinkong Textile Co. Ltd.	103,544
44,000	Shuttle, Inc.(b)	15,274
95,000	Sigurd Microelectronics Corp.	85,584
182,000	Silicon Integrated Systems Corp.(b)	64,413
121	Silitech Technology Corp.	227
11,000	Simplo Technology Co. Ltd.	51,225
85,000	Sinbon Electronics Co. Ltd.	76,431
75,170	Sincere Navigation Corp.	68,229
27,000	Sino-American Silicon Products, Inc.	36,257
107,000	Sinon Corp.	50,734
65

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
TAIWAN (continued)
13,486	Sinphar Pharmaceutical Co. Ltd.	$14,753
46,443	Sinyi Realty Co.	71,411
20,000	Sitronix Technology Corp.	28,246
6,000	Soft-World International Corp.	11,684
50,000	Solomon Technology Corp.(b)	19,897
38,000	Solytech Enterprise Corp.(b)	11,905
15,000	Sonix Technology Co. Ltd.	21,413
132,000	Southeast Cement Co. Ltd.	61,247
8,560	Standard Chemical & Pharmaceutical Co.	7,828
76,646	Standard Foods Corp.	214,157
33,000	Stark Technology, Inc.	27,717
22,000	Sunonwealth Electric Machine Industry Co. Ltd.	13,561
101,399	Sunplus Technology Co. Ltd.(b).	30,049
27,000	Sunrex Technology Corp.	11,019
24,000	Sunspring Metal Corp.	24,222
48,000	Supreme Electronics Co. Ltd.	23,084
83,980	Sweeten Construction Co. Ltd.	53,329
31,000	Synnex Technology International Corp.	62,889
132,111	TA Chen Stainless Pipe Co. Ltd.	67,115
393,666	TA Chong Bank Ltd.(b)	135,993
409,340	Ta Ya Electric Wire & Cable.	97,876
70,000	Tah Hsin Industrial Co. Ltd.	71,952
41,217	TA-I Technology Co. Ltd.	24,499
374,789	Taichung Commercial Bank.	135,184
11,000	Taiflex Scientific Co. Ltd.	13,766
78,000	Tainan Enterprises Co. Ltd.	81,100
909,037	Tainan Spinning Co. Ltd.	435,638
1,757,670	Taishin Financial Holding Co. Ltd.	696,484
71,716	Taisun Enterprise Co. Ltd.	38,255
168,924	Taita Chemical Co. Ltd.	56,124
12,000	Taiwan Acceptance Corp.	28,977
2,502,107	Taiwan Business Bank(b)	761,822
137,088	Taiwan Cogeneration Corp.	90,536
71,000	Taiwan Fertilizer Co. Ltd.	176,018
103,320	Taiwan Fire & Marine Insurance Co.	76,108
65,000	Taiwan FU Hsing Industrial Co. Ltd.	58,998
324,223	Taiwan Glass Industrial Corp.	317,893
71,468	Taiwan Hon Chuan Enterprise Co. Ltd.	177,905
217,734	Taiwan Land Development Corp.(b)	83,328
35,958	Taiwan Life Insurance Co. Ltd.(b)	28,010
92,150	Taiwan Mask Corp.	31,833
82,544	Taiwan Navigation Co. Ltd.	67,234
190,032	Taiwan Paiho Ltd.	109,412
95,120	Taiwan Pulp & Paper Corp.	30,025
18,360	Taiwan Sakura Corp.	10,757
86,117	Taiwan Secom Co. Ltd.	190,162
7,000	Taiwan Semiconductor Co. Ltd.	3,094

Shares		Value
TAIWAN (continued)
101,000	Taiwan Sogo Shin Kong Security Co. Ltd.	$120,920
94,000	Taiwan Styrene Monomer(b)(c)(d)	20,279
45,000	Taiwan Surface Mounting Technology Co. Ltd.	66,830
136,469	Taiwan TEA Corp.	75,106
95,000	Taiyen Biotech Co. Ltd.	67,084
597,634	Tatung Co. Ltd.(b)	161,925
1,553,000	Teco Electric and Machinery Co. Ltd.	1,291,252
10,000	Tecom Co. Ltd.(b)	694
10,000	Tekcore Co. Ltd.(b)	4,420
13,000	Ten Ren Tea Co. Ltd.	19,879
29,000	ThaiLin Semiconductor Corp.(b)	10,509
17,000	Thinking Electronic Industrial Co. Ltd.	16,553
59,049	Thye Ming Industrial Co, Ltd.	64,596
513,100	Ton Yi Industrial Corp.	298,895
61,180	Tong Yang Industry Co. Ltd.	54,702
78,132	Tong-Tai Machine & Tool Co. Ltd.	62,053
71,939	Topco Scientific Co. Ltd.	119,628
30,518	Topoint Technology Co. Ltd.	18,398
24,137	Transcend Information, Inc.	65,970
27,122	Tripod Technology Corp.	54,655
36,988	Tsann Kuen Enterprise Co. Ltd.	72,782
167,802	TSRC Corp.	340,418
22,000	TTET Union Corp.	38,968
13,000	TTY Biopharm Co. Ltd.	47,551
560,315	Tung Ho Steel Enterprise Corp.	565,505
27,815	TXC Corp.	44,841
48,271	TYC Brother Industrial Co. Ltd.	17,493
251,303	Tycoons Group Enterprise(b)	53,790
42,253	Tyntek Corp.(b)	11,234
26,414	TZE Shin International Co. Ltd.	13,464
26,000	U-Ming Marine Transport Corp.	42,003
223,288	Unimicron Technology Corp.	223,088
288,153	Union Bank of Taiwan(b)	113,206
30,769	Union Insurance Co. Ltd.(b)	15,735
179,037	Unitech Printed Circuit Board Corp.	60,090
134,000	United Integrated Services Co. Ltd.	112,096
19,196	Unity Opto Technology Co. Ltd.(b)	17,845
283,000	Universal Cement Corp.	162,938
40,000	Universal Microelectronics Co. Ltd.(b)	9,984
137,416	Unizyx Holding Corp.	70,741
166,595	UPC Technology Corp.	93,097
274,337	USI Corp.	216,485
9,000	U-Tech Media Corp.(b)	1,640
29,000	Vanguard International Semiconductor Corp.	21,068
56,800	Ve Wong Corp.	39,147
66

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
TAIWAN (continued)
27,674	Via Technologies, Inc.(b)	$22,072
16,000	Visual Photonics Epitaxy Co. Ltd.	18,695
4,000	Wafer Works Corp.	2,161
117,000	Wah Lee Industrial Corp.	158,502
1,020,000	Walsin Lihwa Corp.(b)	343,725
235,947	Walsin Technology Corp.(b)	55,538
72,000	Walton Advanced Engineering, Inc.(b)	20,922
195,300	Wan Hai Lines Ltd.(b)	106,492
897,866	Waterland Financial Holdings Co. Ltd.	303,176
114,000	Wei Chuan Food Corp.	158,492
65,100	Weikeng Industrial Co. Ltd.	46,962
15,606	Well Shin Technology Co. Ltd.	21,723
17,000	Wellypower Optronics Corp.(b)(c)	7,053
50,000	Weltrend Semiconductor, Inc.(b)	26,078
5,000	Win Semiconductors Corp.	5,791
884,977	Winbond Electronics Corp.(b)	171,442
579,673	Wintek Corp.(b)	277,797
197,479	Wistron Corp.	228,736
84,069	Wistron NeWeb Corp.	154,890
575,865	WPG Holdings Co. Ltd.	774,282
110,348	WT Microelectronics Co. Ltd.	140,521
95,000	WUS Printed Circuit Co. Ltd.(b)	40,701
430,000	Yageo Corp.(b)	126,408
1,163,600	Yang Ming Marine Transport Corp.(b)	561,574
211,077	YC INOX Co. Ltd.	124,388
86,666	Yem Chio Co. Ltd.	56,209
431,624	YFY, Inc.	208,309
118,159	Yi Jinn Industrial Co. Ltd.(b)	30,414
309,596	Yieh Phui Enterprise Co. Ltd.	99,611
29,000	Young Fast Optoelectronics Co. Ltd.	54,019
352,000	Yulon Motor Co. Ltd.	653,298
29,000	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	58,734
61,000	YungShin Global Holding Corp.	84,704
130,000	Yungtay Engineering Co. Ltd.	254,043
92,000	Zenitron Corp.	56,085
226,561	Zig Sheng Industrial Co. Ltd.	75,887
35,169	Zinwell Corp.	29,480
4,000	Zippy Technology Corp.	3,062
		62,178,369
THAILAND — 0.5%
76,300	AJ Plast Public Co. Ltd. - FOR(d)	42,474
272,500	Amata Corp. Public Co. Ltd. - FOR(d)	186,419
413,880	Asian Property Development Public Co. Ltd. - FOR(d)	131,159

Shares		Value
THAILAND (continued)
179,700	Asian Property Development Public Co. Ltd. - NVDR	$56,947
404,300	Bangchak Petroleum Public Co. Ltd. - FOR(d)	488,089
6,500	Bangkok Aviation Fuel Services Public Co. Ltd. - FOR(d)	4,468
9,551,200	Bangkok Chain Hospital Public Co. Ltd. - FOR(d)	3,074,833
2,151,200	Bangkok Expressway Public Co. Ltd. - FOR(d)	2,975,755
22,000	Bangkok Insurance Public Co. Ltd. - FOR(d)	258,216
580,100	Bangkokland Public Co. Ltd. - FOR(d)	33,071
14,000	Bank of Ayudhya Public Co. Ltd. - FOR	15,610
195,700	BEC World Public Co. Ltd. - FOR(d)	475,796
9,900	Big C Supercenter Public Co. Ltd. - FOR	71,378
62,700	Bumrungrad Hospital Public Co. Ltd. - FOR(d)	163,478
1,158,900	CalComp Electronics Public Co. Ltd. - FOR(d)	138,353
261,400	Central Plaza Hotel Public Co. Ltd. - FOR(d)	256,403
316,500	CH Karnchang Public Co. Ltd. - FOR(d)	212,274
2,100	Charoong Thai Wire & Cable Public Co. Ltd. - FOR(d)	873
307,400	Delta Electronics Thailand Public Co. Ltd. - FOR(d)	365,952
831,500	Dynasty Ceramic Public Co. Ltd. - FOR(d)	1,449,966
5,914,800	Eastern Water Resources Development and Management Public Co. Ltd. - FOR(d)	2,638,056
52,000	Electricity Generating Public Co. Ltd. - FOR(d)	266,801
85,800	Esso Thailand Public Co. Ltd. - FOR(d)	32,225
12,801,000	G J Steel Public Co. Ltd. - FOR(b)(d)	42,928
1,289,700	G Steel Public Co. Ltd. - FOR(b)(d)	16,867
143,500	GFPT Public Co. Ltd. - FOR(d)	40,423
135,200	Glow Energy Public Co. Ltd. - FOR(d)	358,176
233,500	Hana Microelectronics Public Co. Ltd. - FOR(d)	183,229
1,785,800	Hemaraj Land and Development Public Co. Ltd. - FOR(d)	217,985
1,167,644	Home Product Center Public Co. Ltd. - FOR(d)	540,358
63,100	ICC International Public Co. Ltd. - FOR(d)	89,931
2,285,000	IRPC Public Co. Ltd. - FOR(d)	337,156
67

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
THAILAND (continued)
664,100	Italian-Thai Development Public Co. Ltd. - FOR(b)(d)	$133,622
930,500	Jasmine International Public Co. Ltd. - FOR(d)	187,223
126,400	KGI Securities Thailand Public Co. Ltd. - FOR(d)	11,699
155,100	Khon Kaen Sugar Industry Public Co. Ltd.(d)	75,418
81,600	Kiatnakin Bank Public Co. Ltd. - FOR(d)	136,137
225,100	Land and Houses Public Co. Ltd. - FOR	85,299
452,800	Land and Houses Public Co. Ltd. - NVDR	171,584
14,600	Lanna Resources Public Co. Ltd. - FOR(d)	11,506
400,600	Loxley Public Co. Ltd. - FOR(d)	80,604
85,600	Major Cineplex Group Public Co. Ltd. - FOR(d)	57,698
36,900	MBK Public Co. Ltd. - FOR(d)	141,685
71,100	MCOT Public Co. Ltd. - FOR(d)	110,274
77,000	MCS Steel Public Co. Ltd. - FOR(d)	17,945
143,770	Minor International Public Co. Ltd. - FOR(d)	106,550
2,094,100	Polyplex Public Co. Ltd. - FOR(d)	1,018,258
240,500	Precious Shipping Public Co. Ltd. - FOR(d)	132,267
53,800	Pruksa Real Estate Public Co. Ltd. - FOR(d)	54,125
805,141	Quality Houses Public Co. Ltd. - FOR(d)	83,160
118,700	Ratchaburi Electricity Generating Holding Public Co. Ltd. - FOR(d)	240,823
34,100	Regional Container Lines Public Co. Ltd. - FOR(b)(d)	8,634
153,900	Robinson Department Store Public Co. Ltd. - FOR(d)	361,268
28,500	Rojana Industrial Park Public Co. Ltd. - FOR(b)(d)	12,329
69,300	Saha-Union Public Co. Ltd. - FOR(d)	97,606
1,383,400	Sahaviriya Steel Industries Public Co. Ltd. - FOR(b)(d)	29,227
276,600	Samart Corp. Public Co. Ltd. - FOR(d)	126,149
35,700	Samart Telcoms Public Co. Ltd. - FOR(d)	22,866
1,921,500	Sansiri Public Co. Ltd. - FOR(d)	266,768
168,500	SC Asset Corp. Public Co. Ltd. - FOR(d)	170,930
15,100	Siam City Cement Public Co. Ltd. - FOR(d)	208,625
36,900	Siam Future Development Public Co. Ltd. - FOR(d)	9,281

Shares		Value
THAILAND (continued)
23,300	Siam Makro Public Co. Ltd. - FOR(d)	$348,484
77,500	Siamgas & Petrochemicals Public Co. Ltd. - FOR(d)	35,865
44,000	SNC Former Public Co. Ltd. - FOR(d)	36,593
74,254	Somboon Advance Technology Public Co. Ltd. - FOR(d)	82,795
22,100	Sri Trang Agro-Industry Public Co. Ltd. - FOR(d)	13,785
7,700	STP & I Public Co. Ltd. - FOR(d)	18,204
263,800	Supalai Public Co. Ltd. - FOR(d)	169,851
1,330,700	Tata Steel Thailand Public Co. Ltd. - FOR(b)(d)	50,872
83,900	Thai Airways International Public Co. Ltd. - FOR(b)(d)	64,993
22,200	Thai Carbon Black Public Co. Ltd. - FOR(d)	22,892
15,000	Thai Central Chemical Public Co. Ltd. - FOR(d)	11,821
18,000	Thai Oil Public Co. Ltd. - FOR(d)	44,517
18,200	Thai Stanley Electric Public Co. Ltd. - FOR(d)	146,479
200,718	Thai Union Frozen Products Public Co. Ltd. - FOR(d)	461,073
8,900	Thai Vegetable Oil Public Co. Ltd. - FOR(d)	7,685
204,400	Thaicom Public Co. Ltd. - FOR(b)(d)	159,709
425,100	Thanachart Capital Public Co. Ltd. - FOR(d)	552,402
191,760	Thoresen Thai Agencies Public Co. Ltd. - FOR(d)	113,821
5,986,238	Ticon Industrial Connection Public Co. Ltd. - FOR(d)	3,352,454
18,500	Tipco Asphalt Public Co. Ltd. - FOR(d)	29,003
195,000	Tisco Financial Group Public Co. Ltd. - FOR(d)	338,405
5,285,900	TMB Bank Public Co. Ltd. - FOR(d)	400,608
137,000	Total Access Communication Public Co. Ltd. - FOR(d)	397,401
600,000	TPI Polene Public Co. Ltd. - FOR(d)	297,787
1,863,445	True Corp. Public Co. Ltd. - FOR(b)(d)	412,432
256,900	Vinythai Public Co. Ltd. - FOR(d)	175,746
		27,080,886
TURKEY — 0.2%
2,233	Adana Cimento Sanayii T.A.S. - Class A	5,052
13,070	Akcansa Cimento AS	88,435
68

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
TURKEY (continued)
74,462	Akenerji Elektrik Uretim AS - Placement Shares(b)	$71,552
8,242	Akfen Holding AS(b)	47,800
325	Akmerkez Gayrimenkul Yatirim Ortakligi AS REIT	4,070
61,656	Aksa Akrilik Kimya Sanayii	178,789
73,605	Aksigorta AS	92,490
14,323	Alarko Holding AS	44,302
29,526	Albaraka Turk Katilim Bankasi AS(b)	31,897
13,283	Altinyildiz Mensucat ve Konfeksiyon Fabrikalari AS(b)	262,828
28,087	Anadolu Anonim Tuerk Sigorta Sirketi(b)	19,004
1,665	Anadolu Cam Sanayii AS(b)	2,736
31,143	Anadolu Hayat Emeklilik AS	88,891
24,069	Arcelik AS	157,380
106,186	Asya Katilim Bankasi AS(b)	134,638
46,890	Aygaz AS	264,477
679	Bagfas Bandirma Gubre Fabrik	21,813
793	Baticim Bati Anadolu Cimento Sanayii AS	3,111
2,472	Borusan Mannesmann Boru Sanayi ve Ticaret AS	39,636
21,074	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	63,027
16,881	Bursa Cimento Fabrikasi AS.	49,143
90,362	Celebi Hava Servisi AS(b)	1,053,265
29,087	Cimsa Cimento Sanayi ve Ticaret AS	169,519
12,109	Coca-Cola Icecek AS	294,678
11,012	Deva Holding AS(b)	12,773
259,431	Dogan Sirketler Grubu Holdings AS(b)	159,309
5,064	Dogan Yayin Holding AS(b)	2,534
55,895	Dogus Otomotiv Servis ve Ticaret AS	285,394
13,370	Eczacibasi Yatirim Holding Ortakligi AS.	47,436
144,670	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	166,160
29,868	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	52,816
137,750	Eregli Demir ve Celik Fabrikalari TAS.	195,806
17,827	Ford Otomotiv Sanayi AS	202,724
66,324	Gentas Genel Metal Sanayi ve Ticaret AS	51,287
67,762	Global Yatirim Holding AS(b)	54,325
276	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	9,847
2,500	Goodyear Lastikleri TAS	89,552
74,533	GSD Holding AS(b)	35,174
5,261	Gubre Fabrikalari TAS(b)	48,160
9,201	Hurriyet Gazetecilik AS(b)	4,918
170,851	Ihlas Holding AS(b)	115,601

Shares		Value
TURKEY (continued)
72,512	Ipek Dogal Enerji Kaynaklari Ve Uretim AS(b)	$205,322
36,246	IS Finansal Kiralama AS(b)	20,815
9,126	IS Yatirim Menkul Degerler AS	8,977
25,002	Izmir Demir Celik Sanayi AS(b)	55,869
23,780	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class A(b)	21,769
10,085	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class B(b)	12,099
118,896	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class D.	106,812
428	Kartonsan Karton Sanayi ve Ticaret AS	69,908
842	Konya Cimento Sanayii AS.	163,253
66,563	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	148,359
36,000	Koza Anadolu Metal Madencilik Isletmeleri AS(b)	103,164
18,103	Mardin Cimento Sanayii ve Ticaret AS	56,817
71,042	Menderes Tekstil Sanayi ve Ticaret AS(b)	22,620
37,052	NET Holding AS(b)	49,930
26,330	Netas Telekomunikasyon AS	157,194
5,026	Otokar Otomotiv Ve Savunma Sanayi AS	119,167
113,035	Petkim Petrokimya Holding AS	197,310
7,882	Pinar SUT Mamulleri Sanayii AS.	75,291
84,071	Polyester Sanayi AS(b)	62,142
82,244	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	125,792
101,183	Sekerbank TAS(b)	108,734
131,825	Selcuk Ecza Deposu Ticaret ve Sanayi AS	157,403
35,281	Soda Sanayii AS(b)	46,539
10,000	TAV Havalimanlari Holding AS(b)	62,260
1,585	Tekfen Holding AS	6,489
62,692	Tekstil Bankasi AS(b)	32,794
20,247	Tofas Turk Otomobil Fabrikasi AS.	122,029
158,040	Trakya Cam Sanayi AS(b)	232,736
9,741	Turcas Petrol AS.	20,825
105,728	Turk Hava Yollari AO(b)	393,153
379,748	Turkiye Sinai Kalkinma Bankasi AS.	490,136
346,487	Turkiye Sise ve Cam Fabrikalari AS.	604,813
70,778	Ulker Biskuvi Sanayi AS	402,433
16,077	Vestel Beyaz Esya Sanayi ve Ticaret AS(b)	24,224
26,406	Vestel Elektonik Sanayi ve Ticaret AS(b)	28,076
69

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
TURKEY (continued)
11,836	Yapi Kredi Sigorta AS.	$126,857
		9,364,460
UKRAINE — 0.0%
2,491	Kernel Holding SA(b)	56,167
UNITED ARAB EMIRATES — 0.0%
90,281	Dragon Oil Plc(b)(d)	812,111
80,439	Lamprell Plc	164,573
		976,684
UNITED KINGDOM — 9.5%
929	4imprint Group Plc	5,334
278,982	Aberdeen Asset Management Plc	1,780,473
7,449	Acal Plc	24,219
27,694	Admiral Group Plc	537,172
476,613	Aegis Group Plc	1,775,621
292,869	Afren Plc(b)	666,076
51,749	African Barrick Gold Plc	292,018
21,716	Aga Rangemaster Group Plc	28,931
199,220	Alent Plc(b)	1,057,523
139,796	AMEC Plc	2,396,744
100,038	Amlin Plc	608,618
51,177	Anglo Pacific Group Plc	226,048
2,770	Anglo-Eastern Plantations	31,631
68,300	Anite Plc	156,202
97,903	Ashmore Group Plc	554,482
273,530	Ashtead Group Plc	1,969,528
21,468	Aveva Group Plc	735,779
6,071	Avon Rubber Plc	42,847
1,622,459	AZ Electronic Materials SA(d)	9,598,068
115,161	Babcock International Group Plc	1,895,850
215,301	Balfour Beatty Plc	905,909
22,893	BARR (A.G.) Plc	197,335
206,507	Barratt Developments Plc(b)	712,681
142,558	BBA Aviation Plc	501,933
43,519	Bellway Plc	766,131
44,135	Berendsen Plc	426,987
108,436	Berkeley Group Holdings Plc(b)	3,147,211
1,309	Betfair Group Plc	13,816
16,127	Big Yellow Group Plc REIT	94,636
3,760	Bloomsbury Publishing Plc	6,858
1,068,769	Bodycote Plc(d)	7,831,178
90,227	Booker Group Plc	150,541
20,861	Boot (Henry) Plc	50,952
72,968	Bovis Homes Group Plc	692,625
5,449	Braemar Shipping Services Plc	33,272
9,901	Brammer Plc	51,427
81,352	Brewin Dolphin Holdings Plc	269,660
67,702	British Land Co. Plc REIT	603,447
3,462	British Polythene Industries Plc	22,649
22,208	Britvic Plc	158,075
71,760	BTG Plc(b)	377,852
150,395	Bunzl Plc	2,702,493

Shares		Value
UNITED KINGDOM (continued)
76,492	Cable & Wireless Communications Plc	$49,606
373,516	Cairn Energy Plc	1,700,170
11	Camellia Plc	1,937
56,724	Capita Plc	708,016
74,940	Capital & Counties Properties Plc	287,627
91,052	Capital & Regional Plc(b)	40,795
42,784	Capital Shopping Centres Group Plc REIT	241,700
11,197	Carclo Plc	82,665
349,116	Carillion Plc	1,690,986
986	Carpetright Plc(b)	10,634
5,800	Centaur Media Plc	5,128
3,699	Charles Stanley Group Plc	20,738
2,606	Charles Taylor Plc	7,130
36,659	Chemring Group Plc	164,888
48,647	Chesnara Plc	166,652
23,254	Chime Communications Plc	87,684
43,740	Cineworld Group Plc	185,915
4,407	Clarkson Plc	96,455
61,525	Close Brothers Group Plc	964,561
78,439	Coalfield Resources Plc(b)	8,211
1,870,928	Cobham Plc	6,281,729
114,494	Colt Group SA(b)	192,119
25,602	Communisis Plc	18,323
63,868	Computacenter Plc	457,647
29,203	Concentric AB	261,814
6,595	Consort Medical Plc	74,473
5,190	Costain Group Plc	21,731
16,173	Cranswick Plc	246,243
4,000	Creston Plc	5,567
617,462	Croda International Plc(d)	23,738,000
73,400	CSR Plc	420,247
102,197	Daily Mail & General Trust Plc - Class A	972,502
54,059	Dairy Crest Group Plc	357,010
39,738	Darty Plc	37,972
907,173	De La Rue Plc(d)	12,977,706
353,060	Debenhams Plc	567,230
7,740	Dechra Pharmaceuticals Plc	76,170
34,483	Derwent London Plc REIT	1,180,206
29,907	Development Securities Plc	79,212
89,965	Devro Plc	486,552
6,324	Dialight Plc	111,632
5,188	Dignity Plc	96,105
1,008,908	Diploma Plc(d)	8,912,674
1,041,571	Dixons Retail Plc(b)	454,279
981,326	Domino Printing Sciences Plc(d)	10,248,737
42,149	Domino’s Pizza Group Plc	343,933
295,471	Drax Group Plc	2,778,887
167,079	DS Smith Plc	587,209
6,273	Dunelm Group Plc	75,612
25,606	E2V Technologies Plc	45,687
79,189	easyJet Plc	1,169,273
70

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
230,794	Electrocomponents Plc	$904,845
229,079	Elementis Plc	767,327
171,604	EnQuest Plc(b)	351,634
1,720,000	Ensco Plc - ADR	109,340,400
188,946	Enterprise Inns Plc(b)	271,199
14,750	Erinaceous Group Plc(b)(c)(d)	0
8,205	Euromoney Institutional Investor Plc	115,816
304,900	F&C Asset Management Plc	510,166
1,043,379	Fenner Plc(d)	6,270,006
74,493	Fiberweb Plc	86,246
9,707	Fidessa Group Plc	236,933
97,005	Filtrona Plc	886,172
2,172	Findel Plc(b)	262
135,966	Firstgroup Plc	418,344
2,555	Fuller Smith & Turner - Class A	31,020
539,467	G4S Plc	2,372,554
28,463	Galliford Try Plc	371,068
5,558	Games Workshop Group Plc	57,738
54,226	Gem Diamonds Ltd.(b)	137,603
24,405	Genus Plc	549,627
1,388,182	GKN Plc	5,301,566
14,268	Go-Ahead Group Plc	295,308
38,840	Great Portland Estates Plc REIT	299,684
634,759	Greene King Plc(d)	6,719,878
15,572	Greggs Plc	118,052
70,960	Halfords Group Plc	383,318
1,057,069	Halma Plc(d)	7,718,625
84,204	Hammerson Plc REIT	648,638
73,847	Hansteen Holdings Plc REIT	98,616
16,173	Hardy Oil & Gas Plc(b)	27,446
78,688	Hargreaves Lansdown Plc	862,358
73,639	Hays Plc	103,944
7,301	Headlam Group Plc	40,528
41,557	Helical Bar Plc	151,591
225,834	Henderson Group Plc	555,165
71,298	Hikma Pharmaceuticals Plc	911,975
29,183	Hill & Smith Holdings Plc	216,378
337	Hilton Food Group Ltd.	1,687
35,750	Hochschild Mining Plc	239,724
5,026	Hogg Robinson Group Plc	4,025
98,781	Home Retail Group Plc	187,999
87,969	Homeserve Plc	323,682
211,194	Howden Joinery Group Plc	628,370
50,371	Hunting Plc	676,652
34,778	Huntsworth Plc	23,028
3,454	Hyder Consulting Plc	25,993
194,352	ICAP Plc	1,005,482
88,546	IG Group Holdings Plc	626,333
90,942	Imagination Technologies Group Plc(b)	736,311
102,510	IMI Plc	1,902,188
278,543	Inchcape Plc	2,090,884
59,469	Inmarsat Plc	608,347
497,362	Innovation Group Plc(b)	193,259

Shares		Value
UNITED KINGDOM (continued)
82,005	InterContinental Hotels Group Plc	$2,413,902
335,718	International Consolidated Airlines Group(b)	1,132,513
1,094,424	Interserve Plc(d)	7,713,668
41,164	Intertek Group Plc	2,029,736
269,086	Invensys Plc	1,468,084
240,925	Investec Plc	1,764,945
70,424	IP Group Plc(b)	138,498
22,429	ITE Group Plc	91,065
1,283,644	ITV Plc	2,337,156
8,667	James Fisher & Sons Plc	112,028
28,273	Jardine Lloyd Thompson Group Plc	352,000
63,090	Jazztel Plc(b)	433,370
7,378	JD Sports Fashion Plc	87,176
26,702	JKX Oil & Gas Plc(b)	23,292
4,183	John Menzies Plc	46,041
243,164	John Wood Group Plc	3,108,391
41,414	Johnson Matthey Plc	1,487,704
81,564	Johnston Press Plc(b)	16,332
35,089	Jupiter Fund Management Plc	181,088
172,730	Kcom Group Plc	196,969
19,459	Keller Group Plc	226,835
17,238	Kier Group Plc	367,714
51,645	Kofax Plc(b)	249,821
98,592	Ladbrokes Plc	331,496
2,486,999	Laird Plc(d)	8,811,707
122,471	Lancashire Holdings Ltd.	1,590,810
13,753	Lavendon Group Plc	38,389
73,366	London & Stamford Property Plc REIT	128,576
73,615	London Stock Exchange Group Plc	1,405,705
77,005	Lonmin Plc(b)	439,666
43,642	Lookers Plc	54,854
22,684	Low & Bonar Plc	20,777
1,283	LSL Property Services Plc	6,017
354,344	Man Strategic Holdings Plc(b)	497,078
6,088	Management Consulting Group Plc	2,486
47,388	Marshalls Plc	82,297
283,064	Marston’s Plc	599,781
55,254	McBride Plc	116,989
1,244	McKay Securities Plc REIT	2,686
28,145	Mears Group Plc	162,928
53,040	Mecom Group Plc	77,391
300,861	Meggitt Plc	2,075,661
99,955	Michael Page International Plc	645,526
69,830	Millennium & Copthorne Hotels Plc	602,479
49,303	Mitchells & Butlers Plc(b)	260,934
165,675	Mitie Group Plc	740,719
231,628	Mondi Plc	2,744,182
125,036	Moneysupermarket.com Group Plc	364,883
71

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
149,745	Morgan Crucible Co. Plc	$660,235
15,010	Morgan Sindall Group Plc	135,455
15,763	Mothercare Plc(b)	77,500
15,625	MWB Group Holdings Plc - Units(b)(c)(d)	1,208
80,593	N Brown Group Plc	471,400
136,397	National Express Group Plc	448,008
3,594	NCC Group Plc	7,980
990,480	New Melrose Plc(b)	3,666,467
55,574	Northgate Plc	280,505
21,393	Novae Group Plc	143,860
9,252	Ocado Group Plc(b)	15,525
6,260	Optos Plc(b)	19,459
4,108	Oxford Instruments Plc	106,850
75,490	Pace Plc	270,223
4,258	PayPoint Plc	56,490
149,749	Pendragon Plc(b)	49,281
135,216	Pennon Group Plc	1,449,693
256,487	Persimmon Plc	3,427,177
35,551	Petropavlovsk Plc	196,271
36,290	Photo-Me International Plc	38,131
131,010	Premier Farnell Plc	440,911
8,989	Premier Foods Plc(b)	13,330
141,787	Premier Oil Plc(b)	840,351
41,180	Provident Financial Plc	943,094
279,236	Punch Taverns Plc(b)	47,608
78,418	PZ Cussons Plc	483,552
144,897	QinetiQ Group Plc	432,035
44,169	Quintain Estates & Development Plc(b)	42,907
4,954	Rathbone Brothers Plc	105,677
3,560	REA Holdings Plc	26,600
213	REA Holdings Plc - Preferred Shares(b)(d)	378
125,122	Redrow Plc(b)	369,302
9,324	Renishaw Plc	276,384
47,797	Renold Plc(b)	20,657
43,173	Renovo Group Plc(b)	12,924
235,480	Rentokil Initial Plc	333,322
69,193	Restaurant Group Plc	413,279
2,144,070	Rexam PLC	15,931,249
9,385	Ricardo Plc	60,729
36,056	Rightmove Plc	958,413
5,585	RM Plc	6,621
26,258	Robert Walters Plc	89,120
620,863	Rotork Plc(d)	26,064,595
75,411	RPC Group Plc	514,286
136,419	RPS Group Plc	500,007
1,524,920	RSA Insurance Group Plc	3,185,181
12,443	Safestore Holdings Plc	24,668
1,014,959	Sage Group Plc (The)	5,194,560
67,612	Salamander Energy Plc(b)	196,342
45,100	Savills Plc	354,065
101,874	Schroders Plc	3,126,408
42,407	Schroders Plc - Non Voting	1,058,628
35,597	SDL Plc	296,115

Shares		Value
UNITED KINGDOM (continued)
71,325	Segro Plc REIT	$280,766
182,318	Senior Plc	582,937
912,868	Serco Group Plc	8,028,064
30,683	Severfield-Rowen Plc	36,741
89,681	Severn Trent Plc	2,307,026
94,571	Shaftesbury Plc REIT	828,689
269,219	Shanks Group Plc	391,754
241,389	SIG Plc	505,350
53,086	Smiths Group Plc	1,033,061
22,043	Smiths News Plc	57,334
79,439	Soco International Plc(b)	482,541
10,749	Southern Cross Healthcare Group Plc(b)(c)(d)	0
404,213	Spectris Plc	14,193,489
15,017	Speedy Hire Plc	9,169
273,501	Spirax-Sarco Engineering Plc(d).	9,794,542
207,268	Spirent Communications Plc	526,290
208,127	Spirit Pub Co. Plc	221,159
4,982	Sportech Plc(b)	5,896
94,269	Sports Direct International Plc(b)	590,116
96,548	St. James’s Place Plc	709,119
53,689	St. Modwen Properties Plc	201,806
154,395	Stagecoach Group Plc	749,545
524,973	Standard Life Plc	2,877,478
32,005	Sthree Plc	169,791
2,366	Stolt-Nielsen Ltd.	50,457
8,341	SuperGroup Plc(b)	80,497
30,559	Synergy Health Plc	531,676
32,654	Synthomer Plc	102,646
14,308	T Clarke Plc	13,899
235,743	Talktalk Telecom Group Plc	884,616
214,060	Tate & Lyle Plc	2,758,419
845,724	Taylor Wimpey Plc	954,344
5,162	Ted Baker Plc	98,570
38,081	Telecity Group Plc	511,556
12,866	Telecom Plus Plc	197,626
3,226	Topps Tiles Plc	2,827
8,024	Torotrak Plc(b)	3,150
5,551	Town Centre Securities Plc REIT	16,287
85,551	Travis Perkins Plc	1,641,768
115,313	Trinity Mirror Plc(b)	178,313
1,355,957	TT electronics Plc(d)	3,462,367
80,473	Tullett Prebon Plc	306,311
970	UK Mail Group Plc	5,615
411,658	Ultra Electronics Holdings Plc(d)	10,739,986
19,240	Unite Group Plc	86,936
257,394	United Utilities Group Plc	2,988,208
9,569	UTV Media Plc	21,854
197,460	Vectura Group Plc(b)	291,248
136,756	Vedanta Resources Plc	2,611,404
199,220	Vesuvius Plc	1,145,045
481,809	Victrex Plc(d)	11,721,995
11,826	Vitec Group Plc (The)	114,599
72

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
7,903	Volex Plc	$12,534
81,025	Weir Group Plc (The)	2,549,541
50,439	Wetherspoon (J.D.) Plc	409,979
43,316	WH Smith Plc	457,534
128,753	Whitbread Plc	5,247,975
591,802	William Hill Plc	3,605,139
15,003	Wilmington Group Plc	35,216
21,070	Wincanton Plc(b)	22,723
79,245	Wolfson Microelectronics Plc(b)	252,935
32,930	Workspace Group Plc REIT	170,103
2,214	WS Atkins Plc	29,127
14,163	Xaar Plc	64,467
50,294	Xchanging Plc(b)	97,115
		502,031,436
UNITED STATES — 42.9%
250,000	ABM Industries, Inc.	5,480,000
365,800	Actuant Corp. - Class A	10,783,784
1,403,407	Advance Auto Parts, Inc.	103,178,483
175,000	Advent Software, Inc.(b)	4,313,750
35,785	Alacer Gold Corp.(b)	163,246
1,450,000	Albemarle Corp.(d)	88,899,500
81,000	Altera Corp.	2,707,020
2,075,000	AmerisourceBergen Corp.	94,142,750
31,000	AMETEK, Inc.	1,270,690
190,000	Amtrust Financial Services, Inc.	6,315,600
20,000	ANSYS, Inc.(b)	1,472,000
350,000	Approach Resources Inc.(b)	9,306,500
202,800	Aptargroup, Inc.	10,450,284
78,840	Argonaut Gold, Inc.(b)	719,314
70,000	Arthur J Gallagher & Co.	2,586,500
31,621	Atna Resources Ltd.(b)	34,240
109,000	Avon Products, Inc.	1,850,820
26,000	Bard (C.R.), Inc.	2,653,820
16,000	Beam, Inc.	981,440
38,000	Bed Bath & Beyond, Inc.(b)	2,230,600
125,000	Bio-Rad Laboratories, Inc. - Class A(b)(d)	14,223,750
150,000	Bio-Reference Labs, Inc.(b)	4,165,500
13,507	Biota Pharmaceuticals, Inc.	53,353
2,400,000	BMC Software, Inc.(b)(d)	99,720,000
23,400	BNK Petroleum, Inc.(b)	11,496
60,894	Boart Longyear Ltd.	130,175
300,000	Bottomline Technologies, Inc.(b)(d)	8,724,000
150,000	Brady Corp. - Class A	5,233,500
135,000	Bryn Mawr Bank Corp.(d)	3,123,900
200,000	Cardtronics, Inc.(b)	5,178,000
3,291,200	CareFusion Corp.(b)(d)	102,158,848
59,400	Casey’s General Stores, Inc.	3,250,962
95,600	Cepheid, Inc.(b)	3,462,632
16,000	Church & Dwight Co., Inc.	924,640
250,000	CLARCOR, Inc.	12,615,000
42,000	Clorox Co. (The)	3,293,220
100,000	Community Bank System, Inc.	2,840,000
100,000	comScore, Inc.(b)	1,473,000

Shares		Value
UNITED STATES (continued)
19,000	Concho Resources, Inc.(b)	$1,733,180
12,000	Concur Technologies, Inc.(b)	802,799
35,000	CoStar Group, Inc.(b)	3,282,300
2,510,000	Crown Holdings, Inc.(b)(d)	95,028,600
19,000	Cullen/Frost Bankers, Inc.	1,118,910
202,000	Denbury Resources, Inc.(b)	3,763,260
41,000	DeVry, Inc.	1,031,970
55,000	Dover Corp.	3,804,900
918,000	Energizer Holdings, Inc.(d)	79,875,180
250,000	EnPro Industries, Inc.(b)(d)	11,120,000
153,000	Esterline Technologies Corp.(b)	10,157,670
100,000	FARO Technologies, Inc.(b)	3,321,000
100,000	Financial Engines, Inc.(b)	3,326,000
35,000	First Republic Bank (California)	1,249,150
700,000	Fiserv, Inc.(b)	56,217,000
477,000	Flowers Foods, Inc.	12,821,760
545,000	Flowserve Corp.	85,439,650
125,000	Genomic Health, Inc.(b)	3,506,250
144,754	Golden Star Resources Ltd.(b)	232,210
170,000	Guidewire Software, Inc.(b)	5,630,400
275,000	Harris Teeter Supermarkets, Inc.	11,409,750
563,519	Henry Schein, Inc.(b)	48,654,230
55,000	HJ Heinz Co.	3,334,650
27,000	Hormel Foods Corp.	934,470
150,000	Hub Group, Inc. - Class A(b)	5,521,500
249,000	IDEX Corp.	12,422,610
17,000	IHS, Inc. - Class A(b)	1,749,300
44,000	Illumina, Inc.(b)	2,227,720
100,000	Independent Bank Corp.(d)	3,099,000
9,600	Indevus Pharmaceuticals, Inc.(b)(c)(d)	0
275,000	Integra LifeScience Holdings Corp.(b)(d)	11,591,250
9,184	International Minerals Corp.	42,633
54,000	Intuit, Inc.	3,368,520
225,000	Jack Henry & Associates, Inc.	9,333,000
34,081	Jaguar Mining, Inc.(b)	26,311
295,000	John Wiley & Sons, Inc. - Class A(d)	11,298,500
200,000	K12, Inc.(b)	3,692,000
150,000	Kaydon Corp.	3,720,000
45,000	Kellogg Co.	2,632,500
542,400	Key Energy Services, Inc.(b)	4,409,712
32,000	Laboratory Corp. of America Holdings(b)	2,864,000
140,000	Lancaster Colony Corp.(d)	10,004,400
100,000	Landstar System, Inc.	5,704,000
53,000	Life Technologies Corp.(b)	3,428,570
200,000	LogMein, Inc.(b)	4,540,000
200,000	Lufkin Industries, Inc.	11,582,000
300,000	Luminex Corp.(b)	5,514,000
100,000	MarketAxess Holdings, Inc.	3,781,000
430,000	Masimo Corp.	8,729,000
18,000	Mead Johnson Nutrition Co.	1,368,000
73

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
UNITED STATES (continued)
175,000	Measurement Specialties, Inc.(b)(d)	$6,177,500
100,000	Medidata Solutions, Inc.(b)	4,679,000
58,000	MICROS Systems, Inc.(b)	2,669,740
200,000	Mistras Group, Inc.(b)(d)	4,404,000
55,000	Molson Coors Brewing Co. - Class B	2,484,900
123,000	Morningstar, Inc.	8,325,870
677	Movie Gallery, Inc.(b)(c)(d)	0
408,000	National Instruments Corp.	11,587,200
125,000	Navigators Group, Inc. (The)(b)(d)	6,778,750
2,836,746	NetApp, Inc.(b)	102,122,856
350,000	Northern Oil and Gas, Inc.(b)	5,789,000
70,000	Northern Trust Corp.	3,602,900
350,000	NuVasive, Inc.(b)	6,030,500
150,000	Oasis Petroleum, Inc.(b)	5,382,000
21,000	Oil States International, Inc.(b)	1,629,180
1,828,500	Omnicom Group, Inc.	99,250,980
100,000	Owens & Minor, Inc.	3,061,000
12,000	Pall Corp.	819,599
40,000	Parker Hannifin Corp.	3,718,800
75,000	PDC Energy, Inc.(b)	2,777,250
31,000	Pentair, Ltd.	1,571,080
8,000	Perrigo Co.	804,079
25,000	Pioneer Natural Resources Co.	2,938,500
200,000	PROS Holdings, Inc.(b)(d)	4,412,000
121,600	Prosperity Bancshares, Inc.	5,485,376
129,000	Proto Labs, Inc.(b)	5,305,770
400,000	QLIK Technologies, Inc.(b)	8,884,000
368,000	Quality Systems, Inc.	6,712,320
61,488	Ram Power Corp.(b)	15,104
365,000	Raven Industries, Inc.(d)	9,829,450
25,000	RBC Bearings, Inc.(b)	1,318,250
17,000	Red Hat, Inc.(b)	944,520
650,000	Resolute Energy Corp.(b)(d)	5,531,500
175,000	Robbins & Myers, Inc.	10,199,000
6,000	Roper Industries, Inc.	704,699
88,500	Samsonite International SA	192,853
250,000	Sapient Corp.(b)	3,027,500
400,000	Sensient Technologies Corp.(d)	15,240,000
200,000	Silgan Holdings, Inc.	8,580,000
54,221	Sims Metal Management Ltd.	531,490
350,000	Snyders-Lance, Inc.(d)	8,900,500
50,000	Solera Holdings, Inc.	2,740,500
46,000	St. Jude Medical, Inc.	1,872,200
250,000	STERIS Corp.	9,432,500
65,000	Strayer Education, Inc.	3,698,500
344,000	Superior Energy Services, Inc.(b)	8,589,680
25,000	T Rowe Price Group, Inc.	1,786,250
75,000	Techne Corp.	5,376,000
135,000	Teleflex, Inc.	10,125,000
1,891,289	Tenneco, Inc.(b)(d)	66,119,463
500,000	TETRA Technologies, Inc.(b)	4,250,000

Shares		Value
UNITED STATES (continued)
29,300	Thompson Creek Metals Co., Inc.(b)	$118,974
62,000	TIBCO Software, Inc.(b)	1,453,280
250,000	TreeHouse Foods, Inc.(b)	13,232,500
425,000	Trimas Corp.(b)(d)	13,128,250
1,563,690	Tupperware Brands Corp.(d)	119,153,178
325,000	UMB Financial Corp.(d)	14,387,750
39,856	Ur-Energy, Inc.(b)	35,165
300,000	UTi Worldwide, Inc.	4,428,000
1,370,000	Varian Medical Systems, Inc.(b)(d)	96,790,500
300,000	VCA Antech, Inc.(b)	6,480,000
26,000	Verisk Analytics, Inc. - Class A(b)	1,434,160
200,000	Volcano Corp.(b)	5,008,000
181,000	Waddell & Reed Financial, Inc. - Class A	7,185,700
130,000	Washington Trust Bancorp, Inc.(d)	3,426,800
500	WaterFurnace Renewable Energy, Inc.	8,071
1,131,151	Waters Corp.(b)(d)	103,579,497
221,000	West Pharmaceutical Services, Inc.(d)	13,085,410
1,850,000	Western Digital Corp.	86,950,000
100,000	WEX, Inc.(b)	7,861,000
74,000	Whiting Petroleum Corp.(b)	3,520,920
250,000	Wolverine World Wide, Inc.	10,750,000
100,000	Woodward, Inc.	3,840,686
1,253,471	Xilinx, Inc.	45,739,157
27,000	Zimmer Holdings, Inc.	2,014,200
		2,260,587,439
Total Common Stocks (Cost $3,724,212,061)		4,805,374,500
INVESTMENT COMPANY — 0.7%
34,524,200	SEI Daily Income Trust Government II Fund, Class A, 0.01%(f)	34,524,200

Total Investment Company (Cost $34,524,200)		34,524,200
EXCHANGE TRADED FUNDS — 5.0%
1,485,400	iShares MSCI EAFE Small Cap Index Fund	63,040,376
1,772,100	iShares MSCI Emerging Markets Index Fund	78,362,262
119,861	iShares MSCI Japan Small Cap Index Fund	5,448,162
300,000	iShares MSCI Malaysia Index Fund	4,335,000
200,000	iShares MSCI Singapore Index Fund	2,754,000
64,000	SPDR Russell Nomura Small Cap Japan Fund	2,777,024
940,000	SPDR S&P Emerging Markets Small Cap Fund	44,950,800
74

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
989,800	SPDR S&P International Small Cap Fund	$29,208,998
350,000	Vanguard FTSE All World ex-US Small-Cap ETF	32,774,000
Total Exchange Traded Funds (Cost $227,984,791)		263,650,622
RIGHTS/WARRANTS — 0.0%
Banks — 0.0%
8,088,757	Corpbanca SA Rights, Expire 2/14/13(b)	8,770
Consumer Discretionary — 0.0%
1,710	Centrebet Litigation Rights(b)(c)(d)	0
1,710	Centrebet Litigation Units(b)(c)(d)	0
159,274	Seat Pagine Gialles SpA Warrants, Expire 9/8/14(b)(d)	173
13	Sky Deutschland AG Rights, Expire 2/4/13(b)	0
		173
Consumer Staples — 0.0%
24,350	Malayan Flour Mills Berhad Rights, Expire 5/9/17(b)	1,685
Diversified Financials — 0.0%
1,176	Bajaj Finance Ltd. Rights, Expire 2/21/13(b)(d)	4,241
Energy — 0.0%
1,058,670	PA Resources AB Rights, Expire 1/23/13(b)(d)	13,321
Health Care — 0.0%
177,380	Hartalega Holdings Berhad Warrants, Expire 5/29/15(b)(d)	56,805
9,600	Ligand Pharmaceuticals Contingent Value Rights, Expire 12/23/12(b)(c)(d)	0
		56,805
Industrials — 0.0%
212,660	Dialog Group Berhad Warrants, Expire 2/12/17(b)	29,774
93,126	Polimex Mostostal Rights(b)(d)	446
		30,220
Information Technology — 0.0%
11	Grupo Ezentis SA Rights, Expire 1/22/13(b)(d)	0
Insurance — 0.0%
395	Phoenix Group Rights, Expire 2/15/13(b)(d)	877
Materials — 0.0%
1,767	Duluth Exploration Ltd. Special Warrants, Expire 7/31/13(b)(c)(d)	797

Shares		Value
Materials (continued)
768,060	G J Steel PCL Warrants(b)(d)	$0
69,743	Noble Mineral Resources Ltd. Rights, Expire 2/22/13(b)(d)	0
		797
Utilities — 0.0%
969	Equatorial Energia SA Rights, Expire 2/19/13(b)	414
Total Rights/Warrants (Cost $56,349)		117,303
Principal
Amount
U.S. GOVERNMENT AGENCIES — 0.1%
Federal Home Loan Bank — 0.1%
$6,000,000	0.07%, 02/01/2013(g)	6,000,000
Total U.S. Government Agencies (Cost $6,000,000)		6,000,000
U.S. GOVERNMENT SECURITIES — 1.6%
U.S. Treasury Bills — 1.6%
11,000,000	0.02%, 02/14/2013(g)	10,999,940
3,000,000	0.04%, 02/07/2013(g)	2,999,993
25,000,000	0.05%, 02/21/2013(g)	24,999,306
30,000,000	0.08%, 02/21/2013(g)	29,998,733
15,000,000	0.10%, 02/28/2013(g)	14,998,875
Total U.S. Government Securities (Cost $83,996,847)		83,996,847

Shares
CASH SWEEP — 1.9%
101,591,423	Citibank - US Dollars on Deposit in Custody Account, 0.02%(f)	101,591,423
Total Cash Sweep (Cost $101,591,423)		101,591,423
TOTAL INVESTMENTS — 100.6%
(Cost $4,178,365,671)(a)		$5,295,254,895
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(30,769,609)
NET ASSETS — 100.0%		$5,264,485,286
75

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

(a)	Cost for federal income tax purposes is $4,183,425,810 and net unrealized appreciation of investments is as follows:
Unrealized appreciation	$1,235,584,928
Unrealized depreciation	(123,755,843)
Net unrealized appreciation	$1,111,829,085
(b)	Non-income producing security.
(c)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $2,213,420, which is 0.04% of net assets and the cost is $4,325,341.
(d)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $697,997,622 or 13.26% of net assets.
(e)	Securities incorporated in the same country but traded on different exchanges.
(f)	Rate shown represents current yield at January 31, 2013.
(g)	The rate represents the annualized yield at time of purchase.

ADR — American Depositary Receipt
BDR — Brazilian Depositary Receipt
CDI — CHESS Depositary Interests
CVR — Contingent Value Rights
DVR — Differential Voting Rights
FOR — Foreign Ownership Restrictions
NVDR — Non Voting Depositary Receipt
PDR — Phillippine Depositary Receipt
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt
VVPR — Voter Verified Paper Record

Portfolio diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
Banks	2.1%
Consumer Discretionary	14.2%
Consumer Staples	5.6%
Diversified Financials	1.6%
Energy	5.3%
Health Care	13.2%
Industrials	15.8%
Information Technology	14.8%
Insurance	4.1%
Materials	10.1%
Real Estate	2.8%
Telecommunication Services	0.5%
Utilities	1.2%
Other*	8.7%
Total	100.0%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies and securities, investment companies, pending trades and Fund share transactions, interest and dividends receivable, and accrued expenses payable.
76

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments	January 31, 2013
(Unaudited)

Shares		Value
COMMON STOCKS — 17.7%

AUSTRALIA — 0.3%
188,060	BC Iron Ltd.	$700,106
154,955	BHP Billiton Ltd.	6,056,260
729,770	Emeco Holdings Ltd.	468,016
1,603,100	Grange Resources Ltd.	476,436
50,460	Iluka Resources Ltd.	511,461
300,890	NIB Holdings Ltd.	687,149
217,310	NRW Holdings Ltd.	432,825
1,303,860	Roc Oil Co. Ltd.(c)	652,637
35,747	Shopping Centres Australasia Property Group, REIT(c)	60,761
181,760	Skilled Group Ltd.	526,917
276,240	St Barbara Ltd.(c)	413,369
555,620	UXC Ltd.	625,750
1,137,090	Virgin Australia Holdings Ltd.(c)	509,874
178,735	Woolworths Ltd.	5,822,641
		17,944,202
BELGIUM — 0.1%
53,100	Colruyt SA	2,574,285
72,780	D’ieteren SA NV(b)	3,220,546
		5,794,831
BERMUDA — 0.2%
79,739	Arch Capital Group Ltd.(c)	3,701,484
12,460	Everest Re Group Ltd.	1,442,993
67,638	RenaissanceRe Holdings Ltd.	5,792,518
		10,936,995
BRAZIL — 0.1%
161,520	Brasil Brokers Participacoes SA	512,620
25,120	Cia Hering	477,839
31,610	Cosan SA Industria e Comercio	746,062
66,820	Equatorial Energia SA	629,159
45,640	Ez Tec Empreendimentos e Participacoes SA	593,605
24,480	Multiplus SA	526,148
88,340	OSX Brasil SA(c)	399,257
		3,884,690
CANADA — 0.4%
172,003	Allied Properties Real Estate Investment Trust(b)	5,947,848
500,000	Asian Coast Development Ltd.(b)(c)(d)	0
249,100	Barrick Gold Corp.	7,947,481
58,050	Canadian National Railway Co.	5,571,613
152,310	Emera, Inc.	5,427,208
181,886	RioCan Real Estate Investment Trust, REIT	4,901,840
		29,795,990
CAYMAN ISLANDS — 0.0%
27,140	Herbalife Ltd.	985,725

Shares		Value
CHILE — 0.0%
47,190	Empresa Nacional de Telecom Chile SA	$1,026,305
CHINA — 0.1%
1,396,000	Dongyue Group	932,419
581,255	Shandong Airlines Co. Ltd. - B Shares	800,449
4,826,000	Shanghai Jin Jiang International Hotels Group Co. Ltd. - H Shares(b)	883,632
623,110	Shanghai Mechanical and Electrical Industry Co. Ltd. - B Shares(b)	740,255
1,233,000	Travelsky Technology Ltd. - H Shares	761,543
28,020	Zhongpin, Inc.(c)	355,294
		4,473,592
FINLAND — 0.1%
187,635	Sampo Oyj - A Shares	6,738,646
FRANCE — 0.3%
230,700	Etablissements Maurel et Prom	4,263,231
1,049,020	Natixis	4,160,528
63,083	Sanofi	6,155,066
68,850	Sodexo	6,130,678
426,290	UBISOFT Entertainment(b)(c)	4,115,361
		24,824,864
GERMANY — 0.2%
45,330	Bayerische Motoren Werke AG	4,563,836
47,294	Brenntag AG	6,739,406
14,668	Volkswagen AG	3,386,731
		14,689,973
HONG KONG — 0.2%
1,584,000	AMVIG Holdings Ltd.(b)	602,522
14,140,000	China Power New Energy Development Co. Ltd.(b)(c)	875,158
978,000	China Resources Cement Holdings Ltd.	626,745
1,100,000	Lee & Man Chemical Co. Ltd.(b)	702,091
1,728,400	Link REIT (The)	8,981,422
794,000	Pacific Textile Holdings Ltd.(b)	714,614
2,212,000	Pico Far East Holdings Ltd.(b)	607,520
11,160,000	Shougang Concord International Enterprises Co. Ltd.(c)	748,279
1,850,000	Shougang Fushan Resources Group Ltd.	794,350
1,050,000	TCL Multimedia Technology Holdings Ltd.	743,289
		15,395,990
INDIA — 0.0%
106,290	Gitanjali Gems Ltd.(c)	1,135,439
434,500	India Cements Ltd.(b)	704,153
77

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
INDIA (continued)
185,240	Infotech Enterprises Ltd.(b)	$600,924
		2,440,516
INDONESIA — 0.0%
1,656,500	AKR Corporindo Tbk PT	659,029
394,500	Unilever Indonesia Tbk PT	893,093
		1,552,122
IRELAND — 0.4%
845,340	Seagate Technology Plc	28,724,653
ISRAEL — 0.2%
100,000	Check Point Software Technologies Ltd.(c)	5,000,000
200,000	Teva Pharmaceutical Industries Ltd. - ADR	7,598,000
		12,598,000
ITALY — 0.2%
448,210	Autostrada Torino-Milano SpA(b)	5,029,879
35,900	DiaSorin SpA	1,399,461
453,770	Societa Iniziative Autostradali e Servizi SpA(b)	4,562,407
1,564,078	Terna Rete Elettrica Nazionale SpA	6,591,940
		17,583,687
JAPAN — 1.2%
30,300	Alfresa Holdings Corp.	1,328,700
69,700	Aoyama Trading Co. Ltd.	1,364,350
23,000	Arcs Co. Ltd.	430,849
20,000	Asatsu-DK, Inc.	537,372
1,000	Bic Camera, Inc.	501,394
21,700	Calbee, Inc.	1,784,504
66,100	Central Japan Railway Co.	5,782,711
18,000	Doshisha Co. Ltd.	488,753
54,000	Elpida Memory, Inc.(c)(d)	0
30,400	Fields Corp.	422,532
28,000	Fuji Soft, Inc.	591,569
83,000	Fujitec Co. Ltd.	578,173
34,000	Goldcrest Co. Ltd.	646,574
22,000	G-Tekt Corp.	520,860
8,000	Hakuhodo DY Holdings, Inc.	544,152
17,000	Hamakyorex Co. Ltd.(b)	547,488
30,200	Hisamitsu Pharmaceutical Co., Inc.	1,616,589
106,000	Hokuetsu Kishu Paper Co. Ltd.	542,490
75,300	Hoshizaki Electric Co. Ltd.	2,239,773
31,300	Itochu Techno-Solutions Corp.	1,358,861
73,200	Kaken Pharmaceutical Co. Ltd.	1,201,522
27,000	Kato Sangyo Co. Ltd.	504,008
67,000	Kewpie Corp.	888,742
53,000	Konaka Co. Ltd.	417,880
12,000	Kusuri No Aoki Co. Ltd.	629,887
43,900	KYORIN Holdings, Inc.	894,850
46,400	Lawson, Inc.	3,364,121

Shares		Value
JAPAN (continued)
24,000	Macnica, Inc.	$469,003
39,400	McDonald’s Holdings Co. Japan Ltd.	1,011,229
187,600	Medipal Holdings Corp.	2,375,644
157,000	Mitsui-Soko Co. Ltd.	683,318
27,000	Nagawa Co. Ltd.(b)	444,365
40,000	NET One Systems Co. Ltd.	384,056
328,000	Nippon Express Co. Ltd.	1,355,831
40,000	Nippon Television Network Corp.	569,085
121,000	Nissan Tokyo Sales Holdings Co. Ltd.(c)	445,918
59,300	NOK Corp.	885,171
75,300	Nomura Research Institute Ltd.	1,725,119
84,000	Okabe Co. Ltd.	618,208
44,200	Oriental Land Co. Ltd.	5,877,544
295,600	Otsuka Holdings Co. Ltd.	9,529,540
15,000	Relo Holdings, Inc.	552,791
126,000	Riken Corp.	468,478
116,000	San-Ai Oil Co. Ltd.(b)	503,603
43,400	Santen Pharmaceutical Co. Ltd.	1,786,877
90,000	Sanyo Denki Co. Ltd.	478,320
18,800	Sawai Pharmaceutical Co. Ltd.	1,930,472
31,000	SCSK Corp.	580,710
56,000	Showa Corp.	601,367
1,000	SKY Perfect JSAT Holdings, Inc.	469,681
885,100	Sumitomo Osaka Cement Co. Ltd.	2,961,787
27,800	Suzuken Co. Ltd.	851,830
69,000	Tadano Ltd.	611,942
51,000	Takara Leben Co. Ltd.	593,964
208,500	Toho Gas Co. Ltd.	1,114,949
20,000	Tokai Corp.	556,837
12,000	Token Corp.	669,255
50,000	Tokyo Broadcasting System Holdings, Inc.	582,864
888,000	Tokyo Gas Co. Ltd.	4,185,335
380,700	TonenGeneral Sekiyu KK	3,318,037
253,000	Tosoh Corp.	608,672
162,400	Toyo Construction Co. Ltd.	539,883
21,000	Toyo Tanso Co. Ltd.	508,666
27,000	Tsukui Corp.	550,659
36,800	Unipres Corp.	813,306
24,000	Universal Entertainment Corp.	456,405
77,400	West Japan Railway Co.	3,055,542
126,800	Yamazaki Baking Co. Ltd.	1,419,905
35,000	Yellow Hat Ltd.	527,421
		87,402,293
JERSEY CHANNEL ISLANDS — 0.1%
1,850,620	Highland Gold Mining Ltd.(b)	3,287,279
MALAYSIA — 0.3%
680,800	Hap Seng Plantations Holdings Berhad(b)	600,384
1,861,900	Malayan Banking Berhad	5,321,426
1,150,400	Public Bank Berhad	5,746,446
78

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
MALAYSIA (continued)
499,600	Ta Ann Holdings Berhad(b)	$591,737
1,348,600	Telekom Malaysia Berhad	2,408,989
1,655,600	UMW Holdings Berhad	6,468,936
		21,137,918
MEXICO — 0.1%
4,024,025	America Movil SAB de CV - Series L	5,076,476
1,258,810	Desarrolladora Homex SAB de CV(c)	3,067,177
		8,143,653
NETHERLANDS — 0.1%
97,952	Heineken NV	6,887,988
NEW ZEALAND — 0.0%
730,620	New Zealand Oil & Gas Ltd.(b)	554,889
NORWAY — 0.1%
423,370	Gjensidige Forsikring ASA	6,657,175
69,340	Yara International ASA	3,699,978
		10,357,153
PAKISTAN — 0.0%
568,190	Engro Corp. Ltd.	547,198
1,657,640	Fauji Fertilizer Bin Qasim Ltd.	648,907
0	Fauji Fertilizer Co. Ltd.	1
1,246,000	HUB Power Co.	618,346
		1,814,452
POLAND — 0.0%
70,700	Grupa Lotos SA(c)	914,626
13,870	KGHM Polska Miedz SA	847,581
346,440	Synthos SA	588,383
179,580	Zaklady Chemiczne Police SA(b)(c)	769,164
		3,119,754
PORTUGAL — 0.1%
1,332,670	Portucel Empresa Produtora de Pasta e Papel SA(b)	5,149,804
685,980	Portugal Telecom SGPS SA	4,005,097
		9,154,901
PUERTO RICO — 0.0%
124,680	Oriental Financial Group, Inc.	1,791,652
64,710	Triple-S Management Corp. - Class B(c)	1,169,310
		2,960,962
SINGAPORE — 0.3%
200,000	Avago Technologies Ltd.	7,154,000
800,000	Metro Holdings Ltd.	604,371
1,634,000	Singapore Press Holdings Ltd.	5,413,000
1,986,000	Singapore Technologies Engineering Ltd.	6,290,244
1,152,000	Stamford Land Corp. Ltd.(b)	549,170
		20,010,785

Shares		Value
SOUTH AFRICA — 0.2%
304,640	Aeci Ltd.(b)	$2,903,036
29,000	AngloGold Ashanti Ltd.	807,271
72,200	Gold Fields Ltd.	837,509
1,175,525	Sanlam Ltd.	5,984,763
		10,532,579
SOUTH KOREA — 0.1%
67,000	Daishin Securities Co. Ltd.	658,356
54,550	Halla Engineering & Construction Corp.	409,779
7,930	Kia Motors Corp.	376,501
11,510	Korean Air Lines Co. Ltd.(c)	480,409
5,030	Kumho Petrochemical Co. Ltd.	549,689
3,010	OCI Co. Ltd.	463,003
17,440	Seah Besteel Corp.	474,868
		3,412,605
SPAIN — 0.1%
64,440	Acciona SA	5,181,519
SWEDEN — 0.1%
123,317	Swedish Match AB	4,627,891
SWITZERLAND — 0.2%
63,000	Allied World Assurance Co. Holdings AG(c)	5,344,290
85,677	Nestle SA	6,015,890
58,337	PSP Swiss Property AG	5,592,993
		16,953,173
TAIWAN — 0.3%
854,900	Chunghwa Telecom Co. Ltd.	2,721,643
2,002,200	Compal Electronics, Inc.	1,454,530
1,699,000	Continental Holdings Corp.(b)	655,973
914,000	Formosa Advanced Technologies Co. Ltd.(b)	513,857
69,000	HTC Corp.	681,202
63,278	Macronix International	18,216
1,345,000	Micro-Star International Co. Ltd.	621,789
408,000	Taiwan Prosperity Chemical Corp.	536,833
1,918,000	Taiwan Semiconductor Manufacturing Co. Ltd.	6,593,298
208,000	TPK Holding Co. Ltd.	3,578,616
4,444,000	Winbond Electronics Corp.(c)	860,911
		18,236,868
THAILAND — 0.1%
1,135,700	Advanced Info Service Public Co. Ltd. - FOR(b)	7,997,887
390,800	Bangchak Petroleum Public Co. Ltd.	471,791
		8,469,678
TURKEY — 0.0%
2	Enka Insaat ve Sanayi AS	5
79

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
TURKEY (continued)
271,730	Koza Anadolu Metal Madencilik Isletmeleri AS(c)	$778,689
		778,694
UNITED KINGDOM — 0.5%
112,054	AstraZeneca Plc	5,425,696
1,377,810	Carphone Warehouse Group Plc(b)	4,812,896
108,498	Lancashire Holdings Ltd.	1,409,311
370,590	Mondi Plc	4,390,516
442,789	Pennon Group Plc	4,747,279
94,284	Reckitt Benckiser Group Plc	6,283,409
475,160	Valiant Petroleum Plc(b)(c)	3,044,546
1,792,269	Vodafone Group Plc	4,891,987
353,165	WM Morrison Supermarkets Plc	1,405,894
		36,411,534
UNITED STATES — 11.0%
57,377	3M Co.	5,769,257
79,940	Abbott Laboratories	2,708,367
79,940	AbbVie, Inc.	2,932,999
35,040	Allstate Corp. (The)	1,538,256
340,240	American International Group, Inc.(c)	12,871,279
28,210	America’s Car-Mart, Inc.(c)	1,123,322
24,010	Ameriprise Financial, Inc.	1,592,343
136,500	Annaly Capital Management, Inc., REIT	2,029,755
15,030	Apache Corp.	1,258,913
121,500	Apple, Inc.	55,320,165
1,257,560	Applied Materials, Inc.	16,235,100
36,940	Arrow Electronics, Inc.(c)	1,419,235
26,060	Ascent Capital Group, Inc. - Class A(c)	1,660,283
91,799	Automatic Data Processing, Inc.	5,442,763
1,500,000	Bank of America Corp.	16,980,000
59,420	Bank of New York Mellon Corp. (The)	1,613,847
69,708	Becton Dickinson and Co.	5,858,260
84,800	Blucora, Inc.(c)	1,260,128
211,600	BMC Software, Inc.(c)	8,791,980
219,390	Brocade Communications Systems, Inc.(c)	1,254,911
169,390	Brooks Automation, Inc.	1,585,490
153,281	Campbell Soup Co.	5,626,946
186,840	CapitalSource, Inc.	1,515,272
44,390	Carter’s, Inc.(c)	2,673,610
6,340	CF Industries Holdings, Inc.	1,452,938
40,600	Chemed Corp.	3,067,330
17,940	Chubb Corp. (The)	1,440,761
1,227,400	Cisco Systems, Inc.	25,247,618
600,000	Citigroup, Inc.	25,296,000
141,773	Clorox Co. (The)	11,116,421
136,840	CNO Financial Group, Inc.	1,405,347
125,000	Coach, Inc.	6,375,000
134,934	Coca-Cola Co. (The)	5,024,942
54,280	Coeur d’Alene Mines Corp.(c)	1,177,876

Shares		Value
UNITED STATES (continued)
26,550	Coinstar, Inc.(c)	$1,350,864
50,328	Colgate-Palmolive Co.	5,403,717
85,070	Computer Task Group, Inc.(b)(c)	1,628,240
56,018	Consolidated Edison, Inc.	3,186,304
25,020	Contango Oil & Gas Co.	1,074,109
400,000	Corning, Inc.	4,800,000
76,070	Crocs, Inc.(c)	1,130,400
99,116	Danaher Corp.	5,940,022
249,800	Deere & Co.	23,496,188
52,440	Delek US Holdings, Inc.	1,781,387
2,374,500	Dell, Inc.	31,438,380
43,880	Deluxe Corp.	1,614,345
272,040	Denny’s Corp.(c)	1,376,522
72,580	Destination Maternity Corp.	1,652,647
228,400	Dolby Laboratories, Inc. - Class A	7,379,604
125,000	Dollar General Corp.(c)	5,777,500
30,330	Dr Pepper Snapple Group, Inc.	1,366,973
124,600	El Paso Pipeline Partners LP	5,190,836
73,720	Employers Holdings, Inc.	1,570,973
39,050	ePlus, Inc.(b)	1,819,340
200,000	Exelon Corp.	6,288,000
138,300	Family Dollar Stores, Inc.	7,841,610
599,800	Freeport-McMoRan Copper & Gold, Inc.	21,142,950
6,200	GameStop Corp. - Class A	143,840
1,725,000	General Motors Co., Escrow Shares(b)(c)(d)	258,750
83,682	Genuine Parts Co.	5,692,886
35,200	Gilead Sciences, Inc.(c)	1,388,640
11,500	Goldman Sachs Group, Inc. (The)	1,700,390
186,042	Hatteras Financial Corp.	5,038,017
775,000	Hewlett-Packard Co.	12,795,250
166,080	hhgregg, Inc.(c)	1,408,358
34,010	HollyFrontier Corp.	1,776,002
125,494	IDACORP, Inc.	5,824,177
425,000	Intel Corp.	8,942,000
175,510	iStar Financial, Inc.(c)	1,700,692
104,172	Kellogg Co.	6,094,062
174,949	Kimberly-Clark Corp.	15,659,685
150,000	Kohl’s Corp.	6,943,500
117,560	Kulicke & Soffa Industries, Inc.(c)	1,330,779
17,600	Lancaster Colony Corp.	1,257,696
130,290	Landec Corp.(c)	1,537,422
48,230	Legacy Reserves LP	1,212,985
51,100	Legg Mason, Inc.	1,412,915
32,320	Lincoln Electric Holdings, Inc.	1,743,018
55,140	Lincoln National Corp.	1,597,957
24,920	Littelfuse, Inc.	1,595,129
900	Lorillard, Inc.	35,163
200,000	Lowe’s Cos, Inc.	7,638,000
1,250,000	MGM Resorts International(c)	15,962,500
525,000	Microsoft Corp.	14,421,750
80

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
UNITED STATES (continued)
473,500	Morgan Stanley.	$10,819,475
250,000	Mosaic Co. (The)	15,312,500
57,130	NASDAQ OMX Group, Inc. (The)	1,617,922
86,800	National Financial Partners Corp.(c)	1,528,548
29,580	National Healthcare Corp.(b)	1,423,685
57,060	Nelnet, Inc. - Class A	1,736,336
784,700	NetApp, Inc.(c)	28,249,200
23,780	Netflix, Inc.(c)	3,929,407
355,000	Newmont Mining Corp.	15,250,800
141,840	Nexstar Broadcasting Group, Inc. - Class A(b)(c)	2,039,659
3,200	Norfolk Southern Corp.	220,384
73,450	Northern Oil and Gas, Inc.(c)	1,214,863
20,020	Northrop Grumman Corp.	1,302,101
1,022,400	NVIDIA Corp.	12,534,624
257,500	Occidental Petroleum Corp.	22,729,525
103,240	Omnicom Group, Inc.	5,603,867
39,470	Patterson Cos., Inc.	1,426,051
73,115	PepsiCo, Inc.	5,326,428
21,900	PG&E Corp.	933,816
57,111	Philip Morris International, Inc.	5,034,906
136,600	Plains All American Pipeline LP.	7,198,820
48,521	PPG Industries, Inc.	6,689,590
240,000	PPL Corp.(c)	13,125,600
79,677	Procter & Gamble Co. (The)	5,988,523
47,580	Protective Life Corp.	1,505,431
154,920	Provident New York Bancorp(b)	1,383,436
100,000	QUALCOMM, Inc.	6,603,000
184,900	Questcor Pharmaceuticals, Inc.	4,711,252
106,600	Resources Connection, Inc.	1,301,586
45,940	Royal Caribbean Cruises Ltd.	1,663,028
135,340	Rudolph Technologies, Inc.(c)	1,825,737
155,000	SanDisk Corp.(c)	7,748,450
187,870	SandRidge Energy, Inc.(c)	1,330,120
40,450	Schweitzer-Mauduit International, Inc.	1,647,933
560,910	Sirius XM Radio, Inc.	1,761,257
83,550	SLM Corp.	1,411,160
112,690	Spectrum Pharmaceuticals, Inc.	1,421,021
101,180	St. Jude Medical, Inc.	4,118,026
31,500	State Street Corp.	1,752,975
20,150	Strayer Education, Inc.	1,146,535
30,600	Sunoco Logistics Partners LP	1,856,196
116,960	Systemax, Inc.(b)	1,145,038
5,923	Terra Nitrogen Co. LP	1,449,654
33,720	Tesoro Corp.	1,641,827
45,800	Texas Instruments, Inc.	1,515,064
40,350	Thor Industries, Inc.	1,697,928
31,580	Time Warner, Inc.	1,595,422
39,600	TJX Cos., Inc.	1,789,128
37,520	Transmontaigne Partners LP	1,546,950
78,040	Tredegar Corp.	1,780,092

Shares		Value
UNITED STATES (continued)
393,600	Two Harbors Investment Corp., REIT	$4,888,512
61,520	Unisys Corp.(c)	1,366,359
69,335	United Parcel Service, Inc. - Class B	5,497,572
68,081	United Technologies Corp.	5,961,853
24,850	United Therapeutics Corp.(c)	1,339,167
155,100	Vaalco Energy, Inc.(c)	1,316,799
571,520	Vonage Holdings Corp.(c)	1,491,667
69,010	W&T Offshore, Inc.	1,214,576
24,100	Wal-Mart Stores, Inc.	1,685,795
900,000	Weatherford International Ltd.(c)	12,015,000
150,000	Western Digital Corp.	7,050,000
2,540	White Mountains Insurance Group Ltd.	1,398,676
136,355	Wisconsin Energy Corp.	5,376,478
17,900	World Acceptance Corp.(c)	1,388,145
36,000	WR Berkley Corp.	1,482,120
		792,086,783
Total Common Stocks (Cost $1,205,105,640)		1,270,914,132
EXCHANGE TRADED FUNDS — 2.7%
UNITED STATES — 2.7%
164,800	iShares FTSE China 25 Index Fund	6,834,256
384,960	iShares MSCI Canada Index Fund	11,113,795
100,000	iShares MSCI EAFE Index Fund .	5,898,000
453,600	iShares MSCI Emerging Markets Index Fund	20,058,192
400,000	iShares MSCI Germany Index Fund	10,284,000
450,000	iShares Silver Trust	13,698,000
655,000	SPDR Gold Trust	105,586,000
140,900	SPDR S&P 500 ETF Trust	21,092,730
Total Exchange Traded Funds (Cost $185,485,717)		194,564,973

PREFERRED STOCKS — 0.0%

UNITED STATES — 0.0%
225,000	Fannie Mae	419,063
250,000	Freddie Mac	478,125
Total Preferred Stocks (Cost $6,746,080)		897,188

RIGHTS/WARRANTS — 0.0%

BRAZIL — 0.0%

4,763	Equatorial Energia SA Rights, Expire 2/19/13(c)	2,033

Total Rights/Warrants (Cost $0)		2,033
81

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal
Amount		Value
BANK LOANS — 1.6%

UNITED STATES — 1.6%
$1,600,000	ADS Waste Holdings, Inc., Term Loan, 4.00%, 09/11/19(e)	$1,613,000
1,000,000	AlixPartners LLP, Initial Loan (Second Lien), 9.50%, 11/30/19(e)	1,018,750
139,649	AlixPartners LLP,Initial Term B-2 Loan (First Loan), 5.25%, 05/31/19(e)	140,782
3,990,000	Allison Transmission, Inc., Term B-3 Loan, 3.25%, 08/23/19(e)	4,036,136
5,810,223	Asurion LLC, Term Loan (Second Lien), 7.50%, 05/24/19(e)	5,969,098
4,228,750	Bausch & Lomb, Inc., Parent Term Loan, 4.25%, 05/17/19(e)	4,273,681
3,990,000	BJ’s Wholesale Club, Inc., New Replacement Loan (First Lien), 4.50%, 09/29/18(e)	4,052,068
2,000,000	Brickman Group Holdings, Inc., Tranche B-1 Term Loan, 4.25%, 10/14/16(e)	2,020,000
1,496,250	Cannery Casino Resorts, LLC, Term Loan (First Lien), 4.75%, 06/12/18(b)(e)	1,509,342
7,200,000	Cheasapeake Energy Corp., Term Loan B, 4.50%, 12/02/17(e)	7,373,570
3,000,000	Cumulus Media Holdings, Inc., Second Lien Term Loan, 6.00%, 09/16/19(e)	3,108,750
6,882,750	FMG Resources Pty Ltd., Term Loan B, 4.25%, 09/18/17(e)	6,968,784
3,980,000	Generac Power System, Inc., Term Loan, 5.00%, 05/30/18(e)	4,066,235
1,250,000	Getty Images, Inc., Initial Term Loan, 3.50%, 10/03/19(e)	1,264,063
2,100,000	Hamilton Sundsrand, Term Loan, 3.75%, 12/05/19(e)	2,119,950
1,990,000	Hologic, Inc., Tranche B Term Loan, 3.50%, 04/29/19(e)	2,014,875
2,733,150	Infor US, Inc., Tranche B-2 Term Loan, 4.00%, 04/05/18(e)	2,750,232
1,250,000	Kronos, Inc., Second Lien Term Loan, 8.50%, 04/26/20(e)	1,268,750
5,286,750	McJunkin Red Man Corp., Term Loan B, 5.00%, 10/24/19(e)	5,326,401

Principal
Amount		Value
UNITED STATES (continued)
$850,000	MGM Resorts International, Term Loan B, 3.25%, 12/20/19(e)	$862,573
2,750,000	Nuveen Investments, Inc., First Lien Incremental Term Loan, 5.50%, 05/13/17(e)	2,777,500
3,000,000	Nuveen Investments, Inc., New Second Lien Term Loan, 7.00%, 02/23/19(e)	3,060,000
2,250,000	Peninsula (The), Term B Loan, 4.50%, 07/03/17(e)	2,282,812
3,532,250	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Tranche F Term Loan, 3.50%, 10/17/18(e)	3,572,620
4,000,000	PolyOne Corp., Term Loan, 0.01%, 12/20/17(b)(e)	4,033,332
2,150,000	PQ Corp., Term Loan, 4.25%, 05/08/17(e)	2,175,531
4,150,000	Quintiles Transnational Holdings, Inc., Term Loan, 7.50%, 02/21/17(e)	4,196,688
1,246,875	RBS Global, Inc./Rexnord LLC, Term Loan B, 3.50%, 04/01/18(e)	1,257,473
1,243,758	Savers, Inc, New Term Loan, 3.75%, 07/09/19(e)	1,250,288
1,650,000	Sequa Corp., Term Loan B, 4.00%, 06/18/17(e)	1,652,063
1,350,000	Tempur-Pedic, Term Loan B, 4.30%, 09/27/19(e)	1,370,974
1,995,000	United Surgical Partners International, Inc., 4.75%, 04/03/19(e)	2,010,794
2,461,776	Univar, Inc., Term Loan B, 3.50%, 06/30/17(e)	2,480,623
5,097,873	US Foods, Inc., Extended Term Loan, 4.25%, 03/31/17(e)	5,150,269
1,442,032	US Foods, Inc., Term Loan (2011), 4.25%, 05/06/17(e)	1,451,496
2,200,000	USI Holding Corp., Term Loan, 4.00%, 05/04/14(e)	2,219,250
1,720,687	Valeant Pharmaceuticals International, Inc., Tranche B Term Loan, 3.25%, 02/13/19(e)	1,742,464
2,985,000	WideOpenWest Finance LLC, Term Loan, 5.00%, 07/12/18(e)	3,015,954
4,927,744	Zayo Group LLC, Term Loan B, 4.00%, 06/14/19(e)	4,983,181
Total Bank Loans (Cost $110,272,965)		112,440,352
82

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal
Amount			Value
CORPORATE BONDS — 25.2%

AUSTRALIA — 0.0%
$425,000		FMG Resources Pty Ltd., 7.00%, 11/01/15(f)	$443,062
250,000		FMG Resources Pty Ltd., 6.00%, 04/01/17(f)	256,875
2,000,000		FMG Resources Pty Ltd., 8.25%, 11/01/19(f)	2,145,000
750,000		FMG Resources Pty Ltd., 6.88%, 04/01/22(f)	776,250
750,000		Nufarm Australia Ltd., 6.38%, 10/15/19(f)	795,000
			4,416,187
BERMUDA — 0.1%
7,000,000	(g)	Celestial Nutrifoods Ltd., Cnv., 15.75%, 06/12/12(b)(c)(d)(h)(i)	1,131,176
7,000,000		Seadrill Ltd., 5.63%, 09/15/17(f)	7,087,500
			8,218,676
CANADA — 0.7%
1,500,000		Cascades, Inc., 7.75%, 12/15/17	1,590,000
1,250,000		Cascades, Inc., 7.88%, 01/15/20	1,331,250
9,500,000		Detour Gold Corp., Cnv., 5.50%, 11/30/17(b)	9,880,000
4,750,000		Mood Media Corp., 9.25%, 10/15/20(f)	5,106,250
4,700,000		PetroBakken Energy Ltd., 8.63%, 02/01/20(f)	4,794,000
7,000,000		Petrominerales Ltd., Cnv., 3.25%, 06/12/17	6,255,200
1,750,000		Precision Drilling Corp., 6.63%, 11/15/20	1,868,125
3,250,000		Precision Drilling Corp., 6.50%, 12/15/21	3,485,625
2,164,000		Quebecor Media, Inc., 7.75%, 03/15/16	2,201,870
6,500,000		Quebecor Media, Inc., 5.75%, 01/15/23(f)	6,808,750
3,750,000		Telesat Canada/Telesat LLC, 6.00%, 05/15/17(f)	3,937,500
1,000,000		Videotron Ltd., 5.00%, 07/15/22	1,045,000
			48,303,570
CAYMAN ISLANDS — 0.2%
4,000,000		Polarcus Ltd., Cnv., 2.88%, 04/27/16(b)	4,272,400
4,750,000		UPCB Finance V Ltd., 7.25%, 11/15/21(f)	5,248,750

Principal
Amount			Value
CAYMAN ISLANDS (continued)
$2,950,000		UPCB Finance VI Ltd., 6.88%, 01/15/22(f)	$3,208,125
			12,729,275
FRANCE — 0.2%
3,175,000		Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21	3,373,438
1,225,000		Cie Generale de Geophysique- Veritas, 9.50%, 05/15/16	1,301,562
4,100,000		Cie Generale de Geophysique- Veritas, 7.75%, 05/15/17	4,264,000
125,000	(j)	Faurecia SA, Cnv., 4.50%, 01/01/15	3,313,012
			12,252,012
GERMANY — 0.0%
3,500,000		Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 01/15/23(f)	3,570,000
HONG KONG — 0.0%
9,700,000		China Milk Products Group Ltd., Cnv., 12.86%, 01/05/12(b)(c)(d)(h)(i)	1,133,154
IRELAND — 0.1%
3,000,000		Ardagh Packaging Finance Plc, 9.13%, 10/15/20(f)	3,292,500
600,000		Ardagh Packaging Finance Plc/Ardagh MP Holdings USA, Inc., 7.38%, 10/15/17(f)	659,250
2,900,000		Ardagh Packaging Finance Plc/Ardagh MP Holdings USA, Inc., 9.13%, 10/15/20(f)	3,168,250
			7,120,000
LUXEMBOURG — 0.4%
4,732,000		ArcelorMittal, 5.75%, 08/05/20	4,962,259
500,000		Holcim US Finance Sarl & Cie SCS, 6.00%, 12/30/19(f)	564,212
1,025,000		Intelsat Jackson Holdings SA, 7.25%, 04/01/19	1,099,313
2,475,000		Intelsat Jackson Holdings SA, 7.25%, 10/15/20(f)	2,648,250
5,950,000		Intelsat Jackson Holdings SA, 7.50%, 04/01/21	6,455,750
5,350,000		Intelsat Luxembourg SA, 11.25%, 02/04/17	5,671,000
83

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal
Amount			Value
LUXEMBOURG (continued)
$4,450,000		Intelsat Luxembourg SA, 11.50% cash or 12.50% payment-in-kind interest, 02/04/17(k)	$4,717,000
1,250,000		Silver II Borrower/Silver II US Holdings LLC, 7.75%, 12/15/20(f)	1,309,375
			27,427,159
NETHERLANDS — 0.3%
8,000,000	(j)	Celesio Finance BV, Cnv., 3.75%, 10/29/14	11,155,616
4,000,000	(j)	Portugal Telecom International Finance BV, Cnv., 4.13%, 08/28/14	5,512,634
4,165,000		Sensata Technologies BV, 6.50%, 05/15/19(f)	4,498,200
			21,166,450
PUERTO RICO — 0.1%
5,500,000		Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 09/15/18(f)
			5,940,000
SOUTH AFRICA — 0.2%
119,000,000	(j)	Steinhoff International Holdings Ltd., Cnv., 9.63%, 07/20/15	17,301,992
SOUTH KOREA — 0.1%
28,890,000	(j)	Export-Import Bank of Korea, 1.45%, 05/19/14(f)	4,546,443
SPAIN — 0.2%
8,600,000	(j)	Pescanova SA, 5.13%, 04/20/17(b)	11,895,952
SWITZERLAND — 0.0%
2,500,000		Dufry Finance SCA, 5.50%, 10/15/20(f)	2,612,500
UNITED KINGDOM — 0.2%
650,000		Inmarsat Finance Plc, 7.38%, 12/01/17(f)	698,750
3,600,000	(j)	TUI Travel Plc, Cnv., 4.90%, 04/27/17	6,172,050
5,925,000		Virgin Media Finance Plc, 4.88%, 02/15/22	5,910,188
5,100,000		Virgin Media Finance Plc, 5.25%, 02/15/22	5,329,500
			18,110,488
UNITED STATES — 22.4%
5,000,000		Accuray, Inc., Cnv., 3.75%, 08/01/16	4,571,875
2,350,000		ADS Waste Holdings, Inc., 8.25%, 10/01/20(f)	2,514,500
2,500,000		AES Corp. (The), 8.00%, 10/15/17	2,887,500

Principal
Amount		Value
UNITED STATES (continued)
$3,500,000	Air Medical Group Holdings, Inc., 9.25%, 11/01/18(f)	$3,850,000
15,000,000	Alere, Inc., Cnv., 3.00%, 05/15/16	14,240,625
1,500,000	Allbritton Communications Co., 8.00%, 05/15/18	1,623,750
3,500,000	Alliance Data Systems Corp., 5.25%, 12/01/17(f)	3,648,750
7,750,000	Alliance Data Systems Corp., 6.38%, 04/01/20(f)	8,370,000
8,000,000	Alliant Techsystems, Inc., Cnv., 3.00%, 08/15/24(b)	8,500,000
2,250,000	Allison Transmission, Inc., 7.13%, 05/15/19(f)	2,441,250
4,250,000	Ally Financial, Inc., 4.63%, 06/26/15	4,463,108
3,250,000	Ally Financial, Inc., 5.50%, 02/15/17	3,494,003
2,325,000	Altra Holdings, Inc., Cnv., 2.75%, 03/01/31(b)	2,625,797
4,250,000	AMC Networks, Inc., 7.75%, 07/15/21	4,855,625
2,750,000	AMC Networks, Inc., 4.75%, 12/15/22	2,750,000
888,000	American Axle & Manufacturing Holdings, Inc., 9.25%, 01/15/17(f)	981,240
250,000	AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 05/20/20	271,250
5,250,000	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 05/20/22	5,748,750
2,750,000	AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 08/20/19	2,915,000
8,250,000	Ameristar Casinos, Inc., 7.50%, 04/15/21	8,971,875
14,000,000	Annaly Capital Management, Inc., Cnv., REIT, 5.00%, 05/15/15	14,332,500
3,500,000	ARAMARK Corp., 8.50%, 02/01/15	3,521,910
4,500,000	ARAMARK Holdings Corp., 8.63% cash or 9.38% payment- in-kind interest, 05/01/16(f)(k)	4,606,920
6,000,000	Ares Capital Corp., Cnv., 5.13%, 06/01/16	6,345,000
1,350,000	Ashland, Inc., 4.75%, 08/15/22(f)	1,387,125
5,690,000	Ashtead Capital, Inc., 6.50%, 07/15/22(f)	6,173,650
1,000,000	Atwood Oceanics, Inc., 6.50%, 02/01/20	1,087,500
84

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal
Amount		Value
UNITED STATES (continued)
$750,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.63%, 03/15/18	$832,500
4,950,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 01/15/19	5,482,125
6,500,000	Belden, Inc., 6.50%, 10/01/20(f)	6,597,500
4,400,000	Belden, Inc., 5.50%, 09/01/22(f)	4,532,000
3,250,000	Bill Barrett Corp., 7.63%, 10/01/19	3,420,625
1,250,000	Bill Barrett Corp., 7.00%, 10/15/22	1,287,500
3,500,000	Biomet, Inc., 6.50%, 08/01/20(f)	3,675,000
1,250,000	Boise Paper Holdings LLC/Boise Co.-Issuer Co., 8.00%, 04/01/20	1,384,375
2,250,000	Boise Paper Holdings LLC/Boise Finance Co., 9.00%, 11/01/17	2,446,875
5,150,000	Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., 8.38%, 02/15/18(f)	5,368,875
3,200,000	Boyd Gaming Corp., 7.13%, 02/01/16	3,200,000
3,400,000	Boyd Gaming Corp., 9.13%, 12/01/18	3,536,000
250,000	Bresnan Broadband Holdings LLC, 8.00%, 12/15/18(f)	270,000
5,700,000	Bristow Group, Inc., Cnv., 3.00%, 06/15/38(b)	6,198,750
1,500,000	Building Materials Corp. of America, 6.75%, 05/01/21(f)	1,653,750
350,000	Cablevision Systems Corp., 8.63%, 09/15/17	410,375
1,650,000	Cablevision Systems Corp., 7.75%, 04/15/18	1,852,125
2,550,000	Cablevision Systems Corp., 8.00%, 04/15/20	2,881,500
5,600,000	Cablevision Systems Corp., 5.88%, 09/15/22	5,509,000
10,000,000	Cadence Design Systems, Inc., Series B, Cnv., 1.50%, 12/15/13	9,987,500
1,824,000	Calpine Corp., 7.25%, 10/15/17(f)	1,933,440
2,340,000	Calpine Corp., 7.88%, 07/31/20(f)	2,579,850
4,634,000	Calpine Corp., 7.50%, 02/15/21(f)	5,027,890
5,750,000	Catalent Pharma Solutions, Inc., 7.88%, 10/15/18(f)	5,807,500

Principal
Amount		Value
UNITED STATES (continued)
$1,100,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 01/15/19	$1,189,375
500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 8.13%, 04/30/20	561,250
1,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, 06/01/20	1,112,500
3,250,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 04/30/21	3,477,500
1,725,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.63%, 01/31/22	1,880,250
5,925,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 09/30/22	5,865,750
2,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 02/15/23	1,970,000
1,300,000	CDW LLC/CDW Finance Corp., 8.00%, 12/15/18	1,446,250
6,200,000	CDW LLC/CDW Finance Corp., 8.50%, 04/01/19	6,866,500
500,000	Cemex Finance LLC, 9.50%, 12/14/16(f)	533,750
1,000,000	Central Garden and Pet Co., 8.25%, 03/01/18	1,038,750
8,600,000	CenturyLink, Inc., 5.80%, 03/15/22	8,998,730
1,000,000	CenturyLink, Inc., Series S, 6.45%, 06/15/21	1,091,953
12,500,000	Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp., 6.38%, 09/15/20(f)	13,093,750
250,000	Chaparral Energy, Inc., 8.25%, 09/01/21	277,500
2,000,000	Chaparral Energy, Inc., 7.63%, 11/15/22	2,160,000
6,000,000	Charles River Laboratories International, Inc., Cnv., 2.25%, 06/15/13	6,041,250
1,500,000	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.63%, 11/15/19(b)(f)	1,485,000
4,750,000	Choice Hotels International, Inc., 5.75%, 07/01/22	5,272,500
6,000,000	CHS/Community Health Systems, Inc., 5.13%, 08/15/18	6,315,000
19,000,000	Ciena Corp. Cnv., 0.88%, 06/15/17	16,957,500
85

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal
Amount		Value
UNITED STATES (continued)
$4,750,000	Cimarex Energy Co., 5.88%, 05/01/22	$5,082,500
2,500,000	Cincinnati Bell, Inc., 8.25%, 10/15/17	2,684,375
950,000	Cincinnati Bell, Inc., 8.75%, 03/15/18	1,003,437
1,500,000	CIT Group, Inc., 5.00%, 05/15/17	1,601,250
1,700,000	CIT Group, Inc., 4.25%, 08/15/17	1,759,500
1,150,000	CIT Group, Inc., 5.25%, 03/15/18	1,230,500
6,400,000	CIT Group, Inc., 5.00%, 08/15/22	6,759,181
2,000,000	Clean Harbors, Inc., 5.25%, 08/01/20	2,090,000
1,500,000	Clean Harbors, Inc., 5.13%, 06/01/21(f)	1,545,000
8,650,000	CommScope, Inc., 8.25%, 01/15/19(f)	9,450,125
7,500,000	Comtech Telecommunications Corp., Cnv., 3.00%, 05/01/29(b)	7,682,812
2,900,000	Constellation Brands, Inc., 4.63%, 03/01/23	2,954,375
5,750,000	Continental Resources, Inc., 5.00%, 09/15/22	6,123,750
1,000,000	Copano Energy LLC/Copano Energy Finance Corp., 7.75%, 06/01/18	1,056,250
3,750,000	Copano Energy LLC/Copano Energy Finance Corp., 7.13%, 04/01/21	4,303,125
1,500,000	Crown Castle International Corp., 7.13%, 11/01/19	1,666,875
8,500,000	Crown Castle International Corp., 5.25%, 01/15/23(f)	8,925,000
1,100,000	CSC Holdings LLC, 7.63%, 07/15/18	1,281,500
500,000	CSC Holdings LLC, 6.75%, 11/15/21	562,500
8,500,000	CSG Systems International, Inc., Cnv., 3.00%, 03/01/17(f)	9,079,062
6,000,000	Cumulus Media Holdings, Inc., 7.75%, 05/01/19	5,985,000
1,000,000	Dana Holding Corp., 6.50%, 02/15/19	1,070,000
4,750,000	DaVita, Inc., 6.63%, 11/01/20	5,177,500
4,250,000	DaVita, Inc., 5.75%, 08/15/22	4,462,500
3,500,000	Del Monte Corp., 7.63%, 02/15/19	3,648,750

Principal
Amount		Value
UNITED STATES (continued)
$2,250,000	Delphi Corp., 6.13%, 05/15/21	$2,475,000
250,000	DFC Global Corp., Cnv., 3.25%, 04/15/17(f)	278,281
7,000,000	Digital River, Inc., Cnv., 2.00%, 11/01/30	6,864,375
650,000	DISH DBS Corp., 7.88%, 09/01/19	768,625
7,950,000	DISH DBS Corp., 6.75%, 06/01/21	8,904,000
5,400,000	DISH DBS Corp., 5.88%, 07/15/22	5,737,500
1,000,000	DISH DBS Corp., 5.00%, 03/15/23(f)	987,500
695,000	Dole Food Co., Inc., 8.00%, 10/01/16(f)	726,275
550,000	Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp., 8.38%, 06/01/19	572,000
200,000	Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp., 8.38%, 06/01/19(f)	208,000
2,000,000	Easton-Bell Sports, Inc., 9.75%, 12/01/16	2,157,520
18,000,000	Electronic Arts, Inc., Cnv., 0.75%, 07/15/16	16,998,750
1,000,000	Endo Health Solutions, Inc., 7.00%, 07/15/19	1,090,000
1,500,000	Endo Health Solutions, Inc., 7.00%, 12/15/20	1,627,500
2,000,000	Endo Health Solutions, Inc., 7.25%, 01/15/22	2,190,000
1,750,000	Equinix, Inc., 8.13%, 03/01/18	1,920,625
3,000,000	Equinix, Inc., 7.00%, 07/15/21	3,345,000
4,500,000	Exterran Holdings, Inc., 7.25%, 12/01/18	4,770,000
1,500,000	Ferrellgas LP/Ferrellgas Finance Corp., 9.13%, 10/01/17	1,620,000
1,000,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, 05/01/21	1,010,000
2,250,000	Fidelity National Information Services, Inc., 5.00%, 03/15/22	2,435,625
3,000,000	Forest City Enterprises, Inc., Cnv., 4.25%, 08/15/18	3,245,625
1,841,000	Frac Tech Services LLC/Frac Tech Finance, Inc., 8.13%, 11/15/18(f)	1,905,435
2,652,000	Freescale Semiconductor, Inc., 10.13%, 03/15/18(f)	2,930,460
86

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal
Amount		Value
UNITED STATES (continued)
$2,150,000	Fresenius Medical Care US Finance II, Inc., 5.63%, 07/31/19(f)	$2,327,375
3,400,000	Fresenius Medical Care US Finance II, Inc., 5.88%, 01/31/22(f)	3,714,500
2,950,000	Fresenius Medical Care US Finance, Inc., 5.75%, 02/15/21(f)	3,193,375
650,000	Frontier Communications Corp., 7.88%, 04/15/15	726,375
1,750,000	Frontier Communications Corp., 8.25%, 04/15/17	2,025,625
1,100,000	Frontier Communications Corp., 7.13%, 03/15/19	1,204,500
2,750,000	Frontier Communications Corp., 8.50%, 04/15/20	3,176,250
4,750,000	Frontier Communications Corp., 7.13%, 01/15/23	5,046,875
5,250,000	FTI Consulting, Inc., 6.75%, 10/01/20	5,643,750
799,000	FTI Consulting, Inc., 6.00%, 11/15/22(f)	840,948
1,650,000	Gannett Co., Inc., 6.38%, 09/01/15	1,810,875
2,500,000	GCI, Inc., 6.75%, 06/01/21	2,425,000
1,650,000	General Cable Corp., 5.75%, 10/01/22(f)	1,736,625
14,500,000	General Cable Corp., Cnv., 0.88%, 11/15/13(b)	14,454,687
1,500,000	GenOn Americas Generation LLC, 8.50%, 10/01/21	1,740,000
1,250,000	GenOn Energy, Inc., 7.63%, 06/15/14	1,337,500
1,900,000	Geo Group, Inc. (The), 7.75%, 10/15/17	2,042,500
2,850,000	Geo Group, Inc. (The), 6.63%, 02/15/21	3,156,375
1,574,000	Georgia Gulf Corp., 9.00%, 01/15/17(f)	1,758,945
4,300,000	Goodyear Tire & Rubber Co. (The), 8.75%, 08/15/20	4,988,000
700,000	Goodyear Tire & Rubber Co. (The), 7.00%, 05/15/22	750,750
600,000	Graphic Packaging International, Inc., 9.50%, 06/15/17	642,000
1,285,000	Graphic Packaging International, Inc., 7.88%, 10/01/18	1,410,287
2,000,000	Greenbrier Cos., Inc., Cnv., 3.50%, 04/01/18	1,936,250

Principal
Amount		Value
UNITED STATES (continued)
$3,750,000	Griffey Intermediate, Inc./Griffey Finance Sub LLC, 7.00%, 10/15/20(f)	$3,890,625
2,750,000	Griffon Corp., 7.13%, 04/01/18	2,976,875
10,200,000	Griffon Corp., Cnv., 4.00%, 01/15/17(b)(f)	11,092,500
5,750,000	H&E Equipment Services, Inc., 7.00%, 09/01/22(f)	6,281,875
750,000	Hanesbrands, Inc., 8.00%, 12/15/16	818,437
4,500,000	Hanesbrands, Inc., 6.38%, 12/15/20	4,871,250
4,250,000	HCA Holdings, Inc., 6.25%, 02/15/21	4,473,125
1,500,000	HCA Holdings, Inc., 7.75%, 05/15/21	1,642,500
1,720,000	HCA, Inc., 6.50%, 02/15/16	1,874,800
2,810,000	HCA, Inc., 6.50%, 02/15/20	3,126,125
1,600,000	HCA, Inc., 7.50%, 02/15/22	1,848,000
2,050,000	HCA, Inc., 4.75%, 05/01/23	2,062,813
350,000	HCA, Inc., 5.88%, 05/01/23	364,875
4,000,000	HDTFS, Inc., 5.88%, 10/15/20(f)	4,250,000
4,500,000	HDTFS, Inc., 6.25%, 10/15/22(f)	4,882,500
3,869,000	Helix Energy Solutions Group, Inc., 9.50%, 01/15/16(f)	3,975,397
3,265,000	Hercules, Inc., Cnv., 6.50%, 06/30/29(b)	2,730,356
1,500,000	Hertz Corp. (The), 6.75%, 04/15/19	1,627,500
3,000,000	Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/01/20(f)	3,247,500
4,950,000	Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 03/01/20(f)	5,296,500
500,000	Hologic, Inc., 6.25%, 08/01/20(f)	537,500
10,000,000	Hologic, Inc., Cnv., STEP, 2.00%, 12/15/37	10,006,250
19,500,000	Hologic, Inc., Cnv., STEP, 2.00%, 03/01/42	20,986,875
3,000,000	Hornbeck Offshore Services, Inc., 8.00%, 09/01/17	3,202,500
6,150,000	Hornbeck Offshore Services, Inc., Cnv., STEP, 1.63%, 11/15/26	6,190,590
87

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal
Amount		Value
UNITED STATES (continued)
$2,770,000	Horsehead Holding Corp., Cnv., 3.80%, 07/01/17(b)	$2,667,856
2,250,000	Host Hotels & Resorts LP, 4.75%, 03/01/23	2,356,875
2,750,000	Hughes Satellite Systems Corp., 6.50%, 06/15/19	3,038,750
8,750,000	Hughes Satellite Systems Corp., 7.63%, 06/15/21	10,018,750
13,500,000	Iconix Brand Group, Inc., Cnv., 2.50%, 06/01/16(f)	14,520,938
17,000,000	Illumina, Inc., Cnv., 0.25%, 03/15/16(f)	16,298,750
8,100,000	Infor US, Inc., 9.38%, 04/01/19(f)	9,153,000
2,500,000	Ingles Markets, Inc., 8.88%, 05/15/17	2,646,875
19,000,000	Integra Lifesciences Holdings Corp., 1.63%, 12/15/16(b)	19,771,875
1,850,000	Interactive Data Corp., 10.25%, 08/01/18	2,095,125
4,000,000	InterDigital, Inc., Cnv., 2.50%, 03/15/16	4,350,000
5,000,000	International Game Technology, 3.25%, 05/01/14(f)	5,265,625
950,000	Iron Mountain, Inc., 8.00%, 06/15/20	1,002,250
9,050,000	Iron Mountain, Inc., 5.75%, 08/15/24	9,129,188
2,900,000	Isle of Capri Casinos, Inc., 7.75%, 03/15/19	3,132,000
3,600,000	Isle of Capri Casinos, Inc., 8.88%, 06/15/20	3,933,000
5,000,000	Jarden Corp., 7.50%, 05/01/17	5,643,750
1,000,000	Jarden Corp., 7.50%, 01/15/20	1,090,000
4,000,000	Jarden Corp., Cnv., 1.88%, 09/15/18(f)	4,395,000
2,199,000	Jazz Technologies, Inc., 8.00%, 06/30/15	1,957,110
7,500,000	JMC Steel Group, 8.25%, 03/15/18(f)	7,987,500
3,000,000	Key Energy Services, Inc., 6.75%, 03/01/21	3,015,000
19,000,000	L-3 Communications Holdings, Inc., Cnv., 3.00%, 08/01/35(b)	19,249,375
11,000,000	Lam Research Corp., Cnv., 0.50%, 05/15/16	11,034,375
2,750,000	Lamar Media Corp., 7.88%, 04/15/18	3,014,687
1,760,000	Lamar Media Corp., 5.88%, 02/01/22	1,936,000

Principal
Amount		Value
UNITED STATES (continued)
$4,000,000	Lamar Media Corp., 5.00%, 05/01/23(f)	$4,080,000
6,750,000	Level 3 Financing, Inc., 8.13%, 07/01/19	7,357,500
2,000,000	Level 3 Financing, Inc., 7.00%, 06/01/20(f)	2,120,000
2,250,000	Level 3 Financing, Inc., 8.63%, 07/15/20	2,520,000
4,000,000	Levi Strauss & Co., 7.63%, 05/15/20	4,360,000
3,500,000	Levi Strauss & Co., 6.88%, 05/01/22	3,806,250
17,000,000	Liberty Media LLC, Cnv., 4.00%, 11/15/29	11,687,500
33,500,000	Liberty Media LLC, Cnv., 3.75%, 02/15/30	21,775,000
5,000,000	LifePoint Hospitals, Inc., Cnv., 3.50%, 05/15/14	5,315,625
2,000,000	LIN Television Corp., 6.38%, 01/15/21(f)	2,130,000
10,000,000	Linear Technology Corp., Series A, Cnv., 3.00%, 05/01/27	10,618,750
2,100,000	Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 05/15/19	2,139,375
1,000,000	LINN Energy LLC/LINN Energy Finance Corp., 6.25%, 11/01/19(f)	997,500
3,900,000	LINN Energy LLC/LINN Energy Finance Corp., 7.75%, 02/01/21(f)	4,173,000
17,500,000	Live Nation Entertainment, Inc., Cnv., 2.88%, 07/15/27	17,456,250
850,000	Ltd. Brands, Inc., 6.90%, 07/15/17	979,625
150,000	Ltd. Brands, Inc., 5.63%, 02/15/22	161,250
1,000,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/01/20	1,095,000
1,500,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 06/15/22	1,627,500
150,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.50%, 02/15/23	158,250
4,250,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 07/15/23	4,228,750
88

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal
Amount		Value
UNITED STATES (continued)
$4,600,000	Mead Products LLC/ACCO Brands Corp., 6.75%, 04/30/20(f)	$4,887,500
2,400,000	MedAssets, Inc., 8.00%, 11/15/18	2,610,000
4,500,000	Mediacom Broadband LLC/Mediacom Broadband Corp., 6.38%, 04/01/23(f)	4,601,250
3,850,000	Mediacom LLC/Mediacom Capital Corp., 9.13%, 08/15/19	4,273,500
1,000,000	Mediacom LLC/Mediacom Capital Corp., 7.25%, 02/15/22	1,090,000
7,750,000	Mentor Graphics Corp., Cnv., 4.00%, 04/01/31	8,965,781
12,000,000	Meritor, Inc., Cnv., STEP, 4.00%, 02/15/27	9,247,500
4,300,000	MGM Resorts International, 7.50%, 06/01/16	4,708,500
1,150,000	MGM Resorts International, 7.63%, 01/15/17	1,260,688
2,000,000	MGM Resorts International, 11.38%, 03/01/18	2,490,000
2,500,000	MGM Resorts International, 6.75%, 10/01/20(f)	2,625,000
1,000,000	MGM Resorts International, 7.75%, 03/15/22	1,090,000
2,750,000	Michael Foods, Inc., 9.75%, 07/15/18	3,052,500
3,100,000	Michaels Stores, Inc., 11.38%, 11/01/16	3,235,656
2,750,000	Michaels Stores, Inc., 7.75%, 11/01/18	3,007,812
12,000,000	Micron Technology, Inc., Cnv., 1.88%, 06/01/27	11,572,500
6,800,000	Morgans Hotel Group Co., Cnv., 2.38%, 10/15/14(b)	6,409,000
8,000,000	MPT Operating Partnership LP, REIT, Cnv., 9.25%, 04/01/13(b)(f)	8,716,640
3,250,000	MPT Operating Partnership LP/MPT Finance Corp., REIT, 6.88%, 05/01/21	3,566,875
3,600,000	MultiPlan, Inc., 9.88%, 09/01/18(f)	4,014,000
10,000,000	Nash Finch Co., Cnv., STEP, 1.63%, 03/15/35(b)	4,637,500
3,000,000	NBTY, Inc., 9.00%, 10/01/18	3,412,500
3,500,000	NCR Corp., 4.63%, 02/15/21(f)	3,504,375
5,000,000	NCR Corp., 5.00%, 07/15/22(f)	5,062,500

Principal
Amount		Value
UNITED STATES (continued)
$4,900,000	Needle Merger Sub Corp., 8.13%, 03/15/19(f)	$5,047,000
3,850,000	Nexstar Broadcasting, Inc., 6.88%, 11/15/20(f)	4,013,625
150,000	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.88%, 04/15/17	165,375
1,500,000	Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18	1,670,625
4,200,000	Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/01/20(f)	4,137,000
3,000,000	NRG Energy, Inc., 8.25%, 09/01/20	3,390,000
2,500,000	NRG Energy, Inc., 7.88%, 05/15/21	2,800,000
5,500,000	NRG Energy, Inc., 6.63%, 03/15/23(f)	5,898,750
6,750,000	Nuance Communications, Inc., 5.38%, 08/15/20(f)	6,952,500
18,385,000	NuVasive, Inc., Cnv., 2.75%, 07/01/17(b)	17,144,013
2,600,000	Oasis Petroleum, Inc., 7.25%, 02/01/19	2,821,000
500,000	Oasis Petroleum, Inc., 6.50%, 11/01/21	535,000
1,400,000	Oasis Petroleum, Inc., 6.88%, 01/15/23	1,522,500
1,500,000	Oil States International, Inc., 6.50%, 06/01/19	1,601,250
1,935,000	Omega Healthcare Investors, Inc., 6.75%, 10/15/22	2,113,988
11,000,000	Omnicare, Inc., Cnv., 3.25%, 12/15/35	10,972,500
19,500,000	Owens-Brockway Glass Container, Inc., Cnv., 3.00%, 06/01/15(f)	19,475,625
1,000,000	Penn National Gaming, Inc., 8.75%, 08/15/19	1,140,000
3,000,000	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 8.25%, 04/15/18	3,195,000
3,000,000	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.38%, 06/01/20(f)	3,217,500
6,750,000	Penske Automotive Group, Inc., 5.75%, 10/01/22(f)	6,935,625
1,850,000	PH Glatfelter Co., 5.38%, 10/15/20	1,933,250
4,000,000	Photronics, Inc., Cnv., 3.25%, 04/01/16(b)	4,080,000
89

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal
Amount		Value
UNITED STATES (continued)
$2,250,000	Pinnacle Entertainment, Inc., 8.63%, 08/01/17	$2,407,500
3,085,000	Pinnacle Entertainment, Inc., 8.75%, 05/15/20	3,347,225
1,000,000	Pinnacle Entertainment, Inc., 7.75%, 04/01/22	1,070,000
3,425,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 04/01/15	3,459,250
4,975,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 8.25%, 09/01/17	5,292,156
2,400,000	Plains Exploration & Production Co., 7.63%, 06/01/18	2,526,000
1,300,000	Plains Exploration & Production Co., 7.63%, 04/01/20	1,462,500
2,500,000	Plains Exploration & Production Co., 6.50%, 11/15/20	2,765,625
1,000,000	Plains Exploration & Production Co., 6.75%, 02/01/22	1,126,250
1,150,000	PolyOne Corp., 7.38%, 09/15/20	1,276,500
1,450,000	Prestige Brands, Inc., 8.25%, 04/01/18	1,591,375
750,000	Prestige Brands, Inc., 8.13%, 02/01/20	840,000
6,000,000	Prospect Capital Corp., Cnv., 5.50%, 08/15/16	6,277,500
10,000,000	Prospect Capital Corp., Cnv., 5.75%, 03/15/18(f)	10,025,000
5,000,000	QEP Resources, Inc., 5.38%, 10/01/22	5,325,000
2,000,000	QEP Resources, Inc., 5.25%, 05/01/23	2,100,000
1,000,000	Qwest Capital Funding, Inc., 6.50%, 11/15/18(b)	1,138,143
350,000	Qwest Communications International, Inc., 7.13%, 04/01/18(f)	365,122
300,000	Qwest Corp., 6.75%, 12/01/21	348,087
1,750,000	RBS Global, Inc./Rexnord LLC, 8.50%, 05/01/18	1,916,250
4,000,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.50%, 07/15/21	4,370,000
3,250,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.50%, 04/15/23	3,445,000
2,500,000	Rent-A-Center, Inc., 6.63%, 11/15/20	2,721,875

Principal
Amount		Value
UNITED STATES (continued)
$5,850,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 8.50%, 05/15/18	$6,142,500
1,750,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 9.00%, 04/15/19	1,846,250
1,400,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 9.88%, 08/15/19	1,529,500
3,200,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 5.75%, 10/15/20	3,272,000
2,800,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 8.25%, 02/15/21	2,933,000
7,500,000	Rockwood Specialties Group, Inc., 4.63%, 10/15/20	7,659,375
7,000,000	Rovi Corp., Cnv., 2.63%, 02/15/40	7,061,250
2,500,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.25%, 02/01/21	2,843,750
12,000,000	Salix Pharmaceuticals, Inc., Cnv., 1.50%, 03/15/19(b)(f)	12,465,000
1,500,000	Sally Holdings LLC/Sally Capital, Inc., 6.88%, 11/15/19	1,657,500
2,250,000	Sally Holdings LLC/Sally Capital, Inc., 5.75%, 06/01/22	2,379,375
31,785,000	Savient Pharmaceuticals, Inc., STEP, 3.00%, 05/09/19(b)(d)(f)	18,276,375
1,270,000	SBA Communications Corp., 5.63%, 10/01/19(f)	1,333,500
5,100,000	SBA Telecommunications, Inc., 5.75%, 07/15/20(f)	5,355,000
2,100,000	Scientific Games International, Inc., 9.25%, 06/15/19	2,346,750
3,000,000	Scientific Games International, Inc., 6.25%, 09/01/20(f)	3,120,000
500,000	SEACOR Holdings, Inc., 7.38%, 10/01/19	529,296
7,250,000	Sequa Corp., 7.00%, 12/15/17(f)	7,304,375
4,250,000	SESI LLC, 7.13%, 12/15/21	4,728,125
90

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal
Amount		Value
UNITED STATES (continued)
$12,000,000	ShengdaTech, Inc., Cnv., 6.50%, 12/15/15(b)(c)(d)(f)(i)	$3,600,000
3,000,000	Sinclair Television Group, Inc., 6.13%, 10/01/22(f)	3,202,500
6,250,000	Sirius XM Radio, Inc., 5.25%, 08/15/22(f)	6,359,375
5,000,000	Spectrum Brands Escrow Corp., 6.38%, 11/15/20(f)	5,318,750
1,000,000	Spectrum Brands, Inc., 9.50%, 06/15/18(f)	1,131,250
4,000,000	Spectrum Brands, Inc., 6.75%, 03/15/20(f)	4,320,000
1,250,000	Speedway Motorsports, Inc., 8.75%, 06/01/16	1,331,250
3,000,000	Sprint Nextel Corp., 7.00%, 03/01/20(f)	3,480,000
3,300,000	Sprint Nextel Corp., 7.00%, 08/15/20	3,572,250
3,950,000	Sprint Nextel Corp., 6.00%, 11/15/22	3,969,750
7,500,000	Starz LLC/Starz Finance Corp., 5.00%, 09/15/19(f)	7,762,500
675,000	Stater Brothers Holdings, Inc., 7.38%, 11/15/18	728,156
18,700,000	Stewart Enterprises, Inc., Cnv., 3.13%, 07/15/14	19,144,125
9,000,000	Stone Energy Corp., Cnv., 1.75%, 03/01/17(f)	8,280,000
3,293,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, 10/01/18	3,556,440
3,324,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.38%, 08/01/21	3,623,160
1,100,000	SunGard Data Systems, Inc., 7.38%, 11/15/18	1,168,750
6,775,000	SunGard Data Systems, Inc., 6.63%, 11/01/19(f)	6,995,188
4,750,000	SunGard Data Systems, Inc., 7.63%, 11/15/20	5,177,500
4,320,000	Susser Holdings LLC/Susser Finance Corp., 8.50%, 05/15/16	4,579,200
8,000,000	TeleCommunication Systems, Inc., Cnv., 4.50%, 11/01/14(b)(f)	7,480,000
750,000	Tempur-Pedic International, Inc., 6.88%, 12/15/20(f)	796,875
3,000,000	Tenet Healthcare Corp., 6.25%, 11/01/18(f)	3,292,500
250,000	Tenet Healthcare Corp., 6.75%, 02/01/20	261,250

Principal
Amount		Value
UNITED STATES (continued)
$400,000	Tenet Healthcare Corp., 4.75%, 06/01/20(f)	$402,500
7,600,000	Tenet Healthcare Corp., 8.00%, 08/01/20	8,265,000
13,000,000	TIBCO Software, Inc., Cnv., 2.25%, 05/01/32(f)	12,642,500
5,000,000	Titan Machinery, Inc., Cnv., 3.75%, 05/01/19(f)	5,071,875
11,575,000	Tower Group, Inc., Cnv., 5.00%, 09/15/14(b)	12,038,000
3,100,000	Toys R US Property Co. I LLC, 10.75%, 07/15/17	3,332,500
2,900,000	Toys R US Property Co. II LLC, 8.50%, 12/01/17	3,052,250
1,400,000	TransDigm, Inc., 7.75%, 12/15/18	1,555,750
1,600,000	TransDigm, Inc., 5.50%, 10/15/20(f)	1,668,000
2,000,000	TransUnion Holding Co., Inc., 8.13% cash or 8.88% payment-in-kind interest, 06/15/18(f)(k)	2,095,000
5,000,000	TransUnion Holding Co., Inc., 9.63%, 06/15/18	5,337,500
1,750,000	TransUnion LLC/TransUnion Financing Corp., 11.38%, 06/15/18	2,023,438
2,000,000	Trinity Industries, Inc., Cnv., 3.88%, 06/01/36	2,366,250
2,000,000	TRW Automotive, Inc., 7.25%, 03/15/17(f)	2,315,000
7,000,000	TTM Technologies, Inc., Cnv., 3.25%, 05/15/15	7,000,000
1,500,000	TW Telecom Holdings, Inc., 8.00%, 03/01/18	1,638,750
250,000	TW Telecom Holdings, Inc., 5.38%, 10/01/22	262,500
2,925,000	Unit Corp., 6.63%, 05/15/21	3,034,688
2,850,000	United Rentals North America, Inc., 7.38%, 05/15/20	3,135,000
5,750,000	United Rentals North America, Inc., 7.63%, 04/15/22	6,411,250
10,000,000	United States Steel Corp., Cnv., 4.00%, 05/15/14	10,500,000
3,000,000	Universal Health Services, Inc., 7.00%, 10/01/18	3,307,500
4,000,000	Universal Hospital Services, Inc., 7.63%, 08/15/20	4,290,000
9,000,000	US Foodservice, 8.50%, 06/30/19(f)	9,360,000
2,000,000	Vail Resorts, Inc., 6.50%, 05/01/19	2,147,500
2,350,000	Valeant Pharmaceuticals International, Inc., 6.75%, 10/01/17(f)	2,496,875
91

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal
Amount		Value
UNITED STATES (continued)
$3,650,000	Valeant Pharmaceuticals International, Inc., 6.88%, 12/01/18(f)	$3,869,000
2,000,000	Valeant Pharmaceuticals International, Inc., 6.38%, 10/15/20(f)	2,065,000
5,625,000	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.00%, 02/01/18	5,962,500
1,000,000	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 02/01/19	1,056,250
375,000	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 02/01/19(f)	396,094
40,000	Vanguard Health Systems, Inc., 9.30%, 02/01/16(h)	30,600
5,000,000	Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 04/01/20	5,262,500
6,000,000	ViaSat, Inc., 6.88%, 06/15/20	6,405,000
2,450,000	VPI Escrow Corp., 6.38%, 10/15/20(f)	2,541,875
5,000,000	WebMD Health Corp., Cnv., 2.25%, 03/31/16	4,737,500
9,000,000	WebMD Health Corp., Cnv., 2.50%, 01/31/18(b)	7,948,125
4,875,000	West Corp., 11.00%, 10/15/16	5,070,000
1,650,000	West Corp., 8.63%, 10/01/18	1,769,625
4,825,000	West Corp., 7.88%, 01/15/19	5,114,500
1,200,000	Windstream Corp., 7.88%, 11/01/17	1,371,000
1,000,000	Windstream Corp., 8.13%, 09/01/18	1,097,500
2,050,000	Windstream Corp., 7.00%, 03/15/19	2,091,000
6,000,000	Windstream Corp., 7.75%, 10/15/20	6,525,000
1,000,000	Windstream Corp., 7.50%, 06/01/22(f)	1,082,500
6,250,000	XM Satellite Radio, Inc., 7.63%, 11/01/18(f)	6,937,500
120,000	Yankee Candle Co., Inc., Series B, 8.50%, 02/15/15	120,301
2,000,000	Zayo Group LLC/Zayo Capital, Inc., 8.13%, 01/01/20	2,230,000
		1,605,826,740
Total Corporate Bonds (Cost $1,753,596,470)		1,812,570,598

Principal
Amount			Value
GOVERNMENT BONDS — 12.7%

AUSTRALIA — 0.3%
$7,390,000	(j)	New South Wales Treasury Corp., 5.50%, 08/01/13	$7,802,421
685,000	(j)	Queensland Treasury Corp., 6.00%, 08/14/13	725,936
5,190,000	(j)	Queensland Treasury Corp., 6.00%, 08/21/13	5,501,481
6,823,000	(j)	Western Australia Treasury Corp., 8.00%, 06/15/13	7,241,651
			21,271,489
BRAZIL — 0.2%
9,490,000	(j)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/15	11,698,518
2,400,000	(j)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/45	3,769,224
3,900,000	(j)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/17	2,052,119
			17,519,861
HUNGARY — 0.6%
67,600,000	(j)	Hungary Government Bond, 6.75%, 02/12/13	313,870
54,500,000	(j)	Hungary Government Bond, 7.50%, 10/24/13	256,836
133,100,000	(j)	Hungary Government Bond, 5.50%, 02/12/14	619,824
402,550,000	(j)	Hungary Government Bond, 6.75%, 08/22/14	1,911,884
61,000,000	(j)	Hungary Government Bond, 8.00%, 02/12/15	298,037
108,050,000	(j)	Hungary Government Bond, 7.75%, 08/24/15	528,919
96,000,000	(j)	Hungary Government Bond, 5.50%, 02/12/16	446,432
85,800,000	(j)	Hungary Government Bond, 6.75%, 02/24/17	412,838
405,040,000	(j)	Hungary Government Bond, 6.75%, 11/24/17	1,955,709
84,800,000	(j)	Hungary Government Bond, 6.50%, 06/24/19	404,665
39,480,000	(j)	Hungary Government Bond, 7.50%, 11/12/20	199,863
54,700,000	(j)	Hungary Government Bond, 7.00%, 06/24/22	265,717
520,000	(j)	Hungary Government International Bond, 4.38%, 07/04/17	702,239
92

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal
Amount			Value
HUNGARY (continued)
$1,705,000	(j)	Hungary Government International Bond, 5.75%, 06/11/18	$2,423,378
5,100,000	(j)	Hungary Government International Bond, 6.00%, 01/11/19	7,315,154
2,920,000		Hungary Government International Bond, 6.25%, 01/29/20	3,204,700
10,537,000	(j)	Hungary Government International Bond, 3.88%, 02/24/20	13,507,287
3,930,000		Hungary Government International Bond, 6.38%, 03/29/21	4,283,700
32,600,000	(j)	Hungary Treasury Bills, 6.38%, 05/29/13(h)	148,728
142,400,000	(j)	Hungary Treasury Bills, 6.31%, 09/18/13(h)	639,232
			39,839,012
ICELAND — 0.0%
1,830,000		Iceland Government International Bond, 5.88%, 05/11/22(f)	2,069,913
INDONESIA — 0.5%
23,560,000,000	(j)	Indonesia Treasury Bond, 9.00%, 09/15/13	2,485,171
3,590,000,000	(j)	Indonesia Treasury Bond, 9.00%, 09/15/18	441,298
33,800,000,000	(j)	Indonesia Treasury Bond, 12.80%, 06/15/21	5,217,079
33,160,000,000	(j)	Indonesia Treasury Bond, 12.90%, 06/15/22	5,234,490
1,590,000,000	(j)	Indonesia Treasury Bond, 10.25%, 07/15/22	220,061
137,380,000,000	(j)	Indonesia Treasury Bond, 9.50%, 07/15/23	18,368,919
25,525,000,000	(j)	Indonesia Treasury Bond, 10.00%, 02/15/28	3,556,392
			35,523,410
IRELAND — 1.3%
475,000	(j)	Ireland Government Bond, 4.60%, 04/18/16	690,291
7,620,000	(j)	Ireland Government Bond, 5.50%, 10/18/17	11,423,968
542,000	(j)	Ireland Government Bond, 4.50%, 10/18/18	778,180
820,000	(j)	Ireland Government Bond, 4.40%, 06/18/19	1,147,793
1,874,000	(j)	Ireland Government Bond, 5.90%, 10/18/19	2,846,188

Principal
Amount			Value
IRELAND (continued)
$3,108,000	(j)	Ireland Government Bond, 4.50%, 04/18/20	$4,342,228
32,580,000	(j)	Ireland Government Bond, 5.00%, 10/18/20	46,782,242
19,763,000	(j)	Ireland Government Bond, 5.40%, 03/13/25	28,202,036
			96,212,926
ISRAEL — 0.2%
29,256,000	(j)	Israel Government Bond, 5.00%, 03/31/13	8,262,513
25,646,000	(j)	Israel Government Bond, 3.50%, 09/30/13	7,076,332
			15,338,845
LITHUANIA — 0.1%
3,580,000		Lithuania Government International Bond, 6.75%, 01/15/15(f)	3,911,150
2,890,000		Lithuania Government International Bond, 7.38%, 02/11/20(f)	3,684,750
2,460,000		Lithuania Government International Bond, 6.13%, 03/09/21(f)	2,958,150
			10,554,050
MALAYSIA — 1.7%
170,000	(j)	Bank Negara Malaysia Monetary Notes, 2.84%, 02/19/13(h)	54,656
100,000	(j)	Bank Negara Malaysia Monetary Notes, 2.85%, 02/26/13(h)	32,127
50,000	(j)	Bank Negara Malaysia Monetary Notes, 2.86%, 03/07/13(h)	16,052
590,000	(j)	Bank Negara Malaysia Monetary Notes, 2.98%, 03/12/13(h)	189,334
230,000	(j)	Bank Negara Malaysia Monetary Notes, 2.85%, 03/14/13(h)	73,793
6,560,000	(j)	Bank Negara Malaysia Monetary Notes, 2.88%, 05/02/13(h)	2,096,381
130,000	(j)	Bank Negara Malaysia Monetary Notes, 2.96%, 05/14/13(h)	41,505
4,875,000	(j)	Bank Negara Malaysia Monetary Notes, 2.86%, 05/23/13(h)	1,555,227
345,000	(j)	Bank Negara Malaysia Monetary Notes, 3.00%, 05/28/13(h)	110,017
93

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal
Amount			Value
MALAYSIA (continued)
$9,450,000	(j)	Bank Negara Malaysia Monetary Notes, 2.95%, 06/04/13(h)	$3,011,950
8,020,000	(j)	Bank Negara Malaysia Monetary Notes, 2.85%, 06/11/13(h)	2,554,779
20,975,000	(j)	Bank Negara Malaysia Monetary Notes, 2.93%, 06/18/13(h)	6,677,773
9,940,000	(j)	Bank Negara Malaysia Monetary Notes, 2.87%, 06/20/13(h)	3,164,062
4,790,000	(j)	Bank Negara Malaysia Monetary Notes, 2.95%, 06/27/13(h)	1,523,854
3,990,000	(j)	Bank Negara Malaysia Monetary Notes, 2.94%, 07/04/13(h)	1,268,630
905,000	(j)	Bank Negara Malaysia Monetary Notes, 2.86%, 07/11/13(h)	287,584
3,610,000	(j)	Bank Negara Malaysia Monetary Notes, 2.94%, 07/18/13(h)	1,146,487
240,000	(j)	Bank Negara Malaysia Monetary Notes, 2.85%, 07/25/13(h)	76,179
910,000	(j)	Bank Negara Malaysia Monetary Notes, 2.85%, 08/06/13(h)	289,899
1,120,000	(j)	Bank Negara Malaysia Monetary Notes, 2.85%, 08/15/13(h)	354,902
490,000	(j)	Bank Negara Malaysia Monetary Notes, 2.85%, 08/27/13(h)	155,122
530,000	(j)	Bank Negara Malaysia Monetary Notes, 3.01%, 09/05/13(h)	167,628
50,000	(j)	Bank Negara Malaysia Monetary Notes, 2.88%, 09/26/13(h)	15,792
30,000	(j)	Bank Negara Malaysia Monetary Notes, 2.88%, 10/10/13(h)	9,465
30,000	(j)	Bank Negara Malaysia Monetary Notes, 2.88%, 10/22/13(h)	9,456
150,000	(j)	Bank Negara Malaysia Monetary Notes, 2.89%, 10/31/13(h)	47,249
5,080,000	(j)	Bank Negara Malaysia Monetary Notes, 2.90%, 11/19/13(h)	1,597,819

Principal
Amount			Value
MALAYSIA (continued)
$22,510,000	(j)	Bank Negara Malaysia Monetary Notes, 2.89%, 12/12/13(h)	$7,061,562
3,255,000	(j)	Bank Negara Malaysia Monetary Notes, 2.86%, 01/09/14(h)	1,018,934
3,010,000	(j)	Bank Negara Malaysia Monetary Notes, 2.86%, 01/16/14(h)	941,699
11,811,000	(j)	Malaysia Government Bond, 3.70%, 02/25/13	3,802,918
945,000	(j)	Malaysia Government Bond, 3.70%, 05/15/13	304,692
66,785,000	(j)	Malaysia Government Bond, 3.21%, 05/31/13	21,505,243
42,680,000	(j)	Malaysia Government Bond, 3.46%, 07/31/13	13,764,623
10,000	(j)	Malaysia Government Bond, 8.00%, 10/30/13	3,334
83,555,000	(j)	Malaysia Government Bond, 5.09%, 04/30/14	27,550,856
40,540,000	(j)	Malaysia Government Bond, 3.43%, 08/15/14	13,117,267
13,820,000	(j)	Malaysia Government Bond, 3.81%, 02/15/17	4,553,141
590,000	(j)	Malaysia Treasury Bill, 2.85%, 03/22/13(h)	189,160
490,000	(j)	Malaysia Treasury Bill, 2.88%, 05/03/13(h)	156,558
260,000	(j)	Malaysia Treasury Bill, 2.86%, 05/31/13(h)	82,876
			120,580,585
MEXICO — 1.1%
345,911,000	(j)	Mexican Bonos, 9.00%, 06/20/13	27,656,665
264,350,000	(j)	Mexican Bonos, 8.00%, 12/19/13	21,427,972
8,832,000	(j)	Mexican Bonos, 7.00%, 06/19/14	718,006
204,810,000	(j)	Mexican Bonos, 9.50%, 12/18/14	17,543,306
20,000,000	(j)	Mexican Bonos, 8.00%, 12/17/15	1,716,910
36,000,000	(j)	Mexican Bonos, 7.25%, 12/15/16	3,088,271
23,900,000	(j)	Mexican Bonos, 7.75%, 12/14/17	2,127,500
1,059,200	(j)	Mexican Udibonos, 4.50%, 12/18/14	431,956
2,720,000	(j)	Mexican Udibonos, 5.00%, 06/16/16	1,171,901
2,712,000	(j)	Mexican Udibonos, 3.50%, 12/14/17	1,150,198
94

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal
Amount			Value
MEXICO (continued)
$1,851,000	(j)	Mexican Udibonos, 4.00%, 06/13/19	$826,401
1,465,000	(j)	Mexican Udibonos, 2.50%, 12/10/20	608,501
204,320,000	(j)	Mexico Cetes, 4.58%, 09/19/13(h)	1,563,310
			80,030,897
NORWAY — 0.1%
18,560,000	(j)	Norway Treasury Bill, 1.50%, 03/20/13(h)	3,390,039
PHILIPPINES — 0.2%
70,000,000	(j)	Philippine Government Bond, 8.75%, 03/03/13	1,731,960
312,450,000	(j)	Philippine Government Bond, 9.13%, 09/04/16	9,179,610
150,000,000	(j)	Philippine Treasury Bill, 1.49%, 03/20/13(h)	3,685,978
70,000,000	(j)	Philippine Treasury Bill, 1.61%, 05/15/13(h)	1,719,641
40,610,000	(j)	Philippine Treasury Bill, 0.55%, 11/13/13(h)	986,708
			17,303,897
POLAND — 1.5%
17,425,000	(j)	Poland Government Bond, 5.25%, 04/25/13	5,657,544
14,329,000	(j)	Poland Government Bond, 4.58%, 07/25/13(h)	4,565,190
112,110,000	(j)	Poland Government Bond, 5.00%, 10/24/13	36,673,665
9,225,000	(j)	Poland Government Bond, 4.45%, 01/25/14(h)	2,892,780
90,140,000	(j)	Poland Government Bond, 5.75%, 04/25/14	30,008,758
4,080,000	(j)	Poland Government Bond, 4.00%, 07/25/14(h)	1,259,557
3,760,000	(j)	Poland Government Bond, 5.50%, 04/25/15	1,272,795
31,445,000	(j)	Poland Government Bond, 6.25%, 10/24/15	10,932,305
8,188,000	(j)	Poland Government Bond, 5.15%, 01/25/17(e)	2,655,961
8,307,000	(j)	Poland Government Bond, 3.98%, 01/25/21(e)	2,672,526
24,800,000	(j)	Poland Government Bond, 5.75%, 09/23/22	9,237,021
			107,828,102
RUSSIA — 0.2%
8,885,375		Russian Foreign Bond - Eurobond, STEP, 7.50%, 03/31/30(f)	11,106,719

Principal
Amount			Value
SERBIA — 0.1%
$1,540,000		Republic of Serbia, 5.25%, 11/21/17	$1,617,000
3,280,000		Republic of Serbia, 7.25%, 09/28/21(f)	3,813,000
			5,430,000
SINGAPORE — 0.7%
17,100,000	(j)	Singapore Government Bond, 1.63%, 04/01/13	13,844,665
32,505,000	(j)	Singapore Government Bond, 2.25%, 07/01/13	26,477,005
12,500,000	(j)	Singapore Government Bond, 0.25%, 02/01/14	10,099,887
			50,421,557
SLOVENIA — 0.0%
2,860,000		Slovenia Government International Bond, 5.50%, 10/26/22(f)	2,963,675
SOUTH KOREA — 2.2%
105,000		Export-Import Bank of Korea, 5.25%, 02/10/14(f)	109,425
105,000		Export-Import Bank of Korea, 5.13%, 03/16/15(f)	113,553
105,000	(l)	Export-Import Bank of Korea, 4.63%, 02/20/17	156,332
312,210,000	(j)	Korea Monetary Stabilization Bond, 3.83%, 04/02/13	287,198
3,122,000,000	(j)	Korea Monetary Stabilization Bond, 3.38%, 05/09/13	2,871,798
499,540,000	(j)	Korea Monetary Stabilization Bond, 3.76%, 06/02/13	460,226
2,141,060,000	(j)	Korea Monetary Stabilization Bond, 3.28%, 06/09/13	1,969,771
3,194,650,000	(j)	Korea Monetary Stabilization Bond, 3.90%, 08/02/13	2,950,323
874,200,000	(j)	Korea Monetary Stabilization Bond, 3.59%, 10/02/13	807,206
1,498,640,000	(j)	Korea Monetary Stabilization Bond, 3.48%, 12/02/13	1,384,510
31,436,630,000	(j)	Korea Monetary Stabilization Bond, 3.47%, 02/02/14	29,074,852
3,028,500,000	(j)	Korea Monetary Stabilization Bond, 3.59%, 04/02/14	2,807,910
95

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal
Amount			Value
SOUTH KOREA (continued)
$3,590,530,000	(j)	Korea Monetary Stabilization Bond, 3.28%, 06/02/14	$3,319,725
11,704,200,000	(j)	Korea Monetary Stabilization Bond, 2.82%, 08/02/14	10,756,997
10,385,800,000	(j)	Korea Monetary Stabilization Bond, 2.78%, 10/02/14	9,541,192
3,676,060,000	(j)	Korea Monetary Stabilization Bond, 2.84%, 12/02/14	3,380,719
6,583,440,000	(j)	Korea Treasury Bond, 5.25%, 03/10/13	6,059,407
41,642,820,000	(j)	Korea Treasury Bond, 3.75%, 06/10/13	38,372,773
41,966,450,000	(j)	Korea Treasury Bond, 3.00%, 12/10/13	38,622,392
1,641,520,000	(j)	Korea Treasury Bond, 3.25%, 12/10/14	1,520,659
250,000		Republic of Korea, 5.63%, 11/03/25	320,445
			154,887,413
SRI LANKA — 0.1%
13,560,000	(j)	Sri Lanka Government Bonds, Series A, 6.50%, 07/15/15	97,418
264,000,000	(j)	Sri Lanka Government Bonds, Series A, 11.00%, 08/01/15	2,094,710
385,000,000	(j)	Sri Lanka Government Bonds, Series B, 11.00%, 09/01/15	3,054,578
			5,246,706
SWEDEN — 1.0%
79,720,000	(j)	Kommuninvest I Sverige AB, 2.25%, 05/05/14	12,702,600
141,725,000	(j)	Sweden Government Bond, 1.50%, 08/30/13	22,402,352
150,080,000	(j)	Sweden Government Bond, 6.75%, 05/05/14	25,342,449
61,270,000	(j)	Sweden Treasury Bill, 0.83%, 03/20/13(h)	9,625,690
25,930,000	(j)	Sweden Treasury Bill, 0.87%, 06/19/13(h)	4,063,985
			74,137,076
UKRAINE — 0.5%
200,000		Financing of Infrastrucural Projects State Enterprise, 7.40%, 04/20/18(f)	193,499

Principal
Amount			Value
UKRAINE (continued)
$100,000		Ukraine Government International Bond, 7.65%, 06/11/13(f)	$100,690
100,000	(j)	Ukraine Government International Bond, 4.95%, 10/13/15(f)	133,844
200,000		Ukraine Government International Bond, 6.25%, 06/17/16(f)	200,000
4,230,000		Ukraine Government International Bond, 9.25%, 07/24/17(f)	4,600,125
3,250,000		Ukraine Government International Bond, 6.75%, 11/14/17(f)	3,274,375
11,500,000		Ukraine Government International Bond, 7.75%, 09/23/20(f)	11,960,000
14,270,000		Ukraine Government International Bond, 7.95%, 02/23/21(f)	15,126,200
1,580,000		Ukraine Government International Bond, 7.80%, 11/28/22(f)	1,635,300
			37,224,033
VENEZUELA — 0.0%
2,080,000		Venezuela Government International Bond, 10.75%, 09/19/13.	2,132,000
VIETNAM — 0.1%
1,625,000		Vietnam Government International Bond, 6.88%, 01/15/16(f)	1,787,500
2,490,000		Vietnam Government International Bond, 6.75%, 01/29/20(f)	2,863,500
			4,651,000
Total Government Bonds (Cost $853,473,389)			915,663,205

ASSET-BACKED SECURITIES — 2.0%

UNITED STATES — 2.0%
5,154,889		Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, 0.55%, 03/25/36(e)	1,696,646
5,154,889		Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, 0.55%, 03/25/36(e)	1,696,646
25,678,557		Bear Stearns Asset-Backed Securities Trust, Series 2006-AQ1, Class 2A2, 0.40%, 10/25/36(e)	9,047,752
96

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal
Amount		Value
UNITED STATES (continued)
$11,284,903	Bear Stearns Asset-Backed Securities Trust, Series 2007-AC4, Class A1, 0.50%, 02/25/37(e)	$5,849,562
5,759,108	Conseco Financial Corp., Series 1999-5, Class A5, 7.86%, 03/01/30(e)	5,149,500
17,352,358	Countrywide Asset-Backed Certificates, Series 2005-IM3, Class A3, 0.45%, 03/25/36(e)	10,311,974
3,571,887	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV2, 0.36%, 09/25/46(e)	2,436,613
7,800,000	Countrywide Asset-Backed Certificates, Series 2006-20, Class 2A3, 0.35%, 04/25/47(e)	6,413,914
4,998,353	Countrywide Asset-Backed Certificates, Series 2006-7, Class 2A3, 0.35%, 04/25/46(e)	4,424,324
8,421,960	First Franklin Mortgage Loan Trust Asset Backed Certificates, Series 2007-FF2, Class A2C, 0.35%, 03/25/37(e)	4,214,761
10,000,000	Fremont Home Loan Trust, Series 2006-3, Class 2A3, 0.37%, 02/25/37(e)	4,666,836
6,000,000	GSAA Trust, Series 2005-11, Class 3A5, 0.57%, 10/25/35(e)	4,337,654
1,140,947	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(e)	945,615
36,390,000	Indymac Residential Asset Backed Trust, Series 2007-B, Class 2A3, 0.40%, 07/25/37(e)	18,632,597
3,691,380	Lehman XS Trust, Series 2007-3, Class 2A1, 0.28%, 03/25/37(e)	3,400,867
13,987,150	Morgan Stanley ABS Capital I, Series 2006-HE6, Class A2C, 0.35%, 09/25/36(e)	5,444,423
2,145,000	Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, 0.44%, 06/25/36(e)	1,133,321
5,000,000	Morgan Stanley ABS Capital I, Series 2007-HE1, Class A2D, 0.43%, 11/25/36(e)	2,774,315
12,320,000	Morgan Stanley ABS Capital I, Series 2007-NC3, Class A2B, 0.34%, 05/25/37(e)	6,345,259
7,500,000	Nomura Home Equity Loan Inc Home Equity Loan Trust, Series 2006-HE1, Class M1, 0.61%, 02/25/36(e)	5,701,396
3,199,440	Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 06/15/32(e)	3,488,166
5,000,000	Renaissance Home Equity Loan Trust, Series 2007-3, Class AF3, STEP, 7.24%, 09/25/37	3,003,782

Principal
Amount		Value
UNITED STATES (continued)
$11,714,011	Residential Asset Mortgage Products, Inc., Series 2006-RS4, Class A3, 0.37%, 07/25/36(e)	$11,334,178
7,799,973	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM1, Class A2C, 0.49%, 12/25/35(e)	5,740,805
4,946,465	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A3, 0.41%, 06/25/37(e)	2,407,187
8,217,448	Soundview Home Equity Loan Trust, Series 2007-OPT2, Class 2A2, 0.33%, 07/25/37(e)	7,063,127
10,000,000	Soundview Home Loan Trust, Series 2005-4, Class M2, 0.67%, 03/25/36(e)	7,753,254
Total Asset-Backed Securities (Cost $130,610,333)		145,414,474

NON-AGENCY MORTGAGE-BACKED SECURITIES — 12.5%

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.2%
4,418,750	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 2.93%, 07/25/35(e)	4,194,297
1,040,897	Adjustable Rate Mortgage Trust, Series 2006-1, Class 3A3, 3.00%, 03/25/36(e)	731,636
4,920,308	Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1, 3.23%, 03/25/37(e)	3,593,411
5,089,367	Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A31, 0.34%, 03/25/37(e)	3,271,389
7,878,228	Alternative Loan Trust, Series 2006-OC2, Class 2A3, 0.49%, 02/25/36(e)	4,441,584
6,976,286	Alternative Loan Trust, Series 2007-OA2, Class 2A1, 0.33%, 03/25/47(e)	4,129,803
2,401,660	American Home Mortgage Assets LLC, Series 2007-4, Class A2, 0.39%, 08/25/37(e)	2,018,597
6,485,407	American Home Mortgage Assets, Series 2005-1, Class 2A21, 2.84%, 11/25/35(e)	4,654,703
6,203,956	American Home Mortgage Assets, Series 2005-1, Class 3A11, 0.47%, 11/25/35(e)	4,857,889
4,874,780	American Home Mortgage Investment Trust, Series 2005-4, Class 5A, 2.28%, 11/25/45(e)	3,839,313
2,975,992	American Home Mortgage Investment Trust, Series 2006-1, Class 2A3, 2.23%, 12/25/35(e)	2,174,493
97

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$26,938,608	American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, 0.39%, 05/25/47(e)	$19,756,888
4,450,898	Banc of America Alternative Loan Trust, Series 2005-9, Class 2CB1, 6.00%, 10/25/35	4,005,533
6,434,223	Banc of America Alternative Loan Trust, Series 2005-9, Class 4A2, 5.50%, 10/25/35	5,574,350
6,349,791	Banc of America Funding Corp, Series 2007-1, Class TA5, STEP, 6.09%, 01/25/37	5,284,454
1,574,343	Banc of America Funding Corp., Series 2005-F, Class 6A1, 5.03%, 09/20/35(e)	1,489,098
7,282,161	Banc of America Funding Corp., Series 2005-H, Class 2A1, 3.10%, 11/20/35(e)	6,131,871
2,242,373	Banc of America Funding Corp., Series 2006-A, Class 3A2, 2.91%, 02/20/36(e)	1,570,066
2,584,170	Banc of America Funding Corp., Series 2006-E, Class 2A1, 3.11%, 06/20/36(e)	2,045,475
3,816,165	Banc of America Funding Corp., Series 2006-F, Class 1A1, 2.62%, 07/20/36(e)	3,575,567
1,944,826	Banc of America Funding Corp., Series 2007-7, Class 1A1, 6.00%, 08/25/37	1,912,880
12,715,534	Banc of America Funding Corp., Series 2007-A, Class 2A1, 0.36%, 02/20/47(e)	10,762,454
3,254,921	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A5, 3.07%, 10/25/35(e)	2,776,244
3,130,776	Banc of America Mortgage Securities, Inc., Series 2005-K, Class 2A1, 3.07%, 12/25/35(e)	2,691,369
13,357,408	BCAP LLC Trust, Series 2007-AA2, Class 12A1, 0.41%, 05/25/47(e)	8,039,852
2,892,486	BCAP LLC Trust, Series 2007-AA3, Class 1A1B, 0.34%, 04/25/37(e)	2,276,578
3,770,546	BCAP LLC Trust, Series 2007-AA3, Class 2A1A, 0.42%, 05/25/47(e)	2,775,650
6,570,315	BCAP LLC Trust, Series 2010-RR11, Class 4A1, 5.19%, 03/27/47(e)(f)	5,673,010
2,945,988	BCAP LLC Trust, Series 2011-RR2, Class 1A1, 3.14%, 07/25/36(e)(f)	2,760,775
4,666,669	BCAP LLC Trust, Series 2011-RR9, Class 7A1, 2.38%, 04/26/37(e)(f)	4,481,527
5,815,246	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 3.54%, 02/25/36(e)	3,887,515

Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,832,560	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 5.20%, 08/25/35(e)	$2,362,357
3,972,277	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 2.37%, 02/25/36(e)	3,840,769
1,907,394	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 3.10%, 05/25/47(e)	1,479,416
11,404,873	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 12A1, 5.61%, 05/25/37(e)	10,131,254
6,087,912	Bear Stearns Alt-A Trust, Series 2005-9, Class 26A1, 5.21%, 11/25/35(e)	4,409,040
20,112,339	Bear Stearns Alt-A Trust, Series 2007-1, Class 21A1, 2.93%, 01/25/47(e)	13,626,779
7,412,178	CHL Mortgage Pass-Through Trust, Series 2007-HY1, Class 1A1, 3.11%, 04/25/37(e)	5,774,036
1,031,183	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 2.77%, 05/25/35(e)	935,124
2,410,765	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A1A, 5.73%, 06/25/36(e)	2,098,439
1,369,822	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A, 5.57%, 06/25/36(e)	1,267,737
5,879,484	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR9, Class 2A, 5.70%, 11/25/36(e)	4,991,508
4,499,078	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A1, 5.75%, 04/25/47(f)	2,952,733
5,659,092	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A3, 5.75%, 04/25/47(f)	3,837,617
1,038,957	Citimortgage Alternative Loan Trust, Series 2007-A3, Class 1A7, 5.75%, 03/25/37	828,801
1,302,350	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	1,234,609
6,396,925	Countrywide Alternative Loan Trust, Series 2005-22T1, Class A5, 5.50%, 06/25/35	6,143,692
3,165,280	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, 0.50%, 08/25/35(e)	2,283,732
5,330,313	Countrywide Alternative Loan Trust, Series 2005-36, Class 2A1A, 0.51%, 08/25/35(e)	3,418,069
98

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$8,541,137	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A20, 5.50%, 10/25/35	$7,898,237
2,204,343	Countrywide Alternative Loan Trust, Series 2005-50CB, Class 1A1, 5.50%, 11/25/35	1,925,981
5,153,013	Countrywide Alternative Loan Trust, Series 2005-63, Class 5A1, 2.79%, 12/25/35(e)	4,189,351
319,327	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, 1.17%, 12/25/35(e)	246,975
7,625,362	Countrywide Alternative Loan Trust, Series 2005-7CB, Class 2A8, 0.65%, 04/25/35(e)	6,004,854
3,185,751	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	2,685,002
6,536,556	Countrywide Alternative Loan Trust, Series 2005-J3, Class 1A1, 0.75%, 05/25/35(e)	5,347,662
8,576,814	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, 0.55%, 05/25/36(e)	4,933,781
4,861,255	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.50%, 06/25/36	3,084,153
10,152,388	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/25/36	6,278,435
5,029,897	Countrywide Alternative Loan Trust, Series 2006-22R, Class 2A1, 6.25%, 05/25/36	2,927,936
3,995,559	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, 0.55%, 06/25/36(e)	2,622,708
3,995,559	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, 6.95%, 06/25/36(e)	946,542
4,118,861	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 06/25/36	3,488,129
1,627,100	Countrywide Alternative Loan Trust, Series 2006-25CB, Class A2, 6.00%, 10/25/36	1,335,334
4,000,855	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, 0.60%, 03/25/36(e)	2,180,502
11,238,077	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A6, 5.50%, 03/25/36	8,473,018
2,322,655	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A8, 6.00%, 03/25/36	1,814,878

Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,397,651	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	$3,383,660
3,186,150	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	2,549,835
5,869,367	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A12, 5.75%, 02/25/37	4,694,663
3,920,463	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2, 6.00%, 02/25/37	2,850,559
8,964,451	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	6,779,816
697,615	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	576,585
1,979,200	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, 0.60%, 05/25/36(e)	1,303,903
3,296,585	Countrywide Alternative Loan Trust, Series 2006-HY12, Class A4, 0.58%, 08/25/36(e)	3,108,322
10,000,161	Countrywide Alternative Loan Trust, Series 2006-J7, Class 2A1, 2.50%, 11/20/36(e)	4,902,838
2,951,338	Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1, 0.38%, 02/20/47(e)	1,842,650
10,792,984	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, 0.39%, 03/20/47(e)	7,432,383
13,508,742	Countrywide Alternative Loan Trust, Series 2006-OA7, Class 1A1, 2.08%, 06/25/46(e)	6,963,688
13,772,559	Countrywide Alternative Loan Trust, Series 2006-OA8, Class 1A1, 0.39%, 07/25/46(e)	9,501,853
15,121,054	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A2A, 0.38%, 11/25/36(e)	10,133,075
10,117,193	Countrywide Alternative Loan Trust, Series 2006-OC8, Class 2A2A, 0.32%, 11/25/36(e)	7,266,498
5,953,897	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	4,614,330
3,097,079	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A34, 6.00%, 08/25/37	2,619,803
9,373,723	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A4, 6.00%, 08/25/37	7,913,498
99

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$5,671,632	Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/25/37	$4,054,964
2,841,396	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A8, 6.00%, 05/25/37	2,182,797
9,674,855	Countrywide Alternative Loan Trust, Series 2007-HY5R, Class 2A1B, 5.49%, 03/25/47(e)	7,193,302
4,782,987	Countrywide Alternative Loan Trust, Series 2008-1R, Class 2A3, 6.00%, 08/25/37	3,459,868
1,395,760	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-17, Class 1A6, 5.50%, 09/25/35	1,343,307
4,699,920	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-17, Class A6, 6.00%, 12/25/36	4,346,303
15,647,138	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A1, 1.13%, 04/25/46(e)	8,167,171
1,367,357	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-15, Class 1A29, 6.25%, 09/25/37	1,321,623
513,945	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-15, Class A1, 5.50%, 08/25/35	508,228
1,023,327	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-21, Class 2A2, 5.50%, 10/25/35	1,017,244
6,998,271	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3, 2.81%, 01/25/36(e)	5,390,752
2,657,734	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	2,578,643
8,326,248	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-18, Class 2A7, 6.00%, 12/25/36	7,408,993
6,651,949	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB1, Class 2A1, 2.66%, 03/20/36(e)	4,637,731
1,457,091	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J2, Class 1A1, 6.00%, 04/25/36	1,292,354

Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,424,369	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J4, Class A9, 6.25%, 09/25/36	$1,212,539
748,705	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, 0.40%, 04/25/46(e)	519,254
3,580,938	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-R2, Class AF1, 0.62%, 07/25/36(e)(f)	3,154,379
9,201,764	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-21, Class 1A1, 6.25%, 02/25/38	8,434,249
1,865,619	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-J3, Class A1, 0.70%, 07/25/37(e)	1,138,098
1,564,987	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	1,398,339
5,857,316	Credit Suisse Mortgage Capital Certificates, Series 2006-9, Class 3A1, 6.00%, 11/25/36	5,960,086
8,373,529	Credit Suisse Mortgage Capital Certificates, Series 2007-3, Class 2A10, 6.00%, 04/25/37	7,368,191
1,178,551	Credit Suisse Mortgage Capital Certificates, Series 2010-20R, Class 9A1, 3.06%, 01/27/36(e)(f)	1,085,954
3,459,651	Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.61%, 07/25/36(e)(f)	3,301,512
4,427,047	Credit Suisse Mortgage Capital Certificates, Series 2011-4R, Class 5A1, 4.97%, 05/27/36(e)(f)	4,232,923
3,321,187	Credit Suisse Mortgage Capital Certificates, Series 2011-4R, Class 6A1, 2.95%, 05/27/36(e)(f)	3,223,703
1,376,251	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 1A1, 2.94%, 07/25/36(e)(f)	1,331,185
3,585,788	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 2A1, 2.86%, 08/25/46(e)(f)	3,131,648
2,541,120	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 3A1, 5.91%, 09/20/37(e)(f)	2,609,005
4,562,071	Credit Suisse Mortgage Capital Certificates, Series 2011-6R, Class 5A1, 2.96%, 09/28/36(e)(f)	4,255,450
4,514,738	Credit Suisse Mortgage Capital Certificates, Series 2011-6R, Class 6A1, 2.96%, 08/28/36(e)(f)	4,249,635
100

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,070,660	Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2005-3, Class 4A4, 5.25%, 06/25/35	$2,069,226
6,632,495	Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2007-1, Class 1A3B, 0.34%, 08/25/37(e)	5,006,869
4,448,535	Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2007-QA4, Class 1A1A, 0.39%, 08/25/47(e)	3,277,831
12,511,816	Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2007-RMP1, Class A2, 0.35%, 12/25/36(e)	8,984,389
2,348,752	First Horizon Alternative Mortgage Securities, Series 2005-AA7, Class 2A1, 2.43%, 09/25/35(e)	2,004,953
7,440,073	First Horizon Alternative Mortgage Securities, Series 2006-AA6, Class 2A1, 2.48%, 11/25/36(e)	5,369,522
7,796,017	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A9, 6.00%, 07/25/36	6,866,407
4,000,000	FREMF Mortgage Trust, Series 2012-K708, Class C, 3.76%, 02/25/45(e)(f)	3,851,702
5,000,000	FREMF Mortgage Trust, Series 2012-K709, Class C, 3.74%, 04/01/45(e)(f)	4,809,611
1,819,856	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 3.80%, 11/19/35(e)	1,588,313
3,379,685	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 4A1, 5.49%, 11/19/35(e)	3,365,441
3,853,907	GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 2A1, 4.25%, 04/19/36(e)	3,318,913
5,334,108	Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2, 0.36%, 02/25/37(e)	3,290,935
4,179,593	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 0.55%, 01/25/35(e)(f)	3,677,012
3,541,595	GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, 0.55%, 01/25/36(e)(f)	3,014,857
2,000,543	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.97%, 01/25/35(e)	2,048,410
3,202,753	GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 3.04%, 05/25/35(e)	2,810,117

Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,409,924	GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A4, 2.97%, 10/25/35(e)	$2,300,539
1,707,227	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36	1,554,486
2,516,196	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	2,475,666
5,000,000	GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A4, 5.08%, 01/25/36(e)	4,251,195
3,285,378	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 3.23%, 01/25/36(e)	2,838,078
3,977,173	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	3,758,975
7,982,543	Harborview Mortgage Loan Trust, Series 2006-6, Class 3A1A, 2.90%, 08/19/36(e)	5,423,888
3,023,406	Homebanc Mortgage Trust, Series 2005-1, Class A1, 0.45%, 03/25/35(e)	2,555,698
6,328,455	Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.47%, 10/25/35(e)	5,485,519
2,928,008	Homebanc Mortgage Trust, Series 2006-1, Class 2A1, 2.65%, 04/25/37(e)	2,199,626
3,955,657	Homebanc Mortgage Trust, Series 2006-1, Class A1, 0.38%, 12/25/36(e)	3,202,081
2,781,308	Homebanc Mortgage Trust, Series 2007-1, Class 13A1, 5.80%, 04/25/47(e)	1,918,520
3,013,698	Indymac INDA Mortgage Loan Trust, Series 2006-AR2, Class 4A1, 5.40%, 09/25/36(e)	2,479,199
50,222	Indymac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 3.25%, 11/25/37(e)	46,338
5,559,986	Indymac Index Mortgage Loan Trust, Series 2006-AR11, Class 4A1, 2.88%, 06/25/36(e)	3,494,213
5,973,741	Indymac Index Mortgage Loan Trust, Series 2006-AR12, Class A1, 0.39%, 09/25/46(e)	4,140,920
6,339,464	Indymac Index Mortgage Loan Trust, Series 2006-AR3, Class 3A1A, 4.13%, 04/25/36(e)	4,234,686
6,618,224	Indymac Index Mortgage Loan Trust, Series 2006-AR33, Class 2A21, 3.25%, 01/25/37(e)	5,198,639
101

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$13,551,295	Indymac Index Mortgage Loan Trust, Series 2007-FLX3, Class A1, 0.44%, 06/25/37(e)	$11,518,603
3,066,776	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A1B, 0.26%, 03/25/37(e)	2,713,780
9,841,207	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A3A, 0.35%, 03/25/37(e)	7,186,923
9,571,475	JPMorgan Mortgage Trust, Series 2007-A5, Class 2A1, 1.45%, 10/25/37(e)	6,709,603
1,499,346	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	1,440,442
2,515,692	Mastr Adjustable Rate Mortgages Trust, Series 2005-6, Class 5A2, 2.58%, 07/25/35(e)	2,145,958
3,143,198	Mastr Reperforming Loan Trust, Series 2005-2, Class 1A1F, 0.55%, 05/25/35(e)(f)	2,773,261
2,890,317	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF1, 6.25%, 10/25/36	2,533,419
2,421,839	Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 2A1, 1.10%, 02/25/36(e)	1,994,513
8,578,069	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35(f)	8,596,649
3,612,212	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35(f)	3,621,851
6,990,167	Residential Accredit Loans, Inc., Series 2006-QO6, Class A2, 0.43%, 06/25/46(e)	3,371,191
5,905,327	Residential Accredit Loans, Inc., Series 2006-QS12, Class 2A4, 6.00%, 09/25/36	4,617,943
2,871,663	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	2,315,776
2,400,566	Residential Accredit Loans, Inc., Series 2007-QS6, Class A1, 0.53%, 04/25/37(e)	1,388,225
3,494,075	Residential Asset Securitization Trust, Series 2006-A8, Class 2A3, 6.00%, 08/25/36	2,097,908
1,107,160	Residential Funding Mortgage Securities I, Series 2005-S8, Class A1, 5.50%, 11/25/35	1,094,297
3,223,295	Residential Funding Mortgage Securities I, Series 2005-SA5, Class 2A, 3.38%, 11/25/35(e)	2,676,416

Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$577,752	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/25/36	$553,023
10,202,943	Residential Funding Mortgage Securities I, Series 2006-SA2, Class 2A1, 3.82%, 08/25/36(e)	7,915,678
1,881,473	Residential Funding Mortgage Securities I, Series 2007-S4, Class A2, 6.00%, 04/25/37	1,655,776
8,306,297	Residential Funding Mortgage Securities I, Series 2007-S7, Class A20, 6.00%, 07/25/37	7,964,749
5,360,927	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 2.70%, 05/25/35(e)	4,744,656
8,751,563	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 5A1, 4.89%, 08/25/35(e)	7,839,335
5,516,099	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, 0.52%, 10/25/35(e)	4,454,633
9,867,830	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 8A1, 5.58%, 02/25/36(e)	7,664,612
6,178,139	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 1A1, 4.63%, 10/25/36(e)	4,477,951
11,087,334	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 3A1, 5.15%, 10/25/36(e)	9,033,894
4,731,372	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-4, Class 1A2, 0.42%, 05/25/37(e)	3,209,081
6,194,451	Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 4A1, 0.42%, 05/25/46(e)	3,272,833
9,141,617	Structured Asset Securities Corp, Series 2005-RF3, Class 1A, 0.55%, 06/25/35(e)(f)	7,715,410
13,409,709	Structured Asset Securities Corp., Series 2005-RF2, Class A, 0.55%, 04/25/35(e)(f)	11,794,398
4,995,472	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 5.48%, 04/25/37(e)	4,183,698
1,666,984	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 5.48%, 04/25/37(e)	1,390,312
421,080	WaMu Mortgage Pass-Through Certificates, Series 2005-AR16, Class 1A1, 2.48%, 12/25/35(e)	411,027
9,605,802	WaMu Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A1, 2.69%, 09/25/36(e)	7,530,834
102

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,158,975	WaMu Mortgage Pass-Through Certificates, Series 2006-AR8, Class 1A1, 2.69%, 08/25/46(e)	$971,051
3,432,064	WaMu Mortgage Pass-Through Certificates, Series 2007-HY7, Class 2A2, 2.56%, 07/25/37(e)	2,668,757
6,776,679	WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, 0.94%, 05/25/47(e)	5,843,353
3,642,230	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-10, Class 2A6, 5.50%, 11/25/35	2,853,035
8,090,283	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-2, Class 4CB, 6.00%, 03/25/36	6,990,797
6,443,590	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A3, STEP, 6.22%, 07/25/36	3,212,669
1,521,935	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 3A1, 2.62%, 07/25/36(e)	1,499,654
2,804,661	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A3, 2.60%, 07/25/36(e)	2,510,720
2,106,221	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13, Class A2, 2.61%, 09/25/36(e)	1,875,736
2,139,029	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR19, Class A1, 5.39%, 12/25/36(e)	2,155,351
2,118,503	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 2.72%, 04/25/36(e)	1,943,704
1,739,846	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4, Class A4, 6.00%, 04/27/37	1,678,100
2,080,805	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6, Class A6, 6.00%, 05/25/37	1,982,059
1,444,400	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8, Class 1A16, 6.00%, 07/25/37	1,405,829
1,407,835	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1, 5.98%, 11/25/37(e)	1,262,438
		799,699,535

Principal
Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
$6,000,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class AM, 5.64%, 04/10/49(e)	$6,689,258
10,000,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class AM, 5.72%, 06/11/40(e)	11,165,806
4,587,000	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AM, 6.06%, 12/10/49(e)	5,183,736
2,000,000	Commercial Mortgage Pass Through Certificates, Series 2013-LC6, Class D, 4.29%, 01/10/23(e)(f)	1,875,189
9,000,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM, 5.28%, 04/10/37(e)	9,608,843
2,000,000	GS Mortgage Securities Corp. II, Series 2006-GC6, Class AM, 5.62%, 04/10/38(e)	2,193,158
2,000,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class AJ, 5.62%, 11/10/39	1,927,069
5,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AM, 5.46%, 12/12/44(e)	5,400,244
5,380,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class AJ, 6.08%, 02/12/51(e)	5,390,331
2,080,000	LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class AJ, 5.21%, 04/15/30(e)	2,210,567
7,000,000	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM, 5.38%, 11/15/38	7,798,824
5,000,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class AM, 5.46%, 02/15/40	5,627,384
8,669,000	LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 6.11%, 07/15/40(f)	9,157,022
5,000,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.59%, 04/12/49(e)	5,129,649
8,290,000	Morgan Stanley Capital I Trust, Series 2007-IQ15, Class AM, 5.83%, 06/11/49(e)	9,260,063
3,333,300	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 5.92%, 02/15/51(e)	3,117,904
103

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal
Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$3,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 5.92%, 02/15/51(e)	$3,342,899
		95,077,946

Total Non-Agency Mortgage-Backed Securities (Cost $816,750,237)		894,777,481

U.S. GOVERNMENT AGENCIES — 3.4%

Federal Home Loan Bank — 3.4%
190,000,000	0.06%, 02/01/13(m)	190,000,000
38,000,000	0.04%, 02/19/13(m)	37,999,240
14,000,000	0.12%, 02/27/13(m)	13,998,766

Total U.S. Government Agencies (Cost $241,998,006)		241,998,006

U.S. GOVERNMENT SECURITIES — 22.1%

U.S. Treasury Bills — 22.1%
345,000,000	0.04%, 02/07/13(m)	344,998,594
20,000,000	0.04%, 02/07/13(m)	19,999,863
375,000,000	0.04%, 02/14/13(m)	374,987,163
25,000,000	0.02%, 02/14/13(m)	24,999,865
8,000,000	0.04%, 02/14/13(m)	7,999,899
476,000,000	0.06%, 02/21/13(m)	475,985,974
85,000,000	0.03%, 02/28/13(m)	84,998,571
250,000,000	0.06%, 03/07/13(m)	249,988,313

Total U.S. Government Securities (Cost $1,583,958,242)		1,583,958,242

MUNICIPAL BONDS — 0.0%

California — 0.0%
880,000	City of Tulare Build America Revenue Bonds, OID, (AGM), 8.75%, 11/15/44	1,065,055

Total Municipal Bonds (Cost $851,690)		1,065,055

Shares
CASH SWEEP — 2.4%

UNITED STATES — 2.4%
170,561,469	Citibank - US Dollars on Deposit in Custody Account, 0.02%(n)	170,561,469

Total Cash Sweep (Cost $170,561,469)		170,561,469

		Value

TOTAL INVESTMENTS — 102.3% (Cost $7,059,410,238)(a)		$7,344,827,208

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(163,967,723)
NET ASSETS — 100.0%		$7,180,859,485

Contracts		Value
CALL OPTIONS WRITTEN — (1.9)%
(3,000)	American International Group, Inc., Strike $33.00, Expires 01/17/15	$(2,700,000)
(100)	Apple, Inc., Strike $410.00, Expires 01/18/14	(688,000)
(200)	Apple, Inc., Strike $420.00, Expires 01/18/14	(1,256,000)
(265)	Apple, Inc., Strike $450.00, Expires 01/17/15	(1,831,150)
(100)	Apple, Inc., Strike $450.00, Expires 01/18/14	(472,500)
(100)	Apple, Inc., Strike $470.00, Expires 01/18/14	(386,000)
(75)	Apple, Inc., Strike $540.00, Expires 01/18/14	(133,875)
(75)	Apple, Inc., Strike $570.00, Expires 01/18/14	(94,125)
(100)	Apple, Inc., Strike $590.00, Expires 01/18/14	(99,500)
(100)	Apple, Inc., Strike $600.00, Expires 01/18/14	(87,500)
(100)	Apple, Inc., Strike $625.00, Expires 01/18/14	(66,500)
(5,000)	Applied Materials, Inc., Strike $10.00, Expires 01/18/14	(1,550,000)
(6,403)	Applied Materials, Inc., Strike $12.00, Expires 01/18/14	(1,030,883)
(2,000)	Avago Technologies Ltd., Strike $30.00, Expires 07/20/13	(1,340,000)
(15,000)	Bank of America Corp., Strike $10.00, Expires 01/18/14	(3,300,000)
(2,000)	Barrick Gold Corp., Strike $30.00, Expires 01/18/14	(840,000)
(1,155)	BMC Software, Inc., Strike $34.00, Expires 02/16/13	(958,650)
(500)	Check Point Software Technologies Ltd., Strike $35.00, Expires 01/18/14	(810,000)
(500)	Check Point Software Technologies Ltd., Strike $40.00, Expires 01/18/14	(600,000)
(10,789)	Cisco Systems, Inc., Strike $15.00, Expires 01/18/14	(6,203,675)
(1,485)	Cisco Systems, Inc., Strike $17.00, Expires 01/17/15	(683,100)
(4,500)	Citigroup, Inc., Strike $25.00, Expires 01/18/14	(7,897,500)
(1,500)	Citigroup, Inc., Strike $30.00, Expires 01/18/14	(1,980,000)
104

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Contracts		Value
(1,000)	Coach, Inc., Strike $45.00, Expires 01/18/14	$(890,000)
(250)	Coach, Inc., Strike $50.00, Expires 01/18/14	(152,500)
(4,000)	Corning, Inc., Strike $10.00, Expires 01/17/15	(1,104,000)
(498)	Deere & Co., Strike $65.00, Expires 01/18/14	(1,521,390)
(1,000)	Deere & Co., Strike $70.00, Expires 01/18/14	(2,525,000)
(1,000)	Deere & Co., Strike $72.50, Expires 01/18/14	(2,280,000)
(4,125)	Dell, Inc., Strike $10.00, Expires 01/18/14	(1,464,375)
(3,625)	Dell, Inc., Strike $13.00, Expires 01/18/14	(413,250)
(5,000)	Dell, Inc., Strike $13.00, Expires 08/17/13	(495,000)
(10,995)	Dell, Inc., Strike $8.00, Expires 01/18/14	(5,882,325)
(2,000)	Dolby Laboratories, Inc., Strike $30.00, Expires 03/16/13	(1,300,000)
(1,250)	Dollar General Corp., Strike $45.00, Expires 01/18/14	(650,000)
(2,000)	Exelon Corp., Strike $28.00, Expires 07/20/13	(720,000)
(1,998)	Freeport-McMoRan Copper & Gold, Inc., Strike $25.00, Expires 01/18/14	(2,177,820)
(2,000)	Freeport-McMoRan Copper & Gold, Inc., Strike $28.00, Expires 01/18/14	(1,680,000)
(2,000)	Freeport-McMoRan Copper & Gold, Inc., Strike $30.00, Expires 01/18/14	(1,380,000)
(14)	GameStop Corp., Strike $13.00, Expires 01/18/14	(14,560)
(48)	GameStop Corp., Strike $15.00, Expires 01/18/14	(40,800)
(2,500)	Hewlett-Packard Co., Strike $10.00, Expires 01/18/14	(1,675,000)
(5,250)	Hewlett-Packard Co., Strike $13.00, Expires 01/18/14	(2,231,250)
(4,250)	Intel Corp., Strike $20.00, Expires 01/18/14	(888,250)
(1,648)	iShares FTSE China 25 Index Fund, Strike $35.00, Expires 01/18/14	(1,203,040)
(1,000)	iShares MSCI EAFE Index Fund, Strike $47.00, Expires 01/18/14	(1,270,000)
(558)	iShares MSCI Emerging Markets Index Fund, Strike $30.00, Expires 06/22/13	(881,640)
(1,250)	iShares MSCI Emerging Markets Index Fund, Strike $31.00, Expires 06/22/13	(1,856,250)
(978)	iShares MSCI Emerging Markets Index Fund, Strike $32.00, Expires 06/22/13	(1,222,500)

Contracts		Value
(1,750)	iShares MSCI Emerging Markets Index Fund, Strike $35.00, Expires 06/22/13	$(1,916,250)
(2,941)	iShares MSCI Germany Index Fund, Strike $21.00, Expires 01/18/14	(1,558,730)
(715)	iShares MSCI Germany Index Fund, Strike $22.00, Expires 01/18/14	(321,750)
(1,500)	iShares Silver Trust, Strike $32.00, Expires 01/18/14	(382,500)
(1,000)	iShares Silver Trust, Strike $34.00, Expires 01/18/14	(186,000)
(2,000)	iShares Silver Trust, Strike $36.00, Expires 01/18/14	(272,000)
(1,500)	Kohl’s Corp., Strike $40.00, Expires 01/18/14	(1,155,000)
(2,000)	Lowe’s Cos., Inc., Strike $25.00, Expires 01/18/14	(2,710,000)
(5,000)	MGM Resorts International, Strike $10.00, Expires 01/18/14	(1,725,000)
(7,500)	MGM Resorts International, Strike $11.00, Expires 06/22/13	(1,657,500)
(5,250)	Microsoft Corp., Strike $25.00, Expires 01/18/14	(1,732,500)
(3,235)	Morgan Stanley, Strike $17.00, Expires 01/18/14	(2,118,925)
(1,500)	Morgan Stanley, Strike $20.00, Expires 01/18/14	(660,000)
(2,500)	Mosaic Co. (The), Strike $47.50, Expires 01/18/14	(3,837,500)
(1,500)	NetApp, Inc., Strike $22.00, Expires 06/22/13	(2,400,000)
(2,000)	NetApp, Inc., Strike $25.00, Expires 01/18/14	(2,690,000)
(2,000)	NetApp, Inc., Strike $27.00, Expires 03/16/13	(1,850,000)
(2,347)	NetApp, Inc., Strike $30.00, Expires 01/18/14	(1,959,745)
(3,550)	Newmont Mining Corp., Strike $40.00, Expires 01/18/14	(1,934,750)
(32)	Norfolk Southern Corp., Strike $50.00, Expires 01/18/14	(63,360)
(10,224)	NVIDIA Corp., Strike $10.00, Expires 01/18/14	(2,944,512)
(1,500)	Occidental Petroleum Corp., Strike $67.50, Expires 01/18/14	(3,270,000)
(75)	Occidental Petroleum Corp., Strike $75.00, Expires 01/18/14	(116,625)
(500)	Occidental Petroleum Corp., Strike $77.50, Expires 01/18/14	(687,500)
(500)	Occidental Petroleum Corp., Strike $80.00, Expires 01/18/14	(600,000)
105

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Contracts		Value
(1,000)	QUALCOMM, Inc., Strike $55.00, Expires 01/18/14	$(1,305,000)
(1,849)	Questcor Pharmaceuticals, Inc., Strike $20.00, Expires 01/18/14	(1,423,730)
(1,550)	SanDisk Corp., Strike $25.00, Expires 01/18/14	(4,099,750)
(1,500)	Seagate Technology Plc, Strike $18.00, Expires 01/17/15	(2,707,500)
(2,500)	Seagate Technology Plc, Strike $20.00, Expires 01/18/14	(3,550,000)
(2,000)	Seagate Technology Plc, Strike $22.00, Expires 01/18/14	(2,510,000)
(1,000)	Seagate Technology Plc, Strike $25.00, Expires 01/18/14	(1,000,000)
(1,000)	Seagate Technology Plc, Strike $27.00, Expires 01/18/14	(850,000)
(600)	SPDR Gold Trust, Strike $165.00, Expires 01/18/14	(528,000)
(500)	SPDR Gold Trust, Strike $165.00, Expires 03/16/13	(60,000)
(300)	SPDR Gold Trust, Strike $175.00, Expires 01/17/15	(390,000)
(1,600)	SPDR Gold Trust, Strike $175.00, Expires 01/18/14	(896,000)
(1,100)	SPDR Gold Trust, Strike $180.00, Expires 01/18/14	(495,000)
(1,200)	SPDR Gold Trust, Strike $180.00, Expires 01/18/14	(540,000)
(300)	SPDR Gold Trust, Strike $190.00, Expires 01/18/14	(89,700)
(300)	SPDR Gold Trust, Strike $195.00, Expires 01/18/14	(74,100)
(9)	SPDR S&P 500 ETF Trust, Strike $115.00, Expires 06/22/13	(31,698)
(400)	SPDR S&P 500 ETF Trust, Strike $135.00, Expires 01/18/14	(735,600)
(500)	SPDR S&P 500 ETF Trust, Strike $145.00, Expires 01/18/14	(547,500)
(673)	St. Jude Medical, Inc., Strike $32.50, Expires 01/18/14	(619,160)
(2,000)	Teva Pharmaceutical Industries Ltd., Strike $40.00, Expires 01/18/14	(348,000)
(458)	Texas Instruments, Inc., Strike $25.00, Expires 01/18/14	(391,590)
(9,000)	Weatherford International Ltd., Strike $10.00, Expires 01/18/14	(3,645,000)
(1,500)	Western Digital Corp., Strike $40.00, Expires 01/18/14	(1,500,000)

Total Call Options Written (Premiums received $(118,327,847))		(138,015,383)

Contracts		Value
STRUCTURED OPTIONS — 1.2%
50,000	Basket 50% UKX Index & 50% DAXK Index, One call strike at 100%, One written call strike at 110%, One written put strike at 100% with a barrier level strike at 75%, Expires 08/07/13, Broker JPMorgan Chase & Co.	$264,587
2,800	CAC 40 Index, One call strike $3,571.50, One written put strike $3,214.35, Expires 03/19/13, Broker Credit Suisse Group AG	524,745
147,580	Citigroup, Inc., One call strike $33.88, One written call strike $37.27, One written put strike $33.88 with a barrier level strike of $20.32, Expires 02/21/14, Broker Goldman Sachs Group, Inc.	207,550
143,308	Citigroup, Inc., One call strike $34.89, One written call strike $38.379, One written put strike $34.89 with a barrier level strike of $20.934, Expires 01/17/14, Broker Goldman Sachs Group, Inc.	201,001
2,624	DAXK Index, One call strike $3,808.3, One written call strike $4,569.96, One written put strike $3,808.3 with a barrier level strike of $2,665.81, Expires 09/20/13, Broker Goldman Sachs Group, Inc.	858,309
3,844	DAXK Index, One call strike $3,843.7000, One written call strike $4,228.0700, One written put strike $3,843.7000 with a barrier level strike of $2,498.4050, Expires 08/16/13, Broker JPMorgan Chase & Co.	563,515
7,800	DAXK Index, One call strike $3,847.00, One written call strike $4,231.7, One written put strike $3,847.00 with a barrier level strike of $2,500.55, Expires 08/16/13, Broker Goldman Sachs Group, Inc.	1,653,736
2,786	DAXK Index, One call strike $4,014.32, One written call strike $4,616.46, One written put strike $4,014.32 with a barrier level strike of $2,609.308, Expires 10/18/13, Broker Goldman Sachs Group, Inc.	526,390
106

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Contracts		Value
2,455	DAXK Index, One call strike $4,073.41, One written call strike $4,684.42, One written put strike $4,073.41 with a barrier level strike of $2,647.72, Expires 10/18/13, Broker Credit Suisse Group AG	$421,941
2,455	DAXK Index, One call strike $4,073.41, One written call strike $4,684.42, One written put strike $4,073.41 with a barrier level strike of $2,647.72, Expires 11/15/13, Broker Credit Suisse Group AG	409,239
6,028	DAXK Index, One call strike $4,147.00, One written call strike $4,769.05, One written put strike $4,147.00 with a barrier level strike of $2,695.55, Expires 04/17/14, Broker Goldman Sachs Group, Inc.	281,254
1,464	Energy Select Sector SPDR, outperformance call option above Consumer Discretionary SPDR, One written put strike $1,463.78, with a barrier level strike on the S&P 500 Index of $1,024.646, Expires 06/21/13, Broker Citigroup, Inc.	29,791
184,702	iShares MSCI Brazil Index Fund, One call strike $54.1412, One written call strike $62.2624, One written put strike $54.1412 with a barrier level strike of $32.4847, Expires 11/15/13, Broker Citigroup, Inc.	392,906
91,950	iShares MSCI Brazil Index Fund, One call strike $54.3776, One written call strike $62.5342, One written put strike $54.3776 with a barrier level strike of $32.6266, Expires 11/15/13, Broker Citigroup, Inc.	193,866
97,599	iShares MSCI EAFE Index Fund, One call strike $51.23, One written call strike $58.91, One written put strike $51.23 with a barrier level strike of $33.30, Expires 01/17/14, Broker UBS AG	377,272

Contracts		Value
97,182	iShares MSCI EAFE Index Fund, One call strike $51.45, One written call strike $59.17, One written put strike $51.45 with a barrier level strike of $33.44, Expires 01/17/14, Broker Goldman Sachs Group, Inc.	$391,617
290,810	iShares MSCI EAFE Index Fund, One call strike $51.58, One written call strike $61.90, One written put strike $51.58 with a barrier level strike of $36.11, Expires 01/17/14, Broker UBS AG	1,348,836
381,098	iShares MSCI EAFE Index Fund, One call strike $52.48, One written call strike $60.35, One written put strike $52.48 with a barrier level strike of $34.11, Expires 01/17/14, Broker UBS AG	1,321,480
189,753	iShares MSCI EAFE Index Fund, One call strike $52.70, One written call strike $57.97, One written put strike $52.70 with a barrier level strike of $31.62, Expires 02/21/14, Broker UBS AG	403,767
94,762	iShares MSCI EAFE Index Fund, One call strike $52.7638, One written call strike $60.6784, One written put strike $52.7638 with a barrier level strike of $34.2965, Expires 02/21/14, Broker Citigroup, Inc.	302,199
94,607	iShares MSCI EAFE Index Fund, One call strike $52.85, One written call strike $60.7775, One written put strike $52.85 with a barrier level strike of $31.71, Expires 02/21/14, Broker JPMorgan Chase & Co.	339,085
189,036	iShares MSCI EAFE Index Fund, One call strike $52.90, One written call strike $60.84, One written put strike $52.90 with a barrier level strike of $34.39, Expires 01/17/14, Broker UBS AG	627,440
470,190	iShares MSCI EAFE Index Fund, One call strike $53.17, One written call strike $61.1455, One written put strike $53.17 with a barrier level strike of $34.5605, Expires 09/20/13, Broker Goldman Sachs Group, Inc.	2,080,382
107

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Contracts		Value
1,128,456	iShares MSCI EAFE Index Fund, One call strike $53.17, One written call strike $63.804, One written put strike $53.17 with a barrier level strike of $34.5605, Expires 02/21/14, Broker Goldman Sachs Group, Inc.	$4,627,947
750,920	iShares MSCI EAFE Index Fund, One call strike $53.268, One written call strike $61.2582, One written put strike $53.268 with a barrier level strike of $37.288, Expires 07/19/13, Broker JPMorgan Chase & Co.	3,358,355
93,809	iShares MSCI EAFE Index Fund, One call strike $53.30, One written call strike $61.30, One written put strike $53.30 with a barrier level strike of $31.98, Expires 02/21/14, Broker Goldman Sachs Group, Inc.	326,311
93,552	iShares MSCI EAFE Index Fund, One call strike $53.446, One written call strike $61.4629, One written put strike $53.446 with a barrier level strike of $32.0676, Expires 03/21/14, Broker Goldman Sachs Group, Inc.	288,100
187,058	iShares MSCI EAFE Index Fund, One call strike $53.4593, One written call strike $58.8052, One written put strike $53.4593 with a barrier level strike of $34.7490, Expires 01/17/14, Broker JPMorgan Chase & Co.	377,124
93,277	iShares MSCI EAFE Index Fund, One call strike $53.604, One written call strike $61.6446, One written put strike $53.604 with a barrier level strike of $32.1624, Expires 02/21/14, Broker Goldman Sachs Group, Inc.	305,746
93,249	iShares MSCI EAFE Index Fund, One call strike $53.62, One written call strike $61.66, One written put strike $53.62 with a barrier level strike of $32.17, Expires 02/21/14, Broker UBS AG	289,554

Contracts		Value
186,470	iShares MSCI EAFE Index Fund, One call strike $53.628, One written call strike $61.673, One written put strike $53.628 with a barrier level strike of $32.177, Expires 02/21/14, Broker Goldman Sachs Group, Inc.	$629,829
139,070	iShares MSCI EAFE Index Fund, One call strike $53.93, One written call strike $62.02, One written put strike $53.93 with a barrier level strike of $32.358, Expires 03/21/14, Broker Goldman Sachs Group, Inc.	421,674
163,026	iShares MSCI EAFE Index Fund, One call strike $54.27, One written call strike $62.4105, One written put strike $54.27 with a barrier level strike of $35.2755, Expires 01/17/14, Broker Citigroup, Inc.	460,436
184,150	iShares MSCI EAFE Index Fund, One call strike $54.3036, One written call strike $62.4491, One written put strike $54.3036 with a barrier level strike of $35.2973, Expires 02/21/14, Broker Goldman Sachs Group, Inc.	485,045
183,993	iShares MSCI EAFE Index Fund, One call strike $54.35, One written call strike $62.50, One written put strike $54.35 with a barrier level strike of $32.61, Expires 02/21/14, Broker UBS AG	520,998
183,857	iShares MSCI EAFE Index Fund, One call strike $54.39, One written call strike $59.83, One written put strike $54.39 with a barrier level strike of $35.35, Expires 10/18/13, Broker UBS AG	473,528
183,288	iShares MSCI EAFE Index Fund, One call strike $54.559, One written call strike $60.0149, One written put strike $54.559 with a barrier level strike of $35.4634, Expires 11/15/13, Broker Goldman Sachs Group, Inc.	408,647
183,217	iShares MSCI EAFE Index Fund, One call strike $54.58, One written call strike $60.04, One written put strike $54.58 with a barrier level strike of $32.75, Expires 10/18/13, Broker UBS AG	503,982
108

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Contracts		Value
303,495	iShares MSCI EAFE Index Fund, One call strike $54.6556, One written call strike $61.2143, One written put strike $54.6556 with a barrier level strike of $38.2589, Expires 07/19/13, Broker Citigroup, Inc.	$995,583
182,882	iShares MSCI EAFE Index Fund, One call strike $54.68, One written call strike $62.88, One written put strike $54.68 with a barrier level strike of $35.54, Expires 12/20/13, Broker UBS AG	521,816
182,799	iShares MSCI EAFE Index Fund, One call strike $54.705, One written call strike $60.1755, One written put strike $54.705 with a barrier level strike of $32.823, Expires 11/15/13, Broker Goldman Sachs Group, Inc.	452,211
272,777	iShares MSCI EAFE Index Fund, One call strike $54.99, One written call strike $63.24, One written put strike $54.99 with a barrier level strike of $35.74, Expires 03/21/14, Broker UBS AG	554,137
272,727	iShares MSCI EAFE Index Fund, One call strike $55.00, One written call strike $63.25, One written put strike $55.00 with a barrier level strike of $33.00, Expires 04/17/14, Broker UBS AG	599,995
90,843	iShares MSCI EAFE Index Fund, One call strike $55.04, One written call strike $63.296, One written put strike $55.04 with a barrier level strike of $33.024, Expires 04/17/14, Broker JPMorgan Chase & Co.	222,652
202,842	iShares MSCI EAFE Index Fund, One call strike $55.20, One written call strike $60.72, One written put strike $55.20 with a barrier level strike of $35.88, Expires 08/16/13, Broker JPMorgan Chase & Co.	543,967
271,730	iShares MSCI EAFE Index Fund, One call strike $55.2019, One written call strike $63.4822, One written put strike $55.2019 with a barrier level strike of $37.5373, Expires 03/21/14, Broker Credit Suisse Group AG	528,372

Contracts		Value
102,565	iShares MSCI EAFE Index Fund, One call strike $55.29, One written call strike $60.819, One written put strike $55.29 with a barrier level strike of $35.9385, Expires 08/16/13, Broker Credit Suisse Group AG	$279,572
178,955	iShares MSCI EAFE Index Fund, One call strike $55.88, One written call strike $62.5856, One written put strike $55.88 with a barrier level strike of $36.322, Expires 04/17/14, Broker JPMorgan Chase & Co.	188,275
266,809	iShares MSCI EAFE Index Fund, One call strike $56.22, One written call strike $64.65, One written put strike $56.22 with a barrier level strike of $38.23, Expires 05/16/14, Broker Credit Suisse Group AG	281,355
266,714	iShares MSCI EAFE Index Fund, One call strike $56.24, One written call strike $64.68, One written put strike $56.24 with a barrier level strike of $39.37, Expires 05/16/14, Broker UBS AG	164,766
177,462	iShares MSCI EAFE Index Fund, One call strike $56.35, One written call strike $67.62, One written put strike $56.35 with a barrier level strike of $36.63, Expires 08/15/14, Broker Credit Suisse Group AG	158,216
176,697	iShares MSCI EAFE Index Fund, One call strike $56.5940, One written call strike $65.0831, One written put strike $56.5940 with a barrier level strike of $36.7861, Expires 08/15/14, Broker Citigroup, Inc.	(18,149)
174,767	iShares MSCI EAFE Index Fund, One call strike $57.2191, One written call strike $65.8020, One written put strike $57.2191 with a barrier level strike of $37.1924, Expires 08/15/14, Broker Citigroup, Inc.	(70,004)
109

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Contracts		Value
173,220	iShares MSCI EAFE Index Fund, One call strike $57.73, One written call strike $68.12, One written put strike $57.73 with a barrier level strike of $41.85, Expires 07/18/14, Broker Credit Suisse Group AG	$(134,988)
172,859	iShares MSCI EAFE Index Fund, One call strike $57.8506, One written call strike $66.5282, One written put strike $57.8506 with a barrier level strike of $39.0492, Expires 08/15/14, Broker Citigroup, Inc.	(178,771)
259,023	iShares MSCI EAFE Index Fund, One call strike $57.91, One written call strike $64.69, One written put strike $57.91 with a barrier level strike of $40.54, Expires 08/15/14, Broker UBS AG	(308,196)
345,352	iShares MSCI EAFE Index Fund, One call strike $57.912, One written call strike $67.77, One written put strike $57.912 with a barrier level strike of $40.54, Expires 08/15/14, Broker Goldman Sachs Group, Inc.	(331,145)
85,837	iShares MSCI EAFE Index Fund, One call strike $58.25, One written call strike $64.08, One written put strike $58.25 with a barrier level strike of $40.78, Expires 07/18/14, Broker UBS AG	(189,241)
423,298	iShares MSCI EAFE Index Fund, One call strike $60.83, One written put strike $50.20 with a barrier level strike of $44.295, Expires 07/29/13, Broker Goldman Sachs Group, Inc.	322,423
750,920	iShares MSCI EAFE Index Fund, One call strike $61.2582, One written call strike $53.268, One put strike $53.268 with a barrier level strike of $37.288, Expires 07/19/13, Broker Goldman Sachs Group, Inc.	(3,405,299)
337,268	iShares MSCI EAFE Index Fund, One call strike $61.672, One written put strike $51.591 with a barrier level strike of $45.661, Expires 09/20/13, Broker Goldman Sachs Group, Inc.	116,474

Contracts		Value
122,540	iShares MSCI Emerging Markets Index Fund, One call strike $40.8031, One written call strike $46.9236, One written put strike $40.8031 with a barrier level strike of $26.5220, Expires 02/21/14, Broker Citigroup, Inc.	$218,223
482,944	iShares MSCI Emerging Markets Index Fund, One call strike $41.4127, One written call strike $49.6952, One written put strike $41.4127 with a barrier level strike of $26.918, Expires 12/20/13, Broker JPMorgan Chase & Co.	1,208,780
240,861	iShares MSCI Emerging Markets Index Fund, One call strike $41.5177, One written call strike $49.8212, One written put strike $41.5177 with a barrier level strike of $24.9106, Expires 03/21/14, Broker Citigroup, Inc.	537,885
240,804	iShares MSCI Emerging Markets Index Fund, One call strike $41.5276, One written call strike $47.7567, One written put strike $41.5276 with a barrier level strike of $26.993, Expires 04/17/14, Broker JPMorgan Chase & Co.	273,256
238,743	iShares MSCI Emerging Markets Index Fund, One call strike $41.886, One written call strike $50.2632, One written put strike $41.886 with a barrier level strike of $27.226, Expires 12/20/13, Broker JPMorgan Chase & Co.	535,871
354,404	iShares MSCI Emerging Markets Index Fund, One call strike $42.3246, One written call strike $48.25, One written put strike $42.3246 with a barrier level strike of $29.6272, Expires 04/17/14, Broker Citigroup, Inc.	91,281
230,627	iShares MSCI Emerging Markets Index Fund, One call strike $43.36, One written call strike $49.8640, One written put strike $43.36 with a barrier level strike of $30.3520, Expires 05/16/14, Broker JPMorgan Chase & Co.	(39,758)
110

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Contracts		Value
334,225	iShares MSCI Emerging Markets Index Fund, One call strike $44.88, One written call strike $51.62, One written put strike $44.88 with a barrier level strike of $32.537, Expires 06/20/14, Broker Goldman Sachs Group, Inc.	$(539,659)
140,193	iShares MSCI Mexico Index Fund, One call strike $71.33, One written call strike $82.03, One written put strike $71.33 with a barrier level strike of $49.93, Expires 05/16/14, Broker UBS AG	36,011
347,175	iShares Silver Trust, One call strike $28.804 with a barrier level strike of $43.207, One written put strike $28.804 with a barrier level strike of $18.722, Expires 08/15/14, Broker Goldman Sachs Group, Inc.	(284,466)
613,686	iShares Silver Trust, One call strike $32.59 with a barrier level strike of $48.885, One written put strike $32.59 with a barrier level strike of $19.554, Expires 06/20/14, Broker Goldman Sachs Group, Inc.	(1,149,828)
366,133	Market Vectors Russia ETF, One call strike $27.3125, One written call strike $31.41, One written put strike $27.3125 with a barrier level strike of $17.752, Expires 01/17/14, Broker Goldman Sachs Group, Inc.	433,139
180,050	Market Vectors Russia ETF, One call strike $27.77, One written call strike $33.324, One written put strike $27.77 with a barrier level strike of $16.662, Expires 12/20/13, Broker Goldman Sachs Group, Inc.	341,408
268,529	Market Vectors Russia ETF, One call strike $27.93, One written call strike $33.53, One written put strike $27.93 with a barrier level strike of $16.75, Expires 12/20/13, Broker Goldman Sachs Group, Inc.	490,772
177,557	Market Vectors Russia ETF, One call strike $28.16, One written call strike $33.80, One written put strike $28.16 with a barrier level strike of $16.89, Expires 12/20/13, Broker Goldman Sachs Group, Inc.	307,903

Contracts		Value
173,250	Market Vectors Russia ETF, One call strike $28.86, One written call strike $34.63, One written put strike $28.86 with a barrier level strike of $17.32, Expires 12/20/13, Broker UBS AG	$309,812
167,748	Market Vectors Russia ETF, One call strike $29.8067, One written call strike $35.7680, One written put strike $29.8067 with a barrier level strike of $17.8840, Expires 11/15/13, Broker JPMorgan Chase & Co.	272,936
10,000	MSCI Emerging Markets Index, One lookback call determined at 105% of lowest closing price through 03/12/13, One written lookback put with a barrier level of 81% of lookback reference level if final price at expiration is below lookback reference level, Expires 03/31/14, Broker Goldman Sachs Group, Inc.	(169,013)
10,000	Nikkei-225 Index, One call strike $10,629.8287, One written call strike $12,755.7944, Expires 06/18/14, One written put strike $878.5780 on Russell 2000 Index with a barrier level strike of $615.0046, Expires 06/20/14, Broker Citigroup, Inc.	(31,423)
2,233	Nikkei-225 Index, One call strike $8,956.00, One written call strike $11,195.00, One written put strike $8,956.00 with a barrier level strike of $6,851.34, Expires 03/14/14, Broker Credit Suisse Group AG	2,910,939
1,105	Nikkei-225 Index, One call strike $9,050.00, One written call strike $10,407.50, One written put strike $8,389.35, Expires 12/13/13, Broker JPMorgan Chase & Co.	1,020,989
3,984	Nikkei-225 Index, One written call strike $11,596.2396, One written put strike $10,794.00 with a barrier level strike of $8,365.35, Expires 03/14/14, Broker Goldman Sachs Group, Inc.	4,771,974
111

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Contracts		Value
2,218	Nikkei-225 Index, One written call strike $11,905.00, One written put strike $10,487.35 with a barrier level strike of $8,232.572, Expires 04/18/14, Broker Goldman Sachs Group, Inc.	$2,462,776
12,960	Russell 2000 Index, One call strike $771.58, One written call strike $902.75, One written put strike $771.58 with a barrier level strike of $540.109, Expires 02/21/14, Broker Goldman Sachs Group, Inc.	825,777
50,730	Russell 2000 Index, One call strike $788.49, One written call strike $946.19, One written put strike $788.49 with a barrier level strike of $551.941, Expires 02/21/14, Broker Goldman Sachs Group, Inc.	3,513,400
18,491	Russell 2000 Index, One call strike $811.22, One written call strike $949.14, One written put strike $811.22 with a barrier level strike of $567.853, Expires 04/17/14, Broker Goldman Sachs Group, Inc.	744,954
18,289	Russell 2000 Index, One call strike $820.18, One written call strike $926.81, One written put strike $820.18 with a barrier level strike of $533.116, Expires 03/21/14, Broker Goldman Sachs Group, Inc.	606,866
12,189	Russell 2000 Index, One call strike $820.47, One written call strike $943.55, One written put strike $820.47 with a barrier level strike of $574.326, Expires 05/16/14, Broker Goldman Sachs Group, Inc.	308,315
12,030	Russell 2000 Index, One call strike $831.26, One written call strike $972.5742, One written put strike $831.26 with a barrier level strike of $581.882, Expires 05/16/14, Broker Goldman Sachs Group, Inc.	332,612

Contracts		Value
17,736	Russell 2000 Index, One call strike $845.75, One written call strike $972.6125, One written put strike $845.75 with a barrier level strike of $592.025, Expires 05/16/14, Broker Goldman Sachs Group, Inc.	$255,193
7,390	S&P 500 Index, One call strike $1,353.11, One written call strike $1,583.14, One written put strike $1,353.11 with a barrier level strike of $1,014.829, Expires 03/21/14, Broker Goldman Sachs Group, Inc.	639,375
3,687	S&P 500 Index, One call strike $1,356.06, One written put strike $1,342.63 with a barrier level strike of $993.55, Expires 04/19/13, Broker UBS AG	533,655
3,664	S&P 500 Index, One call strike $1,364.7509, One written call strike $1,637.7011, One written put strike $1,364.7509 with a barrier level strike of $955.326, Expires 01/17/14, Broker JPMorgan Chase & Co.	399,503
7,260	S&P 500 Index, One call strike $1,377.35, One written call strike $1,583.9525, One written put strike $1,377.35 with a barrier level strike of $964.145, Expires 11/15/13, Broker JPMorgan Chase & Co.	670,134
10,871	S&P 500 Index, One call strike $1,379.79, One written call strike $1,655.75, One written put strike $1,379.79 with a barrier level strike of $1,034.84, Expires 02/21/14, Broker Credit Suisse Group AG	956,463
21,721	S&P 500 Index, One call strike $1,381.17, One written call strike $1,657.4, One written put strike $1,381.17 with a barrier level strike of $1,035.874, Expires 02/21/14, Broker Goldman Sachs Group, Inc.	1,926,843
7,224	S&P 500 Index, One call strike $1,384.19, One written call strike $1,591.82, One written put strike $1,384.19 with a barrier level strike of $1,038.14, Expires 12/20/13, Broker Credit Suisse Group AG	559,592
112

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Contracts		Value
14,441	S&P 500 Index, One call strike $1,384.94, One written call strike $1,551.1328, One written put strike $1,384.94 with a barrier level strike of $1,038.705, Expires 12/20/13, Broker JPMorgan Chase & Co.	$875,314
3,630	S&P 500 Index, One call strike $1,391.3682, One written put strike $1,377.5923, Expires 04/19/13, Broker Citigroup, Inc.	400,200
7,237	S&P 500 Index, One call strike $1,395.5675, One written put strike $1,381.75 with a barrier level strike of $1,039.0760, Expires 04/19/13, Broker JPMorgan Chase & Co.	768,362
7,160	S&P 500 Index, One call strike $1,396.78, One written call strike $1,676.14, One written put strike $1,396.78 with a barrier level strike of $977.746, Expires 04/17/14, Broker Goldman Sachs Group, Inc.	537,775
3,578	S&P 500 Index, One call strike $1,397.24, One written call strike $1,676.688, One written put strike $1,397.24 with a barrier level strike of $978.068, Expires 04/17/14, Broker JPMorgan Chase & Co.	269,112
109,500	S&P 500 Index, One call strike $1,398.58, One written call strike $1,608.37, One written put strike $1,398.58 with a barrier level strike of $1,006.98, Expires 04/17/14, Broker Credit Suisse Group AG	190,372
21,410	S&P 500 Index, One call strike $1,401.20, One written call strike $1,639.404, One written put strike $1,401.20 with a barrier level strike of $980.84, Expires 04/17/14, Broker JPMorgan Chase & Co.	1,330,852
3,568	S&P 500 Index, One call strike $1,401.38 with a barrier level strike when EUR is less than 1.22, One written put strike $1,401.38 with a barrier level strike of $1,051.00, Expires 07/19/13, Broker Goldman Sachs Group, Inc.	(41,930)

Contracts		Value
7,135	S&P 500 Index, One call strike $1,401.4609, One written call strike $1,555.6216, One written put strike $1,401.4609 with a barrier level strike of $981.0227, Expires 02/21/14, Broker Goldman Sachs Group, Inc.	$323,397
7,133	S&P 500 Index, One call strike $1,401.86, One written call strike $1,612.14, One written put strike $1,401.86 with a barrier level strike of $1,009.34, Expires 04/21/14, Broker Citigroup, Inc.	350,837
3,566	S&P 500 Index, One call strike $1,402.22 with a barrier level strike when EUR is less than 1.23, One written put strike $1,402.22 with a barrier level strike of $764.00, Expires 08/16/13, Broker Goldman Sachs Group, Inc.	(1,909)
14,243	S&P 500 Index, One call strike $1,404.18, One written call strike $1,614.807, One written put strike $1,404.18 with a barrier level strike of $912.717, Expires 01/17/14, Broker Citigroup, Inc.	1,079,220
10,718	S&P 500 Index, One call strike $1,406.16, One written call strike $1,617.084, One written put strike $1,406.16 with a barrier level strike of $984.312, Expires10/18/13, Broker Goldman Sachs Group, Inc.	900,923
3,556	S&P 500 Index, One call strike $1,406.21, One written call strike $1,617.1415, One written put strike $1,406.21 with a barrier level strike of $914.0370, Expires 01/17/14, Broker JPMorgan Chase & Co.	271,744
10,655	S&P 500 Index, One call strike $1,407.83, One written call strike $1,619.00, One written put strike $1,407.83 with a barrier level strike of $1,055.8725, Expires 03/21/14, Broker Goldman Sachs Group, Inc.	521,704
3,545	S&P 500 Index, One call strike $1,410.26, One written call strike $1,621.89, One written put strike $1,410.26 with a barrier level strike of $987.174, Expires 03/21/14, Broker Goldman Sachs Group, Inc.	199,481
113

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Contracts		Value
10,617	S&P 500 Index, One call strike $1,412.84, One written call strike $1,653.0228, One written put strike $1,412.84 with a barrier level strike of $1,024.3090, Expires 06/20/14, Broker JPMorgan Chase & Co.	$447,443
3,536	S&P 500 Index, One call strike $1,414.1, One written call strike $1,626.22, One written put strike $1,414.1 with a barrier level strike of $989.87, Expires 10/18/13, Broker Goldman Sachs Group, Inc.	283,763
7,063	S&P 500 Index, One call strike $1,415.80, One written call strike $1,557.38, One written put strike $1,415.80 with a barrier level strike of $1,061.85, Expires 06/21/13, Broker UBS AG	504,271
10,594	S&P 500 Index, One call strike $1,415.9583, One written call strike $1,600.0329, One written put strike $1,415.9583 with a barrier level strike of $1,019.49, Expires 04/17/14, Broker JPMorgan Chase & Co.	355,952
3,511	S&P 500 Index, One call strike $1,424.1778, One written call strike $1,595.0791, One written put strike $1,424.1778 with a barrier level strike of $996.924, Expires 11/15/13, Broker JPMorgan Chase & Co.	201,123
3,508	S&P 500 Index, One call strike $1,425.48, One written call strike $1,596.54, One written put strike $1,425.48 with a barrier level strike of $997.84, Expires 11/15/13, Broker Credit Suisse Group AG	205,690
10,519	S&P 500 Index, One call strike $1,426.00, One written call strike $1,639.9, One written put strike $1,426.00 with a barrier level strike of $1,069.50, Expires 05/16/14, Broker Goldman Sachs Group, Inc.	281,205
3,642	S&P 500 Index, One call strike $1,426.50, One written call strike $1,640.475, One written put strike $1,426.50 with a barrier level strike of $998.55, Expires 01/17/14, Broker Goldman Sachs Group, Inc.	217,957

Contracts		Value
3,503	S&P 500 Index, One call strike $1,427.52, One written call strike $1,641.65, One written put strike $1,427.52 with a barrier level strike of $999.26, Expires 11/15/13, Broker UBS AG	$230,540
3,500	S&P 500 Index, One call strike $1,428.75, One written call strike $1,571.625, One written put strike $1,428.75 with a barrier level strike of $1,000.125, Expires 10/18/13, Broker JPMorgan Chase & Co.	180,094
6,999	S&P 500 Index, One call strike $1,428.75, One written call strike $1,600.20, One written put strike $1,428.75 with a barrier level strike of $1,071.56, Expires 05/16/14, Broker UBS AG	65,123
6,997	S&P 500 Index, One call strike $1,429.2594, One written call strike $1,643.6483, One written put strike $1,429.2594 with a barrier level strike of $1,036.2131, Expires 05/16/14, Broker Goldman Sachs Group, Inc.	213,838
6,990	S&P 500 Index, One call strike $1,430.56, One written call strike $1,645.15, One written put strike $1,430.56 with a barrier level strike of $1,001.39, Expires 09/20/13, Broker Goldman Sachs Group, Inc.	521,785
10,469	S&P 500 Index, One call strike $1,432.8567, One written call strike $1,647.7852, One written put strike $1,432.8567 with a barrier level strike of $1,003.00, Expires 10/18/13, Broker JPMorgan Chase & Co.	713,047
6,975	S&P 500 Index, One call strike $1,433.79, One written call strike $1,577.17, One written put strike $1,433.79 with a barrier level strike of $1,003.65, Expires 01/17/14, Broker Credit Suisse Group AG	226,838
10,461	S&P 500 Index, One call strike $1,433.90, One written call strike $1,577.29, One written put strike $1,433.90 with a barrier level strike of $1,003.73, Expires 11/15/13, Broker UBS AG	444,552
114

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Contracts		Value
6,974	S&P 500 Index, One call strike $1,434.00, One written call strike $1,649.10, One written put strike $1,434.00 with a barrier level strike of $1,003.80, Expires 11/15/13, Broker JPMorgan Chase & Co.	$439,282
10,439	S&P 500 Index, One call strike $1,436.9466, One written call strike $1,652.4886, One written put strike $1,436.9466 with a barrier level strike of $1,005.863, Expires 12/20/13, Broker JPMorgan Chase & Co.	584,491
6,947	S&P 500 Index, One call strike $1,439.53, One written call strike $1,612.2736, One written put strike $1,439.53 with a barrier level strike of $1,043.6593, Expires 05/16/14, Broker Goldman Sachs Group, Inc.	83,105
13,861	S&P 500 Index, One call strike $1,442.91, One written call strike $1,659.3465, One written put strike $1,442.91 with a barrier level strike of $1,010.037, Expires 02/21/14, Broker Goldman Sachs Group, Inc.	610,074
13,859	S&P 500 Index, One call strike $1,443.07, One written call strike $1,659.53, One written put strike $1,443.07 with a barrier level strike of $1,010.15, Expires 02/21/14, Broker Credit Suisse Group AG	586,258
3,460	S&P 500 Index, One call strike $1,445.08, One written call strike $1,661.842, One written put strike $1,445.08 with a barrier level strike of $1,011.556, Expires 03/21/14, Broker Goldman Sachs Group, Inc.	130,023
13,771	S&P 500 Index, One call strike $1,452.31, One written call strike $1,742.77, One written put strike $1,452.31 with a barrier level strike of $1,089.23, Expires 03/21/14, Broker UBS AG	434,660

Contracts		Value
3,442	S&P 500 Index, One call strike $1,452.50, One written call strike $1,670.3750, One written put strike $1,452.50 with a barrier level strike of $1,016.75, Expires 01/17/14, Broker JPMorgan Chase & Co.	$151,239
3,437	S&P 500 Index, One call strike $1,454.90, One written call strike $1,600.39, One written put strike $1,454.90 with a barrier level strike of $1,018.43, Expires 11/15/13, Broker JPMorgan Chase & Co.	119,662
6,868	S&P 500 Index, One call strike $1,455.9625, One written call strike $1,674.3569, One written put strike $1,455.9625 with a barrier level strike of $1,019.1738, Expires 12/20/13, Broker Citigroup, Inc.	293,441
3,430	S&P 500 Index, One call strike $1,457.70, One written call strike $1,603.47, One written put strike $1,457.70 with a barrier level strike of $1,020.39, Expires 10/18/13, Broker Citigroup, Inc.	129,867
6,850	S&P 500 Index, One call strike $1,459.78, One written call strike $1,605.758, One written put strike $1,459.78 with a barrier level strike of $1,021.846, Expires 11/15/13, Broker Citigroup, Inc.	206,544
11,032	S&P 500 Index, One call strike $1,461.10, One written call strike $1,607.21, One written put strike $1,461.10 with a barrier level strike of $1,022.77, Expires 12/20/13, Broker Citigroup, Inc.	274,535
10,263	S&P 500 Index, One call strike $1,461.53, One written call strike $1,607.68, One written put strike $1,461.53 with a barrier level strike of $1,023.07, Expires 10/18/13, Broker UBS AG	365,224
3,729	S&P 500 Index, One call strike $1,461.6163, One written call strike $1,607.778, One written put strike $1,461.6163 with a barrier level strike of $1,023.1314, Expires 12/20/13, Broker Goldman Sachs Group, Inc.	99,005
115

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Contracts		Value
17,100	S&P 500 Index, One call strike $1,462.00, One written call strike $1,608.20, One written put strike $1,462.00 with a barrier level strike of $1,023.40, Expires 07/19/13, Broker Citigroup, Inc.	$820,921
20,517	S&P 500 Index, One call strike $1,462.1850, One written call strike $1,608.4035, One written put strike $1,462.1850 with a barrier level strike of $1,023.53, Expires 11/15/13, Broker JPMorgan Chase & Co.	654,926
20,512	S&P 500 Index, One call strike $1,462.53, One written call strike $1,681.91, One written put strike $1,462.53 with a barrier level strike of $1,023.771, Expires 10/18/13, Broker Goldman Sachs Group, Inc.	1,009,423
5,127	S&P 500 Index, One call strike $1,462.90, One written call strike $1,682.335, One written put strike $1,462.90 with a barrier level strike of $1,024.03, Expires 02/21/14, Broker Citigroup, Inc.	155,127
11,072	S&P 500 Index, One call strike $1,463.10, One written call strike $1,609.41, One written put strike $1,463.10 with a barrier level strike of $1,024.17, Expires 12/20/13, Broker JPMorgan Chase & Co.	268,877
6,815	S&P 500 Index, One call strike $1,467.4524, One written call strike $1,614.1976, One written put strike $1,467.4524 with a barrier level strike of $1,027.2167, Expires 09/20/13, Broker Goldman Sachs Group, Inc.	264,685
13,629	S&P 500 Index, One call strike $1,467.5104, One written call strike $1,614.2614, One written put strike $1,467.5104 with a barrier level strike of $1,027.2573, Expires 09/20/13, Broker Citigroup, Inc.	514,744
13,619	S&P 500 Index, One call strike $1,468.49, One written call strike $1,688.76, One written put strike $1,468.49 with a barrier level strike of $1,027.94, Expires 02/21/14, Broker Credit Suisse Group AG	395,263

Contracts		Value
10,193	S&P 500 Index, One call strike $1,471.57, One written call strike $1,662.88, One written put strike $1,471.57 with a barrier level strike of $1,103.677, Expires 06/20/14, Broker Goldman Sachs Group, Inc.	$(135,856)
13,277	S&P 500 Index, One call strike $1,566.656, One written put strike $1,310.568 with a barrier level strike of $1,159.928, Expires 09/20/13, Broker Goldman Sachs Group, Inc.	93,653
144,570	S&P 500 Index, One call strike $1,569.58, One put strike $1,212.76, One written put strike $1,284.10, Expires 02/15/13, Broker Goldman Sachs Group, Inc.	14,741
137,468	S&P 500 Index, One call strike $1,570.40, One put strike $1,213.49, One written put strike $1,284.87, Expires 02/15/13, Broker JPMorgan Chase & Co.	5,249
8,840	S&P 500 Index, One call strike $1,626.2082, One put strike $1,131.2752 for 3,536 contracts, One written put strike $1,201.98 for 3,536 contracts, Expires 03/15/13, Broker Goldman Sachs Group, Inc.	1,700
10,000	S&P 500 Index, One lookback call determined at 105% of lowest closing price through 03/08/13, One written lookback put with a barrier level of 81% of lookback reference level if final price at expiration is below lookback reference level, Expires 04/21/14	(82,479)
214,225	SPDR S&P Homebuilders ETF, One call strike $23.34, One written call strike $29.175, One written put strike $23.34 with a barrier level strike of $15.171, Expires 01/17/14, Broker Goldman Sachs Group, Inc.	699,143
319,435	SPDR S&P Homebuilders ETF, One call strike $23.479, One written call strike $29.35, One written put strike $23.479 with a barrier level strike of $15.26, Expires 01/17/14, Broker Goldman Sachs Group, Inc.	1,004,726
116

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Contracts		Value
212,224	SPDR S&P Homebuilders ETF, One call strike $23.56, One written call strike $29.45, One written put strike $23.56 with a barrier level strike of $15.31, Expires 01/17/14, Broker UBS AG	$674,185
384,008	SPDR S&P Homebuilders ETF, One call strike $26.0411, One written call strike $31.2493, One written put strike $26.0411 with a barrier level strike of $15.6247, Expires 02/21/14, Broker Citigroup, Inc.	670,371
359,998	SPDR S&P Homebuilders ETF, One call strike $27.7779, One written call strike $33.3335, One written put strike $27.7779 with a barrier level strike of $19.4450, Expires 06/20/14, Broker JPMorgan Chase & Co.	(736)
190,006	SPDR S&P Oil & Gas Exploration & Production ETF, One call strike $52.63, One written call strike $59.47, One written put strike $52.63 with a barrier level strike of $34.21, Expires 01/17/14, Broker UBS AG	260,307
184,843	SPDR S&P Oil & Gas Exploration & Production ETF, One call strike $54.10, One written call strike $64.92, One written put strike $54.10 with a barrier level strike of $32.46, Expires 01/17/14, Broker UBS AG	501,103
179,388	SPDR S&P Oil & Gas Exploration & Production ETF, One call strike $55.745, One written call strike $64.1068, One written put strike $55.745 with a barrier level strike of $36.2343, Expires 12/20/13, Broker Goldman Sachs Group, Inc.	166,639
175,960	SPDR S&P Oil & Gas Exploration & Production ETF, One call strike $56.83, One written call strike $65.36, One written put strike $56.83 with a barrier level strike of $34.098, Expires 12/20/13, Broker Goldman Sachs Group, Inc.	197,004

Contracts		Value
3,839	STOXX 50 Index, One call strike $2,605.00, Expires 01/19/18, One written put strike $2,605.00 with a barrier level strike of $1,439.2630, Expires 01/16/15, Broker JPMorgan Chase & Co.	$526,408
3,764	STOXX 50 Index, One call strike $2,657.00, Expires 01/19/18, One written put strike $2,657.00 with a barrier level strike of $1,554.3450, Expires 01/16/15, Broker JPMorgan Chase & Co.	305,653
5,516	STOXX 50 Index, One call strike $2,719.48, Expires 02/16/18, One written put strike $2,719.48 with a barrier level strike of $1,706.4740, Expires 02/20/15, Broker JPMorgan Chase & Co.	(484)
2,051	STOXX50E Index, One call strike $2,437.3112, Expires 12/15/17, One written put strike $2,437.3112 with a barrier level strike of $1,413.641, Expires 12/19/14, Broker Goldman Sachs Group, Inc.	506,109
8,061	STOXX50E Index, One call strike $2,481.16, Expires 12/15/17, One written put strike $2,481.16 with a barrier level strike of $1,439.075, Expires 12/19/14, Broker Goldman Sachs Group, Inc.	1,709,642
5,904	STOXX50E Index, One call strike $2,541.16, Expires 12/15/17, One written put strike $2,541.16 with a lower barrier level strike of $1,562.813 and an upper barrier level strike of $2,542.52, Expires 12/19/14, Broker Goldman Sachs Group, Inc.	942,162
2,596	STOXX50E Index, One call strike $2,595.70, Expires 01/19/18, One written put strike $2,595.70 with a barrier level strike of $1,491.2297, Expires 01/16/15, Broker Citigroup, Inc.	504,440
1,920	STOXX50E Index, One call strike $2,605.00, Expires 01/19/18, One written put strike $2,605.00 with a barrier level strike of $1,589.05, Expires 01/16/15, Broker Goldman Sachs Group, Inc.	217,618
117

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Contracts		Value
12,798	TOPIX 100115 Index, One call strike $781.39, One written call strike $898.61, One written put strike $1,413.75 on S&P 500 Index with a barrier level strike of $1,017.899, Expires 04/17/14, Broker Goldman Sachs Group, Inc.	$580,000
17,681	TOPIX 100120 Index, One call strike $848.38, One written call strike $1,018.056, One written put strike $1,440.20 on S&P 500 Index with a barrier level strike of $1,080.15, Expires 05/16/14, Broker Goldman Sachs Group, Inc.	557,594
3,429	TWSE Index, One call strike $8,749.55, One written put strike $7,240.25, Expires 09/18/13, Broker JPMorgan Chase Bank NA	(393,766)

Total Structured Options (Premiums received $(48,227,835))		85,959,872

FUTURES CONTRACTS: LONG POSITION

		Unrealized
Contracts		Depreciation
280	Intercontinental Exchange Crude Oil, December 2013	$(902,150)

		Unrealized
		Depreciation
SWAP AGREEMENTS (PURCHASED)
Equity swap with UBS AG paying variance of the S&P 500 Index over the target volatility of 28.60 and receiving variance of the S&P 500 Index under the target volatility of 28.60, expiring 12/18/15 (Underlying notional amount $500,000)		$(3,315,266)

		Unrealized
		Appreciation/
		(Depreciation)
SWAP AGREEMENTS (WRITTEN)
Equity swap with Barclays Plc paying an amount if the realized correlation is over the correlation strike price of 28.25 and receiving an amount if the realized correlation is under the correlation strike price of 28.25, expiring 04/05/13 (Underlying notional amount $50,000)(b)		$(1,198,570)

Unrealized
Appreciation/
(Depreciation)
Equity swap with BNP Paribas SA paying an amount if the realized correlation ratio is over 51% and receiving an amount if the realized correlation ratio is under 51%, expiring 12/13/13 (Underlying notional amount JPY 4,625,000)(b)	$(1,144,370)
Equity swap with BNP Paribas SA receiving a payment if the dividends on the stocks in the STOXX50E Index are over the target value of 13.9 Euro and paying a payment if the dividends on the stocks in the STOXX50E Index are under the target value of 13.9 Euro, expiring 12/18/15 (Underlying notional amount Euro 100,000)(b)	(5,604,284)
Equity swap with Citibank, N.A. paying variance of the S&P 500 Index over the target volatility of 33.20 and receiving variance of the S&P 500 Index under the target volatility of 33.20, expiring 12/15/17 (Underlying notional amount $150,000)	1,149,543
Equity swap with Citigroup, Inc. paying variance of the S&P 500 Index over the target volatility of 33.30 and receiving variance of the S&P 500 Index under the target volatility of 33.30, expiring 12/15/17 (Underlying notional amount $100,000)	772,991
Equity swap with Goldman Sachs Group, Inc. paying variance of the S&P 500 Index over the target volatility of 30.45 and receiving variance of the S&P 500 Index under the target volatility of 30.45, expiring 12/15/17 (Underlying notional amount $250,000)	1,051,087
Equity swap with Goldman Sachs Group, Inc. paying variance of the S&P 500 Index over the target volatility of 30.90 and receiving variance of the S&P 500 Index under the target volatility of 30.90, expiring 12/15/17 (Underlying notional amount $250,000)	1,135,215
Equity swap with JPMorgan Chase & Co. paying variance of the S&P 500 Index over the target volatility of 32.75 and receiving variance of the S&P 500 Index under the target volatility of 32.75, expiring 12/15/17 (Underlying notional amount $250,000)	1,820,441
118

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Unrealized
Appreciation/
(Depreciation)
Equity swap with JPMorgan Chase & Co. paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/18/15 (Underlying notional amount $500,000)	$4,969,137
Equity swap with JPMorgan Chase & Co. paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/20/19 (Underlying notional amount $500,000)	3,360,005
Equity swap with JPMorgan Chase & Co. paying variance of the S&P 500 Index over the target volatility of 33.30 and receiving variance of the S&P 500 Index under the target volatility of 33.30, expiring 12/15/17 (Underlying notional amount $150,000)	1,152,672
$7,463,867

At January 31, 2013, the Global Opportunities Fund held investments in restricted securities with a fair value of $3,600,000 or 0.05% of net assets, as follows:

Acquisition Cost	Issuer	Acquisition Date	01/31/13 Carrying Value Per Unit
$12,125,000	ShengdaTech, Inc., Cnv.(b)(c)(d)(f)(h)	01/19/11	$30.00

(a)	Cost for federal income tax purposes is $7,077,089,759 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$409,477,612
Unrealized depreciation	(141,740,163)
Net unrealized appreciation	$267,737,449
(b)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $288,510,033, or 4.02% of net assets. Included in these amounts are certain securities which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended (see (f) below) in the amount to $64,154,265, or 0.89% of net assets.
(c)	Non-income producing security.
(d)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $24,399,455, which is 0.34% of net assets.
(e)	Variable rate security. Rate shown is the rate as of January 31, 2013.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $770,898,453, which is 10.74% of net assets. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except those Rule 144A securities included in footnote (b) above.
(g)	Principal amount denoted in Singapore Dollars.
(h)	Zero coupon bond. The rate represents the yield at time of purchase.
(i)	Issuer filed for bankruptcy and/or is in default of interest payments.
(j)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(k)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(l)	Principal amount denoted in Euros.
(m)	The rate represents the annualized yield at time of purchase.
(n)	Rate shown represents current yield at January 31, 2013.

ADR — American Depositary Receipt

AGM — Assured Guaranty Municipal Corp.

Cnv. — Convertible

EUR — Euro

FOR — Foreign Ownership Restrictions

JPY — Japanese Yen

OID — Original Issue Discount

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

119

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Portfolio diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
Asset-Backed Securities	2.0%
Banks	1.2%
Collateralized Mortgage Obligations	11.2%
Commercial Mortgage-Backed Securities	1.3%
Consumer Discretionary	7.6%
Consumer Staples	2.7%
Diversified Financials	1.1%
Energy	3.6%
Government Bonds	12.7%
Health Care	5.3%
Industrials	5.1%
Information Technology	8.2%
Insurance	1.1%
Materials	3.3%
Municipal Bonds	0.0%
Real Estate	1.1%
Telecommunication Services	2.8%
U.S. Government Agencies and Securities	25.5%
Utilities	1.4%
Other*	2.8%
100.0%

*	Includes cash and equivalents, exchange traded funds, options, rights/warrants, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
120

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments	January 31, 2013
(Unaudited)

Shares		Value
COMMON STOCKS — 22.1%

CANADA — 1.4%
Materials — 1.4%
3,500,000	Kinross Gold Corp.	$28,805,000
FRANCE — 2.7%
Energy — 2.7%
1,020,000	Total SA - ADR	55,375,800
NETHERLANDS — 2.1%
Energy — 2.1%
610,000	Royal Dutch Shell Plc - ADR	43,017,200
UNITED KINGDOM — 0.4%
Energy — 0.4%
500,000	Tullow Oil Plc	9,024,300
UNITED STATES — 15.5%
Consumer Discretionary — 1.8%
975,000	Toll Brothers, Inc.(b)	36,513,750
Energy — 4.0%
2,769,000	Brazil Ethanol, Inc.(b)(c)(d)(e)	0
550,000	Cameron International Corp.(b)	34,820,500
600,000	Schlumberger Ltd.	46,830,000
		81,650,500
Materials — 6.6%
675,000	Dow Chemical Co. (The)	21,735,000
500,000	Monsanto Co.	50,675,000
346,000	Mosaic Co. (The)	21,192,500
1,150,000	Walter Energy, Inc.	43,182,500
		136,785,000
Real Estate — 3.1%
650,000	St. Joe Co. (The)(b)(d)	15,275,000
1,650,000	Weyerhaeuser Co., REIT	49,698,000
		64,973,000
		319,922,250
Total Common Stocks (Cost $449,335,333)		456,144,550

EXCHANGE TRADED FUNDS — 3.9%

UNITED STATES — 3.9%
1,940,000	iShares FTSE China 25 Index Fund	80,451,800
Total Exchange Traded Funds (Cost $80,402,186)		80,451,800

Number of Coins
COLLECTIBLE COINS — 2.1%

UNITED STATES — 2.1%
128	Various Collectible Coins and Sets of Coins(d)	42,751,180
Total Collectible Coins (Cost $41,158,368)		42,751,180

Fine Troy
Ounces		Value
COMMODITIES — 4.8%

UNITED STATES — 4.8%
60,175	Gold Bullion	$100,109,362
Total Commodities (Cost $57,245,403)		100,109,362

Contracts
CALL OPTIONS PURCHASED — 0.3%
Commodities — 0.3%
335	Chicago Board of Trade Corn No. 2 Yellow, Strike $700.00, Expiring 02/22/13	711,875
4,000	Chicago Board of Trade Corn No. 2 Yellow, Strike $800.00, Expiring 06/21/13	3,800,000
1,100	Chicago Board of Trade Corn No. 2 Yellow, Strike $800.00, Expiring 06/21/13	1,045,000
1,000	Chicago Board of Trade Corn No. 2 Yellow, Strike $820.00, Expiring 06/21/13	737,500
1,500	Chicago Board of Trade Soybean, Strike $1,540.00, Expiring 02/22/13	450,000
550	London Metal Exchange Copper, Strike $8,500.00, Expiring 03/06/13	466,125
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 03/25/13	600
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 04/25/13	600
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 05/28/13	600
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 06/25/13	600
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 07/26/13	1,800
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 08/27/13	6,000
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 09/25/13	9,600
Total Call Options Purchased (Cost $25,064,592)		7,230,300
121

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Contracts		Value
PUT OPTIONS PURCHASED — 0.3%
Commodities — 0.3%
600	COMEX Gold, Strike $1,600.00, Expiring 11/25/13	$3,696,000
750	New York Mercantile Exchange Brent Crude Oil, Strike $105.00, Expiring 05/13/13	1,672,500
2,000	New York Mercantile Exchange Brent Crude Oil, Strike $95.00, Expiring 02/08/13	20,000

Total Put Options Purchased (Cost $11,516,650)		5,388,500

Principal Amount		Value
ASSET-BACKED SECURITIES — 6.0%

UNITED STATE4S — 6.0%
$8,000,000	GCO Education Loan Funding Trust, Series 2006-2A, Class A1AR, 1.49%, 08/27/46(f)	7,440,000
8,000,000	GCO Education Loan Funding Trust, Series 2006-2A, Class A3AR, 1.11%, 08/27/46(f)	7,440,000
9,450,000	SLM Student Loan Trust, Series 2002-7, Class A10, 2.50%, 03/15/28(f)	9,450,000
9,800,000	SLM Student Loan Trust, Series 2002-7, Class A11, 0.98%, 03/15/28(f)	9,800,000
2,650,000	SLM Student Loan Trust, Series 2002-7, Class A6, 0.98%, 03/15/28(f)	2,650,000
9,950,000	SLM Student Loan Trust, Series 2002-7, Class A7, 2.50%, 03/15/28(f)	9,950,000
11,650,000	SLM Student Loan Trust, Series 2002-7, Class A8, 1.25%, 03/15/28(f)	11,650,000
5,800,000	SLM Student Loan Trust, Series 2002-7, Class A9, 2.71%, 03/15/28(f)	5,800,000
3,350,000	SLM Student Loan Trust, Series 2003-2, Class A6, 1.00%, 09/15/28(f)	3,350,000
21,850,000	SLM Student Loan Trust, Series 2003-2, Class A7, 1.20%, 09/15/28(f)	21,850,000
9,000,000	SLM Student Loan Trust, Series 2003-2, Class A8, 0.92%, 09/15/28(f)	9,000,000
21,550,000	SLM Student Loan Trust, Series 2003-2, Class A9, 1.25%, 09/15/28(f)	21,550,000

Principal Amount		Value
UNITED STATES (continued)
$4,000,000	SLM Student Loan Trust, Series 2003-5, Class A9, 0.93%, 06/17/30(f)	$3,860,000

Total Asset-Backed Securities (Cost $119,461,989)		123,790,000

GOVERNMENT BONDS — 20.3%

AUSTRALIA — 14.4%
94,000,000(g)	Australia Government Bond, 6.13%, 08/20/20	187,811,731
62,000,000(g)	New South Wales Treasury Corp., 4.10%, 11/20/20	83,497,865
20,000,000(g)	New South Wales Treasury Corp., 3.07%, 11/20/25	26,998,614
		298,308,210
MEXICO — 5.9%
175,000,000(g)	Mexican Udibonos, 2.00%, 06/09/22	69,697,474
123,000,000(g)	Mexican Udibonos, 2.50%, 12/10/20	51,089,138
		120,786,612
Total Government Bonds (Cost $391,951,389)		419,094,822
U.S. GOVERNMENT AGENCIES — 2.9%
Federal Home Loan Bank — 2.9%
10,000,000	0.05%, 02/01/13(h)	10,000,000
8,000,000	0.05%, 02/01/13(h)	8,000,000
13,000,000	0.06%, 02/01/13(h)	13,000,000
18,000,000	0.07%, 02/01/13(h)	18,000,000
12,000,000	0.02%, 02/19/13(h)	11,999,760

Total U.S. Government Agencies (Cost $60,999,760)		60,999,760

U.S. GOVERNMENT SECURITIES — 33.3%
U.S. Treasury Bills — 33.3%
6,000,000	0.02%, 02/07/13(h)	5,999,985
65,000,000	0.03%, 02/07/13(h)	64,999,637
4,000,000	0.04%, 02/07/13(h)	3,999,993
81,000,000	0.04%, 02/07/13(h)	80,999,470
64,000,000	0.02%, 02/14/13(h)	63,999,653
65,000,000	0.04%, 02/14/13(h)	64,999,178
253,000,000	0.07%, 02/14/13(h)	252,993,513
10,000,000	0.05%, 02/21/13(h)	9,999,750
20,000,000	0.09%, 02/28/13(h)	19,998,635
116,000,000	0.10%, 02/28/13(h)	115,997,390
4,000,000	0.10%, 03/07/13(h)	3,999,632

Total U.S. Government Securities (Cost $687,986,836)		687,986,836
122

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Shares		Value
CASH SWEEP — 1.0%
20,001,038	Citibank - US Dollars on Deposit in Custody Account, 0.02%(i)	$20,001,038

Total Cash Sweep (Cost $20,001,038)		20,001,038
TOTAL INVESTMENTS — 97.0%
(Cost $1,945,123,544)(a)		2,003,948,148
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.0%		62,200,067
NET ASSETS — 100.0%		$2,066,148,215

Contracts
CALL OPTIONS WRITTEN — (0.1)%
Commodities — (0.1)%
(1,100)	Chicago Board of Trade Corn No. 2 Yellow, Strike $900.00, Expiring 06/21/13	(281,875)
(4,000)	Chicago Board of Trade Corn No. 2 Yellow, Strike $900.00, Expiring 06/21/13	(1,025,000)
Total Call Options Written (Premiums received $(3,318,225))		(1,306,875)

PUT OPTIONS WRITTEN — (1.0)%
Commodities — (1.0)%
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 03/25/13	(1,537,600)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 04/25/13	(1,457,000)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 05/28/13	(1,391,400)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 06/25/13	(1,337,600)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 07/26/13	(1,343,200)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 08/27/13	(1,381,800)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 09/25/13	(1,386,200)
(2,800)	New York Mercantile Exchange Natural Gas Futures, Strike $4.00, Expiring 12/26/13	(10,505,600)

Total Put Options Written (Premiums received $(14,244,000))		$(20,340,400)

FUTURES CONTRACTS: SHORT POSITIONS

Contracts		Unrealized Depreciation
1,000	London Metal Exchange Nickel, February 2013	$(5,462,489)
700	New York Mercantile Exchange Heating Oil, June 2013	(2,573,760)
1,920	ICE Cotton No. 2, March 2013	(2,192,220)
300	New York Mercantile Exchange Heating Oil, March 2013	(1,408,680)
600	Chicago Board of Trade Soybean, November 2013	(1,331,912)
1,000	New York Mercantile Exchange Natural Gas, October 2013	(120,000)
	Net unrealized depreciation	$(13,089,061)

FUTURES CONTRACTS: LONG POSITIONS

Contracts		Unrealized Appreciation/ (Depreciation)
2,000	London Metal Exchange Aluminum, February 2013	$(951,950)
600	Chicago Board of Trade Soybean, March 2013	(768,598)
331	Eurex Mill Wheat, March 2013	(20,172)
1,580	ICE Sugar No. 11, March 2013	477,264
300	London Metal Exchange Copper, March 2013	1,777,950
300	New York Mercantile Exchange Crude Oil, March 2013	2,510,010
250	New York Mercantile Exchange Platts for Chicago Ethanol, March 2013	2,436,000
1,500	New York Mercantile Exchange Natural Gas, March 2013	(7,147,399)
1,000	New York Mercantile Exchange Natural Gas, March 2013	(5,349,000)
67	New York Mercantile Exchange Palladium, March 2013	121,492
261	London Metal Exchange Aluminum, April 2013	280,179
100	London Metal Exchange Copper, April 2013	538,925
275	London Metal Exchange Lead, April 2013	1,057,163
20	London Metal Exchange Tin, April 2013	34,680
200	New York Mercantile Exchange Canadian Heavy Crude Oil, April 2013(d)	(93,775)
600	New York Mercantile Exchange Platinum, April 2013	4,079,910
3,419	Eurex Mill Wheat, May 2013	(264,643)
724	ICE Coffee, May 2013	(303,711)
111	ICE Orange Juice, May 2013	120,390
2,200	ICE Sugar No. 11, May 2013	573,608
1,500	Kansas City Board of Trade Wheat, May 2013	706,925
200	New York Mercantile Exchange Canadian Heavy Crude Oil, May 2013(d)	6,225
123

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

FUTURES CONTRACTS: LONG POSITIONS (Concluded)
Contracts		Unrealized Appreciation/ (Depreciation)
750	ICE Brent Crude Oil, June 2013	$3,739,250
200	New York Mercantile Exchange Canadian Heavy Crude Oil, June 2013(d)	106,225
700	New York Mercantile Exchange Crude Oil, June 2013	3,325,000
163	New York Mercantile Exchange Palladium, June 2013	38,245
1,000	Chicago Board of Trade Corn, July 2013	666,700
1,000	New York Mercantile Exchange Natural Gas, January 2014	2,011,250
	Net unrealized appreciation	$9,708,143

		Unrealized Appreciation/ (Depreciation)
SWAP AGREEMENTS (PURCHASED)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 01/31/14 (Underlying notional amount $1,053,500)(d)		$(268,220)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 02/28/14 (Underlying notional amount $1,053,500)(d)		(268,220)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 03/31/14 (Underlying notional amount $1,053,500)(d)		(268,220)

		Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 04/30/14 (Underlying notional amount $1,053,500)(d)		$(268,220)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 05/31/14 (Underlying notional amount $1,053,500)(d)		(268,220)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 06/30/14 (Underlying notional amount $1,053,500)(d)		(268,220)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 07/31/14 (Underlying notional amount $1,053,500)(d)		(268,220)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/14 (Underlying notional amount $1,053,500)(d)		(268,220)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/30/14 (Underlying notional amount $1,053,500)(d)		(268,220)
124

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on theBaltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/14 (Underlying notional amount $1,053,500)(d)	$(268,220)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/14 (Underlying notional amount $1,053,500)(d)	(268,220)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/31/14 (Underlying notional amount $1,053,500)(d)	(268,220)
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Board of Trade (“CBOT”) Corn Index, paying a fixed amount per bushel and receiving the closing settlement price of CBOT July 2013 Corn Futures contracts on the termination date, expiring 06/25/13 (Underlying notional amount $111,030,769)	(1,043,269)
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Mercantile Exchange (“CME”) Lean Hogs Index, paying a fixed amount per pound and receiving the closing settlement price of CME April 2013 Lean Hogs Futures contracts on the termination date, expiring 04/09/13 (Underlying notional amount $33,152,286)	121,654

Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the European Climate Exchange (ECX) European Union Allowances Futures (EUA) paying a fixed amount per Metric Ton and receiving the closing settlement price of ECX December 2013 EUA Futures contracts on the termination date, expiring 12/16/13 (Underlying notional amount Euro 27,992,970)	$(21,755,856)
Commodity Index Swap Agreement with Cargill, Inc. based on the Kansas City Board of Trade (“KCBT”) Wheat Index paying a fixed amount per bushel and receiving the closing settlement price of KCBT May 2013 Wheat Futures contracts on the termination date, expiring 04/25/13 (Underlying notional amount $74,992,966)	505,360
Commodity Index Swap Agreement with Cargill, Inc. based on the Kansas City Board of Trade (“KCBT”) Wheat Index paying a fixed amount per bushel and receiving the closing settlement price of KCBT March 2013 Wheat Futures contracts on the termination date, expiring 02/25/13 (Underlying notional amount $300,569,569)	(29,850,657)
Commodity Index Swap Agreement with Cargill, Inc. based on the Malaysia Derivatives Exchange (“MDEX”) Palm Oil Index paying a fixed amount per metric ton and receiving the closing settlement price of MDEX April 2013 Palm Oil Futures contracts on the termination date, expiring 03/27/13 (Underlying notional amount MYR 68,118,075)	707,894
$(54,533,514)
125

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Unrealized Appreciation/ (Depreciation)
SWAP AGREEMENTS (WRITTEN)
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Board of Trade (“CBOT”) Wheat Index receiving a fixed amount per bushel and paying the closing settlement price of CBOT March 2013 Wheat Futures contracts on the termination date, expiring 02/25/13 (Underlying notional amount $287,863,543)	$35,968,118
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Board of Trade (“CBOT”) Wheat Index receiving a fixed amount per bushel and paying the closing settlement price of CBOT May 2013 Wheat Futures contracts on the termination date, expiring 04/25/13 (Underlying notional amount $69,957,364)	(95,836)
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Mercantile Exchange (“CME”) Live Cattle Index, receiving a fixed amount per pound and paying the closing settlement price of CME April 2013 Live Cattle Futures contracts on the termination date, expiring 04/03/13 (Underlying notional amount $50,859,032)	1,404,311
Commodity Index Swap Agreement with Cargill, Inc. based on the European Climate Exchange (ECX) European Union Allowances Futures (EUA) paying a fixed amount per Metric Ton and receiving the closing settlement price of ECX December 2013 EUA Futures contracts on the termination date, expiring 12/16/13 (Underlying notional amount Euro 25,691,203).	18,630,535
$55,907,128

At January 31, 2013, the Real Return Fund held investments in restricted securities with a cost of $19,527,013 and aggregate value of $0, as follows:

Acquisition Cost	Issuer	Acquisition Date	01/31/13 Carrying Value Per Unit
$19,527,013	Brazil Ethanol, Inc.(b)(c)(d)(e)	03/15/07	$—

(a)	Cost for federal income tax purposes is $1,945,123,544 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$133,862,904
Unrealized depreciation	(75,038,300)
Net unrealized appreciation	$58,824,604

(b)	Non-income producing security.
(c)	Fair valued security under procedures established by the Fund’s Board of Directors. The cost of fair valued securities is $19,527,013 and the aggregate value is zero.
(d)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $64,139,404 or 3.10% of net assets
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The cost of the security is $19,527,013 and the aggregate value is zero.
(f)	Variable rate security. Rate shown is the rate as of January 31, 2013.
(g)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(h)	The rate represents the annualized yield at time of purchase.
(i)	Rate shown represents current yield at January 31, 2013.

ADR — American Depositary Receipt

COMEX — Commodity Exchange, Inc.

ICE — Intercontinental Exchange

MYR — Malaysian Ringgit

REIT — Real Estate Investment Trust

Portfolio diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
Asset-Backed Securities	6.0%
Collectible Coins	2.1%
Commodities.	4.8%
Consumer Discretionary	1.8%
Energy	9.2%
Government Bonds	20.3%
Materials	8.0%
Real Estate.	3.1%
U.S. Government Agencies and Securities	36.2%
Other*	8.5%
100.0%

*	Includes cash and equivalents, options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.
126

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	January 31, 2013
(Unaudited)

Principal Amount		Value
CORPORATE BONDS — 47.8%

Banks — 11.2%
$3,800,000	Bank of America Corp., 4.50%, 04/01/15	$4,045,024
65,000	Bank of America Corp. MTN, 3.63%, 03/17/16	68,936
3,000,000	Bank of Montreal, 2.63%, 01/25/16(b)	3,169,800
540,000	Bank of New York Mellon Corp. (The) MTN, 4.30%, 05/15/14	566,385
1,000,000	Canadian Imperial Bank of Commerce Canada, 2.60%, 07/02/15(b)	1,048,300
6,000	Citigroup, Inc., 5.13%, 05/05/14	6,294
1,600,000	Citigroup, Inc., 4.59%, 12/15/15	1,739,203
5,000,000	Commonwealth Bank of Australia, 2.70%, 11/25/14(b)	5,203,100
5,000,000	Commonwealth Bank of Australia, 3.25%, 03/17/16(b)	5,332,000
2,000,000	Commonwealth Bank of Australia, 2.25%, 03/16/17(b)	2,082,400
2,340,000	Credit Suisse New York MTN, 3.50%, 03/23/15	2,472,849
1,175,000	Deutsche Bank AG, 3.45%, 03/30/15	1,238,920
1,350,000	Deutsche Bank AG, 3.25%, 01/11/16	1,435,000
1,045,000	European Investment Bank MTN, 1.25%, 02/14/14	1,054,572
500,000	HSBC Bank Plc, 3.10%, 05/24/16(b)	526,913
870,000	JPMorgan Chase & Co., 3.40%, 06/24/15	918,047
7,315,000	JPMorgan Chase & Co., 3.15%, 07/05/16	7,739,563
380,000	JPMorgan Chase & Co., 2.00%, 08/15/17	383,919
1,000,000	JPMorgan Chase & Co. MTN, 1.10%, 10/15/15	1,001,055
300,000	KFW, 3.50%, 03/10/14	310,461
6,125,000	KFW, 1.25%, 02/15/17	6,223,368
300,000	Royal Bank of Canada MTN, 1.15%, 03/13/15	302,690
5,000,000	Standard Chartered Plc, 3.85%, 04/27/15(b)	5,276,700
300,000	Wells Fargo & Co. MTN, 1.25%, 02/13/15	302,944

Principal Amount		Value
Banks (continued)
$3,000,000	Westpac Banking Corp., 2.90%, 09/10/14(b)	$3,121,734
		55,570,177
Consumer Discretionary — 1.3%
2,000,000	Cargill, Inc., 1.90%, 03/01/17(b)	2,026,562
1,000,000	Cornell University, 4.35%, 02/01/14	1,037,593
200,000	Dartmouth College, 4.75%, 06/01/19	233,115
1,000,000	Snap-On, Inc., 5.85%, 03/01/14	1,042,473
2,000,000	Walt Disney Co. (The) - MTN, 1.10%, 12/01/17	1,985,810
		6,325,553
Consumer Staples — 5.8%
13,985,000	Anheuser-Busch Inbev Finance Inc, 0.80%, 01/15/16	13,971,183
1,070,000	Coca-Cola Co. (The), 1.50%, 11/15/15	1,099,777
500,000	Coca-Cola Co. (The), 1.80%, 09/01/16	517,143
500,000	Heineken NV, 1.40%, 10/01/17(b)	495,929
5,665,000	PepsiCo, Inc., 1.25%, 08/13/17	5,659,533
2,115,000	Procter & Gamble Co. (The), 3.50%, 02/15/15	2,239,624
1,500,000	Unilever Capital Corp., 3.65%, 02/15/14	1,546,776
580,000	Wal-Mart Stores, Inc., 3.20%, 05/15/14	600,979
2,500,000	Wal-Mart Stores, Inc., 1.50%, 10/25/15	2,568,190
		28,699,134
Diversified Financials — 11.4%
40,000	American Express Credit Corp. MTN, 5.13%, 08/25/14	42,708
20,000	American Express Credit Corp. MTN, 2.75%, 09/15/15	20,900
3,520,000	American Express Credit Corp. MTN, 2.38%, 03/24/17	3,649,937
55,000	American Express Credit Corp., Series C, 7.30%, 08/20/13	57,040
1,000,000	American Honda Finance Corp., 2.50%, 09/21/15(b)	1,041,108

127

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal Amount		Value
Diversified Financials (continued)
$1,000,000	American Honda Finance Corp., 2.13%, 02/28/17(b)	$1,029,666
1,425,000	BB&T Corp. MTN, 3.20%, 03/15/16	1,518,175
6,390,000	BB&T Corp. MTN, 2.15%, 03/22/17	6,572,313
8,000	Bear Stearns Cos. LLC (The), 5.70%, 11/15/14	8,680
4,000,000	CME Group Index Services LLC, 4.40%, 03/15/18(b)	4,511,440
40,000	Credit Suisse USA, Inc., 5.13%, 01/15/14	41,721
3,000,000	Daimler Finance North America LLC, 2.63%, 09/15/16(b)	3,125,280
1,455,000	Eksportfinans A/S, 3.00%, 11/17/14	1,447,456
2,205,000	Eksportfinans A/S, 2.00%, 09/15/15	2,111,288
210,000	Eksportfinans A/S, 2.38%, 05/25/16	200,504
500,000	Enel Finance International SA, 3.88%, 10/07/14(b)	516,503
2,000,000	FMR LLC, 5.35%, 11/15/21(b)	2,271,778
1,500,000	Ford Motor Credit Co. LLC, 4.21%, 04/15/16	1,596,447
20,000	General Electric Capital Corp, 2.95%, 05/09/16	21,126
9,325,000	General Electric Capital Corp, 2.90%, 01/09/17	9,820,363
950,000	General Electric Capital Corp. MTN, 3.50%, 06/29/15	1,006,642
10,000	General Electric Capital Corp. MTN, 5.38%, 10/20/16	11,399
1,400,000	General Electric Capital Corp. MTN, 2.30%, 04/27/17	1,442,097
10,000	Goldman Sachs Group, Inc. (The), 5.50%, 11/15/14	10,759
300,000	Goldman Sachs Group, Inc. (The), 5.13%, 01/15/15	321,899
3,000,000	Goldman Sachs Group, Inc. (The), 3.30%, 05/03/15	3,123,435
3,000,000	Goldman Sachs Group, Inc. (The), 3.63%, 02/07/16	3,175,395
2,500,000	International Finance Corp., 0.63%, 12/21/17	2,456,410

Principal Amount		Value
Diversified Financials (continued)
$2,555,000	PNC Funding Corp., 3.00%, 05/19/14	$2,635,273
50,000	PNC Funding Corp., 3.63%, 02/08/15	52,829
300,000	Toyota Motor Credit Corp. MTN, 1.00%, 02/17/15	302,361
1,775,000	Toyota Motor Credit Corp. MTN, 2.80%, 01/11/16	1,869,025
1,000,000	USAA Capital Corp., 1.05%, 09/30/14(b)	1,004,093
		57,016,050
Energy — 2.5%
20,000	Occidental Petroleum Corp, 1.75%, 02/15/17	20,406
1,700,000	Occidental Petroleum Corp., 4.13%, 06/01/16	1,877,616
5,000,000	Petroleos Mexicanos, 1.95%, 12/20/22	5,049,830
1,000,000	Schlumberger Investment SA, 1.25%, 08/01/17(b)	993,409
1,000,000	Schlumberger Norge AS, 1.95%, 09/14/16(b)	1,026,260
3,475,000	Shell International Finance BV, 4.00%, 03/21/14	3,615,213
90,000	Shell International Finance BV, 3.10%, 06/28/15	95,280
		12,678,014
Health Care — 4.4%
625,000	Actavis, Inc., 1.88%, 10/01/17	627,302
820,000	Celgene Corp., 2.45%, 10/15/15	850,858
1,000,000	CR Bard, Inc., 1.38%, 01/15/18	993,475
570,000	Express Scripts Holding Co., 6.25%, 06/15/14	611,477
1,000,000	Express Scripts Holding Co., 2.65%, 02/15/17	1,036,354
3,035,000	Johnson & Johnson, 2.15%, 05/15/16	3,181,988
415,000	McKesson Corp, 0.95%, 12/04/15	416,041
500,000	McKesson Corp., 6.50%, 02/15/14	530,501
500,000	Medco Health Solutions, Inc., 2.75%, 09/15/15	521,043
29,000	Medtronic, Inc., 3.00%, 03/15/15	30,406
1,690,000	Novartis Capital Corp., 4.13%, 02/10/14	1,750,791
4,570,000	Roche Holdings, Inc., 5.00%, 03/01/14(b)	4,783,095
128

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal Amount		Value
Health Care (continued)
$5,000,000	Takeda Pharmaceutical Co. Ltd., 1.63%, 03/17/17(b)	$5,042,420
675,000	Thermo Fisher Scientific, Inc., 3.25%, 11/20/14	703,616
1,000,000	UnitedHealth Group, Inc., 1.40%, 10/15/17	999,451
		22,078,818
Industrials — 3.0%
3,500,000	3M Co. MTN, 1.00%, 06/26/17	3,490,704
7,500,000	ADT Corp. (The), 2.25%, 07/15/17(b)	7,464,705
3,000,000	BAE Systems Plc, 3.50%, 10/11/16(b)	3,153,072
412,975	Federal Express Corp. 2012 Pass Through Trust, 2.63%, 01/15/18(b)	417,779
188,000	Tyco International Finance SA, 3.38%, 10/15/15	198,243
80,000	United Parcel Service, Inc., 3.88%, 04/01/14	83,116
		14,807,619
Information Technology — 2.0%
3,165,000	Cisco Systems, Inc., 1.63%, 03/14/14	3,207,477
2,150,000	Fiserv, Inc., 3.13%, 06/15/16	2,267,409
1,200,000	Intel Corp, 1.35%, 12/15/17	1,195,949
600,000	International Business Machines Corp., 1.95%, 07/22/16	622,606
1,900,000	National Semiconductor Corp., 6.60%, 06/15/17	2,324,477
300,000	Texas Instruments, Inc., 1.38%, 05/15/14	303,685
30,000	Texas Instruments, Inc., 2.38%, 05/16/16	31,423
		9,953,026
Insurance — 2.0%
3,990,000	Berkshire Hathaway Finance Corp., 2.45%, 12/15/15	4,190,916
30,000	Berkshire Hathaway, Inc., 3.20%, 02/11/15	31,555
815,000	Berkshire Hathaway, Inc., 1.90%, 01/31/17	833,871
5,000,000	New York Life Global Funding, 1.65%, 05/15/17(b)	5,053,355
		10,109,697

Principal Amount		Value
Materials — 2.3%
$2,000,000	Air Products & Chemicals, Inc., 1.20%, 10/15/17	$1,985,300
630,000	Airgas, Inc., 2.85%, 10/01/13	639,007
630,000	Airgas, Inc., 4.50%, 09/15/14	666,608
1,005,000	Airgas, Inc., 2.95%, 06/15/16	1,064,329
1,500,000	Anglo American Capital Plc, 2.15%, 09/27/13(b)	1,510,200
1,250,000	Dow Chemical Co. (The), 5.90%, 02/15/15	1,376,636
2,710,000	Dow Chemical Co. (The), 2.50%, 02/15/16	2,814,113
1,000,000	International Paper Co., 9.38%, 05/15/19	1,364,841
		11,421,034
Telecommunication Services — 0.8%
4,000,000	America Movil Sab de CV, 2.38%, 09/08/16	4,135,552
Utilities — 1.1%
1,575,000	Dominion Resources, Inc., Series F, 5.25%, 08/01/33	1,795,091
1,000,000	Duke Energy Corp., 1.63%, 08/15/17	1,000,563
2,485,000	NextEra Energy Capital Holdings, Inc., 2.60%, 09/01/15	2,584,870
		5,380,524
Total Corporate Bonds (Cost $231,371,298)		238,175,198

ASSET-BACKED SECURITIES — 2.2%

UNITED STATES — 2.2%
11,850,000	GCO Education Loan Funding Trust, Series 2006-2A, Class A2AR, 1.47%, 08/27/46(c)	11,020,500
Total Asset-Backed Securities (Cost $10,511,578)		11,020,500

MUNICIPAL BONDS — 7.5%

California — 1.0%
3,850,000	Southern California Public Power Authority Refunding Revenue Bonds, Series B (AGM) 6.93%, 05/15/17	4,752,363
District Of Columbia — 0.5%
1,000,000	District of Columbia Build America Bonds GO 3.64%, 06/01/15	1,055,980

129

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal Amount		Value
District Of Columbia (continued)
$1,310,000	District of Columbia Build America Bonds GO 4.16%, 06/01/16	$1,427,966
		2,483,946
Georgia — 0.7%
3,085,000	State of Georgia Taxable School Improvement GO, Series C-3 2.59%, 10/01/17	3,301,567
Illinois — 0.5%
2,600,000	State of Illinois Public Improvements Revenue Bonds 1.56%, 06/15/17	2,608,320
Maine — 0.1%
465,000	State of Maine General Purpose GO, 4.34%, 05/15/13	470,031
Maryland — 0.0%
20,000	State of Maryland Recreational Facilities Improvements COP, Series A 2.52%, 09/01/14	20,546
180,000	State of Maryland Recreational Facility Improvements COP, Series A 2.92%, 09/01/15	188,656
		209,202
Michigan — 0.2%
1,095,000	University of Michigan University and College Improvement Build America Revenue Bonds 1.75%, 04/01/15	1,120,831
Minnesota — 0.1%
40,000	Duluth Independent School District No. 709 Build America Bonds COP (School District Credit) 3.50%, 02/01/15	41,803
605,000	Duluth Independent School District No. 709 Build America Bonds COP (School District Credit) 4.00%, 02/01/16	647,761
		689,564
New Jersey — 1.3%
1,500,000	County of Monmouth Build America Bonds GO 3.75%, 11/01/16	1,630,800

Principal Amount		Value
New Jersey (continued)
$1,000,000	Morris County Improvement Authority Renewable Energy Revenue Bonds 1.90%, 06/15/15	$1,012,690
100,000	Morris County Improvement Authority Renewable Energy Revenue Bonds 2.27%, 06/15/16	102,045
2,050,000	New Jersey Economic Development Authority Refunding Revenue Bonds 3.50%, 06/15/15	2,136,469
1,515,000	New Jersey Economic Development Authority Refunding Revenue Bonds (State Appropriation) 3.61%, 09/01/14	1,578,024
160,000	New Jersey Economic Development Authority School Improvement Revenue Bonds, Series FF 3.17%, 09/01/14	164,334
		6,624,362
New York — 0.8%
2,520,000	Metropolitan Transportation Authority Highway Toll Build America Revenue Bonds 4.28%, 11/15/16	2,738,182
110,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series G 2.83%, 03/15/16	116,343
210,000	New York State Urban Development Corp. State Personal Income Tax Revenue Bonds, Series A-2 5.64%, 12/15/13	219,505
1,075,000	New York State Urban Development Corp. State Personal Income Tax Revenue Bonds, Series A-2 (AGM) 4.65%, 12/15/13	1,112,593
		4,186,623
North Carolina — 0.0%
100,000	County of Forsyth Property Improvement GO, Series B, OID 4.25%, 03/01/13	100,270
Ohio — 0.6%
2,115,000	Ohio State Build America Revenue Bonds, Series 2 3.64%, 06/15/16	2,272,356

130

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal Amount		Value
Ohio (continued)
$755,000	Ohio State Taxable Advanced Energy Revenue Bonds 4.45%, 04/01/16	$816,699
		3,089,055
Oregon — 0.1%
500,000	State of Oregon University and College Improvements GO, Series B 2.22%, 08/01/13	503,239
South Carolina — 0.3%
1,050,000	State of South Carolina Refunding GO, Series A 5.00%, 06/01/17	1,239,914
Washington — 1.3%
6,000,000	Energy Northwest Nuclear Power Plants Revenue Bonds, Series E 2.15%, 07/01/18	6,198,900
Total Municipal Bonds (Cost $36,121,488)		37,578,187

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.2%
$1,709,660	Freddie Mac Mortgage-Linked Amortizing Notes, 2.06%, 01/15/22	1,743,296
$4,230,233	JPMorgan Tax Exempt Pass Through Trust, Series 2012-AMT1, Class A, 3.00%, 01/27/38(b)	4,358,868
Total Collateralized Mortgage Obligations (Cost $6,044,229)		6,102,164

U.S. GOVERNMENT AGENCIES — 10.6%

Fannie Mae — 2.9%
1,765,000	5.00%, 03/02/15	1,936,613
2,705,000	5.00%, 04/15/15	2,982,098
200,000	1.63%, 10/26/15	206,594
3,450,000	0.38%, 12/21/15	3,442,638
6,069,000	0.88%, 08/28/17	6,052,104
4,879	7.50%, 08/01/25	5,787
		14,625,834
Federal Farm Credit Bank — 0.0%
105,000	3.00%, 09/22/14	109,756
		109,756
Federal Home Loan Bank — 1.6%
210,000	5.50%, 12/11/13	219,608
825,000	3.25%, 09/12/14	864,515

Principal Amount		Value
Federal Home Loan Bank (continued)
$870,000	5.25%, 09/12/14	$938,639
720,000	4.75%, 11/14/14	777,106
895,000	2.75%, 12/12/14	936,179
200,000	4.50%, 02/18/15	216,467
3,465,000	0.25%, 02/20/15	3,459,664
275,000	2.75%, 03/13/15	289,019
140,000	3.50%, 03/13/15	149,350
150,000	5.00%, 12/21/15	169,616
		8,020,163
Freddie Mac — 1.5%
300,000	2.88%, 02/09/15	315,479
7,000,000	1.00%, 07/28/17	7,031,605
		7,347,084
Ginnie Mae — 0.0%
37,423	8.50%, 10/15/17	40,187
370	9.00%, 02/15/20	374
		40,561
Overseas Private Investment Corp. — 2.1%
8,782,545	5.14%, 12/15/23	10,147,511
		10,147,511
Private Export Funding Corp. — 1.2%
105,000	4.55%, 05/15/15	115,060
1,400,000	4.95%, 11/15/15	1,571,416
3,000,000	5.00%, 12/15/16	3,464,436
500,000	2.25%, 12/15/17	529,941
		5,680,853
Small Business Administration — 1.1%
976,230	4.73%, 02/10/19	1,051,373
1,615,969	4.11%, 03/10/20	1,700,332
2,578,639	4.08%, 03/10/21	2,796,205
		5,547,910
Tennessee Valley Authority — 0.2%
110,000	4.75%, 08/01/13	112,437
725,000	6.25%, 12/15/17	905,072
		1,017,509
Total U.S. Government Agencies (Cost $50,046,386)		52,537,181

131

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal Amount		Value
U.S. GOVERNMENT SECURITIES — 27.0%

U.S. Treasury Notes — 27.0%
$29,928,000	2.63%, 01/31/18	$32,490,585
2,832,000	2.38%, 06/30/18	3,040,860
7,455,000	1.13%, 05/31/19	7,415,981
48,420,000	2.13%, 08/15/21	49,963,388
40,850,000	2.00%, 11/15/21	41,587,220
Total U.S. Government Securities (Cost $135,924,034)		134,498,034

GOVERNMENT BONDS — 2.4%

CANADA — 0.9%
500,000	Canada Government International Bond, 0.88%, 02/14/17	502,899
430,000	Hydro Quebec, 2.00%, 06/30/16	447,285
230,000	Province of Ontario Canada, 2.70%, 06/16/15	241,655
2,875,000	Province of Ontario Canada, 2.30%, 05/10/16	3,020,475
		4,212,314
EGYPT — 0.2%
1,000,000	Egypt Government Aid Bonds, 4.45%, 09/15/15	1,105,069
FRANCE — 0.2%
1,000,000	Societe Financement de L’economie Francaise, 2.88%, 09/22/14(b)	1,038,964
GERMANY — 0.2%
1,000,000	Norddeutsche Landesbank Girozentrale, 0.88%, 10/16/15(b)	1,001,651
JAPAN — 0.4%
2,000,000	Development Bank of Japan, 1.63%, 10/05/16(b)	2,061,029
SOUTH KOREA — 0.4%
500,000	Export-Import Bank of Korea, 1.25%, 11/20/15	499,861
1,400,000	Export-Import Bank of Korea, 4.00%, 01/11/17	1,516,882
		2,016,743

Principal Amount		Value
UNITED KINGDOM — 0.1%
$500,000	Bank of England,
	1.38%, 03/07/14(b)	$505,925
Total Government Bonds (Cost $11,482,276)		11,941,695

Shares
INVESTMENT COMPANY — 0.8%
4,052,400	SEI Daily Income Trust Government II Fund, Class A, 0.01%(d)	4,052,400
Total Investment Company (Cost $4,052,400)		4,052,400

TOTAL INVESTMENTS — 99.5% (Cost $485,553,689)(a)		$495,905,359

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		2,702,871
NET ASSETS — 100.0%		$498,608,230

(a)	Cost for federal income tax purposes is $485,553,689 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$12,678,452
Unrealized depreciation	(2,326,782)
Net unrealized appreciation	$10,351,670

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $80,374,038 which is 16.1% of net assets.
(c)	Variable rate security. Rate shown is the rate as of January 31, 2013.
(d)	Rate shown represents current yield at January 31, 2013.

AGM— Assured Guaranty Municipal Corp. COP — Certificates of Participation GO — General Obligations MTN — Medium Term Note OID — Original Issue Discount

132

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Portfolio diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
U.S. Government Agencies and Securities	37.5%
Corporate Bonds	47.8
Municipal Bonds	7.5
Government Bonds	2.4
Asset Backed Securities	2.2
Collateralized Mortgage Obligations	1.2
Other*	1.4
100%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
133

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	January 31, 2013
(Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS — 98.0%

Alabama — 1.0%
$5,000,000	Alabama Federal Aid Highway Finance Authority Revenue Bonds, 5.00%, 09/01/20	$6,104,050
3,825,000	Montgomery Water Works & Sanitary Sewer Board Refunding Revenue Bonds, 5.00%, 03/01/22	4,826,997
		10,931,047
Arizona — 1.1%
2,000,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, Sub-series A, 5.00%, 07/01/21	2,513,100
350,000	Arizona State Board of Regents Revenue Bonds, Series 2008-C, OID, 5.88%, 07/01/24	418,957
2,360,000	Arizona State Board of Regents Revenue Bonds, Series C, 5.00%, 07/01/17	2,768,068
800,000	Arizona State Transportation Board Grant Anticipation Refunding Revenue Bonds, Series A, 5.00%, 07/01/14	851,760
2,000,000	City of Tempe Water Utility Improvement GO, Series A, 4.50%, 07/01/24	2,244,840
200,000	Maricopa County Community College District GO, Series C, 5.00%, 07/01/20	243,277
2,875,000	Phoenix Civic Improvement Corp. Refunding Revenue Bonds, 5.00%, 07/01/20	3,543,754
		12,583,756
California — 3.5%
1,700,000	California State University System Wide Refunding Revenue Bonds, Series A, 5.00%, 11/01/19	2,081,191
5,900,000	City of Los Angeles Solid Waste Resources Revenue Bonds, Series A, 5.00%, 02/01/20	6,996,810
250,000	Golden State Tobacco Securitization Corp. Enhanced Asset-Backed Revenue Bonds, Series B, OID, 5.63%, 06/01/13(b)	254,415

Principal
Amount		Value
California (continued)
$450,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series 2003 A1, OID, 6.75%, 06/01/13(b)	$459,576
720,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, 5.50%, 06/01/13(b)	732,427
720,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, 5.50%, 06/01/13(b)	732,427
3,450,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, 5.63%, 06/01/13(b)(c)	3,510,927
305,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, (AMBAC), 5.00%, 06/01/13(b)(c)	309,773
220,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, (AMBAC), 5.00%, 06/01/13(b)	223,443
5,000,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, (XLCA-ICR), 5.50%, 06/01/13(b)	5,086,300
100,000	Huntington Beach Public Financing Authority Refunding Revenue Bonds, 4.00%, 09/01/18	113,429
1,035,000	Los Rios Community College District 2002 Election GO, Series D, 5.25%, 08/01/23	1,235,273
4,985,000	Southern California Public Power Authority Magnolia Power Project Refunding Revenue Bonds, (Wells Fargo Bank), 0.08%, 07/01/36(d)	4,985,000
134

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal
Amount		Value
California (continued)
$10,000,000	State of California Refunding GO, Series A, (State GTY), 5.00%, 07/01/22	$11,274,900
2,120,000	University of California Regents Medical Center Refunding Revenue Bonds, Series G, 4.00%, 05/15/14	2,214,107
		40,209,998
Colorado — 0.6%
2,000,000	El Paso County School District No 38 Lewis-Palmer Refunding GO (State Aid Withholding), 4.00%, 12/01/17	2,293,960
1,180,000	Jefferson County School District GO, Series R-1, (State Aid Withholding), 5.00%, 12/15/22	1,490,541
1,000,000	Jefferson County School District GO, Series R-1, (State Aid Withholding), 5.00%, 12/15/23	1,249,990
1,800,000	University of Colorado Refunding Revenue Bonds, Series A (NATL-RE), 4.50%, 06/01/21	2,028,366
		7,062,857
Connecticut — 2.1%
2,000,000	Connecticut State Health & Educational Facility Authority Refunding Revenue Bonds, Series A-3, 0.88%, 07/01/49(c)	1,996,580
4,700,000	Connecticut State Health & Educational Facility Authority Revenue Bonds, Series A-4, 2.50%, 07/01/49(d)	4,897,353
8,800,000	Connecticut State Health & Educational Facility Authority Revenue Bonds, Series T-2, 0.08%, 07/01/29(d)	8,800,000
8,290,000	State of Connecticut Special Tax Refunding Revenue Bonds, 2.00%, 11/01/13	8,399,511
		24,093,444
District Of Columbia — 0.8%
5,000,000	District of Columbia Public Improvement Revenue Bonds, Series C, 5.00%, 12/01/19	6,181,850

Principal
Amount		Value
District Of Columbia (continued)
$2,250,000	District of Columbia Refunding Revenue Bonds, Series A, 5.00%, 12/01/20	$2,804,693
		8,986,543
Florida — 4.1%
3,000,000	Florida State Board of Education Capital Outlay GO, Series E, 4.60%, 06/01/23	3,263,490
900,000	Florida State Board of Education Lottery Refunding Revenue Bonds, Series A, 5.00%, 07/01/18	1,083,708
6,000,000	Florida State Board of Education Lottery Refunding Revenue Bonds, Series D, 5.00%, 07/01/14	6,388,200
8,575,000	Florida State Board of Education Lottery Revenue Bonds, Series A, OID, 5.50%, 07/01/27	10,085,744
1,150,000	Florida State Board of Education Lottery Revenue Bonds, Series B, (NATL-RE), 5.00%, 07/01/13	1,172,264
4,165,000	Florida State Board of Governors Refunding Revenue Bonds, Series A, 5.00%, 07/01/16	4,751,515
1,790,000	Florida State Board of Governors Refunding Revenue Bonds, Series A, 5.00%, 07/01/17	2,115,637
250,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC), 5.00%, 11/01/13	258,189
1,065,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC), 5.00%, 11/01/16	1,215,037
8,700,000	JEA Florida Water & Sewer System Refunding Revenue Bonds, Sub-Series B-1, 0.09%, 10/01/36(d)	8,700,000
450,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA), 5.00%, 10/01/18	532,575
2,000,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA), 5.00%, 10/01/19	2,347,060
1,800,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, Series B, (AGM), 5.25%, 10/01/16	2,087,982
135

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal
Amount		Value
Florida (continued)
$2,000,000	Orlando Utilities Commission Refunding Revenue Bonds, Series A, 5.00%, 10/01/20	$2,486,460
500,000	Palm Beach County Revenue Bonds, Series 2, OID, 5.25%, 11/01/25	597,255
		47,085,116
Georgia — 3.4%
10,000,000	Bartow County School District School Improvement GO, Series A, (State Aid Withholding), 4.00%, 10/01/15	10,855,600
1,000,000	County of Fulton Water & Sewer Refunding Revenue Bonds, 5.00%, 01/01/17	1,157,410
1,000,000	County of Fulton Water & Sewer Refunding Revenue Bonds, 5.00%, 01/01/18	1,185,740
1,250,000	Georgia State Road & Tollway Authority Federal Highway Grant Antic Buildings Revenue Bonds, Series A, 5.00%, 06/01/18	1,490,613
5,000,000	Georgia State Road & Tollway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 06/01/20	6,021,550
2,185,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series B, (State GTY), 5.00%, 10/01/19	2,724,061
525,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE), 5.00%, 01/01/15	566,302
630,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE), 5.25%, 01/01/17	728,104
7,500,000	Private Colleges & Universities Authority Refunding Revenue Bonds, Series B-2, 0.08%, 09/01/35(d)	7,500,000
1,925,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/18	2,250,883
2,860,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/19	3,376,487

Principal
Amount		Value
Georgia (continued)
$1,500,000	State of Georgia School Improvement GO, Series B, 5.00%, 01/01/18	$1,802,460
		39,659,210
Hawaii — 0.9%
8,000,000	City & County of Honolulu Public Improvements GO, Series B, 5.00%, 11/01/19	9,886,320
400,000	State of Hawaii Refunding GO, Series DY, 5.00%, 02/01/18	478,968
		10,365,288
Idaho — 0.2%
1,500,000	Idaho Board Bank Authority Refunding Revenue Bonds, Series D, 5.00%, 09/15/23	1,873,815

Illinois — 1.7%
3,540,000	Chicago Park District Refunding GO, Series C, (AMBAC), 5.00%, 01/01/23	3,750,984
900,000	Chicago Transit Authority Federal Transit Revenue Bonds, (AMBAC), 5.00%, 06/01/21	1,010,502
1,345,000	City of Champaign Parking Facilities Improvements GO, Series 2008, 5.00%, 12/15/17	1,553,233
125,000	City of Chicago Refunding GO, OID, Series B (AMBAC), 5.13%, 01/01/14(b)	130,449
375,000	City of Chicago Refunding GO, OID, Series B (AMBAC), 5.13%, 01/01/15	406,279
1,000,000	Cook County Community College District No. 524 Moraine Valley GO, Series B, (NATL-RE), 5.00%, 12/01/25	1,201,430
5,000,000	Illinois Finance Authority University & College Improvement Revenue Bonds, Series B, 0.08%, 07/01/33(d)	5,000,000
3,500,000	State of Illinois Public Improvement Refunding Revenue Bonds, 5.00%, 06/15/18	4,192,545
780,000	University of Illinois College Improvement Revenue Bonds, Series A, 5.00%, 04/01/21	944,806
136

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal
Amount		Value
Illinois (continued)
$945,000	University of Illinois College Improvement Revenue Bonds, Series A, 5.00%, 04/01/22	$1,130,617
		19,320,845
Indiana — 1.9%
580,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/15/16	640,726
1,050,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding), 5.00%, 07/15/16	1,182,332
650,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding), 5.00%, 01/15/17	738,147
650,000	Decatur Township Marion County Multi-School Building Corp., First Mortgage Revenue Bonds, Series B, (AGM, State Aid Withholding), 5.00%, 07/15/18	732,024
490,000	East Noble Facilities School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, State Aid Withholding), 5.00%, 07/15/16	548,408
510,000	Evansville Vanderburgh Public Library Leasing Corp., First Mortgage Refunding Revenue Bonds, (AMBAC), 5.25%, 07/15/17	558,180
1,070,000	Griffith Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/15/22	1,162,245
905,000	Hammond School Building Corp., First Mortgage Revenue Bonds, (NATL-RE), 5.00%, 07/15/23	965,653
1,400,000	Perry Township Multi School Building Corp. First Mortgage Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 01/10/21	1,683,822
Principal
Amount		Value
Indiana (continued)
$500,000	Plainfield Elementary School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/18	$547,060
715,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 01/15/16	789,424
735,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/16	817,371
570,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/17	646,785
700,000	Purdue University Refunding Revenue Bonds, Series A, 5.00%, 07/01/23	859,901
2,585,000	Purdue University Student Fee Refunding Revenue Bonds, Series Z-1, 5.00%, 07/01/14	2,752,611
3,000,000	Purdue University Student Fee Refunding Revenue Bonds, Series Z-1, 5.00%, 07/01/15	3,323,160
700,000	Tippecanoe County Middle School Building Corp. First Mortgage Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 01/15/14	723,527
1,000,000	Tippecanoe County Middle School Building Corp. First Mortgage Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 01/15/15	1,054,640
765,000	Vigo County School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/10/16	848,928
1,000,000	Warsaw Multi-School Building Corp. Revenue Bonds, Series B (State Aid Withholding), 5.75%, 07/15/26	1,140,270
137

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal
Amount		Value
Indiana (continued)
$175,000	Wayne Township School Building Corp., Marion County First Mortgage Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 01/15/15	$187,322
		21,902,536
Iowa — 0.2%
2,000,000	Iowa Finance Authority Water Utilities Improvements Revenue Bonds, 5.00%, 08/01/20	2,492,500
Kansas — 0.5%
5,700,000	Kansas State Department of Transportation Refunding Revenue Bonds, Series C-3, 0.08%, 09/01/19(d)	5,700,000
Kentucky — 0.1%
1,000,000	Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 88, (NATL-RE, FGIC), 5.00%, 11/01/15	1,113,260
Louisiana — 0.4%
2,000,000	Louisiana Public Facilities Authority Hurricane Recovery Program Revenue Bonds, (AMBAC), 5.00%, 06/01/16	2,204,760
2,300,000	State of Louisiana Gasoline & Fuels Tax Refunding Revenue Bonds, Series A-1, 5.00%, 05/01/20	2,850,206
		5,054,966
Maine — 0.2%
115,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series B, (AMBAC, State Resolution Funding GTY), 5.00%, 07/01/21(b)	132,032
1,800,000	Maine Health & Higher Educational Facilities Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 07/01/16	2,000,772
		2,132,804

Principal
Amount		Value
Maryland — 2.6%
$8,000,000	Maryland Health & Higher Educational Facilities Authority Johns Hopkins University Revenue Bonds, Series A, 0.09%, 07/01/36(d)	$8,000,000
1,300,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,546,597
1,000,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,189,690
4,350,000	State of Maryland Public Improvements GO, Series A, 5.00%, 03/15/19	5,361,549
8,000,000	State of Maryland Refunding GO, Series C, 4.00%, 11/01/19	9,468,560
2,960,000	State of Maryland Refunding GO, Series C, 5.00%, 11/01/20	3,741,381
		29,307,777
Massachusetts — 6.1%
3,600,000	Berkshire Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 09/27/13	3,612,888
4,000,000	Commonwealth of Massachusetts Refunding GO, Series A, 0.40%, 02/01/13(d)	4,000,000
2,500,000	Commonwealth of Massachusetts Refunding GO, Series B, 3.00%, 01/01/14	2,563,300
4,350,000	Commonwealth of Massachusetts Refunding GO, Series C, 0.08%, 01/01/21(d)	4,350,000
6,000,000	Commonwealth of Massachusetts Special Obligation Federal Highway Grant Refunding Revenue Bonds, 5.00%, 12/15/13	6,248,160
2,000,000	Greater Attleboro-Taunton Regional Transit Authority Cash Flow Management Revenue Notes, 1.25%, 08/16/13	2,007,420
4,000,000	Massachusetts Bay Transportation Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/23	5,066,280
138

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal
Amount		Value
Massachusetts (continued)
$5,000,000	Massachusetts Department of Transportation Contract Assistance Refunding Revenue Bonds, Series A7, (State GTY), 0.10%, 01/01/29(d)	$5,000,000
7,780,000	Massachusetts State Water Pollution Abatement Trust Refunding Revenue Bonds, Sub-Series 16-B, 5.00%, 08/01/20	9,752,152
7,000,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series C, (GO of Authority), 5.00%, 08/01/23	8,607,480
5,705,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series E, (GO of Authority), 0.09%, 08/01/37(d)	5,705,000
520,000	Massachusetts Water Resources Authority Revenue Bonds, Series B, (GO of Authority), 5.00%, 08/01/21	652,777
5,000,000	Montachusett Regional Transit Authority Cash Flow Management Revenue Notes, 1.25%, 08/09/13	5,018,650
7,500,000	Southeastern Regional Transit Authority Cash Flow Management Revenue Notes, 1.25%, 08/30/13	7,532,025
		70,116,132
Michigan — 1.9%
345,000	Clintondale Community Schools Refunding GO, (NATL-RE, Q-SBLF), 5.00%, 05/01/20	371,637
635,000	Dexter Community Schools Refunding GO (Q-SBLF), 4.00%, 05/01/18	713,321
630,000	Grand Valley State University College Improvement Revenue Bonds, 3.00%, 02/01/13	630,000
400,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/18	470,276
550,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/19	656,634
125,000	Jackson Public Schools Refunding GO, (AGM Q-SBLF), 5.00%, 05/01/15	132,049

Principal Amount		Value
Michigan (continued)
$25,000	Jackson Public Schools Refunding GO, (AGM, Q-SBLF), 5.00%, 05/01/15(b)	$26,467
1,125,000	Michigan State Building Authority Refunding Revenue Bonds, Series I-A, 5.00%, 10/15/13	1,161,169
1,335,000	Michigan State Building Authority Refunding Revenue Bonds, Series I-A, 5.00%, 10/15/15	1,479,233
1,375,000	Northville Public Schools Refunding GO, (Q-SBLF), 5.00%, 05/01/18	1,608,255
1,155,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/16	1,271,135
775,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/18	880,563
1,460,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/19	1,671,393
1,160,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/21	1,339,174
1,000,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/22	1,153,320
700,000	State of Michigan Trunk Line Refunding Revenue Bonds, Series A, 5.25%, 11/01/13	726,033
265,000	Stockbridge Community Schools Refunding GO, (AGM, Q-SBLF), 5.00%, 05/01/21	285,522
4,730,000	University of Michigan Refunding Revenue Bonds, Series C, 4.00%, 04/01/19	5,501,321
1,700,000	University of Michigan Revenue Bonds, 0.07%, 04/01/32(d)	1,700,000
		21,777,502
Minnesota — 0.5%
1,300,000	City of Minneapolis Public Improvements GO, 5.00%, 12/01/17	1,563,913
450,000	Minnesota Public Facilities Authority Clean Water Revenue Bonds, Series B, 5.00%, 03/01/16	509,594
139

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal
Amount		Value
Minnesota (continued)
$1,845,000	New Prague Independent School District No 721 Crossover Refunding GO, (School District Credit Program), 4.00%, 02/01/19	$2,175,384
1,000,000	State of Minnesota Refunding Revenue Bonds, Series B, 5.00%, 03/01/21	1,249,630
		5,498,521
Mississippi — 0.2%
1,810,000	Mississippi Development Bank Special Obligation Refunding Revenue Bonds, Series D, 5.00%, 08/01/18	2,114,514

Missouri — 0.9%
500,000	Jackson County Reorganized School District No. 4 Refunding GO, Series B, (State Aid Direct Deposit), 5.00%, 03/01/18	591,330
2,225,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds, 5.00%, 10/01/19	2,732,300
1,205,000	Missouri State Highways & Transportation Commission Refunding Revenue Bonds, Senior Lien, 5.00%, 02/01/14	1,262,117
5,000,000	St. Louis School District Direct Deposit Program GO, (State Aid Direct Deposit), 5.00%, 04/01/22	6,048,150
		10,633,897
Nevada — 0.6%
2,605,000	Clark County Water Reclamation District GO, Series A, 5.25%, 07/01/20	3,155,176
3,110,000	Las Vegas Valley Water District Refunding GO, Series A, (NATL-RE, FGIC), 5.00%, 06/01/20	3,383,556
		6,538,732
New Hampshire — 0.7%
1,800,000	New Hampshire Health & Education Facilities Authority Dartmouth College Revenue Bonds, 0.10%, 06/01/32(d)	1,800,000

Principal
Amount		Value
New Hampshire (continued)
$5,250,000	State of New Hampshire Economic Development Revenue, 5.00%, 09/01/19	$6,392,190
		8,192,190
New Jersey — 5.4%
255,000	Denville Township Board of Education Refunding GO, (AGM, School Board Resolution Funding), 4.00%, 02/15/17	281,510
7,000,000	Garden State Preservation Trust Refunding Revenue Bonds, Series A, 5.00%, 11/01/17	8,335,600
600,000	Middlesex County Improvement Authority Open Space Trust Refunding Revenue Bonds (County GTY), 5.00%, 09/15/19	738,912
475,000	Monmouth County Improvement Authority Refunding Revenue Bonds (County GTY, Municipal Government GTY), 5.00%, 12/01/22	604,404
5,000,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series N-1, (AMBAC), 5.50%, 09/01/24	6,383,400
1,500,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series W, 5.00%, 03/01/18	1,763,490
500,000	New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series O, 5.00%, 03/01/18	547,525
11,690,000	New Jersey Economic Development Authority School Facility Construction Refunding Revenue Bonds, Series EE, 5.00%, 09/01/17	13,666,195
1,000,000	New Jersey Educational Facilities Authority Higher Education Capital Improvement Refunding Revenue Bonds, Series A, (AGM), 5.00%, 09/01/14	1,070,220
140

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal
Amount		Value
New Jersey (continued)
$1,415,000	New Jersey Educational Facilities Authority Ramapo College Revenue Bonds, Series A, 5.00%, 07/01/14	$1,498,910
1,160,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, 5.00%, 09/01/16	1,338,779
25,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, 5.00%, 09/01/16(b)	28,834
15,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A, 5.00%, 09/01/16(b)	17,329
5,105,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/18	6,056,674
40,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/18(b)	48,795
1,300,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series B, 5.00%, 01/01/20	1,574,612
1,885,000	New Jersey Transportation Trust Fund Authority Transit Improvement Revenue Bonds, Series A, (State Appropriation), 5.00%, 06/15/16	2,137,609
1,375,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B, (NATL-RE), 5.50%, 12/15/15	1,562,880
2,750,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B-5, 5.25%, 12/15/19(c)	3,355,743
335,000	New Milford School District Refunding GO, (School Board Resolution Funding), 4.00%, 08/15/15	359,066
10,000,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.25%, 06/01/13(b)	10,196,100

Principal
Amount		Value
New Jersey (continued)
$345,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.75%, 06/01/13(b)	$352,321
500,000	Town of Harrison Refunding GO, (School Board Resolution Funding), 3.75%, 01/15/15	530,000
		62,448,908
New Mexico — 0.1%
1,000,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/16	1,109,240
250,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/17	283,358
		1,392,598
New York — 32.6%
3,000,000	City of New York Public Improvements GO, Series B2, Sub-Series B9, (JP Morgan Chase Bank), 0.09%, 08/15/23(c)(d)	3,000,000
1,355,000	City of New York Public Improvements GO, Series D, 5.00%, 11/01/14(b)	1,466,110
545,000	City of New York Public Improvements GO, Series D, 5.00%, 11/01/21	584,638
8,470,000	City of New York Public Improvements GO, Sub-Series A-1, 5.00%, 10/01/20	10,481,964
2,000,000	City of New York Refunding GO, Series B, 5.00%, 08/01/22	2,498,580
2,220,000	City of New York Refunding GO, Series C, 5.00%, 08/01/20	2,736,616
1,000,000	City of New York Refunding GO, Series C, 5.00%, 08/01/22	1,249,290
8,340,000	City of New York Refunding GO, Series E, 5.00%, 08/01/20	10,313,828
3,360,000	City of New York Refunding GO, Series I, 5.00%, 08/01/16	3,847,099
141

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal
Amount		Value
New York (continued)
$12,000,000	City of New York Refunding GO, Sub-Series I-1, 5.00%, 08/01/19	$14,662,320
2,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, 5.00%, 05/01/18	2,378,020
5,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, 5.00%, 05/01/23	5,917,150
7,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D, 3.00%, 11/15/13	7,152,810
3,500,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D, 5.00%, 11/15/18	4,196,920
10,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D, 5.00%, 11/15/21	12,295,300
1,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D-1, 5.00%, 11/01/22(c)	1,229,440
10,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F, 5.00%, 11/15/17	11,789,800
1,925,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F, 5.00%, 11/15/21	2,366,845
9,550,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F, 5.00%, 11/15/22	11,748,983
650,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series A, 3.00%, 11/15/13	664,190
2,150,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series A, 4.00%, 11/15/15	2,351,068
1,910,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C, 5.00%, 11/15/21	2,348,402

Principal
Amount		Value
New York (continued)
$1,000,000	Municipal Assistance Corp. For The City of Troy General Resolution Refunding Revenue Bonds, Series A, (GO of Corp.), 4.50%, 01/15/15	$1,053,130
4,570,000	New York City Health & Hospital Corp. Refunding Revenue Bonds, Series A, (GO of Corp.), 5.00%, 02/15/14	4,782,962
2,500,000	New York City Municipal Water Finance Authority Fiscal 2009 Revenue Bonds, Series A, 5.50%, 06/15/21	3,037,675
4,725,000	New York City Transitional Finance Authority Public Improvement Revenue Bonds, Series B-3, 4.00%, 11/01/13	4,859,615
6,300,000	New York City Transitional Finance Authority Public Improvement Revenue Bonds, Series B-3, 5.00%, 11/01/14	6,810,804
1,815,000	New York City Transitional Finance Authority Public Improvement Revenue Bonds, Series C, 5.00%, 11/01/17	2,163,171
2,200,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series A, 5.00%, 05/01/22	2,664,222
8,925,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Sub-Series E-1, 5.00%, 02/01/20	10,996,939
9,765,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Sub-Series E-1, 5.00%, 02/01/21	12,179,201
1,335,000	New York City Transitional Finance Authority Refunding Revenue Bonds, 5.00%, 11/01/17	1,591,093
665,000	New York City Transitional Finance Authority Refunding Revenue Bonds, 5.00%, 11/01/17(b)	795,985
9,375,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Series A, 5.00%, 11/01/18	11,426,156
142

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal Amount		Value
New York (continued)
$1,950,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Series B, 5.00%, 02/01/18	$2,329,704
3,235,000	New York City Transitional Finance Authority School Improvement Revenue Bonds, Sub-Series S-1A, (State Aid Withholding), 5.00%, 07/15/21	3,994,060
8,000,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Lien Series B, (GO of Corp.), 5.00%, 04/01/15	8,792,640
9,090,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Lien Series B-3V, (GO of Corp.), 0.10%, 04/01/24(d)	9,090,000
700,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Series A-5-6, 5.00%, 04/01/17	822,745
5,100,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 12/01/17	5,777,280
10,000,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 12/01/21	12,433,300
900,000	New York State Dormitory Authority Economic Development & Housing Revenue Bonds, Series A, 4.00%, 12/15/16	1,012,941
15,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, (State Appropriation), 5.00%, 08/15/18(b)	18,299
1,770,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, Series A, (State Appropriation), 4.50%, 08/15/17	2,042,722
550,000	New York State Dormitory Authority Mental Health Services Facility Revenue Bonds, (NATL-RE, FGIC, State Appropriation), 5.00%, 02/15/16	598,466

Principal Amount		Value
New York (continued)
$2,485,000	New York State Dormitory Authority Mental Health Services Facility Revenue Bonds, (State Appropriation), 5.00%, 08/15/18	$2,988,585
2,710,000	New York State Dormitory Authority Refunding Revenue Bonds, 5.00%, 08/15/18	3,209,778
15,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 12/15/20	18,652,650
4,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series D, 5.00%, 02/15/20	4,921,480
4,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series C, 5.00%, 03/15/17	4,683,360
5,000,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series C, 5.00%, 03/15/21	6,206,650
2,000,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Sub-Series A, 5.00%, 06/15/19	2,464,080
7,000,000	New York State Thruway Authority Highway Improvement Refunding Revenue Bonds, Series B, 5.00%, 04/01/20	8,480,010
6,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/19	6,792,600
5,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/21	6,005,250
1,900,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series B, 5.00%, 04/01/21	2,243,007
400,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/17	468,336

143

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal Amount		Value
New York (continued)
$8,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/21	$9,915,840
5,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series B, 5.00%, 04/01/21	5,966,350
925,000	New York State Thruway Authority Refunding Revenue Bonds, Series B (AMBAC), 5.00%, 04/01/19	1,031,273
500,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, 5.00%, 01/01/15	542,915
5,000,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, 5.50%, 01/01/19	6,097,750
1,000,000	New York State Urban Development Corp. Service Contract Refunding Revenue Bonds, (AGM), 5.00%, 01/01/15	1,085,830
10,000,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, 5.00%, 12/01/20	12,382,500
1,225,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A (State Aid Withholding), 5.00%, 05/01/17	1,421,760
2,515,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A (State Aid Withholding), 5.00%, 05/01/18	2,990,360
16,250,000	Tobacco Settlement Financing Corp. Asset Backed Refunding Revenue Bonds, Series A, 5.00%, 06/01/18	19,424,275
6,845,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B, 5.00%, 11/15/18	8,309,693
4,050,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B, (State Street Bank & Trust), 0.08%, 01/01/32(c)(d)	4,050,000

Principal Amount		Value
New York (continued)
$7,890,000	Triborough Bridge & Tunnel Authority Toll Road Refunding Revenue Bonds, Series B, 5.00%, 11/15/23	$10,016,592
		374,903,407
North Carolina — 3.0%
680,000	Appalachian State University Refunding Revenue Bonds, 5.00%, 05/01/20	844,778
905,000	Buncombe County Refunding Revenue Bonds, 5.00%, 06/01/21	1,117,639
1,555,000	Cabarrus County School Improvement COP, 5.00%, 01/01/21	1,826,861
2,695,000	City of Charlotte Water & Sewer System Revenue Bonds, Series B, 0.09%, 07/01/36(d)	2,695,000
10,000,000	County of Guilford Recreational Facilities GO, Series B, 0.09%, 03/01/25(d)	10,000,000
3,015,000	County of Mecklenburg Refunding GO, Series A, 5.00%, 12/01/22	3,886,245
615,000	Dare County Refunding Revenue Bonds, Series D, 4.00%, 06/01/17	691,180
675,000	Dare County Refunding Revenue Bonds, Series D, 4.00%, 06/01/18	770,283
675,000	Dare County Refunding Revenue Bonds, Series D, 5.00%, 06/01/21	827,199
685,000	Dare County Refunding Revenue Bonds, Series D, 5.00%, 06/01/23	832,316
435,000	Dare County Refunding Revenue Bonds, Series D, 5.00%, 06/01/24	526,528
1,285,000	Dare County School Improvements COP, (NATL-RE, FGIC), 5.00%, 06/01/17	1,411,727
1,565,000	Johnston County School Improvements GO, (NATL-RE), 5.00%, 02/01/16	1,771,173
2,000,000	Orange County Public Facilities Co. Refunding Revenue Bonds, 5.00%, 10/01/21	2,489,020

144

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal Amount		Value
North Carolina (continued)
$4,615,000	Town of Cary Public Improvements GO, 0.10%, 06/01/27(d)	$4,615,000
		34,304,949
Ohio — 1.2%
2,365,000	Ohio State Building Authority Facilities Administration Building Project Refunding Revenue Bonds, Series B, (NATL-RE, FGIC), 5.00%, 10/01/18	2,842,044
400,000	Ohio State Department of Administrative Services Knowledge System COP, Series A, (NATL-RE), 5.00%, 09/01/16	434,024
1,000,000	State of Ohio Highway Improvements Revenue Bonds, Series 1, 5.00%, 12/15/21	1,253,550
7,780,000	State of Ohio Infrastructure Improvement Refunding GO, Series B, 0.09%, 08/01/17(d)	7,780,000
1,730,000	University of Cincinnati College & University Refunding Revenue Bonds, Series A, (State Appropriation), 5.00%, 06/01/17	2,008,444
		14,318,062
Oregon — 0.6%
1,300,000	City of Portland Water System Refunding Revenue Bonds, Series A, 5.00%, 05/01/17	1,529,476
2,015,000	Lane County School District No 19 Springfield School Improvements GO, Series B, (AGM, School Board GTY), 5.00%, 06/15/17	2,345,903
1,000,000	Multnomah-Clackamas Counties Centennial School District No 28JT Refunding GO, (AGM, School Board GTY), 5.00%, 12/15/19	1,232,500
2,000,000	Washington & Multnomah Counties School District No 48J Beaverton Refunding GO, Series B, (School Board GTY), 4.00%, 06/15/19	2,324,660
		7,432,539

Principal Amount		Value
Pennsylvania — 1.5%
$7,000,000	Pennsylvania Economic Development Financing Authority Refunding Revenue Bonds, Series A, 5.00%, 01/01/18	$8,381,660
7,000,000	Philadelphia School District Refunding GO, Series C (State Aid Withholding), 5.00%, 09/01/18	8,210,860
1,000,000	University of Pittsburgh of the Commonwealth Systems of Higher Education University Capital Project Revenue Bonds, (GO of University), 5.50%, 09/15/37(c)(d)	1,031,280
		17,623,800
Puerto Rico — 0.0%
120,000	Puerto Rico Highway & Transportation Authority Highway Improvements Revenue Bonds OID, Series W, 5.50%, 07/01/15(b)	130,937
Rhode Island — 0.3%
2,000,000	Rhode Island Health & Educational Building Corp. Higher Education Brown University Revenue, Series A, 0.13%, 05/01/35(d)	2,000,000
705,000	Rhode Island Health & Educational Building Corp. Town of East Greenwich Revenue Bonds, Series A, (Municipal Government GTY), 4.00%, 05/15/18	802,939
775,000	State of Rhode Island Energy Conservation COP, Series A, 3.00%, 04/01/14	797,568
		3,600,507
South Carolina — 0.6%
880,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 4.00%, 03/01/17	986,955
2,090,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/18	2,492,158

145

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal Amount		Value
South Carolina (continued)
$1,635,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/20	$2,016,364
330,000	State of South Carolina University & College Improvements GO, Series B, 5.00%, 03/01/19	405,613
680,000	State of South Carolina University & College Improvements GO, Series E (State Aid Withholding), 5.00%, 03/01/19	835,808
		6,736,898
Tennessee — 0.5%
1,150,000	City of Knoxville Wastewater System Revenue Bonds, Series B, 5.00%, 04/01/21	1,444,814
1,200,000	City of Knoxville Wastewater System Revenue Bonds, Series B, 5.00%, 04/01/22	1,481,832
2,895,000	County of Shelby Refunding GO, Series C, 0.11%, 12/01/31(d)	2,895,000
		5,821,646
Texas — 9.2%
1,255,000	Alamo Community College District GO, Series A, (NATL-RE), 5.50%, 08/15/15	1,410,055
2,500,000	Aldine Independent School District Refunding GO, (PSF-GTD), 4.50%, 02/15/22	2,790,000
1,260,000	Aledo Independent School District School Building GO, Series A, (PSF-GTD), 5.00%, 02/15/20	1,354,311
515,000	Arlington Independent School District Improvements GO, Series A, (PSF-GTD), 5.00%, 02/15/14	540,096
1,860,000	Austin Community College District Refunding GO, 5.00%, 08/01/20	2,301,694
400,000	Beaumont Independent School District Improvements GO, (PSF-GTD), 4.00%, 02/15/18	457,852
1,030,000	City of Abilene Refunding GO, 3.00%, 02/15/13	1,030,634

Principal Amount		Value
Texas (continued)
$515,000	City of Denton Certificates of Obligation GO, (NATL-RE), 5.00%, 02/15/14	$539,056
895,000	City of El Paso Water & Sewer Refunding Revenue Bonds, (NATL-RE), 4.50%, 03/01/14	934,908
1,095,000	City of Friendswood Waterworks & Sewer System Refunding Revenue Bonds, (AGM), 5.00%, 03/01/21	1,219,074
4,000,000	City of Houston Refunding Public Improvement GO, Series A, (NATL-RE), 5.25%, 03/01/14	4,212,680
3,000,000	City of Houston Refunding Public Improvement GO, Series A, (NATL-RE), 5.38%, 03/01/15	3,164,520
1,000,000	City of League Waterworks & Sewer GO, Series A, 5.00%, 02/15/22	1,218,970
1,775,000	City of Lubbock Public Improvement GO, 5.25%, 02/15/20	2,148,141
3,785,000	City of Lubbock Public Improvement GO, 5.00%, 02/15/24	4,527,125
1,280,000	City of Richardson Public Improvements GO, (NATL-RE), 5.25%, 02/15/20	1,391,629
465,000	City of Rockwall Refunding GO, 4.00%, 08/01/22	510,282
1,630,000	City of San Antonio Refunding GO, 5.25%, 08/01/13	1,670,359
260,000	Coppell Independent School District School Building GO, (PSF-GTD), 4.00%, 08/15/16	289,749
1,000,000	County of Williamson Limited Tax Refunding GO, 5.00%, 02/15/21	1,250,060
1,095,000	Cypress-Fairbanks Independent School District Refunding GO, Series A, (PSF-GTD), 4.00%, 02/15/17	1,233,145
750,000	Dallas Independent School District Refunding GO, (PSF-GTD), 4.25%, 02/15/21	879,435
245,000	Deer Park Independent School District Limited Tax GO, (AGM), 5.00%, 02/15/17	284,857
146

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal Amount		Value
Texas (continued)
$3,000,000	Deer Park Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/22	$3,796,590
250,000	Frisco Independent School District School Building GO, Series A, (PSF-GTD), 6.13%, 08/15/21	317,810
350,000	Frisco Independent School District School Building GO, Series B, (NATL-RE), 5.50%, 07/15/13	358,267
3,000,000	Garland Independent School District Refunding GO, Series A, 5.00%, 02/15/19	3,649,290
700,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE), 5.00%, 08/15/17	760,942
1,000,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE), 5.00%, 08/15/19	1,087,270
1,000,000	Harris County Refunding GO, Series C, (AGM), 5.25%, 08/15/19	1,225,380
10,000	Hays Consolidated Independent School District GO, (PSF-GTD), 5.25%, 08/15/14(b)	10,745
365,000	Hays Consolidated Independent School District GO, (PSF-GTD), 5.25%, 08/15/18	392,112
500,000	Hidalgo County Certificates of Obligation GO, (NATL-RE), 4.50%, 08/15/19	557,745
1,500,000	Houston Community College System Refunding GO, 5.00%, 02/15/21	1,859,820
2,990,000	Houston Community College System Student Fee Revenue Bonds, Senior Lien, (AGM), 5.25%, 04/15/21	3,548,233
8,000,000	Houston Higher Education Finance Corp. Rice University Project Refunding Revenue Bonds, Series A, (GO of University), 0.10%, 11/15/29(d)	8,000,000
495,000	Joshua Independent School District Refunding GO, Series C (PSF-GTD), 5.45%, 02/15/16	528,447

Principal Amount		Value
Texas (continued)
$1,300,000	Lower Colorado River Authority Refunding Revenue Bonds, 5.00%, 05/15/13	$1,317,095
4,500,000	Lower Colorado River Authority Refunding Revenue Bonds, 5.00%, 05/15/16	5,088,285
560,000	McAllen Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/16	609,823
2,175,000	Mckinney Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/20	2,707,201
6,500,000	Northside Independent School District, School Improvements GO (PSF-GTD), 1.90%, 08/01/40(d)	6,623,110
3,340,000	Pearland Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/20	4,124,466
525,000	Red Oak Independent School District School Building GO, (PSF-GTD), 5.00%, 08/15/18	617,479
500,000	Rockwall Independent School District School Building GO, (PSF-GTD), 4.75%, 02/15/15	543,880
450,000	San Jacinto Community College District Refunding GO, (AMBAC), 4.25%, 02/15/13	450,082
1,005,000	San Jacinto Community College District Refunding GO, (AMBAC), 4.25%, 02/15/14	1,042,949
495,000	Seagraves Independent School District School Building GO, (PSF-GTD), 4.00%, 02/15/19	567,295
1,500,000	Socorro Independent School District Refunding GO, (PSF-GTD), 5.25%, 08/15/13	1,540,095
2,705,000	Spring Independent School District School Building GO, (PSF-GTD), 5.00%, 02/15/15	2,956,051
1,070,000	Texas State Transportation Commission Revenue Bonds, First Tier, 5.00%, 04/01/17	1,254,746
147

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal Amount		Value
Texas (continued)
$1,390,000	Texas State University Systems University and College Improvement Revenue Bonds, 5.00%, 03/15/17	$1,625,633
1,900,000	University of North Texas Refunding Revenue Bonds, 5.00%, 04/15/20	2,328,640
4,730,000	University of North Texas Refunding Revenue Bonds, 5.00%, 04/15/21	5,809,481
3,000,000	University of Texas Financing Systems Refunding Revenue Bonds, Series C, 5.00%, 08/15/16	3,457,800
1,610,000	University of Texas Financing Systems Refunding Revenue Bonds, Series E, 5.00%, 08/15/15	1,793,476
145,000	Victoria Utility System, Water & Wastewater Authority Refunding Revenue Bonds, (AMBAC), 5.00%, 12/01/17	171,038
		106,079,908
Utah — 0.2%
1,975,000	Alpine School District School Building GO, (School Board GTY), 5.00%, 03/15/21	2,386,373
125,000	South Jordan Water Refunding Revenue Bonds, (AMBAC), 5.00%, 11/01/15	137,225
		2,523,598
Virginia — 2.4%
155,000	City of Norfolk Water Refunding Revenue Bonds, 5.00%, 11/01/22	193,155
1,350,000	Fairfax County Economic Development Authority Community Services Facilities Project Revenue Bonds, Series A, 4.50%, 03/01/20	1,589,058
2,530,000	Virginia College Building Authority Educational Facilities 21st Century College & Equipment Programs Refunding Revenue Bonds, Series C (State Appropriation), 4.00%, 02/01/15	2,710,769

Principal Amount		Value
Virginia (continued)
$6,000,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B, 5.00%, 09/01/21	$7,381,980
5,155,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B, 5.00%, 09/01/22	6,293,276
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/23	6,177,950
1,245,000	Virginia Public Building Authority Revenue Bonds, Series B, 5.00%, 08/01/14	1,331,478
1,250,000	Virginia Public Building Authority Revenue Bonds, Series B (State Appropriation), 5.00%, 08/01/21	1,527,325
		27,204,991
Washington — 3.8%
100,000	CDP-King County III Lease King Street Center Project Refunding Revenue Bonds, (NATL-RE), 5.00%, 06/01/17	114,007
2,525,000	Clark County School District No 117 Camas Refunding GO, (School Board GTY), 5.00%, 12/01/17	3,015,077
800,000	Island County School District No 201 Oak Harbor School Improvements GO, (School Board GTY), 5.00%, 12/01/16	919,696
1,000,000	Island County School District No 204 Coupeville Refunding GO, (School Board GTY), 5.00%, 12/01/19	1,209,550
680,000	King County Public Transportation Sales Tax Refunding GO, 4.00%, 12/01/18	789,242
320,000	King County School District No. 401 Highline Refunding GO, (School Board GTY), 5.00%, 12/01/20	392,365
1,500,000	King County School District No. 414 Lake Washington GO, (School Board GTY), 5.00%, 12/01/20	1,805,535

148

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Principal Amount		Value
Washington (continued)
$2,000,000	King County Sewer Improvements GO, Series B, 0.08%, 01/01/40(d)	$2,000,000
1,315,000	Spokane County School District No 363 West Valley Refunding GO, (School Board GTY), 5.00%, 12/01/18	1,587,770
2,000,000	State of Washington Department of Ecology Refunding COP, Series B, (AMBAC), 5.00%, 04/01/16	2,233,960
800,000	State of Washington Motor Vehicle Fuel Tax GO, Series E, 5.00%, 02/01/23	988,400
5,000,000	State of Washington Motor Vehicle Fuel Tax Refunding GO, Series 2012-B, 5.00%, 07/01/24	6,094,650
10,000,000	State of Washington Refunding GO, Series R-2011B, 5.00%, 07/01/20	12,428,500
5,000,000	State of Washington Refunding GO, Series R-2012C, 5.00%, 07/01/23	6,226,800
1,350,000	State of Washington Various Purpose Refunding GO, Series R-2006A, (AMBAC), 5.00%, 07/01/17	1,495,760
2,005,000	University of Washington Refunding Revenue Bonds, 5.00%, 12/01/15	2,255,705
		43,557,017
West Virginia — 0.0%
125,000	West Virginia University Revenue Bonds, Series A, (NATL-RE), 5.50%, 04/01/17	147,783
Wisconsin — 0.4%
100,000	Fond Du Lac Refunding GO, (NATL-RE, FGIC), 4.75%, 03/01/15	104,527
3,500,000	Wisconsin Department of Transportation Refunding Revenue Bonds, Series 2, 5.00%, 07/01/20	4,338,915
		4,443,442
Total Municipal Bonds (Cost $1,082,334,905)		1,127,418,240

Shares
INVESTMENT COMPANY — 2.2%
25,288,200	SEI Daily Income Trust Government II Fund, Class A, 0.01%(e)	$25,288,200
Total Investment Company (Cost $25,288,200)		25,288,200

TOTAL INVESTMENTS — 100.2% (Cost $1,107,623,105)(a)		1,152,706,440

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(1,925,334)
NET ASSETS — 100.0%		$1,150,781,106

(a)	Cost for federal income tax purposes is $1,107,623,105 and net unrealized appreciation of investments is as follows:
Unrealized appreciation	$46,344,886
Unrealized depreciation	(1,261,551)
Net unrealized appreciation	$45,083,335

(b)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(c)	The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(d)	Variable rate security. Rate shown is the rate as of January 31, 2013.
(e)	Rate shown represents current yield at January 31, 2013.

AGM — Assured Guaranty Municipal Corp.
AMBAC — Insured by AMBAC Indemnity Corp.
COP — Certificates of Participation
FGIC — Insured by Financial Guaranty Insurance Corp.
GO — General Obligations
GTY — Guaranty
NATL-RE — Insured by National Public Finance Guarantee Corp.
OID — Original Issue Discount
PSF-GTD — Permanent School Fund Guarantee
Q–SBLF — Qualified-School Bond Loan Fund
XLCA — XL Capital Insurance
XLCA-ICR — XL Capital Insurance-Immediate Credit Recovery
149

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2013
(Unaudited)

Portfolio diversification by State (Unaudited)

Percentage
State	of Net Assets
Alabama	1.0%
Arizona	1.1%
California	3.5%
Colorado	0.6%
Connecticut	2.1%
District Of Columbia	0.8%
Florida	4.1%
Georgia	3.4%
Hawaii	0.9%
Idaho	0.2%
Illinois	1.7%
Indiana	1.9%
Iowa	0.2%
Kansas	0.5%
Kentucky	0.1%
Louisiana	0.4%
Maine	0.2%
Maryland	2.6%
Massachusetts	6.0%
Michigan	1.9%
Minnesota	0.5%
Mississippi	0.2%
Missouri	0.9%
Nevada	0.6%
New Hampshire	0.7%
New Jersey	5.4%
New Mexico	0.1%
New York	32.6%
North Carolina	3.0%
Ohio	1.2%
Oregon	0.6%
Pennsylvania	1.5%
Puerto Rico	0.0%
Rhode Island	0.3%
South Carolina	0.6%
Tennessee	0.5%
Texas	9.2%
Utah	0.2%
Virginia	2.4%
Washington	3.8%
West Virginia	0.0%
Wisconsin	0.4%
Other*	2.1%
100.0%

*	Includes cash and equivalents, investment companies, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.
150

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments
January 31, 2013 (Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Articles of Incorporation permit the Corporation’s Board of Directors (the “Board”) to create an unlimited number of series, each with one or more separate classes of shares. At January 31, 2013, the Corporation consisted of seven separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury Large Cap Core Fund (formerly U.S. Large Cap Fund) (“Large Cap Core Fund”)	Long-term capital appreciation.
Old Westbury Large Cap Strategies Fund (formerly Non-U.S. Large Cap Fund) (“Large Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Global Small & Mid Cap Fund (“Global Small & Mid Cap Fund”)	Long-term capital appreciation.
Old Westbury Global Opportunities Fund (“Global Opportunities Fund”)	Long-term capital appreciation.
Old Westbury Real Return Fund (“Real Return Fund”)	Real capital appreciation in inflationary environments.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Basis for Consolidation for the Real Return Fund:

The consolidated financial statements of the Real Return Fund include the financial results of its wholly-owned subsidiary (organized under the laws of the Cayman Islands), OWF Real Return Fund, Ltd. (the “Subsidiary”). All material intercompany accounts and transactions have been eliminated. The Subsidiary commenced operations on November 7, 2008. The Real Return Fund commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting rules relating to reporting of a wholly-owned subsidiary. The Real Return Fund seeks to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary has the same investment goal as the Real Return Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Real Return Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Real Return Fund. The portion of the Real Return Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Real Return Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. As of January 31, 2013, the Subsidiary represented $469,277,415 or 22.71% of the Real Return Fund’s net assets.

3.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions

151

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2013 (Unaudited)

that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

A. Valuation of Investments. Securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there has been no sale on such day, the security is valued at the mean of the closing bid and asked prices. If no bid or asked prices are quoted, or if events or circumstances that could materially affect the value of such Funds’ securities have occurred, then the security is valued at a fair value determined in accordance with procedures approved by the Board. Securities traded on more than one national securities exchange are valued at the last sale price on the exchange representing the principal market for such securities. Investments in open-end investment companies are valued at the most recently calculated net asset value (“NAV”).

Securities traded in the over-the-counter market are valued at the mean of the current bid and asked prices from such sources as the Board deems appropriate to reflect their fair value.

U.S. government obligations and other debt instruments having 60 days or less remaining until maturity at acquisition are valued at amortized cost when such value reflects fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved as reliable by the Board. Pricing Service Vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, specific deal information and other relationships observed in markets of comparable securities.

All other investment assets and liabilities, including derivatives, restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Board designed to reflect, in good faith, the fair value of such investments or other assets and liabilities. Fair value methods can include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. Real assets (i.e., assets not constituting securities or securities whose value is determined by underlying real assets), including collectibles such as coins, for which there is no readily available market quotation are valued on the basis of appraised value as determined by an independent appraiser selected by the Funds’ Investment Adviser, Bessemer Investment Management LLC (“BIM”)(“Adviser”). Appraisals are obtained on an ongoing, periodic basis in order to assure current valuations; appraisals generally are obtained not less frequently than quarterly and appraised values may be updated between appraisals on the basis of reported industry benchmarks. Derivative contracts and instruments are valued on the basis of industry-standard pricing information, including counterparty valuation quotations, industry inputs for market standard pricing models and generally available dealer quotations, subject to the review and confirmation by BIM where appropriate.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds may use a pricing service authorized by the Board that has been designated to determine fair value. The Funds that invest in certain foreign securities that trade in non-U.S. markets may use a systematic fair valuation model provided by an independent third party vendor to value its non-U.S. investments. The Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Funds’ procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. A Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that a Fund prices its shares. Significant events may include: government actions; natural disasters; armed conflict; act of terrorism and similar situations; and significant market fluctuations. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Such fair valuations are categorized as Level 2 in the fair value hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. The Large Cap Strategies Fund, Global Small & Mid Cap Fund and the Global Opportunities Fund utilized a systematic fair valuation model provided by an independent third-party vendor to fair value certain securities 6 days during the period ended January 31, 2013. As a result on days when the index change

152

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2013 (Unaudited)

exceeds predetermined levels, certain securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day when such index level is not exceeded, certain securities held by the Funds were transferred from Level 2 back into Level 1. As of January 31, 2013, foreign securities were not fair valued as the change in the S&P 500 Index did not exceed the Funds’ predetermined level. There were no other transfers between Level 1 and Level 2 during the period ended January 31, 2013.

The fair value of investments is determined in accordance with the valuation procedures approved by the Board. The Funds’ Pricing Committee established by the Board (the “Pricing Committee”) reviews pricing methodologies for derivatives and all other types of investments on a quarterly basis. The Pricing Committee is charged with the responsibility to determine the fair value of certain investments for which market quotations are not readily available. These investments are either categorized as Level 2 or 3 depending on the observability of the inputs used. The Pricing Committee may consider one or more factors in determining an investment’s fair value. The factors to be taken into account, to the extent relevant, typically include, but are not limited to: fundamental analytical data, the nature and duration of any restrictions on disposition of the investments, an evaluation of the forces that influence the market in which the investments are purchased and sold, the type of investment, financial statements and company filings, lack of marketability, the cost and date of purchase, recommendation of the Adviser and any other relevant matters. When the fair valuation of investments use significant unobservable inputs, such investments will be categorized as Level 3 in the fair value hierarchy. These valuation methods may require subjective determinations about the value of an investment. While the Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects investment values as of the time of pricing, the Funds cannot guarantee that values determined by the Pricing Committee would accurately reflect the price that the Funds could obtain for an investment if it were to dispose of that investment as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the investments were sold.

The significant unobservable inputs used in fair value measurement of the Funds’ Level 3 investments may include, where applicable, (i) an estimation of a normalized earnings level or projected cash flows for the company; (ii) the discounts applied to the last available price of the investment or a selection of comparable investments due to the lack of marketability of the investment; (iii) values or bid offers by dealers or other third parties and (iv) the value associated with the latest round of financing. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to investments categorized within Level 3 in the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors including back testing of trigger related fair value prices, a regular review of key inputs and assumptions, reviews of missing and stale prices and price variance analysis, including investigation of unusual or unexpected pricing changes and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently approved by the Funds’ Board.

B. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/(loss) on investments, futures contracts, swap agreements, written options and foreign currency transactions in the Statements of Operations.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

C. Securities Sold Short. The Large Cap Strategies Fund, Global Small & Mid Cap Fund, Global Opportunities Fund and Real Return Fund may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has

153

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2013 (Unaudited)

borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. To mitigate leverage risk, a Fund will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily.

D. Collectibles. The Real Return Fund may invest in collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have representative market valuations available. The values of the collectible coins and sets of coins held by the Real Return Fund are appraised on a quarterly basis by an independent professional coin appraiser, who uses market auction data, among other factors, to determine each coin’s and set of coins’ current value. Between these quarterly appraisals, each coin and set of coins is valued weekly via information in the Coin Dealer Newsletter based on the price movement of a basket of like coins identified by BIM. The Real Return Fund does not currently intend to invest more than 5% of its total assets in collectibles. As of January 31, 2013, the Real Return Fund held $42,751,180, or 2.07% of net assets, in collectibles.

E. Commodities. The Real Return Fund and its Subsidiary may invest in commodities. In order to gain exposure to the commodities markets, the Real Return Fund, through its Subsidiary, may invest directly in physical commodities in addition to indirect investments in commodities-linked or related instruments. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

F. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

G. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

154

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2013 (Unaudited)

H. Loan Participations and Assignments. The Global Opportunities Fund, Real Return Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Global Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Global Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender, it will step into the position of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

I. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC). The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

J. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund intends to limit the purchase of securities which have not been determined by BIM to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

4.	Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is generally represented by their value recorded in the Funds’ Statements of Assets and Liabilities.

5.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 - quoted prices in active markets for identical securities.

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).
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•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds’ investments as of January 31, 2013 is as follows:

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(d)	Total
Investments in Securities Assets:
Large Cap Core Fund
Equity Securities	$611,522,152	(a)	$—	$—	$611,522,152
Investment Company	15,777,700		—	—	15,777,700
U.S. Government Securities	—		9,999,250	—	9,999,250
Total	$627,299,852		$9,999,250	$—	$637,299,102

Large Cap Strategies Fund
Equity Securities:(b)	$4,395,185,727	(a)	$10,268,696	$—	$4,405,454,423
Exchange Traded Funds	107,985,240		—	—	107,985,240
U.S. Government Agencies	—		69,996,611	—	69,996,611
Cash Sweep	235,406,700		—	—	235,406,700
Other Financial Instruments - Assets*
Foreign currency exchange contracts	—		6,770,773	—	6,770,773
Other Financial Instruments - Liabilities*
Foreign currency exchange contracts	—		(10,897,191)	—	(10,897,191)
Total	$4,738,577,667		$76,138,889	$—	$4,814,716,556

Global Small & Mid Cap Fund
Equity Securities:(b)
Argentina	$1,154,160		$—	$—	$1,154,160
Australia	120,166,846		—	144,719	120,311,565
Austria	13,283,428		—	—	13,283,428
Bahamas	57,692		—	—	57,692
Belgium	13,189,390		—	21	13,189,411
Bermuda	37,944,482		—	—	37,944,482
Brazil	53,403,707		10,076	—	53,413,783
Canada	116,589,722		—	1,892	116,591,614
Cayman Islands	126,318		—	—	126,318
Chile	7,237,641		—	—	7,237,641
China	53,960,987		—	245,232	54,206,219
Columbia	41,155		—	—	41,155
Cyprus	890,075		—	—	890,075
Denmark	25,677,662		—	—	25,677,662
Finland	29,105,972		—	—	29,105,972
France	120,990,401		—	—	120,990,401
Gabon	9,987		—	—	9,987
Germany	135,886,355		—	—	135,886,355
Gibraltar	354,299		—	—	354,299
Greece	3,113,227		—	7,097	3,120,324
Guernsey	3,400,680		—	—	3,400,680
Hong Kong	85,753,643		13,829	1,470,854	87,238,326

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	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(d)	Total
Hungary	$1,368,007	$39	$—	$1,368,046
India	66,332,781	—	19,087	66,351,868
Indonesia	26,936,016	—	286,230	27,222,246
Ireland	106,651,710	579,835	—	107,231,545
Isle of Man	51,646	—	—	51,646
Israel	96,219,117	—	—	96,219,117
Italy	27,275,510	—	286	27,275,796
Japan	248,437,531	—	—	248,437,531
Jersey Channel Islands	277,682	—	—	277,682
Liechtenstein	277,490	—	—	277,490
Luxembourg	879,439	—	—	879,439
Malaysia	37,248,898	—	—	37,248,898
Malta	281,386	—	—	281,386
Mauritius	292,323	—	—	292,323
Mexico	28,130,614	47,803	—	28,178,417
Monaco	22,941	—	—	22,941
Mongolia	101,999	—	—	101,999
Netherlands	55,258,089	—	—	55,258,089
New Zealand	18,750,632	—	—	18,750,632
Norway	11,952,534	—	—	11,952,534
Papua New Guinea	25,418	—	—	25,418
Peru	7,792,993	—	—	7,792,993
Philippines	17,753,790	—	—	17,753,790
Poland	6,111,419	—	—	6,111,419
Portugal	3,330,908	—	—	3,330,908
Russia	265,795	—	—	265,795
Singapore	99,527,201	—	—	99,527,201
South Africa	36,051,741	—	8,665	36,060,406
South Korea	67,755,120	—	—	67,755,120
Spain	27,015,744	2,329	—	27,018,073
Sweden	46,412,633	—	—	46,412,633
Switzerland	79,134,129	—	—	79,134,129
Taiwan	62,151,037	—	27,332	62,178,369
Thailand	25,293,385	1,787,501	—	27,080,886
Turkey	9,364,460	—	—	9,364,460
Ukraine	56,167	—	—	56,167
United Arab Emirates	976,684	—	—	976,684
United Kingdom	502,030,228	—	1,208	502,031,436
United States	2,260,587,439	—	—	2,260,587,439
Total Equities	$4,800,720,465	$2,441,412	$2,212,623	$4,805,374,500
Exchange Traded Funds	263,650,622	—	—	263,650,622
Investment Company	34,524,200	—	—	34,524,200
Rights/Warrants
Brazil	—	414	—	414
Chile	—	8,770	—	8,770
China	—	—	797	797
India	—	4,241	—	4,241
Italy	—	173	—	173
Malaysia	88,264	—	—	88,264
Poland	—	446	—	446
Sweden	—	13,321	—	13,321
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	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(d)	Total
United Kingdom	$—	$877	$—	$877
Total Rights/Warrants	$88,264	$28,242	$797	$117,303
U.S. Government Agencies	—	6,000,000	—	6,000,000
U.S. Government Securities	—	83,996,847	—	83,996,847
Cash Sweep	101,591,423	—	—	101,591,423
Other financial instruments - Assets*:
Foreign currency exchange contracts	—	38,395	—	38,395
Other financial instruments -Liabilities*:
Foreign currency exchange contracts	—	(38,038)	—	(38,038)
Total	$5,200,574,974	$92,466,858	$2,213,420	$5,295,255,252
Global Opportunities Fund
Equity Securities:(b)
Australia	$17,944,202	$—	$—	$17,944,202
Belgium	5,794,831	—	—	5,794,831
Bermuda	10,936,995	—	—	10,936,995
Brazil	3,884,690	—	—	3,884,690
Canada	29,795,990	—	—	29,795,990
Cayman Islands	985,725	—	—	985,725
Chile	1,026,305	—	—	1,026,305
China	4,473,592	—	—	4,473,592
Finland	6,738,646	—	—	6,738,646
France	24,824,864	—	—	24,824,864
Germany	14,689,973	—	—	14,689,973
Hong Kong	15,395,990	—	—	15,395,990
India	2,440,516	—	—	2,440,516
Indonesia	1,552,122	—	—	1,552,122
Ireland	28,724,653	—	—	28,724,653
Israel	12,598,000	—	—	12,598,000
Italy	17,583,687	—	—	17,583,687
Japan	87,402,293	—	—	87,402,293
Jersey Channel Islands	3,287,279	—	—	3,287,279
Malaysia	21,137,918	—	—	21,137,918
Mexico	8,143,653	—	—	8,143,653
Netherlands	6,887,988	—	—	6,887,988
New Zealand	554,889	—	—	554,889
Norway	10,357,153	—	—	10,357,153
Pakistan	1,814,452	—	—	1,814,452
Poland	3,119,754	—	—	3,119,754
Portugal	9,154,901	—	—	9,154,901
Puerto Rico	2,960,962	—	—	2,960,962
Singapore	20,010,785	—	—	20,010,785
South Africa	10,532,579	—	—	10,532,579
South Korea	3,412,605	—	—	3,412,605
Spain	5,181,519	—	—	5,181,519
Sweden	4,627,891	—	—	4,627,891
Switzerland	16,953,173	—	—	16,953,173
Taiwan	18,236,868	—	—	18,236,868
Thailand	471,791	7,997,887	—	8,469,678
Turkey	778,694	—	—	778,694
United Kingdom	36,411,534	—	—	36,411,534

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	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(d)		Total
United States	$791,828,033	$—		$258,750		$792,086,783
Total Equities	$1,262,657,495	$7,997,887		$258,750		$1,270,914,132
Exchange Traded Funds	194,564,973	—		—		194,564,973
Preferred Stock	897,188 (a)	—		—		897,188
Rights/Warrants	—	2,033	(a)	—		2,033
Bank Loans	—	112,440,352	(a)	—		112,440,352
Corporate Bonds	—	1,788,429,893	(a)	24,140,705	(c)	1,812,570,598
Government Bonds	—	915,663,205	(a)	—		915,663,205
Asset-Backed Securities	—	145,414,474	(a)	—		145,414,474
Non-Agency Mortgage-Backed Securities	—	894,777,481	(a)	—		894,777,481
U.S. Government Agencies	—	241,998,006		—		241,998,006
U.S. Government Securities	—	1,583,958,242		—		1,583,958,242
Municipal Bonds	—	1,065,055	(a)	—		1,065,055
Cash Sweep	170,561,469	—		—		170,561,469

Other financial instruments - Assets*:
Equity contracts	—	108,878,063		—		108,878,063
Foreign exchange currency contracts	—	42,640,065		—		42,640,065
Other financial instruments - Liabilities*:
Commodity contracts	(902,150)	—		—		(902,150)
Equity contracts	(138,015,383)	(18,769,590)		—		(156,784,973)
Foreign exchange currency contracts	—	(45,264,881)		—		(45,264,881)
Total	$1,489,763,592	$5,779,230,285		$24,399,455		$7,293,393,332
Real Return Fund
Equity Securities	$456,144,550 (a)	$—		$—		$456,144,550
Exchange Traded Funds	80,451,800	—		—		80,451,800
Collectible Coins	—	42,751,180		—		42,751,180
Commodities	100,109,362	—		—		100,109,362
Asset-Backed Securities	—	123,790,000	(a)	—		123,790,000
Government Bonds	—	419,094,822	(a)	—		419,094,822
U.S. Government Agencies	—	60,999,760		—		60,999,760
U.S. Government Securities	—	687,986,836		—		687,986,836
Cash Sweep	20,001,038	—		—		20,001,038
Other financial instruments - Assets*:
Commodity contracts	37,226,191	57,337,872		—		94,564,063
Other financial instruments - Liabilities*:
Commodity contracts	(49,635,584)	(55,964,258)		—		(105,599,842)
Total	$644,297,357	$1,335,996,212		$—		$1,980,293,569
Fixed Income Fund
Corporate Bonds	$—	$238,175,198	(a)	$—		$238,175,198
Asset-Backed Securities	—	11,020,500		—		11,020,500
Municipal Bonds	—	37,578,187	(a)	—		37,578,187
Collateralized Mortgage Obligations	—	6,102,164	(a)	—		6,102,164
U.S. Government Agencies	—	52,537,181		—		52,537,181
U.S. Government Securities	—	134,498,034		—		134,498,034
Government Bonds	—	11,941,695	(a)	—		11,941,695
Investment Company	4,052,400	—		—		4,052,400
Total	$4,052,400	$491,852,959		$—		$495,905,359
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	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(d)	Total
Municipal Bond Fund
Municipal Bonds	$—	$1,127,418,240	(a)	$—	$1,127,418,240
Investment Company	25,288,200	—		—	25,288,200
Total	$25,288,200	$1,127,418,240		$—	$1,152,706,440

(a)	The breakdown of the Fund’s investments into major categories or countries is disclosed in the respective Fund’s Portfolio of Investments and in footnote 6 for derivatives.
(b)	In the Large Cap Strategies Fund, Global Small & Mid Cap Fund and Global Opportunities Fund, certain foreign securities were not fair valued at January 31, 2013 as the change in the S&P 500 Index did not exceed the Funds’ predetermined level (see footnote 3.A). See footnote 3.A. regarding transfers between Levels 1 and 2. The Funds have no transfers between Level 1 and Level 2 investments during the reporting period.
(c)	Represents securities as disclosed in the Bermuda, Hong Kong and the United States sections of the respective Fund’s Portfolio of Investments.
(d)	The Global Small & Mid Cap Fund and Global Opportunities Fund held certain investments categorized as Level 3 that had a combined fair value as well as a change in NAV less than 1% of NAV for the respective Fund for the period ended January 31, 2013. There were transfers into Level 3 of $523,208 and $0 and out of Level 3 in the amount of $401,737 and $801,002 for the Global Small & Mid Cap Fund and the Global Opportunities Fund respectively. In addition, there were no significant purchases and sales during the period. As of January 31, 2013, the percentage of NAV was 0.04% and 0.34% for the Global Small & Mid Cap Fund and Global Opportunities Fund, respectively.

* Other financial instruments are exchange traded options and futures (Level 1), over-the-counter options (Level 2), forwards (Level 2) and swaps (Level 2). Futures, forwards and swaps are valued at the unrealized appreciation/(depreciation) on the instrument and options are shown at market value.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period of the event.

In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the Funds’ financial statement disclosures.

6.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and to economically hedge, or protect, their exposure to, for example, interest rate movements, movements in the securities or commodities markets and currency value fluctuations. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges ensure that their contracts are always honored. The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $1,000,000. To the

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extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. As of January 31, 2013, all derivatives in a net liability position are fully collateralized.

The Funds are subject to interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

For open derivative instruments, please see the respective Fund’s Portfolio of Investments or details below:

	Fair Values of Derivative Instruments as of January 31, 2013
	Derivative Assets		Derivative Liabilities
Large Cap Strategies Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$6,770,773	Unrealized depreciation on forward foreign currency exchange contracts	$10,897,191
Total		$6,770,773		$10,897,191

Global Small & Mid Cap Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$38,395	Unrealized depreciation on forward foreign currency exchange contracts	$38,038
Total		$38,395		$38,038

Global Opportunities Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts	Unrealized appreciation on swap contracts	$15,411,091	Unrealized depreciation on swap contracts	$11,262,490
	Structured option contracts, at value	93,466,972	Written option contracts, at value	138,015,383
			Structured option contracts, at value	7,507,100
			Variation Margin	5,600
	Unrealized appreciation on forward foreign		Unrealized depreciation on forward foreign
Foreign currency exchange contracts	currency exchange contracts	42,640,065	currency exchange contracts	45,264,881
Total		$151,518,128		$202,055,454

Real Return Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Commodity contracts	Unrealized appreciation on swap contracts	$57,337,872	Unrealized depreciation on swap contracts	$55,964,258
			Variation Margin	861,865
	Investments, at value (purchased options)	12,618,800	Written option contracts, at value	21,647,275
Total		$69,956,672		$78,473,398

A. Futures Contracts. The Funds purchased or sold futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial

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margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. The potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund) entered into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

As of January 31, 2013, the Large Cap Strategies Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	60,000,000	Japanese Yen	4,866,930,000	Barclays Bank Plc	02/21/13	$6,770,773
U.S. Dollar	124,349,964	Euro	96,000,000	Barclays Bank Plc	02/28/13	(6,018,731)
U.S. Dollar	120,569,559	Euro	92,369,509	Barclays Bank Plc	03/14/13	(4,878,460)
						$(4,126,418)

As of January 31, 2013, the Global Small & Mid Cap Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	25,746,022	Australian Dollar	24,817,500	Citibank, N.A.	04/30/13	$38,395
U.S. Dollar	8,293,554	New Zealand Dollar	9,987,000	Citibank, N.A.	04/30/13	(38,038)
						$357

As of January 31, 2013, the Global Opportunities Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Singapore Dollar	6,231,500	U.S. Dollar	5,106,163	Bank of New York Mellon Corp.	02/04/13	$(71,242)
U.S. Dollar	25,872,816	Swedish Krona	164,370,000	Bank of New York Mellon Corp.	02/04/13	21,828
U.S. Dollar	5,020,817	Mexican Peso	63,915,000	Bank of New York Mellon Corp.	02/05/13	(3,661)
Singapore Dollar	2,900,000	U.S. Dollar	2,371,488	Bank of New York Mellon Corp.	02/08/13	(28,360)
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Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Norwegian Krone	7,600,000	U.S. Dollar	1,316,578	Bank of New York Mellon Corp.	02/15/13	$73,844
U.S. Dollar	9,796,723	Japanese Yen	806,142,000	Bank of New York Mellon Corp.	02/26/13	979,746
Australian Dollar	14,482,749	U.S. Dollar	15,000,000	Bank of New York Mellon Corp.	02/27/13	73,777
Norwegian Krone	57,968,050	U.S. Dollar	10,279,891	Bank of New York Mellon Corp.	03/06/13	317,642
Norwegian Krone	113,311,800	U.S. Dollar	19,991,320	Bank of New York Mellon Corp.	03/13/13	717,840
Swedish Krona	170,610,000	U.S. Dollar	26,107,555	Bank of New York Mellon Corp.	03/27/13	695,781
U.S. Dollar	28,561,116	Japanese Yen	2,485,999,500	Bank of New York Mellon Corp.	04/10/13	1,362,359
U.S. Dollar	25,000,000	South Korean Won	27,172,500,000	Bank of New York Mellon Corp.	04/29/13	157,927
Mexican Peso	63,915,000	U.S. Dollar	4,976,835	Bank of New York Mellon Corp.	05/02/13	4,404
Swedish Krona	164,370,000	U.S. Dollar	25,824,646	Bank of New York Mellon Corp.	05/02/13	(21,821)
Euro	2,976,904	U.S. Dollar	4,039,063	Barclays Plc	02/04/13	3,042
U.S. Dollar	3,672,830	Euro	2,976,904	Barclays Plc	02/04/13	(369,276)
U.S. Dollar	5,044,932	Singapore Dollar	6,231,500	Barclays Plc	02/04/13	9,987
U.S. Dollar	20,000,000	Japanese Yen	1,605,540,000	Barclays Plc	02/08/13	2,441,714
U.S. Dollar	2,805,278	Euro	2,114,000	Barclays Plc	02/11/13	(65,271)
U.S. Dollar	3,284,325	Euro	2,475,000	Barclays Plc	02/11/13	(76,417)
Chinese Yuan	125,920,000	U.S. Dollar	20,000,000	Barclays Plc	02/12/13	41,035
Chilean Unidad de Fomento	100,700,000	U.S. Dollar	203,147	Barclays Plc	02/13/13	10,154
Singapore Dollar	3,994,390	U.S. Dollar	3,223,232	Barclays Plc	02/13/13	4,116
Singapore Dollar	406,027	U.S. Dollar	327,256	Barclays Plc	02/13/13	801
Norwegian Krone	160,325,000	U.S. Dollar	27,712,751	Barclays Plc	02/15/13	1,618,760
Singapore Dollar	1,151,000	U.S. Dollar	924,721	Barclays Plc	02/19/13	5,246
U.S. Dollar	10,000,000	Japanese Yen	813,339,000	Barclays Plc	02/20/13	1,104,630
Singapore Dollar	24,660,000	U.S. Dollar	20,124,534	Barclays Plc	02/25/13	(200,280)
U.S. Dollar	2,218,958	Japanese Yen	173,700,000	Barclays Plc	02/27/13	319,146
U.S. Dollar	10,000,000	Japanese Yen	821,025,000	Barclays Plc	02/28/13	1,020,136
Chilean Unidad de Fomento	174,400,000	U.S. Dollar	351,011	Barclays Plc	03/01/13	17,520
Chilean Unidad de Fomento	87,300,000	U.S. Dollar	174,635	Barclays Plc	03/01/13	9,842
Malaysian Ringgit	15,335,000	U.S. Dollar	5,010,783	Barclays Plc	03/04/13	(84,566)
U.S. Dollar	14,850,196	Japanese Yen	1,218,414,000	Barclays Plc	03/04/13	1,523,579
U.S. Dollar	944,737	Euro	712,203	Barclays Plc	03/07/13	(22,476)
U.S. Dollar	1,487,202	Euro	1,131,038	Barclays Plc	03/11/13	(48,848)
Swedish Krona	66,042,000	U.S. Dollar	9,911,751	Barclays Plc	03/13/13	466,877
U.S. Dollar	12,504,538	Euro	9,527,993	Barclays Plc	03/15/13	(435,601)
U.S. Dollar	385,501	Euro	290,418	Barclays Plc	03/21/13	(8,934)
U.S. Dollar	25,000,000	Japanese Yen	2,103,650,000	Barclays Plc	03/21/13	1,988,085
Malaysian Ringgit	171,210,010	U.S. Dollar	55,761,468	Barclays Plc	03/25/13	(842,827)
163

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2013 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	29,877,228	Euro	22,583,620	Barclays Plc	03/25/13	$(795,661)
U.S. Dollar	993,522	Euro	744,351	Barclays Plc	04/05/13	(17,508)
U.S. Dollar	22,723,975	Euro	17,027,927	Barclays Plc	04/17/13	(405,956)
Russian Ruble	148,800,000	U.S. Dollar	4,844,775	Barclays Plc	04/18/13	51,349
U.S. Dollar	963,608	Euro	732,670	Barclays Plc	04/19/13	(31,627)
U.S. Dollar	1,328,297	Euro	1,020,033	Barclays Plc	04/25/13	(57,323)
Norwegian Krone	16,471,500	Euro	2,188,875	Barclays Plc	04/30/13	30,758
U.S. Dollar	679,943	Euro	511,890	Barclays Plc	04/30/13	(15,429)
U.S. Dollar	207,530	Euro	157,000	Barclays Plc	05/07/13	(5,750)
U.S. Dollar	384,723	Euro	301,000	Barclays Plc	05/21/13	(24,199)
Chinese Yuan	62,600,000	U.S. Dollar	10,000,000	Barclays Plc	05/28/13	(46,594)
U.S. Dollar	19,619,370	Chinese Yuan	125,150,000	Barclays Plc	05/28/13	(279,493)
Chinese Yuan	188,460,000	U.S. Dollar	30,000,000	Barclays Plc	07/05/13	(43,911)
U.S. Dollar	29,277,614	Chinese Yuan	188,460,000	Barclays Plc	07/05/13	(678,475)
U.S. Dollar	893,244	Euro	729,000	Barclays Plc	07/16/13	(97,342)
U.S. Dollar	1,406,976	Euro	1,143,000	Barclays Plc	07/18/13	(146,176)
U.S. Dollar	1,058,395	Euro	857,000	Barclays Plc	07/19/13	(106,134)
Norwegian Krone	16,471,500	Euro	2,187,102	Barclays Plc	07/26/13	21,307
Chinese Yuan	126,220,000	U.S. Dollar	20,000,000	Barclays Plc	07/29/13	58,962
U.S. Dollar	2,065,479	Japanese Yen	185,480,000	Barclays Plc	07/29/13	34,087
U.S. Dollar	60,150	Euro	48,862	Barclays Plc	08/01/13	(6,249)
U.S. Dollar	59,938	Euro	48,730	Barclays Plc	08/01/13	(6,282)
U.S. Dollar	4,042,130	Euro	2,976,904	Barclays Plc	08/05/13	(3,241)
U.S. Dollar	746,555	Euro	603,889	Barclays Plc	08/05/13	(74,081)
U.S. Dollar	603,091	Japanese Yen	47,210,000	Barclays Plc	08/09/13	85,964
U.S. Dollar	1,601,232	Euro	1,290,000	Barclays Plc	08/16/13	(151,820)
U.S. Dollar	1,789,482	Euro	1,451,000	Barclays Plc	08/19/13	(182,376)
U.S. Dollar	1,595,653	Euro	1,289,000	Barclays Plc	08/20/13	(156,057)
U.S. Dollar	29,140,351	Euro	23,470,000	Barclays Plc	08/20/13	(2,754,641)
U.S. Dollar	14,421,087	Euro	11,660,000	Barclays Plc	08/21/13	(1,424,525)
U.S. Dollar	29,993,481	Euro	24,200,000	Barclays Plc	08/22/13	(2,893,719)
U.S. Dollar	928,741	Japanese Yen	73,417,000	Barclays Plc	08/22/13	124,395
U.S. Dollar	274,916	Euro	219,546	Barclays Plc	08/23/13	(23,443)
U.S. Dollar	461,014	Euro	368,163	Barclays Plc	08/23/13	(39,312)
Norwegian Krone	10,525,000	Euro	1,405,376	Barclays Plc	08/26/13	245
U.S. Dollar	619,204	Euro	494,240	Barclays Plc	08/26/13	(52,463)
U.S. Dollar	2,612,299	Japanese Yen	205,823,000	Barclays Plc	08/26/13	357,200
U.S. Dollar	286,563	Euro	226,362	Barclays Plc	09/10/13	(21,072)
U.S. Dollar	285,089	Euro	222,087	Barclays Plc	09/12/13	(16,738)
U.S. Dollar	819,671	Euro	633,122	Barclays Plc	09/16/13	(40,778)
U.S. Dollar	195,989	Euro	148,781	Barclays Plc	09/19/13	(6,214)
U.S. Dollar	468,469	Euro	360,422	Barclays Plc	09/24/13	(21,375)
U.S. Dollar	174,289	Euro	133,614	Barclays Plc	10/25/13	(7,318)
Hong Kong Dollar	307,740,000	U.S. Dollar	40,000,000	Barclays Plc	10/28/13	(287,934)
Hong Kong Dollar	307,196,000	U.S. Dollar	40,000,000	Barclays Plc	10/28/13	(358,134)
U.S. Dollar	423,789	Euro	325,538	Barclays Plc	11/05/13	(18,691)
Chinese Yuan	154,612,500	U.S. Dollar	25,000,000	Barclays Plc	03/03/14	(504,888)
U.S. Dollar	24,128,043	Chinese Yuan	154,612,500	Barclays Plc	03/03/14	(367,069)
Chinese Yuan	153,487,500	U.S. Dollar	25,000,000	Barclays Plc	03/07/14	(685,357)
U.S. Dollar	23,974,930	Chinese Yuan	153,487,500	Barclays Plc	03/07/14	(339,714)
164

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2013 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	19,020,396	Chinese Yuan	123,100,000	Barclays Plc	03/07/14	$(480,428)
Chinese Yuan	61,515,000	U.S. Dollar	10,000,000	Barclays Plc	04/07/14	(262,072)
U.S. Dollar	9,398,778	Chinese Yuan	61,515,000	Barclays Plc	04/07/14	(339,151)
U.S. Dollar	18,927,250	Chinese Yuan	122,800,000	Barclays Plc	04/21/14	(505,948)
Canadian Dollar	3,575,345	U.S. Dollar	3,595,531	Citigroup, Inc.	02/07/13	(11,371)
U.S. Dollar	3,796,892	Euro	2,903,000	Citigroup, Inc.	02/08/13	(144,954)
Euro	15,643,227	U.S. Dollar	20,909,302	Citigroup, Inc.	02/15/13	332,739
Chilean Unidad de Fomento	422,200,000	U.S. Dollar	847,621	Citigroup, Inc.	02/25/13	45,078
Australian Dollar	4,806,130	U.S. Dollar	5,000,000	Citigroup, Inc.	02/28/13	1,910
Mexican Peso	65,453,700	U.S. Dollar	5,000,000	Citigroup, Inc.	02/28/13	134,066
U.S. Dollar	5,000,000	Japanese Yen	408,474,500	Citigroup, Inc.	02/28/13	532,358
U.S. Dollar	1,420,405	Euro	1,080,000	Citigroup, Inc.	03/08/13	(46,307)
Polish Zloty	10,400,000	Euro	2,421,702	Citigroup, Inc.	03/19/13	60,453
U.S. Dollar	444,877	Euro	338,791	Citigroup, Inc.	03/19/13	(15,252)
U.S. Dollar	24,203,553	Euro	18,500,000	Citigroup, Inc.	03/19/13	(922,178)
U.S. Dollar	3,984,838	Japanese Yen	331,140,000	Citigroup, Inc.	03/19/13	362,537
Singapore Dollar	25,560,000	U.S. Dollar	20,963,277	Citigroup, Inc.	03/25/13	(312,178)
U.S. Dollar	818,489	Euro	620,368	Citigroup, Inc.	03/26/13	(24,095)
Singapore Dollar	19,060,500	U.S. Dollar	15,486,772	Citigroup, Inc.	04/10/13	(86,939)
U.S. Dollar	10,000,000	Japanese Yen	869,782,000	Citigroup, Inc.	04/10/13	483,913
Chilean Unidad de Fomento	974,634,000	U.S. Dollar	1,929,968	Citigroup, Inc.	04/29/13	113,147
U.S. Dollar	1,261,586	Japanese Yen	100,093,000	Citigroup, Inc.	05/10/13	166,199
U.S. Dollar	629,425	Japanese Yen	50,022,000	Citigroup, Inc.	05/14/13	81,979
U.S. Dollar	705,638	Japanese Yen	55,787,000	Citigroup, Inc.	06/14/13	94,917
Swedish Krona	43,658,433	Euro	4,973,421	Citigroup, Inc.	06/27/13	88,583
U.S. Dollar	517,244	Euro	398,462	Citigroup, Inc.	07/26/13	(24,218)
U.S. Dollar	330,937	Euro	265,136	Citigroup, Inc.	08/08/13	(29,363)
U.S. Dollar	95,867	Euro	76,711	Citigroup, Inc.	08/09/13	(8,379)
U.S. Dollar	603,389	Japanese Yen	47,220,000	Citigroup, Inc.	08/09/13	86,151
U.S. Dollar	5,668,619	Japanese Yen	449,157,000	Citigroup, Inc.	08/13/13	748,366
U.S. Dollar	1,855,715	Japanese Yen	146,685,000	Citigroup, Inc.	08/23/13	248,632
U.S. Dollar	401,706	Japanese Yen	32,085,087	Citigroup, Inc.	11/08/13	49,787
U.S. Dollar	5,668,619	Japanese Yen	451,214,700	Citigroup, Inc.	11/12/13	719,260
U.S. Dollar	5,668,614	Japanese Yen	450,156,000	Citigroup, Inc.	11/13/13	730,796
U.S. Dollar	596,694	Japanese Yen	47,197,000	Citigroup, Inc.	11/15/13	78,969
U.S. Dollar	2,193,186	Japanese Yen	177,080,000	Citigroup, Inc.	11/19/13	250,603
U.S. Dollar	2,458,982	Japanese Yen	198,912,000	Citigroup, Inc.	11/20/13	276,869
U.S. Dollar	301,207	Japanese Yen	26,280,000	Citigroup, Inc.	01/10/14	12,694
U.S. Dollar	1,338,202	Euro	999,800	Citigroup, Inc.	01/28/14	(21,028)
Singapore Dollar	2,063,000	U.S. Dollar	1,639,644	Credit Suisse Group AG	03/26/13	27,148
U.S. Dollar	285,196	Euro	216,000	Credit Suisse Group AG	05/07/13	(8,235)
Singapore Dollar	1,468,000	U.S. Dollar	1,182,441	Deutsche Bank AG	02/07/13	3,668
U.S. Dollar	5,345,109	Euro	4,050,000	Deutsche Bank AG	02/07/13	(154,161)
U.S. Dollar	1,179,306	Singapore Dollar	1,468,000	Deutsche Bank AG	02/07/13	(6,803)
Singapore Dollar	2,925,000	U.S. Dollar	2,353,708	Deutsche Bank AG	02/08/13	9,619
U.S. Dollar	2,349,775	Singapore Dollar	2,925,000	Deutsche Bank AG	02/08/13	(13,552)

165

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2013 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Chilean Unidad de Fomento	100,900,000	U.S. Dollar	203,223	Deutsche Bank AG	02/11/13	$10,566
U.S. Dollar	823,777	Euro	622,000	Deutsche Bank AG	02/11/13	(20,822)
U.S. Dollar	2,087,496	Euro	1,580,000	Deutsche Bank AG	02/14/13	(57,984)
Chilean Unidad de Fomento	195,520,000	U.S. Dollar	392,989	Deutsche Bank AG	02/15/13	21,034
Chilean Unidad de Fomento	99,700,000	U.S. Dollar	200,394	Deutsche Bank AG	02/15/13	10,726
U.S. Dollar	270,063	Japanese Yen	20,855,910	Deutsche Bank AG	02/15/13	41,972
Singapore Dollar	1,728,000	U.S. Dollar	1,376,892	Deutsche Bank AG	02/19/13	19,270
U.S. Dollar	22,727,105	Euro Singapore	17,260,000	Deutsche Bank AG	02/19/13	(710,897)
U.S. Dollar	1,388,231	Dollar	1,728,000	Deutsche Bank AG	02/19/13	(7,932)
Chilean Unidad de Fomento	176,590,000	U.S. Dollar	352,124	Deutsche Bank AG	02/25/13	21,258
Chilean Unidad de Fomento	202,500,000	U.S. Dollar	400,958	Deutsche Bank AG	02/26/13	27,144
Indian Rupee	24,142,000	U.S. Dollar	429,802	Deutsche Bank AG	02/26/13	21,659
U.S. Dollar	3,570,539	Euro	2,677,770	Deutsche Bank AG	02/27/13	(65,872)
Chilean Unidad de Fomento	309,490,000	U.S. Dollar	615,166	Deutsche Bank AG	02/28/13	38,927
Singapore Dollar	700,000	U.S. Dollar	558,258	Deutsche Bank AG	02/28/13	7,311
U.S. Dollar	142,337	Euro	105,800	Deutsche Bank AG	02/28/13	(1,340)
U.S. Dollar	304,780	Euro	226,530	Deutsche Bank AG	02/28/13	(2,849)
Chilean Unidad de Fomento	68,400,000	U.S. Dollar	136,377	Deutsche Bank AG	03/01/13	8,162
Swedish Krona	84,036,600	Euro	9,364,453	Deutsche Bank AG	03/01/13	492,949
U.S. Dollar	11,607,007	Euro	8,620,132	Deutsche Bank AG	03/01/13	(99,261)
Chilean Unidad de Fomento	225,065,000	U.S. Dollar	449,590	Deutsche Bank AG	03/04/13	25,792
Indian Rupee	37,818,000	U.S. Dollar	683,419	Deutsche Bank AG	03/04/13	23,077
U.S. Dollar	142,904	Euro	107,000	Deutsche Bank AG	03/05/13	(2,407)
Chilean Unidad de Fomento	225,065,000	U.S. Dollar	452,619	Deutsche Bank AG	03/06/13	22,622
Indian Rupee	17,072,000	U.S. Dollar	306,404	Deutsche Bank AG	03/06/13	12,413
Chilean Unidad de Fomento	245,410,000	U.S. Dollar	493,584	Deutsche Bank AG	03/07/13	24,541
Indian Rupee	27,856,000	U.S. Dollar	503,461	Deutsche Bank AG	03/07/13	16,653
Chilean Unidad de Fomento	243,930,000	U.S. Dollar	485,916	Deutsche Bank AG	03/08/13	29,008
U.S. Dollar	2,500,951	Euro	1,900,000	Deutsche Bank AG	03/08/13	(79,375)
Indian Rupee	7,542,000	U.S. Dollar	136,260	Deutsche Bank AG	03/11/13	4,461
Chilean Unidad de Fomento	237,320,000	U.S. Dollar	465,790	Deutsche Bank AG	03/13/13	34,811
Swedish Krona	17,601,656	Euro	1,950,000	Deutsche Bank AG	03/13/13	117,833
U.S. Dollar	3,837,279	Euro	2,900,000	Deutsche Bank AG	03/13/13	(101,220)
Chilean Unidad de Fomento	1,894,715,000	U.S. Dollar	3,751,911	Deutsche Bank AG	03/18/13	241,839
Chilean Unidad de Fomento	480,420,000	U.S. Dollar	950,198	Deutsche Bank AG	03/18/13	62,449
166

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2013 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Indian Rupee	18,877,000	U.S. Dollar	342,049	Deutsche Bank AG	03/18/13	$9,727
Malaysian Ringgit	5,816,700	U.S. Dollar	1,888,110	Deutsche Bank AG	03/18/13	(21,385)
U.S. Dollar	1,808,394	Malaysian Ringgit	5,816,700	Deutsche Bank AG	03/18/13	(58,330)
Singapore Dollar	1,829,200	U.S. Dollar	1,444,523	Deutsche Bank AG	03/19/13	33,375
U.S. Dollar	2,196,291	Japanese Yen	182,083,500	Deutsche Bank AG	03/19/13	204,501
U.S. Dollar	1,469,768	Singapore Dollar	1,829,200	Deutsche Bank AG	03/19/13	(8,130)
Indian Rupee	17,195,000	U.S. Dollar	309,101	Deutsche Bank AG	03/20/13	11,217
Singapore Dollar	1,969,400	U.S. Dollar	1,570,244	Deutsche Bank AG	03/21/13	20,927
Malaysian Ringgit	950,500	U.S. Dollar	303,723	Deutsche Bank AG	03/26/13	1,146
Malaysian Ringgit	950,500	U.S. Dollar	304,102	Deutsche Bank AG	03/26/13	767
U.S. Dollar	811,247	Euro	615,000	Deutsche Bank AG	03/26/13	(24,046)
U.S. Dollar	590,831	Malaysian Ringgit	1,901,000	Deutsche Bank AG	03/26/13	(18,905)
U.S. Dollar	201,351	Euro	150,689	Deutsche Bank AG	03/28/13	(3,317)
Chilean Unidad de Fomento	231,460,000	U.S. Dollar	457,250	Deutsche Bank AG	03/29/13	29,839
U.S. Dollar	351,774	Euro	263,028	Deutsche Bank AG	04/02/13	(5,484)
U.S. Dollar	279,586	Euro	210,460	Deutsche Bank AG	04/02/13	(6,272)
Chilean Unidad de Fomento	245,910,000	U.S. Dollar	483,980	Deutsche Bank AG	04/03/13	33,163
U.S. Dollar	738,620	Euro	553,000	Deutsche Bank AG	04/04/13	(12,500)
U.S. Dollar	1,103,255	Euro	826,000	Deutsche Bank AG	04/04/13	(18,671)
Philippines Peso	21,548,000	U.S. Dollar	518,492	Deutsche Bank AG	04/05/13	11,069
Philippines Peso	35,386,000	U.S. Dollar	852,860	Deutsche Bank AG	04/10/13	16,906
U.S. Dollar	973,569	Euro	742,242	Deutsche Bank AG	04/11/13	(34,627)
Indian Rupee	29,111,000	U.S. Dollar	521,305	Deutsche Bank AG	04/12/13	18,811
Indian Rupee	27,793,000	U.S. Dollar	511,686	Deutsche Bank AG	04/12/13	3,976
Indian Rupee	59,598,000	U.S. Dollar	1,089,802	Deutsche Bank AG	04/15/13	15,386
Indian Rupee	14,708,000	U.S. Dollar	265,054	Deutsche Bank AG	04/15/13	7,691
Swedish Krona	28,478,956	Euro	3,160,922	Deutsche Bank AG	04/19/13	178,192
Indian Rupee	13,777,000	U.S. Dollar	252,111	Deutsche Bank AG	04/22/13	3,061
U.S. Dollar	1,134,770	Euro	860,000	Deutsche Bank AG	04/23/13	(33,449)
Indian Rupee	27,912,000	U.S. Dollar	497,886	Deutsche Bank AG	04/26/13	18,732
Indian Rupee	43,847,000	U.S. Dollar	804,296	Deutsche Bank AG	04/29/13	6,839
Indian Rupee	12,552,000	U.S. Dollar	230,223	Deutsche Bank AG	04/29/13	1,979
Indian Rupee	26,507,000	U.S. Dollar	486,621	Deutsche Bank AG	04/30/13	3,653
U.S. Dollar	435,600	Euro	330,000	Deutsche Bank AG	05/06/13	(12,696)
U.S. Dollar	336,095	Euro	255,000	Deutsche Bank AG	05/08/13	(10,318)
U.S. Dollar	204,909	Euro	157,000	Deutsche Bank AG	05/10/13	(8,375)
U.S. Dollar	846,018	Japanese Yen	66,920,000	Deutsche Bank AG	05/13/13	113,645
U.S. Dollar	385,987	Euro	301,000	Deutsche Bank AG	05/20/13	(22,934)
U.S. Dollar	559,769	Euro	439,000	Deutsche Bank AG	05/21/13	(36,633)
U.S. Dollar	365,417	Euro	293,760	Deutsche Bank AG	06/05/13	(33,692)
U.S. Dollar	2,102,242	Euro	1,690,000	Deutsche Bank AG	06/05/13	(193,827)
U.S. Dollar	951,967	Euro	760,600	Deutsche Bank AG	06/07/13	(81,408)
U.S. Dollar	2,127,720	Euro	1,700,000	Deutsche Bank AG	06/07/13	(181,952)
U.S. Dollar	686,068	Euro	540,850	Deutsche Bank AG	06/11/13	(48,758)
U.S. Dollar	100,914	Euro	80,000	Deutsche Bank AG	06/13/13	(7,779)
U.S. Dollar	478,078	Euro	379,000	Deutsche Bank AG	06/13/13	(36,854)

167

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2013 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
South Korean Won	469,000,000	U.S. Dollar South Korean	398,488	Deutsche Bank AG	06/27/13	$29,137
U.S. Dollar	410,503	Won	469,000,000	Deutsche Bank AG	06/27/13	(17,121)
U.S. Dollar	775,214	Euro	629,000	Deutsche Bank AG	07/22/13	(79,508)
U.S. Dollar	702,810	Euro	571,000	Deutsche Bank AG	07/23/13	(73,102)
U.S. Dollar	3,698,520	Euro	2,975,000	Deutsche Bank AG	07/31/13	(344,214)
U.S. Dollar	1,499,592	Euro	1,200,000	Deutsche Bank AG	08/09/13	(131,126)
U.S. Dollar	605,008	Japanese Yen	47,210,000	Deutsche Bank AG	08/12/13	87,858
Polish Zloty	11,489,000	Euro	2,702,023	Deutsche Bank AG	08/19/13	(18,623)
U.S. Dollar	1,151,088	Japanese Yen	90,125,000	Deutsche Bank AG	08/19/13	163,735
U.S. Dollar	938,867	Japanese Yen	73,510,000	Deutsche Bank AG	08/19/13	133,537
Chilean Unidad de Fomento	2,167,200,000	U.S. Dollar	4,300,000	Deutsche Bank AG	08/20/13	184,592
U.S. Dollar	1,008,035	Euro	814,000	Deutsche Bank AG	08/20/13	(98,165)
Chilean Unidad de Fomento	1,087,040,000	U.S. Dollar	2,150,000	Deutsche Bank AG	08/21/13	99,165
Chilean Unidad de Fomento	1,083,600,000	U.S. Dollar	2,150,000	Deutsche Bank AG	08/21/13	92,048
U.S. Dollar	918,451	Japanese Yen	72,553,000	Deutsche Bank AG	08/23/13	123,559
U.S. Dollar	1,557,604	Japanese Yen	121,842,000	Deutsche Bank AG	08/27/13	222,623
U.S. Dollar	12,313	Euro	9,797	Deutsche Bank AG	08/28/13	(1,001)
U.S. Dollar	278,008	Euro	221,193	Deutsche Bank AG	08/28/13	(22,593)
U.S. Dollar	150,148	Euro	119,000	Deutsche Bank AG	09/04/13	(11,575)
U.S. Dollar	329,951	Euro	261,000	Deutsche Bank AG	09/10/13	(24,758)
U.S. Dollar	694,668	Euro	540,850	Deutsche Bank AG	09/11/13	(40,370)
U.S. Dollar	24,390,376	Euro	18,919,000	Deutsche Bank AG	09/13/13	(1,321,460)
Philippines Peso	29,828,000	U.S. Dollar	713,554	Deutsche Bank AG	09/24/13	21,929
U.S. Dollar	2,234,056	Euro	1,720,000	Deutsche Bank AG	09/24/13	(103,570)
U.S. Dollar	1,036,408	Euro	800,000	Deutsche Bank AG	09/26/13	(50,865)
Philippines Peso	36,054,000	U.S. Dollar	862,536	Deutsche Bank AG	10/04/13	26,501
Philippines Peso	8,431,000	U.S. Dollar	202,576	Deutsche Bank AG	10/16/13	5,330
Malaysian Ringgit	1,980,000	U.S. Dollar	638,607	Deutsche Bank AG	10/23/13	(10,740)
U.S. Dollar	885,254	Euro	684,003	Deutsche Bank AG	10/31/13	(44,449)
U.S. Dollar	59,892	Euro	45,895	Deutsche Bank AG	11/04/13	(2,489)
U.S. Dollar	9,200,600	Euro	7,160,000	Deutsche Bank AG	11/08/13	(531,519)
U.S. Dollar	5,370,974	Japanese Yen	425,263,000	Deutsche Bank AG	11/13/13	706,211
U.S. Dollar	235,133	Euro	184,184	Deutsche Bank AG	11/15/13	(15,221)
Malaysian Ringgit	2,056,560	U.S. Dollar	660,000	Deutsche Bank AG	11/19/13	(8,776)
U.S. Dollar	65,212	Euro	50,759	Deutsche Bank AG	11/19/13	(3,783)
U.S. Dollar	1,765,160	Japanese Yen	143,060,000	Deutsche Bank AG	11/19/13	195,779
U.S. Dollar	1,021,759	Euro	798,000	Deutsche Bank AG	11/20/13	(62,942)
U.S. Dollar	873,650	Euro	670,000	Deutsche Bank AG	12/03/13	(37,093)
Australian Dollar	1,691,000	U.S. Dollar	1,732,345	Deutsche Bank AG	12/13/13	(8,741)
Malaysian Ringgit	1,633,900	U.S. Dollar	528,206	Deutsche Bank AG	01/08/14	(12,174)
U.S. Dollar	1,471,964	Euro	1,111,000	Deutsche Bank AG	01/14/14	(38,393)
U.S. Dollar	297,101	Japanese Yen	26,360,000	Deutsche Bank AG	01/16/14	7,685
U.S. Dollar	1,299,198	Euro	971,000	Deutsche Bank AG	01/17/14	(20,845)
U.S. Dollar	3,934,081	Japanese Yen	348,750,000	Deutsche Bank AG	01/17/14	104,966
Chilean Unidad de Fomento	411,630,000	U.S. Dollar	836,646	Deutsche Bank AG	01/22/14	414
168

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2013 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Chilean Unidad de Fomento	583,870,000	U.S. Dollar	1,187,814	Deutsche Bank AG	01/24/14	$(768)
Chilean Unidad de Fomento	363,560,000	U.S. Dollar	739,394	Deutsche Bank AG	01/28/14	(601)
U.S. Dollar	1,722,223	Japanese Yen	154,225,103	Deutsche Bank AG	01/28/14	28,680
Chilean Unidad de Fomento	117,450,000	U.S. Dollar	239,376	Deutsche Bank AG	01/29/14	(734)
Chilean Unidad de Fomento	234,900,000	U.S. Dollar	477,197	Deutsche Bank AG	01/31/14	(29)
Chilean Unidad de Fomento	219,210,000	U.S. Dollar	443,835	Deutsche Bank AG	02/03/14	1,298
U.S. Dollar	589,879	Euro	475,000	Goldman Sachs Group, Inc.	08/12/13	(55,619)
U.S. Dollar	1,116,586	Euro	902,000	Goldman Sachs Group, Inc.	08/14/13	(109,186)
U.S. Dollar	947,656	Euro	720,487	HSBC Holdings Plc	12/21/11	(31,729)
Singapore Dollar	1,468,000	U.S. Dollar	1,181,965	HSBC Holdings Plc	02/07/13	4,144
U.S. Dollar	2,429,151	Euro	1,856,000	HSBC Holdings Plc	02/08/13	(91,022)
U.S. Dollar	916,837	Japanese Yen	70,138,000	HSBC Holdings Plc	02/12/13	149,785
Singapore Dollar	1,446,700	U.S. Dollar	1,165,753	HSBC Holdings Plc	02/14/13	3,136
Singapore Dollar	1,041,600	U.S. Dollar	839,323	HSBC Holdings Plc	02/14/13	2,258
U.S. Dollar	650,508	Japanese Yen	51,260,000	HSBC Holdings Plc	02/22/13	89,878
Indian Rupee	27,858,000	U.S. Dollar	497,753	HSBC Holdings Plc	02/26/13	23,198
U.S. Dollar	679,111	Japanese Yen	54,300,000	HSBC Holdings Plc	03/01/13	85,207
Indian Rupee	43,702,000	U.S. Dollar	789,893	HSBC Holdings Plc	03/04/13	26,525
Mexican Peso	50,041,430	U.S. Dollar	3,731,177	HSBC Holdings Plc	03/08/13	190,792
U.S. Dollar	379,224	Euro	288,000	HSBC Holdings Plc	03/08/13	(11,899)
Indian Rupee	7,436,000	U.S. Dollar	134,625	HSBC Holdings Plc	03/11/13	4,118
Malaysian Ringgit	17,566,522	U.S. Dollar Malaysian	5,711,000	HSBC Holdings Plc	03/11/13	(70,698)
U.S. Dollar	5,456,967	Ringgit	17,566,522	HSBC Holdings Plc	03/11/13	(183,335)
Indian Rupee	18,770,000	U.S. Dollar	340,740	HSBC Holdings Plc	03/13/13	9,352
Malaysian Ringgit	7,450,137	U.S. Dollar Malaysian	2,430,000	HSBC Holdings Plc	03/15/13	(38,562)
U.S. Dollar	2,313,995	Ringgit	7,450,137	HSBC Holdings Plc	03/15/13	(77,443)
Australian Dollar	410,000	U.S. Dollar	411,640	HSBC Holdings Plc	03/19/13	14,444
Indian Rupee	203,451,000	U.S. Dollar	3,822,650	HSBC Holdings Plc	03/19/13	(31,979)
Philippines Peso	86,101,500	U.S. Dollar	1,981,075	HSBC Holdings Plc	03/19/13	133,912
Singapore Dollar	2,091,000	U.S. Dollar	1,654,665	HSBC Holdings Plc	03/19/13	34,754
South Korean Won	418,000,000	U.S. Dollar	364,080	HSBC Holdings Plc	03/19/13	19,053
U.S. Dollar	10,950,109	Japanese Yen	916,524,148	HSBC Holdings Plc	03/19/13	924,361
U.S. Dollar	361,248	South Korean Won	418,000,000	HSBC Holdings Plc	03/19/13	(21,885)
Singapore Dollar	1,574,000	U.S. Dollar	1,254,783	HSBC Holdings Plc	03/21/13	16,926
Malaysian Ringgit	906,000	U.S. Dollar	289,837	HSBC Holdings Plc	03/26/13	759
U.S. Dollar	281,297	Malaysian Ringgit	906,000	HSBC Holdings Plc	03/26/13	(9,299)
Indian Rupee	29,446,000	U.S. Dollar	531,708	HSBC Holdings Plc	03/28/13	16,053
Philippines Peso	17,664,000	U.S. Dollar	425,218	HSBC Holdings Plc	04/11/13	8,964
Philippines Peso	14,058,000	U.S. Dollar	338,927	HSBC Holdings Plc	04/15/13	6,660
U.S. Dollar	1,048,554	Euro	792,543	HSBC Holdings Plc	04/16/13	(27,993)
U.S. Dollar	1,418,283	Euro	1,072,000	HSBC Holdings Plc	04/16/13	(37,864)
169

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2013 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Indian Rupee	12,846,000	U.S. Dollar	235,484	HSBC Holdings Plc	04/29/13	$2,157
Indian Rupee	19,137,000	U.S. Dollar	351,225	HSBC Holdings Plc	04/30/13	2,734
U.S. Dollar	3,681,117	Euro	2,975,000	HSBC Holdings Plc	08/02/13	(361,637)
Singapore Dollar	864,000	U.S. Dollar	693,926	HSBC Holdings Plc	08/15/13	4,174
Singapore Dollar	864,000	U.S. Dollar	693,976	HSBC Holdings Plc	08/19/13	4,127
U.S. Dollar	3,897,237	Japanese Yen	307,492,000	HSBC Holdings Plc	08/20/13	528,498
U.S. Dollar	1,844,132	Japanese Yen	145,609,000	HSBC Holdings Plc	08/23/13	248,838
U.S. Dollar	2,998,184	Japanese Yen	234,458,000	HSBC Holdings Plc	08/27/13	429,309
Philippines Peso	36,100,000	U.S. Dollar	860,795	HSBC Holdings Plc	09/30/13	29,362
Philippines Peso	28,800,000	U.S. Dollar	690,465	HSBC Holdings Plc	10/03/13	19,696
Philippines Peso	28,921,000	U.S. Dollar	693,316	HSBC Holdings Plc	10/04/13	19,832
Philippines Peso	43,117,000	U.S. Dollar	1,036,740	HSBC Holdings Plc	10/07/13	26,472
Philippines Peso	24,870,000	U.S. Dollar	598,398	HSBC Holdings Plc	10/11/13	14,877
U.S. Dollar	2,941,900	Euro	2,263,000	HSBC Holdings Plc	10/17/13	(133,882)
Malaysian Ringgit	2,647,000	U.S. Dollar	859,360	HSBC Holdings Plc	10/22/13	(19,942)
Malaysian Ringgit	1,321,026	U.S. Dollar	426,000	HSBC Holdings Plc	10/24/13	(7,119)
Malaysian Ringgit	1,244,000	U.S. Dollar	398,562	HSBC Holdings Plc	11/20/13	(4,662)
U.S. Dollar	462,182	Japanese Yen	37,330,000	HSBC Holdings Plc	11/20/13	52,663
U.S. Dollar	1,118,679	Japanese Yen	98,220,000	HSBC Holdings Plc	01/15/14	40,300
U.S. Dollar	2,231,266	Japanese Yen	199,698,335	HSBC Holdings Plc	01/28/14	38,382
Norwegian Krone	7,600,000	U.S. Dollar	1,328,331	JPMorgan Chase & Co.	02/04/13	62,663
U.S. Dollar	19,474,173	Chinese Yuan	125,920,000	JPMorgan Chase & Co.	02/12/13	(566,863)
U.S. Dollar	318,129	Japanese Yen	24,550,000	JPMorgan Chase & Co.	02/15/13	49,637
U.S. Dollar	184,138	Japanese Yen	14,210,000	JPMorgan Chase & Co.	02/15/13	28,730
Indonesian Rupiah	57,218,000,000	U.S. Dollar	6,100,000	JPMorgan Chase & Co.	02/19/13	(239,641)
U.S. Dollar	2,102,442	Euro	1,593,000	JPMorgan Chase & Co.	02/19/13	(60,753)
Chilean Unidad de Fomento	91,400,000	U.S. Dollar	185,020	JPMorgan Chase & Co.	02/21/13	8,351
Indian Rupee	158,600,000	U.S. Dollar	3,050,000	JPMorgan Chase & Co.	02/21/13	(81,727)
Chilean Unidad de Fomento	1,464,000,000	U.S. Dollar	2,930,931	JPMorgan Chase & Co.	02/22/13	165,932
Chilean Unidad de Fomento	155,200,000	U.S. Dollar	310,711	JPMorgan Chase & Co.	02/22/13	17,591
U.S. Dollar	647,114	Japanese Yen	51,300,000	JPMorgan Chase & Co.	02/25/13	86,037
Mexican Peso	276,175,000	U.S. Dollar	20,996,222	JPMorgan Chase & Co.	02/26/13	670,595
Chilean Unidad de Fomento	62,400,000	U.S. Dollar	124,452	JPMorgan Chase & Co.	02/28/13	7,428
U.S. Dollar	679,600	Japanese Yen	54,300,000	JPMorgan Chase & Co.	03/01/13	85,696
U.S. Dollar	20,743,166	South African Rand	185,000,000	JPMorgan Chase & Co.	03/06/13	151,239
Malaysian Ringgit	4,471,980	U.S. Dollar	1,460,000	JPMorgan Chase & Co.	03/12/13	(24,226)
U.S. Dollar	1,390,109	Malaysian Ringgit	4,471,980	JPMorgan Chase & Co.	03/12/13	(45,665)
Indian Rupee	170,209,200	U.S. Dollar	3,220,000	JPMorgan Chase & Co.	03/13/13	(45,314)
Singapore Dollar	2,807,550	U.S. Dollar	2,250,000	JPMorgan Chase & Co.	03/13/13	18,360
U.S. Dollar	20,863,242	South Korean Won	22,380,000,000	JPMorgan Chase & Co.	03/13/13	343,385
Singapore Dollar	1,320,000	U.S. Dollar	1,081,258	JPMorgan Chase & Co.	03/19/13	(14,767)
Chilean Unidad de Fomento	92,200,000	U.S. Dollar	184,770	JPMorgan Chase & Co.	03/21/13	9,487
170

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2013 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Indian Rupee	28,975,000	U.S. Dollar	523,771	JPMorgan Chase & Co.	03/25/13	$15,515
Mexican Peso	206,752,500	U.S. Dollar	16,054,830	JPMorgan Chase & Co.	03/25/13	120,872
Philippines Peso	11,388,000	U.S. Dollar	274,436	JPMorgan Chase & Co.	04/10/13	5,474
Russian Ruble	297,500,000	U.S. Dollar	9,707,570	JPMorgan Chase & Co.	04/11/13	93,391
Philippines Peso	19,811,000	U.S. Dollar	476,009	JPMorgan Chase & Co.	04/12/13	10,962
Indian Rupee	46,822,000	U.S. Dollar	844,088	JPMorgan Chase & Co.	04/15/13	24,181
Indian Rupee	40,031,000	U.S. Dollar	734,217	JPMorgan Chase & Co.	04/16/13	7,991
Indian Rupee	39,295,000	U.S. Dollar	718,255	JPMorgan Chase & Co.	04/18/13	10,055
Indian Rupee	7,886,000	U.S. Dollar	141,860	JPMorgan Chase & Co.	04/22/13	4,201
Indian Rupee	19,629,000	U.S. Dollar	359,660	JPMorgan Chase & Co.	04/22/13	3,900
U.S. Dollar	268,895	Euro	203,185	JPMorgan Chase & Co.	04/23/13	(7,110)
Chilean Unidad de Fomento	604,651,000	U.S. Dollar	1,194,019	JPMorgan Chase & Co.	04/29/13	73,505
Indian Rupee	23,738,000	U.S. Dollar	425,908	JPMorgan Chase & Co.	04/29/13	13,226
Indian Rupee	19,775,000	U.S. Dollar	354,092	JPMorgan Chase & Co.	04/30/13	11,667
Chinese Yuan	62,550,000	U.S. Dollar	10,000,000	JPMorgan Chase & Co.	05/28/13	(54,544)
Chinese Yuan	62,700,000	U.S. Dollar	10,000,000	JPMorgan Chase & Co.	06/13/13	(31,955)
U.S. Dollar	9,822,967	Chinese Yuan	62,700,000	JPMorgan Chase & Co.	06/13/13	(145,078)
Singapore Dollar	6,427,600	U.S. Dollar	5,152,385	JPMorgan Chase & Co.	07/31/13	40,928
U.S. Dollar	3,693,760	Euro	2,975,000	JPMorgan Chase & Co.	07/31/13	(348,973)
U.S. Dollar	1,963,902	Euro	1,606,300	JPMorgan Chase & Co.	08/06/13	(218,934)
U.S. Dollar	1,977,428	Euro	1,584,300	JPMorgan Chase & Co.	08/09/13	(175,528)
U.S. Dollar	2,003,668	Euro	1,612,000	JPMorgan Chase & Co.	08/20/13	(186,990)
U.S. Dollar	932,100	Japanese Yen	73,573,000	JPMorgan Chase & Co.	08/20/13	126,069
U.S. Dollar	1,856,818	Japanese Yen	146,373,000	JPMorgan Chase & Co.	08/26/13	253,084
U.S. Dollar	1,441,937	Japanese Yen	112,727,000	JPMorgan Chase & Co.	08/27/13	206,826
U.S. Dollar	928,779	Euro	737,287	JPMorgan Chase & Co.	08/29/13	(73,193)
U.S. Dollar	928,786	Japanese Yen	72,717,000	JPMorgan Chase & Co.	08/30/13	132,017
U.S. Dollar	153,510	Euro	119,000	JPMorgan Chase & Co.	09/13/13	(8,217)
U.S. Dollar	15,270,462	Euro	11,825,925	JPMorgan Chase & Co.	09/13/13	(801,542)
Singapore Dollar	1,300,000	U.S. Dollar	1,062,786	JPMorgan Chase & Co.	09/19/13	(12,360)
U.S. Dollar	406,818	Japanese Yen	31,505,000	JPMorgan Chase & Co.	09/30/13	61,457
Philippines Peso	14,127,000	U.S. Dollar	340,074	JPMorgan Chase & Co.	10/11/13	8,287
Malaysian Ringgit	1,459,000	U.S. Dollar	469,660	JPMorgan Chase & Co.	10/18/13	(6,886)
U.S. Dollar	6,795,203	Japanese Yen	598,110,000	JPMorgan Chase & Co.	10/18/13	236,947
Hong Kong Dollar	307,680,000	U.S. Dollar	40,000,000	JPMorgan Chase & Co.	10/28/13	(295,676)
Hong Kong Dollar	924,576,000	U.S. Dollar	120,000,000	JPMorgan Chase & Co.	10/28/13	(688,817)
Malaysian Ringgit	1,586,000	U.S. Dollar	512,224	JPMorgan Chase & Co.	10/31/13	(9,506)
U.S. Dollar	188,597	Euro	147,287	JPMorgan Chase & Co.	11/12/13	(11,602)
U.S. Dollar	4,289,375	Japanese Yen	338,110,000	JPMorgan Chase & Co.	11/13/13	580,604
U.S. Dollar	398,445	Japanese Yen	31,518,000	JPMorgan Chase & Co.	11/13/13	52,720
U.S. Dollar	231,051	Euro	180,987	JPMorgan Chase & Co.	11/20/13	(14,960)
U.S. Dollar	885,202	Japanese Yen	71,438,000	JPMorgan Chase & Co.	11/20/13	101,509
U.S. Dollar	746,640	Euro	572,000	JPMorgan Chase & Co.	12/13/13	(30,909)
Malaysian Ringgit	334,000	U.S. Dollar	108,848	JPMorgan Chase & Co.	01/16/14	(3,405)
U.S. Dollar	7,152,876	Japanese Yen	633,340,000	JPMorgan Chase & Co.	01/17/14	199,093
Chilean Unidad de Fomento	124,780,000	U.S. Dollar	253,618	JPMorgan Chase & Co.	01/30/14	(113)
Malaysian Ringgit	2,115,000	U.S. Dollar	680,940	JPMorgan Chase & Co.	01/30/14	(13,728)
171

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2013 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Malaysian Ringgit	3,515,000	U.S. Dollar	1,116,405	JPMorgan Chase & Co.	02/04/14	$(7,824)
Chinese Yuan	246,800,000	U.S. Dollar	40,000,000	JPMorgan Chase & Co.	02/24/14	(893,417)
U.S. Dollar	39,268,099	Chinese Yuan	246,800,000	JPMorgan Chase & Co.	02/24/14	161,515
Chinese Yuan	123,100,000	U.S. Dollar	20,000,000	JPMorgan Chase & Co.	03/07/14	(499,177)
Chinese Yuan	245,600,000	U.S. Dollar	40,000,000	JPMorgan Chase & Co.	03/10/14	(1,096,085)
U.S. Dollar	39,083,386	Chinese Yuan	245,600,000	JPMorgan Chase & Co.	03/10/14	179,471
Chinese Yuan	125,200,000	U.S. Dollar	20,000,000	JPMorgan Chase & Co.	03/17/14	(171,064)
U.S. Dollar	19,608,457	Chinese Yuan	125,200,000	JPMorgan Chase & Co.	03/17/14	(220,478)
Chinese Yuan	92,100,000	U.S. Dollar	15,000,000	JPMorgan Chase & Co.	04/14/14	(422,759)
Chinese Yuan	122,800,000	U.S. Dollar	20,000,000	JPMorgan Chase & Co.	04/21/14	(566,802)
Hong Kong Dollar	386,050,000	U.S. Dollar	50,000,000	JPMorgan Chase & Co.	09/22/14	(167,139)
Chilean Unidad de Fomento	85,510,000	U.S. Dollar	169,612	Morgan Stanley	02/04/13	11,747
Chilean Unidad de Fomento	84,510,000	U.S. Dollar	167,712	Morgan Stanley	02/04/13	11,526
U.S. Dollar	360,021	Chilean Unidad de Fomento	170,020,000	Morgan Stanley	02/04/13	(576)
Chilean Unidad de Fomento	83,490,000	U.S. Dollar	169,008	Morgan Stanley	02/11/13	7,892
U.S. Dollar	420,286	Japanese Yen	32,163,000	Morgan Stanley	02/12/13	68,541
Chilean Unidad de Fomento	224,290,000	U.S. Dollar	454,488	Morgan Stanley	02/13/13	20,599
Chilean Unidad de Fomento	195,220,000	U.S. Dollar	389,777	Morgan Stanley	02/25/13	22,995
Chilean Unidad de Fomento	234,800,000	U.S. Dollar	469,600	Morgan Stanley	02/27/13	26,713
U.S. Dollar	1,073,615	Euro	816,000	Morgan Stanley	03/08/13	(34,567)
Chilean Unidad de Fomento	99,000,000	U.S. Dollar	193,548	Morgan Stanley	03/11/13	15,343
U.S. Dollar	2,396,971	Japanese Yen	198,800,000	Morgan Stanley	03/19/13	222,322
Singapore Dollar	2,061,300	U.S. Dollar	1,629,486	Morgan Stanley	03/26/13	35,932
Chilean Unidad de Fomento	1,065,040,000	U.S. Dollar	2,099,635	Morgan Stanley	04/15/13	136,826
Chilean Unidad de Fomento	954,280,000	U.S. Dollar	1,882,952	Morgan Stanley	04/19/13	119,945
U.S. Dollar	207,246	Euro	157,000	Morgan Stanley	05/07/13	(6,034)
Chilean Unidad de Fomento	101,400,000	U.S. Dollar	198,376	Morgan Stanley	05/13/13	13,785
Polish Zloty	4,031,000	Euro	895,579	Morgan Stanley	05/24/13	73,917
U.S. Dollar	853,110	Euro	686,000	Morgan Stanley	06/04/13	(78,901)
Swedish Krona	13,535,982	Euro	1,553,360	Morgan Stanley	07/16/13	11,064
Swedish Krona	3,168,850	Euro	363,650	Morgan Stanley	07/16/13	2,590
Swedish Krona	19,932,831	Euro	2,309,741	Morgan Stanley	07/22/13	(14,430)
Chilean Unidad de Fomento	170,020,000	U.S. Dollar	352,629	Morgan Stanley	08/01/13	(64)
Singapore Dollar	5,152,240	U.S. Dollar	4,141,672	Morgan Stanley	08/01/13	21,192
Australian Dollar	4,488,527	U.S. Dollar	4,590,012	Morgan Stanley	08/09/13	25,683
U.S. Dollar	513,533	Euro	403,000	Morgan Stanley	08/15/13	(34,125)
U.S. Dollar	10,231,678	Japanese Yen	807,305,000	Morgan Stanley	11/13/13	1,376,248
172

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2013 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	514,158	Euro	403,000	Morgan Stanley	11/15/13	$(33,623)
U.S. Dollar	730,674	Japanese Yen	57,800,000	Morgan Stanley	11/15/13	96,640
Chilean Unidad de Fomento	198,700,000	U.S. Dollar	403,739	Morgan Stanley	01/13/14	737
Swedish Krona	164,370,000	U.S. Dollar	24,710,753	UBS AG	02/04/13	1,140,234
U.S. Dollar	1,386,229	Norwegian Krone	7,600,000	UBS AG	02/04/13	(4,765)
Mexican Peso	63,915,000	U.S. Dollar	4,837,098	UBS AG	02/05/13	187,379
U.S. Dollar	2,846,210	Euro	2,177,000	UBS AG	02/08/13	(109,835)
U.S. Dollar	2,428,582	Euro	1,825,000	UBS AG	02/13/13	(49,569)
U.S. Dollar	19,892,477	Euro	15,643,227	UBS AG	02/15/13	(1,349,564)
U.S. Dollar	47,042,960	Euro	36,994,071	UBS AG	02/15/13	(3,191,531)
U.S. Dollar	2,104,114	Euro	1,593,000	UBS AG	02/19/13	(59,080)
U.S. Dollar	2,089,045	Euro	1,580,000	UBS AG	02/21/13	(56,521)
Malaysian Ringgit	30,460,000	U.S. Dollar	9,945,148	UBS AG	03/04/13	(160,175)
U.S. Dollar	756,106	Japanese Yen	60,600,000	UBS AG	03/04/13	93,283
Australian Dollar	19,359,503	U.S. Dollar	20,137,562	UBS AG	03/06/13	1,520
Norwegian Krone	144,695,000	U.S. Dollar	25,657,371	UBS AG	03/06/13	795,306
Singapore Dollar	12,245,500	U.S. Dollar	10,026,201	UBS AG	03/13/13	(132,450)
South Korean Won	22,380,000,000	U.S. Dollar	20,725,101	UBS AG	03/13/13	(205,243)
U.S. Dollar	9,920,947	Euro	7,624,752	UBS AG	03/13/13	(434,255)
U.S. Dollar	25,202,441	Euro	19,379,785	UBS AG	03/13/13	(1,117,309)
Euro	35,119,484	U.S. Dollar	45,974,916	UBS AG	03/18/13	1,722,268
U.S. Dollar	9,772,076	Japanese Yen	815,812,000	UBS AG	03/18/13	848,072
Norwegian Krone	31,660,000	U.S. Dollar	5,670,075	UBS AG	03/27/13	112,761
Mexican Peso	200,692,500	U.S. Dollar	15,541,294	UBS AG	04/10/13	134,623
South African Rand	40,451,500	U.S. Dollar	4,646,927	UBS AG	04/10/13	(166,608)
U.S. Dollar	19,152,420	Euro	14,646,945	UBS AG	04/10/13	(742,598)
Mexican Peso	330,182,500	U.S. Dollar	25,983,482	UBS AG	04/22/13	(224,600)
Norwegian Krone	141,953,510	U.S. Dollar	25,434,455	UBS AG	04/22/13	465,145
U.S. Dollar	30,869,964	Euro	23,100,000	UBS AG	04/22/13	(508,773)
U.S. Dollar	60,260,286	Euro	45,298,404	UBS AG	04/25/13	(1,273,400)
U.S. Dollar	10,000,000	Japanese Yen	886,335,000	UBS AG	04/25/13	301,558
Norwegian Krone	7,600,000	U.S. Dollar	1,381,341	UBS AG	05/02/13	4,696
U.S. Dollar	101,808	Euro	78,000	UBS AG	05/10/13	(4,155)
U.S. Dollar	632,569	Japanese Yen	50,022,000	UBS AG	05/13/13	85,128
Australian Dollar	663,000	U.S. Dollar	674,536	UBS AG	05/20/13	11,248
Norwegian Krone	13,058,000	Euro	1,763,999	UBS AG	05/23/13	(17,151)
Norwegian Krone	4,080,000	Euro	549,828	UBS AG	06/03/13	(3,914)
Swedish Krona	20,866,000	Euro	2,330,251	UBS AG	06/28/13	105,760
U.S. Dollar	2,317,680	Euro	1,850,000	UBS AG	06/28/13	(195,981)
Swedish Krona	15,299,180	Euro	1,756,407	UBS AG	07/16/13	11,547
Swedish Krona	15,274,510	Euro	1,753,635	UBS AG	07/16/13	11,446
U.S. Dollar	19,743,469	Chinese Yuan	126,220,000	UBS AG	07/29/13	(315,492)
U.S. Dollar	3,662,861	Euro	2,976,000	UBS AG	08/01/13	(381,242)
U.S. Dollar	1,880,485	Japanese Yen	148,060,000	UBS AG	08/20/13	258,409
Norwegian Krone	10,525,000	Euro	1,411,009	UBS AG	08/23/13	(7,150)
Norwegian Krone	10,525,000	Euro	1,411,047	UBS AG	08/23/13	(7,202)
U.S. Dollar	2,096,498	Euro	1,675,590	UBS AG	08/26/13	(180,609)
173

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2013 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	2,109,887	Japanese Yen	166,449,000	UBS AG	08/26/13	$286,190
U.S. Dollar	764,488	Euro	590,886	UBS AG	09/17/13	(38,562)
Norwegian Krone	4,194,700	Euro	562,632	UBS AG	11/08/13	(5,889)
U.S. Dollar	403,772	Japanese Yen	31,954,500	UBS AG	11/15/13	53,249
U.S. Dollar	706,742	Japanese Yen	57,068,000	UBS AG	11/20/13	80,692
U.S. Dollar	519,212	Euro	395,500	UBS AG	12/09/13	(18,406)
U.S. Dollar	2,280,240	Euro	1,741,000	UBS AG	01/13/14	(86,570)
U.S. Dollar	600,603	Japanese Yen	52,560,000	UBS AG	01/14/14	23,544
U.S. Dollar	300,979	Japanese Yen	26,280,000	UBS AG	01/14/14	12,449
U.S. Dollar	803,539	Japanese Yen	71,290,000	UBS AG	01/16/14	20,819
U.S. Dollar	638,585	Japanese Yen	56,700,000	UBS AG	01/16/14	16,054
U.S. Dollar	1,839,492	Japanese Yen	162,280,000	UBS AG	01/27/14	57,498
U.S. Dollar	14,251,671	Chinese Yuan	92,100,000	UBS AG	04/14/14	(325,570)
						$(2,624,816)

C. Swap Agreements. The Funds entered into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

D. Options. The Funds purchased and wrote (sold) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes

174

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2013 (Unaudited)

a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain of the contract (as writer).

A summary of the Global Opportunities Fund written option transactions for the period is as follows:

	Number of
	Options	Premiums
	Contracts	Received
Contracts outstanding at October 31, 2012	177,040	$108,897,117
Options written	115,145	57,816,676
Options terminated in closing purchase transactions	(38,780)	(21,752,295)
Options exercised	(35,198)	(20,355,565)
Options expired	(7,465)	(6,278,086)
Contracts outstanding at January 31, 2013	210,742	$118,327,847

A summary of the Real Return Fund written option transactions for the period is as follows:

	Number of
	Options	Premiums
	Contracts	Received
Contracts outstanding at October 31, 2012	13,640	$16,989,165
Options written	13,435	49,842,925
Options terminated in closing purchase transactions	(10,875)	(47,003,215)
Options exercised	—	—
Options expired	(6,900)	(2,266,650)
Contracts outstanding at January 31, 2013	9,300	$17,562,225

The Global Opportunities Fund invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk). These structured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on a specific index with an initial reference strike price. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

7. Federal Income Taxes:

At October 31, 2012, the following Funds had capital loss carryforwards for federal income tax purposes, which will expire on the following date:

October 31, 2017
Large Cap Core Fund	$56,108,735
175

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2013 (Unaudited)

October 31, 2017
Large Cap Strategies Fund	387,157,678
Global Opportunities Fund	201,818,046
Real Return Fund**	245,786,188

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

**As of October 31, 2012, the Real Return Fund had a short-term and long-term capital loss carryforward of $40,756,011 and $81,990,660, respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforwards subject to expiration that are described above.

8. Commitments:

Global Opportunities Fund may invest in floating rate loan interests. In connection with these investments, Global Opportunities Fund may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate Global Opportunities Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of January 31, 2013, Global Opportunities Fund had outstanding bridge loan commitments of $1,200,000. In connection with these commitments, Global Opportunities Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

176

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, (the “1940 Act”) (17 CFR 270.30a-3(c))) are adequate and reasonably designed to achieve the purposes described in such rule, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	03/26/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	03/26/13

By (Signature and Title)*	/s/ Peter C. Artemiou
Peter C. Artemiou, Treasurer
(Principal Financial Officer)

Date	03/26/13

* Print the name and title of each signing officer under his or her signature.